UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

November 30, 2004

UBI-QTLY-0105

1.810715.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 9,280	$ 10,276
Automobiles - 0.5%
Ford Motor Co.:
6.625% 10/1/28	2,235	2,019
7.45% 7/16/31	10,685	10,395
General Motors Corp.:
8.25% 7/15/23	7,950	8,109
8.375% 7/15/33	7,455	7,589
		28,112
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	6,250	7,324
Cox Communications, Inc.:
4.625% 6/1/13	2,400	2,236
7.125% 10/1/12	1,305	1,435
7.75% 11/1/10	6,200	7,003
Liberty Media Corp. 8.25% 2/1/30	7,500	8,511
Pearson Dollar Finance PLC 4.7% 6/1/09 (a)	10,000	10,177
Time Warner, Inc. 6.625% 5/15/29	3,050	3,195
		39,881
Multiline Retail - 0.2%
Target Corp. 3.375% 3/1/08	11,500	11,381
TOTAL CONSUMER DISCRETIONARY		89,650
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Foster's Finance Corp. 6.875% 6/15/11 (a)	5,000	5,583
Food Products - 0.2%
ConAgra Foods, Inc. 6.7% 8/1/27	4,000	4,507
Unilever Capital Corp. 7.125% 11/1/10	7,000	8,010
		12,517
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	8,625	9,208
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris Companies, Inc.:
7.65% 7/1/08	$ 4,600	$ 4,960
7.75% 1/15/27	4,000	4,381
		18,549
TOTAL CONSUMER STAPLES		36,649
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	7,900	8,971
Oil & Gas - 1.3%
Amerada Hess Corp.:
6.65% 8/15/11	1,290	1,410
7.125% 3/15/33	3,340	3,572
7.375% 10/1/09	2,940	3,280
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	7,350	7,380
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	4,920	5,416
EnCana Corp. 6.5% 8/15/34	9,440	10,046
Enterprise Products Operating LP:
4.625% 10/15/09 (a)	2,030	2,017
5.6% 10/15/14 (a)	1,435	1,431
Kinder Morgan Energy Partners LP 7.125% 3/15/12	4,335	4,914
Pemex Project Funding Master Trust:
6.125% 8/15/08	7,500	7,894
7.375% 12/15/14	5,000	5,455
7.875% 2/1/09 (d)	5,370	5,988
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	4,965	5,809
Williams Companies, Inc.:
7.125% 9/1/11	2,190	2,414
7.5% 1/15/31	910	942
		67,968
TOTAL ENERGY		76,939
FINANCIALS - 8.5%
Capital Markets - 1.8%
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	10,000	9,702
Bear Stearns Companies, Inc. 4% 1/31/08	2,935	2,953
Credit Suisse First Boston (USA), Inc. 4.625% 1/15/08	8,965	9,182
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Capital I 6.345% 2/15/34	$ 12,440	$ 12,579
Goldman Sachs Group, Inc. 5.25% 10/15/13	12,685	12,805
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,357
Merrill Lynch & Co., Inc. 4.125% 1/15/09	18,225	18,217
Morgan Stanley 6.6% 4/1/12	10,000	11,046
NationsBank Corp. 6.375% 2/15/08	4,750	5,108
State Street Corp. 7.65% 6/15/10	5,000	5,846
		90,795
Commercial Banks - 1.2%
Bank of America Corp. 6.25% 4/15/12	2,790	3,053
Bank One NA, Chicago 3.7% 1/15/08	6,780	6,764
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,653
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,470	2,451
5.25% 2/10/14 (a)	4,310	4,339
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,318
Korea Development Bank:
3.875% 3/2/09	2,775	2,726
5.75% 9/10/13	5,755	6,034
Mellon Financial Co. 6.7% 3/1/08	5,000	5,524
PNC Funding Corp. 7.5% 11/1/09	7,000	7,939
SouthTrust Corp. 5.8% 6/15/14	4,410	4,623
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,439
Wachovia Corp. 4.875% 2/15/14	4,260	4,205
		64,068
Consumer Finance - 1.6%
Capital One Bank 5% 6/15/09	7,500	7,686
Ford Motor Credit Co. 7% 10/1/13	7,350	7,668
General Motors Acceptance Corp. 6.875% 9/15/11	18,765	19,140
Household Finance Corp.:
4.125% 11/16/09	9,925	9,815
5.875% 2/1/09	3,720	3,963
7% 5/15/12	1,575	1,786
Household International, Inc. 8.875% 2/15/08	9,175	9,760
MBNA Corp.:
6.125% 3/1/13	5,000	5,317
7.5% 3/15/12	5,960	6,829
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Pitney Bowes Credit Corp. 5.75% 8/15/08	$ 6,000	$ 6,413
SLM Corp. 4% 1/15/09	6,900	6,861
		85,238
Diversified Financial Services - 0.9%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	2,545	2,701
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (a)	5,210	5,405
7.45% 11/24/33 (a)	3,600	3,813
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,476
J.P. Morgan Chase & Co.:
5.75% 1/2/13	4,500	4,720
6.75% 2/1/11	16,925	18,874
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	3,675	3,793
		46,782
Insurance - 0.9%
Aegon NV 4.75% 6/1/13	9,375	9,179
American General Corp. 7.5% 8/11/10	5,000	5,722
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,890	4,847
MetLife, Inc. 6.125% 12/1/11	10,000	10,761
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,600	2,816
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,365
Travelers Property Casualty Corp. 5% 3/15/13	9,500	9,265
		47,955
Real Estate - 1.6%
Arden Realty LP:
5.2% 9/1/11	4,080	4,079
7% 11/15/07	5,105	5,568
8.875% 3/1/05	2,180	2,212
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,741
Boston Properties, Inc. 6.25% 1/15/13	9,000	9,642
Camden Property Trust 5.875% 11/30/12	5,960	6,189
CarrAmerica Realty Corp. 5.25% 11/30/07	8,635	8,905
CenterPoint Properties Trust 5.25% 7/15/11	4,500	4,537
Developers Diversified Realty Corp. 4.625% 8/1/10	8,265	8,144
EOP Operating LP:
4.65% 10/1/10	2,500	2,491
7% 7/15/11	5,000	5,596
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
ProLogis 5.5% 3/1/13	$ 5,085	$ 5,200
Regency Centers LP 4.95% 4/15/14	5,000	4,862
Simon Property Group LP 5.625% 8/15/14 (a)	9,475	9,665
		81,831
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 4% 3/22/11	9,000	8,651
Independence Community Bank Corp. 3.75% 4/1/14 (d)	4,505	4,323
Washington Mutual, Inc.:
4.375% 1/15/08	5,830	5,915
4.625% 4/1/14	5,905	5,560
		24,449
TOTAL FINANCIALS		441,118
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
Bombardier, Inc.:
6.3% 5/1/14 (a)	7,655	6,890
7.45% 5/1/34 (a)	2,620	2,306
Northrop Grumman Corp. 4.079% 11/16/06	6,000	6,053
Raytheon Co. 8.3% 3/1/10	2,500	2,944
		18,193
Airlines - 0.2%
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	9,120	8,725
7.92% 5/18/12	5,000	3,650
		12,375
Road & Rail - 0.1%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,400
TOTAL INDUSTRIALS		33,968
INFORMATION TECHNOLOGY - 0.3%
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09	7,725	8,465
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
SunGard Data Systems, Inc. 4.875% 1/15/14	$ 8,000	$ 7,667
TOTAL INFORMATION TECHNOLOGY		16,132
MATERIALS - 0.3%
Chemicals - 0.1%
Lubrizol Corp.:
4.625% 10/1/09	3,715	3,684
5.5% 10/1/14	1,730	1,707
6.5% 10/1/34	3,140	3,079
		8,470
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,805	1,844
6.875% 7/15/33 (a)	3,780	3,978
		5,822
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,200	3,485
TOTAL MATERIALS		17,777
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	3,985	4,274
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,487
Bellsouth Capital Funding Corp. 7.875% 2/15/30	11,570	13,868
BellSouth Corp. 6.55% 6/15/34	10,140	10,629
British Telecommunications PLC 8.875% 12/15/30	9,025	11,751
Deutsche Telekom International Finance BV 8.75% 6/15/30	5,425	6,967
France Telecom SA:
8.5% 3/1/11	5,290	6,276
9.5% 3/1/31	10,000	13,203
KT Corp. 5.875% 6/24/14 (a)	4,360	4,577
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,491
6.45% 6/15/34	17,175	17,724
Sprint Capital Corp. 6.875% 11/15/28	9,990	10,615
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4.95% 9/30/14 (a)	$ 1,930	$ 1,865
5.25% 11/15/13	12,200	12,185
Telefonica Europe BV 7.75% 9/15/10	2,168	2,524
Verizon Global Funding Corp.:
7.25% 12/1/10	4,015	4,587
7.75% 12/1/30	13,450	16,161
		150,184
Wireless Telecommunication Services - 0.2%
America Movil SA de CV:
4.125% 3/1/09	4,755	4,652
5.5% 3/1/14	4,290	4,151
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	2,988
		11,791
TOTAL TELECOMMUNICATION SERVICES		161,975
UTILITIES - 2.3%
Electric Utilities - 1.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,965	4,062
Duke Capital LLC:
4.37% 3/1/09	3,980	3,985
6.25% 2/15/13	1,630	1,742
6.75% 2/15/32	13,235	13,929
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	10,138
FirstEnergy Corp. 7.375% 11/15/31	1,670	1,847
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,555	3,612
5.875% 10/1/12	10,915	11,414
Monongahela Power Co. 5% 10/1/06	4,845	4,940
Northeast Utilities 3.3% 6/1/08	3,000	2,913
Progress Energy, Inc. 7.1% 3/1/11	18,030	20,133
		78,715
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,700	1,893
NiSource Finance Corp. 7.875% 11/15/10	7,055	8,254
		10,147
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	13,455	15,178
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc.:
6.25% 6/30/12	$ 10,750	$ 11,597
8.125% 6/15/10	2,445	2,864
		29,639
TOTAL UTILITIES		118,501
TOTAL NONCONVERTIBLE BONDS (Cost $963,573)		992,709
U.S. Government and Government Agency Obligations - 29.8%

U.S. Government Agency Obligations - 7.5%
Fannie Mae:
2.5% 6/15/06	2,200	2,181
3.25% 1/15/08	54,790	54,295
3.25% 8/15/08	66,500	65,430
3.25% 2/15/09	146,470	143,091
5.25% 8/1/12	1,030	1,059
5.5% 3/15/11	27,865	29,718
6.25% 2/1/11	2,580	2,816
Freddie Mac:
3.625% 9/15/08	14,645	14,618
4% 6/12/13	20,038	18,944
5.75% 1/15/12	25,000	27,043
5.875% 3/21/11	11,960	12,830
6.75% 3/15/31	4,035	4,750
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	712	750
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1993-D, 5.23% 5/15/05	40	40
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	438	442
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	$ 7,500	$ 7,826
5.96% 8/1/09	3,600	3,811
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		389,644
U.S. Treasury Inflation Protected Obligations - 2.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	20,147	20,864
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (c)	107,905	110,823
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		131,687
U.S. Treasury Obligations - 19.7%
U.S. Treasury Bonds:
6.25% 5/15/30	103,345	120,457
8% 11/15/21	44,717	60,326
U.S. Treasury Notes:
1.625% 2/28/06	265,310	261,600
3.125% 5/15/07	266,940	266,815
3.125% 4/15/09	207,300	203,357
3.625% 7/15/09	100,000	99,859
4.75% 5/15/14	10,000	10,308
TOTAL U.S. TREASURY OBLIGATIONS		1,022,722
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,547,346)		1,544,053
U.S. Government Agency - Mortgage Securities - 31.8%

Fannie Mae - 27.3%
4% 8/1/18 to 5/1/19	38,587	37,584
4% 12/1/19 (b)	99,786	97,073
4.5% 12/1/19 (b)	16,500	16,407
4.5% 3/1/33 to 3/1/34	121,963	117,477
5% 1/1/17 to 11/1/34	207,031	207,370
5% 12/1/19 (b)	21,813	22,127
5% 12/1/34 (b)	156,130	154,179
5.5% 1/1/09 to 11/1/33	154,971	158,580
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 12/1/34 (b)	$ 318,813	$ 322,889
6% 8/1/13 to 3/1/31	66,469	69,406
6% 12/1/34 (b)	71,696	74,049
6.5% 4/1/11 to 11/1/33	88,970	93,722
6.5% 12/1/19 (b)	26,228	27,810
7% 3/1/15 to 3/1/32	3,742	3,980
7.5% 1/1/08 to 2/1/32	11,346	12,153
8% 11/1/08 to 6/1/30	245	266
8.5% 6/1/17 to 8/1/23	429	473
9.5% 12/1/09 to 9/1/21	440	484
10.75% 9/1/10 to 5/1/14	48	53
11.25% 5/1/14	4	5
11.5% 8/1/14	17	19
13.5% 11/1/14	11	12
14% 3/1/12	29	33
TOTAL FANNIE MAE		1,416,151
Freddie Mac - 2.6%
4% 12/1/19 (b)	100,000	97,375
5.5% 12/1/17	8,858	9,146
6% 4/1/28 to 11/1/30	7,134	7,370
6.5% 8/1/32	7,682	8,059
7% 4/1/32	9,849	10,449
7.5% 9/1/15 to 6/1/32	2,309	2,477
8% 7/1/16 to 4/1/32	1,699	1,844
8.5% 9/1/19 to 1/1/28	287	317
9% 10/1/16	43	48
9.5% 10/1/08 to 8/1/30	208	226
10.5% 5/1/09 to 12/1/15	29	32
11% 8/1/15 to 9/1/20	343	382
11.5% 10/1/15	8	9
11.75% 9/1/13	20	23
12% 2/1/13 to 7/1/15	16	19
12.75% 8/1/12	12	14
13.5% 12/1/14	76	86
TOTAL FREDDIE MAC		137,876
Government National Mortgage Association - 1.9%
6% 12/15/08 to 12/20/33	31,163	32,235
6.5% 6/15/23 to 7/15/34	22,315	23,541
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7% 12/15/22 to 10/15/32	$ 27,403	$ 29,169
7.5% 2/15/17 to 1/15/32	8,534	9,203
8% 7/15/18 to 5/15/29	2,591	2,831
8.5% 11/15/05 to 12/15/30	545	596
9.5% 3/15/23	17	19
10.5% 5/20/16 to 1/20/18	404	451
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		98,045
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,641,979)		1,652,072
Asset-Backed Securities - 2.0%

AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	2,828	2,861
Series 2003-BX Class A4B, 2.4413% 1/6/10 (d)	3,680	3,701
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.2806% 1/25/32 (d)	2,220	2,229
Capital Auto Receivables Asset Trust Series 2002-5 Class B, 2.8% 4/15/08	3,439	3,433
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	6,645	6,652
Series 2003-B4 Class B4, 2.9% 7/15/11 (d)	5,910	6,015
Series 2004-6 Class B, 4.15% 7/16/12	7,720	7,650
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09 (d)	12,000	12,170
Discover Card Master Trust I Series 2003-4 Class B1, 2.43% 5/16/11 (d)	7,360	7,391
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.7306% 1/25/34 (d)	3,950	3,950
Class M2, 3.3306% 1/25/34 (d)	4,600	4,600
Home Equity Asset Trust NIMS Trust Series 2002-4N Class A, 8% 5/27/33 (a)	139	139
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 3.35% 9/15/09 (d)	5,835	5,883
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	4,892
Series 2003-B3 Class B3, 2.475% 1/18/11 (d)	5,025	5,044
Series 2003-B5 Class B5, 2.47% 2/15/11 (d)	2,010	2,025
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.55% 3/15/11 (a)(d)	6,165	6,177
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	$ 7,625	$ 7,637
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	9,505	9,523
TOTAL ASSET-BACKED SECURITIES (Cost $101,456)		101,972
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 0.1%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 2.5506% 4/25/34 (d)	3,521	3,528
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,628	1,638
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	1,706	1,755
TOTAL PRIVATE SPONSOR		6,921
U.S. Government Agency - 1.3%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2003-83 Class TH, 4.5% 11/25/16	11,450	11,296
Series 2004-81 Class KD, 4.5% 7/25/18	7,951	7,734
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,390
Series 2728 Class NE, 4.5% 7/15/17	8,910	8,703
Series 2828 Class JD, 4.5% 8/15/17	26,223	25,589
Series 2885 Class PC, 4.5% 3/15/18	7,765	7,701
TOTAL U.S. GOVERNMENT AGENCY		66,413
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,577)		73,334
Commercial Mortgage Securities - 3.9%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2000-2 Class A2, 7.197% 9/15/32	3,200	3,603
Bear Stearns Commercial Mortgage Securities, Inc. sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	3,760	3,822
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	$ 3,425	$ 3,757
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,653
COMM:
floater Series 2002-FL7 Class D, 2.67% 11/15/14 (a)(d)	2,170	2,173
Series 2004-LBN2 Class X2, 1.1195% 3/10/39 (a)(d)(f)	14,832	643
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,257	4,394
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 2.42% 11/15/14 (a)(d)	7,500	7,500
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	2,225	2,292
Class A3, 6.55% 1/17/35	4,180	4,475
Series 1999-C1 Class A2, 7.29% 9/15/41	9,450	10,611
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,433
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	10,066
Series 2004-C1 Class ASP, 1.0449% 1/15/37 (a)(d)(f)	72,935	2,965
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	2,775	3,054
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	5,000	5,349
Series 1998-CG1 Class A1B, 6.41% 6/10/31	6,400	6,878
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	1,806	1,914
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	11,897	12,499
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (a)	6,330	6,490
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	7,330	7,137
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,000	5,485
Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,580
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	2,377	2,530
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	$ 5,000	$ 5,508
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	5,161
Series 2001-C3 Class A1, 6.058% 6/15/20	6,890	7,282
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,405
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	5,440	5,175
Class C, 4.13% 11/20/37 (a)	5,540	5,046
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,520	4,469
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	6,035	6,451
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	5,000	5,388
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	8,115	8,946
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,150	6,564
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,363
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $200,240)		203,061
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic:
5.625% 7/23/07	405	424
7.125% 1/11/12	7,625	8,650
Korean Republic 4.875% 9/22/14	8,265	8,043
State of Israel 4.625% 6/15/13	1,735	1,644
United Mexican States:
5.875% 1/15/14	3,975	4,005
6.375% 1/16/13	5,570	5,821
7.5% 4/8/33	24,061	25,072
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,556)		53,659
Supranational Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	$ 3,405	$ 3,774
Fixed-Income Funds - 8.8%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $460,050)	4,615,493	459,242
Cash Equivalents - 16.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.08%, dated 11/30/04 due 12/1/04) (Cost $864,687) (g)	$ 864,737	864,687
TOTAL INVESTMENT PORTFOLIO - 114.6% (Cost $5,908,833)		5,948,563
NET OTHER ASSETS - (14.6)%		(760,010)
NET ASSETS - 100%		$ 5,188,553
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 5,500	28
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,200	11
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	$ 4,100	$ 16
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	10,000	135
TOTAL CREDIT DEFAULT SWAP		21,800	190
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.524% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	May 2007	20,500	0
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	55,000	(438)
TOTAL INTEREST RATE SWAP		75,500	(438)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	5,425	(84)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	17,925	(275)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	17,925	(19)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	May 2005	$ 20,000	$ (261)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	17,925	0
TOTAL TOTAL RETURN SWAP		79,200	(639)
		$ 176,500	$ (887)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $165,134,000 or 3.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $308,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$864,687 due 12/1/04 at 2.08%
Banc of America Securities LLC	$ 229,828
Bank of America, National Association	78,573
Barclays Capital Inc.	149,290
J.P. Morgan Securities, Inc.	11,967
Merrill Lynch Government Securities, Inc.	21,804
UBS Securities LLC	275,008
Wachovia Capital Markets, LLC	98,217
$ 864,687
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $5,909,910,000. Net unrealized appreciation aggregated $38,653,000, of which $63,488,000 related to appreciated investment securities and $24,835,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. Fidelity assumes no obligation to update or supplement the schedule to reflect any changes that may occur. This report is provided for the general information of the fund's shareholders. Click on the appropriate link to view the fund's audited schedule of investments included in its annual report or contact your investment professional to request a free copy.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2004

STI-QTLY-0105

1.810711.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	11,055	$ 192,578
American Axle & Manufacturing Holdings, Inc.	8,765	255,587
ArvinMeritor, Inc.	17,066	374,599
Bandag, Inc.	4,123	205,614
BorgWarner, Inc.	11,022	551,761
Collins & Aikman Corp. (a)	7,956	28,244
Cooper Tire & Rubber Co.	17,837	364,232
Dana Corp.	25,991	424,953
Delphi Corp.	99,187	892,683
Drew Industries, Inc. (a)	3,776	125,779
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	3,788	34,471
Gentex Corp.	18,378	593,977
Goodyear Tire & Rubber Co. (a)	36,752	463,810
Hayes Lemmerz International, Inc. (a)	10,596	80,742
IMPCO Technologies, Inc. (a)	3,000	19,920
Johnson Controls, Inc.	35,309	2,167,973
Keystone Automotive Industries, Inc. (a)	2,721	63,753
Lear Corp.	13,282	770,356
LKQ Corp.	2,617	46,949
Midas, Inc. (a)	1,400	27,034
Modine Manufacturing Co.	6,000	192,900
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	15,342	95,274
Raytech Corp. (a)	11,445	21,173
Rockford Corp. (a)	2,500	5,475
Sauer-Danfoss, Inc.	7,425	147,461
Spartan Motors, Inc.	3,200	38,019
Sports Resorts International, Inc. (a)	7,638	21,921
Standard Motor Products, Inc.	4,236	66,039
Stoneridge, Inc. (a)	3,200	48,672
Strattec Security Corp. (a)	654	41,202
Superior Industries International, Inc.	3,800	107,350
Tenneco Automotive, Inc. (a)	6,360	98,580
Tower Automotive, Inc. (a)	3,400	6,120
TRW Automotive Holdings Corp.	4,855	102,829
Visteon Corp.	20,475	173,219
		8,851,249
Automobiles - 0.5%
Coachmen Industries, Inc.	3,261	52,404
Fleetwood Enterprises, Inc. (a)	6,099	82,641
Ford Motor Co.	347,153	4,922,630
General Motors Corp.	88,585	3,418,495
Harley-Davidson, Inc.	58,875	3,404,153
Monaco Coach Corp.	4,738	94,286
National R.V. Holdings, Inc. (a)	300	2,919
Thor Industries, Inc.	11,649	389,077
Winnebago Industries, Inc.	4,590	174,099
		12,540,704

	Shares	Value
Distributors - 0.1%
Advanced Marketing Services, Inc.	1,300	$ 13,975
All American Semiconductor, Inc. (a)	3,800	23,180
Genuine Parts Co.	32,512	1,411,346
Handleman Co.	8,496	180,115
Source Interlink Companies, Inc. (a)	4,300	56,115
WESCO International, Inc. (a)	5,100	143,412
		1,828,143
Hotels, Restaurants & Leisure - 1.7%
Ameristar Casinos, Inc.	4,900	197,225
Applebee's International, Inc.	15,846	407,242
Argosy Gaming Co. (a)	7,993	372,154
Aztar Corp. (a)	8,919	301,641
Bally Total Fitness Holding Corp. (a)	6,262	20,852
BJ's Restaurants, Inc. (a)	2,100	31,416
Bluegreen Corp. (a)	900	14,310
Bob Evans Farms, Inc.	5,500	138,875
Boca Resorts, Inc. Class A (a)	4,098	98,106
Boyd Gaming Corp.	10,400	382,304
Brinker International, Inc. (a)	20,925	714,170
Buca, Inc. (a)	3,878	23,268
Caesars Entertainment, Inc. (a)	48,601	913,699
California Pizza Kitchen, Inc. (a)	3,723	93,261
Carnival Corp. unit	83,031	4,401,473
CBRL Group, Inc.	9,003	367,052
CEC Entertainment, Inc. (a)	5,250	213,623
Cedar Fair LP (depository unit)	6,754	215,723
Champps Entertainment, Inc. (a)	1,600	12,704
Choice Hotels International, Inc.	3,560	182,272
Churchill Downs, Inc.	2,200	102,190
CKE Restaurants, Inc. (a)	10,567	132,193
Darden Restaurants, Inc.	26,991	735,775
Dave & Buster's, Inc. (a)	3,344	62,533
Domino's Pizza, Inc.	8,100	145,395
Dover Downs Gaming & Entertainment, Inc.	980	11,064
Dover Motorsports, Inc.	9,735	47,312
Empire Resorts, Inc. (a)	12,943	139,267
Gaylord Entertainment Co. (a)	8,899	313,601
GTECH Holdings Corp.	23,224	560,860
Harrah's Entertainment, Inc.	19,121	1,174,029
Hilton Hotels Corp.	67,214	1,388,641
IHOP Corp.	3,412	144,566
International Game Technology	66,246	2,341,796
International Speedway Corp. Class A	7,982	390,240
Interstate Hotels & Resorts, Inc. (a)	156	741
Isle of Capri Casinos, Inc. (a)	6,200	152,086
Jack in the Box, Inc. (a)	5,416	204,616
Krispy Kreme Doughnuts, Inc. (a)	10,025	100,952
La Quinta Corp. unit (a)	24,883	200,308
Landry's Seafood Restaurants, Inc.	4,001	118,230
Littlefield Corp. (a)	2,100	1,302
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Lodgian, Inc.:
warrants 11/27/07 (a)	2	$ 0
warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	116,057
Mandalay Resort Group	11,558	805,593
Marcus Corp.	2,746	62,746
Marriott International, Inc. Class A	35,032	1,991,569
McDonald's Corp.	245,871	7,558,075
MGM MIRAGE (a)	9,397	547,845
MTR Gaming Group, Inc. (a)	5,600	56,336
Multimedia Games, Inc. (a)	4,312	56,401
Navigant International, Inc. (a)	3,100	34,038
O'Charleys, Inc. (a)	3,850	73,150
Outback Steakhouse, Inc.	13,532	585,936
P.F. Chang's China Bistro, Inc. (a)	3,900	219,336
Panera Bread Co. Class A (a)	4,200	167,748
Papa John's International, Inc. (a)	3,500	124,495
Penn National Gaming, Inc. (a)	6,200	327,174
Pinnacle Entertainment, Inc. (a)	14,294	259,865
Rare Hospitality International, Inc. (a)	6,075	182,007
Red Robin Gourmet Burgers, Inc. (a)	1,748	89,760
Royal Caribbean Cruises Ltd.	18,732	930,980
Rubio's Restaurants, Inc. (a)	4,819	63,996
Ruby Tuesday, Inc.	13,091	360,657
Ryan's Restaurant Group, Inc. (a)	8,100	123,687
Scientific Games Corp. Class A (a)	16,034	383,213
Shuffle Master, Inc. (a)	4,966	228,585
Six Flags, Inc. (a)	12,400	60,264
Sonic Corp. (a)	13,040	380,377
Speedway Motorsports, Inc.	5,900	216,766
Starbucks Corp. (a)	77,870	4,380,966
Starwood Hotels & Resorts Worldwide, Inc. unit	40,785	2,132,648
Station Casinos, Inc.	10,370	591,505
Steak n Shake Co. (a)	2,584	48,114
The Cheesecake Factory, Inc. (a)	10,058	491,736
Total Entertainment Restaurant Corp. (a)	2,700	27,108
Triarc Companies, Inc. Class B	6,030	76,883
Vail Resorts, Inc. (a)	4,906	111,612
Wendy's International, Inc.	23,564	840,528
WMS Industries, Inc. (a)	8,244	245,177
Wyndham International, Inc. Class A (a)	5,212	4,430
Wynn Resorts Ltd. (a)	10,762	625,165
Yum! Brands, Inc.	53,610	2,433,894
		45,585,489
Household Durables - 0.9%
Advanced Lighting Technologies, Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	4,760
American Greetings Corp. Class A	14,094	375,182
Applica, Inc. (a)	3,200	16,160
Avatar Holdings, Inc. (a)	1,645	77,759

	Shares	Value
Bassett Furniture Industries, Inc.	1,800	$ 35,478
Beazer Homes USA, Inc.	2,771	343,604
Black & Decker Corp.	15,377	1,293,052
Blount International, Inc. (a)	2,869	50,007
Blyth, Inc.	9,084	266,252
Boston Acoustics, Inc.	100	1,375
Brillian Corp. (a)	375	1,155
Brookfield Homes Corp.	5,874	182,094
California Coastal Communities, Inc. (a)	5,563	123,999
Cavco Industries, Inc. (a)	375	15,113
Centex Corp.	22,394	1,175,013
Champion Enterprises, Inc. (a)	9,132	104,835
Cobra Electronics Corp. (a)	1,200	9,720
Craftmade International, Inc.	1,700	30,090
CSS Industries, Inc.	1,556	49,994
D.R. Horton, Inc.	40,361	1,421,111
Department 56, Inc. (a)	2,200	37,246
Dixie Group, Inc. (a)	2,900	46,487
Dominion Homes, Inc. (a)	300	6,198
Enesco Group, Inc. (a)	4,629	34,162
Ethan Allen Interiors, Inc.	7,178	283,172
Fedders Corp.	3,300	9,900
Flexsteel Industries, Inc.	1,700	29,767
Foamex International, Inc. (a)	5,300	21,571
Fortune Brands, Inc.	27,861	2,186,531
Furniture Brands International, Inc.	10,345	251,280
Harman International Industries, Inc.	13,253	1,628,131
Helen of Troy Ltd. (a)	4,390	123,535
Hovnanian Enterprises, Inc. Class A (a)	9,144	368,229
Interface, Inc. Class A (a)	9,800	97,020
Jarden Corp. (a)	3,750	143,888
Juno Lighting, Inc.	1,500	60,150
KB Home	7,541	662,778
Kimball International, Inc. Class B	4,000	59,600
Koss Corp.	1,300	26,000
La-Z-Boy, Inc.	7,662	117,612
Leggett & Platt, Inc.	34,986	1,044,332
Lennar Corp. Class A	23,717	1,065,605
Levitt Corp. Class A	2,250	57,848
Libbey, Inc.	1,691	35,460
Lifetime Hoan Corp.	300	4,077
M.D.C. Holdings, Inc.	5,133	388,568
M/I Homes, Inc.	2,316	104,706
Maytag Corp.	13,362	268,576
Meritage Homes Corp. (a)	1,693	158,465
Mestek, Inc. (a)	300	5,436
MITY Enterprises, Inc. (a)	2,300	34,385
Mohawk Industries, Inc. (a)	10,066	882,788
National Presto Industries, Inc.	1,000	45,400
Newell Rubbermaid, Inc.	51,982	1,199,745
NVR, Inc. (a)	979	676,391
Oneida Ltd. (a)	400	1,012
Orleans Homebuilders, Inc. (a)	3,334	61,379
Palm Harbor Homes, Inc. (a)	4,917	76,754
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	18,975	$ 1,048,559
Russ Berrie & Co., Inc.	2,935	66,742
Ryland Group, Inc.	3,416	346,212
Salton, Inc. (a)	1,800	10,998
Skyline Corp.	1,289	53,300
Snap-On, Inc.	10,615	335,540
Standard Pacific Corp.	6,694	374,931
Stanley Furniture Co., Inc.	1,100	50,600
Tempur-Pedic International, Inc.	5,472	106,102
The Rowe Companies (a)	1,000	5,050
The Stanley Works	16,454	769,389
Toll Brothers, Inc. (a)	10,826	556,240
Tupperware Corp.	14,481	271,084
Universal Electronics, Inc. (a)	3,400	62,050
Virco Manufacturing Co. (a)	2,613	20,120
WCI Communities, Inc. (a)	8,795	225,328
WestPoint Stevens, Inc. (a)	13,900	125
Whirlpool Corp.	10,172	656,603
William Lyon Homes, Inc. (a)	2,009	141,333
Yankee Candle Co., Inc. (a)	7,600	231,496
		23,212,739
Internet & Catalog Retail - 0.6%
1-800 CONTACTS, Inc. (a)	2,129	43,623
1-800-FLOWERS.com, Inc. Class A (a)	23,580	195,714
Alloy, Inc. (a)	5,800	26,100
Amazon.com, Inc. (a)	56,411	2,238,388
Audible, Inc. (a)	1,300	36,348
Blair Corp.	400	14,000
Blue Nile, Inc.	713	18,381
Bluefly, Inc. (a)	2,800	7,000
Coldwater Creek, Inc. (a)	11,401	298,706
Drugstore.com, Inc. (a)	7,303	23,735
eBay, Inc. (a)	97,144	10,923,843
GSI Commerce, Inc. (a)	5,379	81,384
Hollywood Media Corp. (a)	1,200	5,388
IAC/InterActiveCorp (a)	95,929	2,368,487
Insight Enterprises, Inc. (a)	7,275	147,173
J. Jill Group, Inc. (a)	3,147	54,349
MediaBay, Inc. (a)	800	888
Netflix, Inc. (a)	9,557	108,759
Overstock.com, Inc. (a)	2,492	177,580
PC Mall, Inc. (a)	500	12,150
Priceline.com, Inc. (a)	5,439	129,829
Stamps.com, Inc.	4,062	62,839
Systemax, Inc. (a)	6,390	44,091
ValueVision Media, Inc. Class A (a)	5,600	63,504
		17,082,259
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc.	2,500	26,975

	Shares	Value
Adams Golf, Inc. (a)	400	$ 548
Alliance Gaming Corp. (a)	12,091	146,180
Arctic Cat, Inc.	5,000	133,550
Boyds Collection, Ltd. (a)	4,962	17,417
Brunswick Corp.	19,316	943,007
Callaway Golf Co.	10,800	127,008
Concord Camera Corp. (a)	3,084	8,142
Eastman Kodak Co.	55,081	1,801,700
Hasbro, Inc.	33,465	636,839
JAKKS Pacific, Inc. (a)	4,540	84,535
Johnson Outdoors, Inc. Class A (a)	2,300	46,529
K2, Inc. (a)	17,186	290,100
Leapfrog Enterprises, Inc. Class A (a)	4,328	60,592
Marine Products Corp.	7,625	199,775
MarineMax, Inc. (a)	2,572	75,617
Marvel Enterprises, Inc. (a)	17,637	325,050
Mattel, Inc.	79,206	1,500,954
Meade Instruments Corp. (a)	2,600	8,242
Nautilus Group, Inc.	5,025	109,495
Oakley, Inc.	18,053	219,344
Polaris Industries, Inc.	8,328	548,815
RC2 Corp. (a)	3,021	94,527
SCP Pool Corp.	9,450	297,959
Steinway Musical Instruments, Inc. (a)	4,500	127,215
Sturm Ruger & Co., Inc.	3,560	32,325
		7,862,440
Media - 3.9%
4Kids Entertainment, Inc. (a)	2,362	48,256
ACME Communications, Inc. (a)	5,032	29,588
ADVO, Inc.	4,500	157,995
AMC Entertainment, Inc. (a)	4,300	83,119
APAC Customer Services, Inc. (a)	4,300	7,310
Arbitron, Inc. (a)	7,282	272,492
Ballantyne of Omaha, Inc. (a)	100	429
Belo Corp. Series A	22,074	556,706
Brilliant Digital Entertainment, Inc. (a)	500	30
Cablevision Systems Corp. - NY Group Class A (a)	45,280	966,728
Carmike Cinemas, Inc.	1,494	55,935
Catalina Marketing Corp.	14,092	395,985
Charter Communications, Inc. Class A (a)	58,659	126,703
Citadel Broadcasting Corp. (a)	14,632	225,625
Clear Channel Communications, Inc.	105,433	3,550,983
Comcast Corp. Class A (a)	445,492	13,382,580
Courier Corp.	1,674	84,671
Cox Communications, Inc. Class A (a)	38,364	1,330,080
Cox Radio, Inc. Class A (a)	5,776	91,838
Crown Media Holdings, Inc. Class A (a)	8,094	71,713
Cumulus Media, Inc. Class A (a)	12,017	183,620
Dex Media, Inc.	11,776	278,267
Digital Generation Systems, Inc. (a)	18,345	24,766
Dow Jones & Co., Inc.	9,002	384,836
DreamWorks Animation SKG, Inc. Class A	2,788	103,044
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
E.W. Scripps Co. Class A	15,600	$ 729,144
EchoStar Communications Corp. Class A	42,064	1,379,279
EMAK Worldwide, Inc. (a)	2,241	22,099
Emmis Communications Corp. Class A (a)	7,767	143,612
Entercom Communications Corp. Class A (a)	8,040	289,601
Entravision Communications Corp. Class A (a)	8,800	72,160
Fisher Communications, Inc. (a)	767	36,072
Fox Entertainment Group, Inc. Class A (a)	30,456	895,406
Gannett Co., Inc.	51,573	4,254,257
Gemstar-TV Guide International, Inc. (a)	47,394	258,297
Getty Images, Inc. (a)	9,248	538,696
Gray Television, Inc.	7,281	109,215
Grey Global Group, Inc.	178	195,270
Harris Interactive, Inc. (a)	5,250	34,860
Harte-Hanks, Inc.	15,614	403,153
Hearst-Argyle Television, Inc.	7,305	187,739
Hollinger International, Inc. Class A	17,300	324,029
Image Entertainment, Inc. (a)	700	4,249
Insight Communications, Inc. Class A (a)	6,700	56,749
Insignia Systems, Inc. (a)	2,664	3,277
Interactive Data Corp. (a)	4,186	85,897
Interep National Radio Sales, Inc. Class A (a)	2,900	2,320
Interpublic Group of Companies, Inc. (a)	88,192	1,094,463
John Wiley & Sons, Inc. Class A	12,825	423,866
Journal Communications, Inc. Class A	19,159	336,049
Journal Register Co. (a)	5,900	111,569
K-Tel International, Inc. (a)	4,000	400
Knight-Ridder, Inc.	14,256	970,691
Lakes Entertainment, Inc. (a)	12,350	172,283
Lamar Advertising Co. Class A (a)	17,112	674,897
Lee Enterprises, Inc.	8,430	401,942
Liberty Corp., South Carolina	3,000	130,800
Liberty Media Corp. Class A (a)	520,708	5,378,914
Liberty Media International, Inc. Class A (a)	26,191	1,127,784
LIN TV Corp. Class A (a)	2,700	48,654
LodgeNet Entertainment Corp. (a)	2,961	45,659
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,281	77,497
McGraw-Hill Companies, Inc.	35,595	3,122,749
Media General, Inc. Class A	3,532	219,690
Mediacom Communications Corp. Class A (a)	13,450	70,209
Meredith Corp.	7,858	414,274
Metro-Goldwyn-Mayer, Inc.	16,640	197,018
Navarre Corp. (a)	5,800	98,774
New Frontier Media, Inc. (a)	5,000	40,450
NTL, Inc. (a)	15,716	1,093,519

	Shares	Value
Omnicom Group, Inc.	35,797	$ 2,899,557
Paxson Communications Corp. Class A (a)	8,600	9,890
Pegasus Communications Corp. Class A (a)	1,586	12,054
Penton Media, Inc. (a)	7,900	909
Pixar (a)	5,241	475,201
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	45,036
PRIMEDIA, Inc. (a)	31,815	101,808
ProQuest Co. (a)	4,200	113,610
Pulitzer, Inc.	1,534	97,578
R.H. Donnelley Corp. (a)	7,596	415,501
Radio One, Inc. Class A (a)	22,980	318,962
Radio Unica Communications Corp. (a)	2,900	0
Regal Entertainment Group Class A	10,174	211,924
Regent Communication, Inc. (a)	6,194	35,368
Rentrak Corp. (a)	600	5,880
Saga Communications, Inc. Class A (a)	932	15,835
Salem Communications Corp. Class A (a)	1,687	41,433
Scholastic Corp. (a)	8,165	268,955
Sinclair Broadcast Group, Inc. Class A	7,200	51,912
Sirius Satellite Radio, Inc. (a)	259,226	1,721,261
Spanish Broadcasting System, Inc. Class A (a)	6,800	72,692
The DIRECTV Group, Inc. (a)	182,187	2,913,170
The McClatchy Co. Class A	4,559	319,586
The New York Times Co. Class A	27,838	1,141,358
The Reader's Digest Association, Inc. (non-vtg.)	14,480	207,064
theglobe.com, Inc. (a)	6,400	3,008
Thomas Nelson, Inc.	6,641	164,033
Time Warner, Inc. (a)	866,972	15,354,074
TiVo, Inc. (a)	8,765	41,283
Tribune Co.	38,060	1,650,662
UnitedGlobalCom, Inc. Class A (a)	62,551	521,050
Univision Communications, Inc. Class A (a)	48,804	1,469,000
Valassis Communications, Inc. (a)	11,260	382,277
Viacom, Inc. Class B (non-vtg.)	304,983	10,582,910
Walt Disney Co.	401,911	10,803,368
Washington Post Co. Class B	1,556	1,459,528
Westwood One, Inc. (a)	15,590	349,528
World Wrestling Entertainment, Inc. Class A	6,473	77,676
XM Satellite Radio Holdings, Inc. Class A (a)	38,841	1,433,621
Young Broadcasting, Inc. Class A (a)	3,209	31,320
		104,510,713
Multiline Retail - 1.0%
99 Cents Only Stores (a)	12,308	183,635
Big Lots, Inc. (a)	25,319	293,700
Conn's, Inc.	5,901	104,625
Dillard's, Inc. Class A	19,546	492,168
Dollar General Corp.	55,670	1,099,483
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar Tree Stores, Inc. (a)	23,182	$ 645,155
Family Dollar Stores, Inc.	31,676	928,107
Federated Department Stores, Inc.	35,512	1,946,058
Fred's, Inc. Class A	5,887	102,022
JCPenney Co., Inc.	55,952	2,159,747
Kmart Holding Corp. (a)	7,152	735,440
Kohl's Corp. (a)	60,325	2,784,602
Neiman Marcus Group, Inc. Class A	7,963	520,064
Nordstrom, Inc.	22,821	998,419
Retail Ventures, Inc. (a)	1,044	7,653
Saks, Inc.	27,562	383,387
Sears, Roebuck & Co.	38,831	2,020,377
ShopKo Stores, Inc. (a)	5,100	91,188
Target Corp.	161,729	8,283,759
The May Department Stores Co.	56,267	1,582,228
Tuesday Morning Corp. (a)	9,086	304,290
		25,666,107
Specialty Retail - 2.6%
Aaron Rents, Inc.	8,088	196,215
Abercrombie & Fitch Co. Class A	18,619	848,095
AC Moore Arts & Crafts, Inc. (a)	3,100	89,249
Advance Auto Parts, Inc. (a)	12,636	521,361
Aeropostale, Inc. (a)	12,132	345,762
America's Car Mart, Inc. (a)	1,759	64,555
American Eagle Outfitters, Inc.	13,285	554,914
AnnTaylor Stores Corp. (a)	11,545	253,297
Asbury Automotive Group, Inc. (a)	3,100	43,028
AutoNation, Inc. (a)	44,932	832,141
AutoZone, Inc. (a)	14,265	1,221,084
Barnes & Noble, Inc. (a)	11,021	298,449
bebe Stores, Inc.	5,833	211,621
Bed Bath & Beyond, Inc. (a)	57,828	2,308,956
Best Buy Co., Inc.	52,008	2,932,211
Big 5 Sporting Goods Corp.	2,427	66,087
Blockbuster, Inc. Class A	34,113	289,278
Books-A-Million, Inc.	4,300	39,646
Borders Group, Inc.	15,604	355,459
Brookstone Co., Inc. (a)	900	16,470
Building Material Holding Corp.	3,005	109,532
Burlington Coat Factory Warehouse Corp.	6,625	154,429
Cabela's, Inc. Class A	7,700	165,165
Cache, Inc. (a)	2,805	46,311
CarMax, Inc. (a)	23,043	641,748
Casual Male Retail Group, Inc. (a)	6,784	29,307
Charlotte Russe Holding, Inc. (a)	4,119	47,986
Charming Shoppes, Inc. (a)	18,327	171,357
Chico's FAS, Inc. (a)	16,753	646,666
Christopher & Banks Corp.	5,496	108,436
Circuit City Stores, Inc.	38,748	604,081
Claire's Stores, Inc.	17,479	355,698

	Shares	Value
Cost Plus, Inc. (a)	3,425	$ 108,847
CSK Auto Corp. (a)	7,080	108,607
Deb Shops, Inc.	1,991	49,078
Dick's Sporting Goods, Inc. (a)	4,070	146,520
Dress Barn, Inc. (a)	3,940	67,650
E Com Ventures, Inc. (a)	325	3,864
Electronics Boutique Holding Corp. (a)	3,500	136,325
Emerging Vision, Inc. (a)	3,800	722
Finish Line, Inc. Class A	6,128	112,755
Finlay Enterprises, Inc. (a)	2,500	48,550
Foot Locker, Inc.	24,525	637,160
GameStop Corp.:
Class A (a)	3,305	69,702
Class B (a)	4,682	99,352
Gap, Inc.	127,260	2,780,631
Genesco, Inc. (a)	3,841	113,617
Goody's Family Clothing, Inc.	5,846	56,940
Group 1 Automotive, Inc. (a)	3,200	94,432
Guess?, Inc. (a)	8,485	123,033
Guitar Center, Inc. (a)	3,824	185,005
Gymboree Corp. (a)	4,858	57,276
Hancock Fabrics, Inc.	1,100	10,989
Haverty Furniture Companies, Inc.	3,675	74,051
Hibbett Sporting Goods, Inc. (a)	5,091	126,104
Hollywood Entertainment Corp. (a)	7,000	88,830
Home Depot, Inc.	433,133	18,083,303
Hot Topic, Inc. (a)	6,951	113,788
Jo-Ann Stores, Inc. (a)	2,760	75,955
Jos. A. Bank Clothiers, Inc. (a)	2,258	59,385
Kirkland's, Inc. (a)	2,250	21,600
Limited Brands, Inc.	83,753	2,046,923
Linens 'N Things, Inc. (a)	9,324	231,608
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	46,369
Lowe's Companies, Inc.	138,579	7,667,576
Major Automotive Companies, Inc. (a)	850	680
Michaels Stores, Inc.	26,322	719,380
Monro Muffler Brake, Inc. (a)	1,650	40,508
Mothers Work, Inc. (a)	1,000	12,890
Movie Gallery, Inc.	5,200	90,636
New York & Co., Inc.	697	16,205
O'Reilly Automotive, Inc. (a)	10,385	452,163
Office Depot, Inc. (a)	58,891	965,812
OfficeMax, Inc. Delaware	15,277	462,435
Pacific Sunwear of California, Inc. (a)	12,622	280,335
Party City Corp. (a)	1,200	15,348
Payless ShoeSource, Inc. (a)	8,583	100,249
PETCO Animal Supplies, Inc. (a)	7,781	281,361
PETsMART, Inc.	26,646	913,158
Pier 1 Imports, Inc.	16,312	297,531
Pomeroy IT Solutions, Inc. (a)	2,861	39,081
RadioShack Corp.	29,220	922,475
Regis Corp.	7,865	351,172
Rent-A-Center, Inc. (a)	12,948	330,045
Rent-Way, Inc. (a)	2,570	21,794
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Restoration Hardware, Inc. (a)	5,009	$ 25,496
Rex Stores Corp. (a)	2,942	51,779
Ross Stores, Inc.	28,504	766,758
Select Comfort Corp. (a)	4,992	97,294
Sharper Image Corp. (a)	1,984	38,013
Sherwin-Williams Co.	21,649	965,545
Shoe Carnival, Inc. (a)	2,589	33,761
Sonic Automotive, Inc. Class A (sub. vtg.)	3,200	79,456
Sport Chalet (a)	100	1,300
Sports Authority, Inc. (a)	3,198	91,175
Stage Stores, Inc. (a)	3,100	127,069
Staples, Inc.	95,826	3,057,808
Stein Mart, Inc. (a)	16,291	270,919
Talbots, Inc.	9,839	281,592
TBC Corp. (a)	4,122	109,934
The Bombay Company, Inc. (a)	3,834	26,531
The Buckle, Inc.	1,956	60,245
The Cato Corp. Class A (sub. vtg.)	3,646	97,275
The Children's Place Retail Stores, Inc. (a)	4,504	142,597
The Men's Wearhouse, Inc. (a)	5,332	168,758
The Pantry, Inc. (a)	2,125	58,480
The Pep Boys - Manny, Moe & Jack	11,581	182,401
Tiffany & Co., Inc.	29,803	911,972
TJX Companies, Inc.	91,226	2,147,460
Too, Inc. (a)	7,182	182,423
Toys 'R' Us, Inc. (a)	41,647	805,453
Tractor Supply Co. (a)	5,690	180,487
Trans World Entertainment Corp. (a)	2,900	32,712
Tweeter Home Entertainment Group, Inc. (a)	4,092	26,230
Ultimate Electronics, Inc. (a)	2,716	8,311
United Auto Group, Inc.	10,417	297,093
Urban Outfitters, Inc. (a)	12,400	527,000
Weight Watchers International, Inc. (a)	7,953	315,336
West Marine, Inc. (a)	3,200	73,920
Wet Seal, Inc. Class A (a)	4,800	7,968
Whitehall Jewellers, Inc. (a)	800	6,624
Williams-Sonoma, Inc. (a)	19,222	703,717
Wilsons Leather Experts, Inc. (a)	3,977	19,885
YouthStream Media Networks, Inc. (a)	1,300	208
Zale Corp. (a)	11,364	332,397
Zones, Inc. (a)	4,000	24,520
		67,866,301
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	3,620
Brown Shoe Co., Inc.	3,100	88,412
Candies, Inc. (a)	6,400	29,824
Carter's, Inc.	7,863	275,991
Cherokee, Inc.	1,848	54,331
Coach, Inc. (a)	36,908	1,839,495
Columbia Sportswear Co. (a)	2,557	145,493

	Shares	Value
Deckers Outdoor Corp. (a)	5,610	$ 244,147
DHB Industries, Inc. (a)	8,958	166,619
Everlast Worldwide, Inc. (a)	1,000	3,580
Fossil, Inc. (a)	6,274	169,712
Jones Apparel Group, Inc.	24,366	865,724
K-Swiss, Inc. Class A	4,824	130,692
Kellwood Co.	3,485	121,313
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,406	100,545
Liz Claiborne, Inc.	21,110	866,988
Movado Group, Inc.	8,534	157,026
NIKE, Inc. Class B	32,854	2,781,420
Oshkosh B'Gosh, Inc. Class A	2,500	51,250
Oxford Industries, Inc.	2,650	108,120
Perry Ellis International, Inc. (a)	1,632	31,155
Phillips-Van Heusen Corp.	11,149	304,368
Polo Ralph Lauren Corp. Class A	9,242	364,042
Polymer Group, Inc.:
Class A, warrants 3/4/10 (a)	6	0
Class B, warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)	3,800	21,850
Quiksilver, Inc. (a)	13,581	402,677
Reebok International Ltd.	11,036	429,080
Russell Corp.	3,346	61,366
Samsonite Corp. (a)	1,446	1,258
Saucony, Inc. Class B	1,960	48,294
Skechers U.S.A., Inc. Class A (a)	3,466	40,240
Steven Madden Ltd. (a)	2,732	51,526
Stride Rite Corp.	7,198	79,250
Superior Uniform Group, Inc.	1,000	13,920
Tarrant Apparel Group (a)	2,700	5,022
Timberland Co. Class A (a)	6,317	400,056
Tropical Sportswear International Corp. (a)	100	141
Unifi, Inc. (a)	6,069	22,577
Unifirst Corp. (a)	1,100	30,404
VF Corp.	17,134	925,065
Warnaco Group, Inc. (a)	13,384	265,940
Wolverine World Wide, Inc.	11,292	338,195
		12,040,728
TOTAL CONSUMER DISCRETIONARY		327,046,872
CONSUMER STAPLES - 8.1%
Beverages - 1.7%
Adolph Coors Co. Class B	6,645	497,711
Anheuser-Busch Companies, Inc.	156,416	7,834,877
Boston Beer Co., Inc. Class A (a)	600	13,068
Brown-Forman Corp. Class B (non-vtg.)	8,013	384,784
Chalone Wine Group, Ltd. (a)	200	2,366
Coca-Cola Bottling Co. Consolidated	921	48,279
Coca-Cola Enterprises, Inc.	46,351	964,101
Constellation Brands, Inc. Class A (sub. vtg.) (a)	17,170	767,499
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
National Beverage Corp.	6,246	$ 58,775
Pepsi Bottling Group, Inc.	30,634	858,365
PepsiAmericas, Inc.	10,400	219,544
PepsiCo, Inc.	332,753	16,607,702
Robert Mondavi Corp. Class A (a)	2,200	123,860
The Coca-Cola Co.	442,565	17,397,230
		45,778,161
Food & Staples Retailing - 2.2%
7-Eleven, Inc. (a)	2,764	65,230
Albertsons, Inc.	59,645	1,509,019
Arden Group, Inc. Class A	100	9,875
BJ's Wholesale Club, Inc. (a)	13,256	393,571
Casey's General Stores, Inc.	9,700	187,889
Central European Distribution Corp. (a)	2,633	69,222
Chronimed, Inc. (a)	2,717	17,905
Costco Wholesale Corp.	89,673	4,358,108
CVS Corp.	76,003	3,448,256
Ingles Markets, Inc. Class A	14,283	182,680
Kroger Co. (a)	128,621	2,081,088
Longs Drug Stores Corp.	5,400	144,180
Nash-Finch Co.	2,266	84,091
NeighborCare, Inc. (a)	11,330	318,260
Pathmark Stores, Inc. (a)	6,814	37,545
Performance Food Group Co. (a)	10,696	280,663
Pricesmart, Inc. (a)	400	3,180
Rite Aid Corp. (a)	86,643	317,980
Ruddick Corp.	6,300	137,403
Safeway, Inc. (a)	86,108	1,660,162
Smart & Final, Inc. (a)	2,141	31,002
SUPERVALU, Inc.	25,668	810,852
Sysco Corp.	127,202	4,420,270
The Great Atlantic & Pacific Tea Co. (a)	4,583	34,647
Topps Co., Inc.	9,720	96,908
United Natural Foods, Inc. (a)	7,198	202,480
Wal-Mart Stores, Inc.	516,185	26,872,591
Walgreen Co.	198,280	7,570,330
Weis Markets, Inc.	5,000	192,000
Whole Foods Market, Inc.	11,760	1,067,455
Wild Oats Markets, Inc. (a)	6,075	43,497
Winn-Dixie Stores, Inc. (a)	18,329	73,316
		56,721,655
Food Products - 1.2%
Alico, Inc.	200	11,152
American Italian Pasta Co. Class A	2,600	50,076
Archer-Daniels-Midland Co.	115,748	2,453,858
Bridgford Foods Corp. (a)	400	3,312
Bunge Ltd.	20,632	1,087,719
Campbell Soup Co.	47,032	1,341,823
Chiquita Brands International, Inc. (a)	6,587	130,291
ConAgra Foods, Inc.	103,808	2,808,006

	Shares	Value
Corn Products International, Inc.	8,173	$ 444,775
Darling International, Inc. (a)	16,316	67,222
Dean Foods Co. (a)	28,457	901,233
Del Monte Foods Co. (a)	39,812	431,960
Delta & Pine Land Co.	5,545	148,052
Farmer Brothers Co.	3,020	80,211
Flowers Foods, Inc.	9,722	296,813
Fresh Del Monte Produce, Inc.	6,408	176,220
Gardenburger, Inc. (a)	400	40
General Mills, Inc.	57,503	2,615,811
Green Mountain Coffee Roasters, Inc. (a)	1,900	45,562
H.J. Heinz Co.	66,223	2,460,847
Hain Celestial Group, Inc. (a)	5,368	104,300
Hershey Foods Corp.	37,642	1,949,856
Hines Horticulture, Inc. (a)	800	3,080
Hormel Foods Corp.	12,534	383,666
J&J Snack Foods Corp. (a)	533	25,019
John B. Sanfilippo & Son, Inc.	2,483	55,123
Kellogg Co.	43,633	1,906,762
Kraft Foods, Inc. Class A	51,050	1,745,910
Lancaster Colony Corp.	8,413	367,480
Lance, Inc.	5,263	98,102
M&F Worldwide Corp. (a)	500	6,525
Maui Land & Pineapple, Inc. (a)	300	9,780
McCormick & Co., Inc. (non-vtg.)	25,047	912,963
Northland Cranberries, Inc. Class A (a)	50	41
Omega Protein Corp. (a)	6,170	51,890
Peet's Coffee & Tea, Inc. (a)	1,835	46,389
Pilgrims Pride Corp. Class B	2,537	84,990
Ralcorp Holdings, Inc.	4,181	172,257
Sanderson Farms, Inc.	3,415	127,209
Sara Lee Corp. (a)	145,549	3,417,491
Seaboard Corp.	100	75,000
Seneca Foods Group Class A (a)	2,162	39,457
Smithfield Foods, Inc. (a)	18,932	549,975
Tasty Baking Co.	200	1,674
The J.M. Smucker Co.	10,137	461,031
Tootsie Roll Industries, Inc.	3,965	123,113
Tyson Foods, Inc. Class A	60,164	986,088
Wm. Wrigley Jr. Co.	26,092	1,795,130
Zapata Corp. (a)	110	6,932
		31,062,216
Household Products - 1.5%
Central Garden & Pet Co. Class A (a)	2,692	104,180
Church & Dwight Co., Inc.	14,247	444,791
Clorox Co.	28,752	1,584,810
Colgate-Palmolive Co.	105,341	4,844,633
Energizer Holdings, Inc. (a)	12,974	605,886
Kimberly-Clark Corp.	95,619	6,082,325
Oil-Dri Corp. of America	600	9,600
Procter & Gamble Co.	502,749	26,887,017
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Rayovac Corp. (a)	5,900	$ 175,112
WD-40 Co.	2,748	80,269
		40,818,623
Personal Products - 0.5%
Alberto-Culver Co.	16,018	741,633
Avon Products, Inc.	93,267	3,501,243
Chattem, Inc. (a)	3,200	115,904
Del Laboratories, Inc. (a)	2,001	68,534
Elizabeth Arden, Inc. (a)	4,552	103,786
Estee Lauder Companies, Inc. Class A	23,558	1,028,071
Gillette Co.	177,831	7,733,870
Inter Parfums, Inc.	4,303	71,989
Mannatech, Inc.	5,836	134,228
Nature's Sunshine Products, Inc.	700	11,718
NBTY, Inc. (a)	12,135	316,238
Nu Skin Enterprises, Inc. Class A	14,283	321,082
Playtex Products, Inc. (a)	8,800	66,000
Revlon, Inc. Class A (a)	7,600	16,036
USANA Health Sciences, Inc. (a)	2,090	62,094
		14,292,426
Tobacco - 1.0%
Altria Group, Inc.	398,117	22,887,746
DIMON, Inc.	4,909	31,958
Reynolds American, Inc.	16,283	1,231,483
Standard Commercial Corp.	3,014	56,723
Star Scientific, Inc. (a)	14,579	96,076
Universal Corp.	5,248	255,473
UST, Inc.	29,973	1,319,711
Vector Group Ltd.	7,952	130,413
		26,009,583
TOTAL CONSUMER STAPLES		214,682,664
ENERGY - 7.3%
Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc. (a)	3,200	167,776
Baker Hughes, Inc.	63,028	2,794,031
BJ Services Co.	31,218	1,581,816
Cal Dive International, Inc. (a)	6,100	262,666
Carbo Ceramics, Inc.	1,989	154,545
Cooper Cameron Corp. (a)	11,146	581,710
Diamond Offshore Drilling, Inc.	9,719	364,074
Dril-Quip, Inc. (a)	3,228	77,052
ENSCO International, Inc.	27,034	846,435
FMC Technologies, Inc. (a)	12,911	424,126
Global Industries Ltd. (a)	17,511	150,244
GlobalSantaFe Corp.	41,842	1,313,839
Grant Prideco, Inc. (a)	26,441	569,804
Grey Wolf, Inc. (a)	22,900	125,950
Gulf Island Fabrication, Inc.	300	6,381

	Shares	Value
Gulfmark Offshore, Inc. (a)	3,800	$ 79,078
Halliburton Co.	87,298	3,609,772
Hanover Compressor Co. (a)	10,936	159,666
Helmerich & Payne, Inc.	12,383	404,057
Horizon Offshore, Inc. (a)	5,560	1,946
Hydril Co. (a)	4,200	197,022
Input/Output, Inc. (a)	12,704	111,414
Key Energy Services, Inc. (a)	32,022	400,915
Lone Star Technologies, Inc. (a)	3,400	106,760
Lufkin Industries, Inc.	100	4,026
Matrix Service Co. (a)	6,459	48,120
Maverick Tube Corp. (a)	11,228	355,928
Metretek Technologies, Inc. (a)	2,900	6,090
Mitcham Industries, Inc. (a)	1,500	11,250
Nabors Industries Ltd. (a)	27,642	1,437,384
National-Oilwell, Inc. (a)	17,682	640,088
Newpark Resources, Inc. (a)	8,477	48,488
Noble Corp. (a)	26,128	1,265,902
NS Group, Inc. (a)	1,693	37,517
Oceaneering International, Inc. (a)	4,600	176,640
Offshore Logistics, Inc. (a)	4,200	159,180
Oil States International, Inc. (a)	10,711	218,183
Parker Drilling Co. (a)	18,231	79,669
Patterson-UTI Energy, Inc.	33,464	669,280
Pride International, Inc. (a)	23,839	466,291
Rowan Companies, Inc. (a)	17,944	464,750
RPC, Inc.	7,200	196,200
Schlumberger Ltd. (NY Shares) (a)	116,232	7,628,306
Seabulk International, Inc. (a)	12,548	149,572
SEACOR SMIT, Inc. (a)	2,507	139,139
Smith International, Inc. (a)	19,282	1,167,911
Superior Energy Services, Inc. (a)	11,200	164,416
T-3 Energy Services, Inc. (a)	10	67
TETRA Technologies, Inc. (a)	3,397	103,269
Tidewater, Inc.	10,547	357,860
TODCO Class A	7,171	125,564
Transocean, Inc. (a)	63,879	2,572,407
Trico Marine Services, Inc. (a)	1,000	350
Unit Corp. (a)	11,621	460,424
Universal Compression Holdings, Inc. (a)	4,900	182,770
Varco International, Inc. (a)	18,147	539,692
Veritas DGC, Inc. (a)	6,200	145,080
W-H Energy Services, Inc. (a)	5,400	123,444
Weatherford International Ltd. (a)	27,280	1,456,206
		36,092,542
Oil & Gas - 6.0%
Amerada Hess Corp.	15,684	1,393,523
Anadarko Petroleum Corp.	48,851	3,400,030
Apache Corp.	60,503	3,270,792
Ashland, Inc.	14,139	836,322
ATP Oil & Gas Corp. (a)	5,038	71,792
Berry Petroleum Co. Class A	3,951	182,931
BP Prudhoe Bay Royalty Trust	4,643	230,757
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Brigham Exploration Co. (a)	18,871	$ 176,444
Buckeye Partners LP	5,644	231,799
Burlington Resources, Inc.	75,835	3,519,502
Cabot Oil & Gas Corp. Class A	5,400	261,252
Callon Petroleum Co. (a)	3,030	42,450
Chesapeake Energy Corp.	51,707	930,726
ChevronTexaco Corp.	422,023	23,042,456
Cimarex Energy Co. (a)	6,260	251,527
Clayton Williams Energy, Inc. (a)	2,180	49,900
Comstock Resources, Inc. (a)	3,938	85,494
ConocoPhillips	123,532	11,240,177
Cross Timbers Royalty Trust	2,669	110,096
Crosstex Energy, Inc.	4,684	188,625
Delta Petroleum Corp. (a)	14,446	227,236
Denbury Resources, Inc. (a)	8,300	240,285
Devon Energy Corp.	88,276	3,656,392
Dorchester Minerals LP	4,673	112,853
El Paso Corp.	123,507	1,289,413
Enbridge Energy Management LLC (a)	1,814	86,437
Encore Acquisition Co. (a)	7,052	248,301
Energy Partners Ltd. (a)	5,816	112,656
Enterprise Products Partners LP	15,186	371,905
EOG Resources, Inc.	22,428	1,683,670
Exxon Mobil Corp.	1,279,840	65,591,800
Forest Oil Corp. (a)	10,749	365,788
Frontier Oil Corp.	4,809	128,160
FX Energy, Inc. (a)	12,906	129,576
General Maritime Corp. (a)	10,799	490,815
Giant Industries, Inc. (a)	100	2,800
GSV, Inc. (a)	980	245
Harken Energy Corp. (a)	1,536	922
Harvest Natural Resources, Inc. (a)	15,657	285,740
Holly Corp.	12,202	343,730
Houston Exploration Co. (a)	4,555	272,845
Hugoton Royalty Trust	6,529	190,124
Kaneb Services LLC	900	38,727
KCS Energy, Inc. (a)	6,641	95,166
Kerr-McGee Corp.	26,402	1,642,996
KFX, Inc. (a)	8,958	134,907
Kinder Morgan Management LLC (a)	8,952	365,689
Kinder Morgan, Inc.	20,517	1,421,828
Magellan Midstream Partners LP	3,043	177,163
Magnum Hunter Resources, Inc. (a)	12,800	171,520
Marathon Oil Corp.	71,170	2,806,945
Maritrans, Inc.	2,243	40,486
McMoRan Exploration Co. (a)	3,291	51,636
Meridian Resource Corp. (a)	8,874	60,609
Mission Resources Corp. (a)	5,500	34,155
Murphy Oil Corp.	17,132	1,461,531
National Energy Group, Inc. (a)	71	185
Newfield Exploration Co. (a)	11,259	707,628

	Shares	Value
Noble Energy, Inc.	12,089	$ 771,157
Occidental Petroleum Corp.	72,976	4,393,885
OMI Corp.	18,037	385,451
Overseas Shipholding Group, Inc.	5,794	380,608
Pacific Energy Partners LP	3,163	88,849
Patina Oil & Gas Corp.	10,686	354,775
Penn Virginia Corp.	4,000	173,840
Petroleum Development Corp. (a)	3,048	125,334
Pioneer Natural Resources Co.	27,358	963,002
Plains Exploration & Production Co. (a)	15,850	444,276
Pogo Producing Co.	9,412	475,306
Premcor, Inc.	18,302	815,354
Quicksilver Resources, Inc. (a)	7,400	254,560
Range Resources Corp.	12,732	264,062
Remington Oil & Gas Corp. (a)	4,835	139,973
Resource America, Inc. Class A	2,300	67,689
Southwestern Energy Co. (a)	7,000	384,300
Spinnaker Exploration Co. (a)	4,627	167,821
St. Mary Land & Exploration Co.	5,600	240,744
Stone Energy Corp. (a)	5,142	246,713
Sunoco Logistics Partners LP	2,343	94,563
Sunoco, Inc.	16,921	1,396,998
Swift Energy Co. (a)	2,800	84,952
Syntroleum Corp. (a)	1,600	11,088
TC Pipelines LP	3,233	124,471
TEPPCO Partners LP	9,330	366,203
Tesoro Petroleum Corp. (a)	16,155	535,054
TransMontaigne, Inc. (a)	6,401	34,757
Ultra Petroleum Corp. (a)	13,335	702,221
Unocal Corp.	48,789	2,246,246
Valero Energy Corp.	52,519	2,457,364
Valero LP	2,200	131,428
Vintage Petroleum, Inc.	9,637	233,697
Western Gas Resources, Inc.	15,332	475,292
Whiting Petroleum Corp. New	7,673	261,189
Williams Companies, Inc.	97,796	1,630,259
World Fuel Services Corp.	1,825	75,190
XTO Energy, Inc.	50,240	1,826,224
		158,384,354
TOTAL ENERGY		194,476,896
FINANCIALS - 21.1%
Capital Markets - 2.3%
A.G. Edwards, Inc.	13,554	529,961
Affiliated Managers Group, Inc. (a)	5,562	352,520
Ameritrade Holding Corp. (a)	53,575	746,300
Apollo Investment Corp.	13,035	192,266
Bank of New York Co., Inc.	154,924	5,098,549
Bear Stearns Companies, Inc.	20,581	2,008,294
BlackRock, Inc. Class A	2,436	181,628
Charles Schwab Corp.	213,472	2,301,228
E*TRADE Financial Corp. (a)	69,613	964,836
Eaton Vance Corp. (non-vtg.)	11,464	549,699
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Federated Investors, Inc. Class B (non-vtg.)	17,786	$ 523,264
Franklin Resources, Inc.	27,790	1,823,858
Gabelli Asset Management, Inc. Class A	600	29,040
Goldman Sachs Group, Inc.	81,554	8,543,597
Harris & Harris Group, Inc. (a)	4,019	59,320
Investment Technology Group, Inc. (a)	7,091	118,845
Investment Technology Group, Inc. rights 12/31/03 (a)	1,200	0
Investors Financial Services Corp.	11,680	512,051
Janus Capital Group, Inc.	48,898	809,262
JB Oxford Holdings, Inc. (a)	1,310	3,812
Jefferies Group, Inc.	8,546	347,139
Knight Trading Group, Inc. (a)	16,921	193,069
LaBranche & Co., Inc. (a)	8,974	71,882
Legg Mason, Inc.	19,305	1,315,443
Lehman Brothers Holdings, Inc.	53,762	4,504,180
MCG Capital Corp.	6,400	108,800
Mellon Financial Corp.	83,278	2,433,383
Merrill Lynch & Co., Inc.	170,261	9,485,240
Morgan Stanley	197,850	10,040,888
National Financial Partners Corp.	5,826	202,395
Northern Trust Corp.	39,246	1,846,132
Nuveen Investments, Inc. Class A	1,556	55,549
Olympic Cascade Financial Corp. (a)	1,200	720
Paulson Capital Corp.	1,300	10,920
Piper Jaffray Companies (a)	2,772	127,540
Raymond James Financial, Inc.	14,380	425,360
SEI Investments Co.	17,228	673,787
Siebert Financial Corp. (a)	2,700	8,367
State Street Corp.	64,513	2,874,699
Stifel Financial Corp. (a)	1,333	32,059
SWS Group, Inc.	2,406	50,863
T. Rowe Price Group, Inc.	25,197	1,490,655
TradeStation Group, Inc. (a)	3,740	27,751
Waddell & Reed Financial, Inc. Class A	14,998	340,455
Westwood Holdings Group, Inc. (a)	601	11,467
		62,027,073
Commercial Banks - 6.1%
1st Source Corp.	4,009	105,236
ABC Bancorp	5,300	109,710
Abigail Adams National Bancorp, Inc.	275	4,978
Alabama National Bancorp, Delaware	2,924	184,885
Amcore Financial, Inc.	3,800	123,614
American Pacific Bank of Oregon Class B (a)	880	10,340
AmSouth Bancorp.	67,778	1,757,484
Arrow Financial Corp.	1,427	45,821
Associated Banc-Corp.	17,776	590,696
BancFirst Corp.	820	58,212
BancorpSouth, Inc.	11,587	288,053

	Shares	Value
BancTrust Financial Group, Inc.	4,088	$ 87,074
Bank of America Corp.	794,490	36,761,052
Bank of Granite Corp.	2,038	44,225
Bank of Hawaii Corp.	8,900	432,095
Bank of the Ozarks, Inc.	1,836	65,453
Banknorth Group, Inc.	31,578	1,135,861
Banner Corp.	1,809	59,733
Bar Harbor Bankshares	2,825	79,665
Bay View Capital Corp.	461	7,929
BB&T Corp.	108,563	4,608,499
BOK Financial Corp. (a)	297	14,494
Boston Private Financial Holdings, Inc.	4,669	126,483
Bryn Mawr Bank Corp.	1,800	35,856
BWC Financial Corp.	2,951	73,037
Camden National Corp.	1,270	48,197
Capital City Bank Group, Inc.	2,368	104,192
Capital Corp. of the West	1,041	53,601
Capitol Bancorp Ltd.	2,475	85,883
Cascade Bancorp	3,352	73,074
Cathay General Bancorp	9,016	349,100
Cavalry Bancorp, Inc.	2,931	62,398
Center Bancorp, Inc.	3,855	49,652
Central Coast Bancorp (a)	2,539	59,032
Central Pacific Financial Corp.	2,718	90,863
Chemical Financial Corp.	2,863	119,960
Chittenden Corp.	8,261	243,534
Citizens Banking Corp.	6,600	231,660
City Holding Co.	3,000	110,760
City National Corp.	8,532	583,589
CoBiz, Inc.	11,206	246,532
Colonial Bancgroup, Inc.	27,837	590,980
Columbia Bancorp	1,731	62,749
Columbia Banking Systems, Inc.	2,866	72,768
Comerica, Inc.	30,319	1,864,619
Commerce Bancorp, Inc., New Jersey	14,166	884,950
Commerce Bancshares, Inc.	12,071	590,393
Commercial Bankshares, Inc.	2,566	96,867
Commercial National Financial Corp., Pennsylvania	2,005	46,115
Community Bank of Northern Virginia	2,404	40,147
Community Bank System, Inc.	8,054	223,096
Community Banks, Inc.	1,720	50,430
Community Capital Corp.	420	10,034
Community Trust Bancorp, Inc.	1,882	63,009
Compass Bancshares, Inc.	22,250	1,035,960
Cullen/Frost Bankers, Inc.	9,151	438,424
CVB Financial Corp.	9,167	249,159
East West Bancorp, Inc.	8,442	350,090
Eastern Virgina Bankshares, Inc.	800	19,032
Exchange National Bancshares, Inc.	1,200	34,824
Farmers Capital Bank Corp.	1,141	43,358
Fidelity Southern Corp.	2,900	52,577
Fifth Third Bancorp	93,965	4,732,077
Financial Institutions, Inc.	1,679	42,815
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, North Carolina	2,256	$ 63,890
First Bancorp, Puerto Rico	9,132	585,544
First Charter Corp.	3,200	87,648
First Citizen Bancshares, Inc.	1,629	221,650
First Commonwealth Financial Corp.	20,769	318,804
First Community Bancorp, California	2,500	105,050
First Financial Bancorp, Ohio	7,077	120,875
First Financial Bankshares, Inc.	1,829	79,562
First Financial Corp., Indiana	1,612	58,548
First Horizon National Corp.	22,251	972,369
First Indiana Corp.	1,970	45,645
First M&F Corp.	1,057	35,938
First Merchants Corp.	1,449	39,051
First Midwest Bancorp, Inc., Delaware	12,449	467,335
First National Bankshares of Florida, Inc.	14,796	380,109
First Oak Brook Bancshares, Inc.	1,645	53,956
First Republic Bank, California	6,913	355,259
First State Bancorp.	3,992	149,979
First United Corp.	2,940	59,829
FirstMerit Corp.	17,918	490,416
Flag Financial Corp.	3,365	47,951
FNB Corp., North Carolina	2,400	46,920
FNB Corp., Pennsylvania	12,504	265,460
FNB Corp., Virginia	1,239	35,931
FNB Financial Services Corp.	3,533	74,193
Foothill Independent Bancorp	3,635	83,859
Frontier Financial Corp., Washington	2,065	82,311
Fulton Financial Corp.	22,169	496,586
Glacier Bancorp, Inc.	2,945	101,926
Gold Banc Corp., Inc.	5,188	77,612
Great Southern Bancorp, Inc.	6,638	272,158
Greater Bay Bancorp	14,848	431,334
Greater Community Bancorp	2,836	41,973
Hancock Holding Co.	5,700	193,800
Hanmi Financial Corp.	8,486	315,509
Harleysville National Corp., Pennsylvania	6,055	170,509
Heritage Commerce Corp. (a)	1,957	38,279
HF Financial Corp.	2,423	44,341
Hibernia Corp. Class A	29,490	852,851
Hudson United Bancorp	12,882	523,653
Huntington Bancshares, Inc.	37,656	913,535
IBERIABANK Corp.	2,000	129,200
Independent Bank Corp., Massachusetts	2,103	72,680
Independent Bank Corp., Michigan	4,791	144,209
Integra Bank Corp.	5,300	121,264
Interchange Financial Services Corp.	5,200	138,840
International Bancshares Corp.	8,542	337,836
Irwin Financial Corp.	5,100	135,711
KeyCorp	76,479	2,545,986
Leesport Financial Corp.	1,155	26,357
LSB Bancshares, Inc.	2,300	38,755

	Shares	Value
M&T Bank Corp.	19,167	$ 2,020,393
Main Street Banks, Inc.	4,100	129,888
Marshall & Ilsley Corp.	38,425	1,601,938
MB Financial, Inc.	7,698	324,856
Mercantile Bankshares Corp.	14,531	748,347
Merchants Bancshares, Inc.	1,800	53,460
Mid-State Bancshares	3,712	110,766
Midsouth Bancorp, Inc.	1,862	64,518
Midwest Banc Holdings, Inc.	3,643	84,080
Nara Bancorp, Inc.	1,600	33,216
National City Corp.	110,709	4,105,090
National Penn Bancshares, Inc.	3,607	103,882
NBT Bancorp, Inc.	10,179	258,445
North Fork Bancorp, Inc., New York	87,342	2,515,450
North Valley Bancorp	4,421	85,104
Northern States Financial Corp.	1,100	30,250
Northrim Bancorp, Inc.	2,594	57,976
Northway Financial, Inc.	400	13,200
NSD Bancorp, Inc.	1,102	42,096
Old National Bancorp	14,745	383,075
Old Second Bancorp, Inc.	3,608	117,585
Omega Financial Corp.	2,947	104,059
Oriental Financial Group, Inc.	3,257	98,752
Pacific Capital Bancorp	7,644	252,328
Park National Corp.	3,102	421,872
Peoples Bancorp, Inc.	1,390	43,549
Peoples Financial Corp., Mississippi	2,598	46,089
Peoples Holding Co.	2,040	72,012
PNC Financial Services Group, Inc.	53,452	2,907,789
Popular, Inc.	45,739	1,212,084
Princeton National Bancorp, Inc.	2,475	71,528
PrivateBancorp, Inc.	2,164	74,528
Prosperity Bancshares, Inc.	3,292	93,361
Provident Bankshares Corp.	6,659	244,652
Regions Financial Corp. New	87,761	3,070,757
Republic Bancorp, Inc.	11,883	184,662
Republic Bancorp, Inc., Kentucky Class A	3,374	93,629
Riggs National Corp.	7,400	148,888
Royal Bancshares of Pennsylvania, Inc. Class A	2,408	69,832
S&T Bancorp, Inc.	4,720	173,271
S.Y. Bancorp, Inc.	2,079	47,609
Sandy Spring Bancorp, Inc.	1,482	53,826
Seacoast Banking Corp., Florida	4,400	96,888
Shore Bancshares, Inc.	1,921	61,203
Silicon Valley Bancshares (a)	6,600	277,068
Simmons First National Corp. Class A	1,653	47,937
Sky Financial Group, Inc.	21,533	623,596
South Financial Group, Inc.	16,318	517,036
Southwest Bancorp of Texas, Inc.	10,000	244,600
State Bancorp, Inc., New York	3,087	78,348
Sterling Bancorp, New York	2,186	70,324
Sterling Bancshares, Inc.	6,070	88,501
Sterling Financial Corp., Pennsylvania	4,625	135,466
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Suffolk Bancorp	1,444	$ 47,912
Summit Bancshares, Inc.	1,469	50,019
Summit Financial Corp.	1,785	33,487
Sun Bancorp, Inc., New Jersey (a)	2,617	65,032
SunTrust Banks, Inc.	66,952	4,773,678
Susquehanna Bancshares, Inc., Pennsylvania	7,829	203,554
SVB Financial Services, Inc. (a)	381	7,049
Synovus Financial Corp.	51,148	1,380,996
TCF Financial Corp.	24,478	756,615
Texas Capital Bancshares, Inc. (a)	11,132	229,542
Texas Regional Bancshares, Inc. Class A	7,029	249,951
TIB Financial Corp.	900	22,545
Tompkins Trustco, Inc.	999	52,647
Trico Bancshares	2,400	57,480
Trustco Bank Corp., New York	15,309	215,857
Trustmark Corp.	9,000	277,200
U.S. Bancorp, Delaware	368,357	10,914,418
UCBH Holdings, Inc.	9,842	446,236
UMB Financial Corp. (a)	5,486	307,271
Umpqua Holdings Corp.	12,788	326,989
Union Bankshares Corp.	1,262	47,338
UnionBanCal Corp.	6,879	425,329
United Bankshares, Inc., West Virginia	6,300	241,101
United Community Banks, Inc., Georgia (a)	5,100	146,166
Unizan Financial Corp.	2,881	74,272
USB Holding Co., Inc.	2,803	78,316
Vail Banks, Inc.	500	6,510
Valley National Bancorp	18,354	513,361
Wachovia Corp.	313,641	16,230,922
Washington Banking Co., Oak Harbor	3,282	57,566
Washington Trust Bancorp, Inc.	2,572	75,668
Wells Fargo & Co.	329,958	20,381,506
WesBanco, Inc.	2,250	71,123
West Coast Bancorp, Oregon	3,534	92,980
Westamerica Bancorp.	8,154	474,237
Westbank Corp.	1,365	25,143
Westcorp	6,678	282,346
Whitney Holding Corp.	10,116	466,752
Wilmington Trust Corp., Delaware	12,319	445,332
Wintrust Financial Corp.	4,350	260,304
Yardville National Bancorp	1,968	65,554
Zions Bancorp	16,161	1,074,707
		160,974,641
Consumer Finance - 1.1%
ACE Cash Express, Inc. (a)	5,157	137,563
Advanta Corp. Class A	2,600	58,188
American Express Co.	220,683	12,294,250
AmeriCredit Corp. (a)	27,597	577,881
Capital One Financial Corp.	47,018	3,694,674

	Shares	Value
Cash America International, Inc.	3,459	$ 88,723
CompuCredit Corp. (a)	7,490	179,535
Consumer Portfolio Services, Inc. (a)	2,400	10,416
Credit Acceptance Corp. (a)	4,532	112,167
Equitex, Inc. (a)	3,100	1,581
First Cash Financial Services, Inc. (a)	4,887	127,257
First Marblehead Corp.	4,728	268,361
MBNA Corp.	220,899	5,867,077
Metris Companies, Inc.	8,652	100,190
MoneyGram International, Inc.	17,593	376,314
Nelnet, Inc. Class A	4,052	98,261
Providian Financial Corp. (a)	55,466	890,229
Rewards Network, Inc. (a)	2,360	14,868
SLM Corp.	85,478	4,373,909
United Panam Financial Corp. (a)	2,332	46,290
WFS Financial, Inc. (a)	375	17,449
World Acceptance Corp. (a)	3,244	83,663
		29,418,846
Diversified Financial Services - 3.0%
Alliance Capital Management Holding LP	3,525	139,731
CapitalSource, Inc. (a)	12,995	301,484
Chicago Mercantile Exchange Holdings, Inc. Class A	5,779	1,131,008
CIT Group, Inc.	39,728	1,698,372
Citigroup, Inc.	1,011,777	45,277,021
Encore Capital Group, Inc. (a)	9,436	236,655
eSpeed, Inc. Class A (a)	4,755	53,208
Financial Federal Corp. (a)	3,300	126,918
Finova Group, Inc. (a)	3,400	289
First Albany Companies, Inc.	1,530	14,061
GATX Corp.	6,600	194,304
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc. (a)	21,989	131,714
J.P. Morgan Chase & Co.	698,714	26,306,582
Leucadia National Corp.	10,851	680,358
Medallion Financial Corp.	100	939
MicroFinancial, Inc. (a)	100	391
Moody's Corp.	24,387	1,969,250
Principal Financial Group, Inc.	61,049	2,300,326
Starbiz Corp.	3	0
Waterside Capital Corp. (a)	1,100	5,226
Winfield Capital Corp. (a)	1,500	525
		80,568,362
Insurance - 4.3%
21st Century Holding Co.	1,244	16,309
21st Century Insurance Group	12,491	162,133
AFLAC, Inc.	99,350	3,737,547
Alfa Corp.	13,600	206,040
Allmerica Financial Corp. (a)	10,400	338,520
Allstate Corp.	132,056	6,668,828
AMBAC Financial Group, Inc.	19,500	1,585,935
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co.	6,025	$ 59,105
American Financial Group, Inc., Ohio	12,444	391,737
American Independence Corp. (a)	587	8,676
American International Group, Inc.	447,930	28,376,366
American Medical Securities Group, Inc. (a)	2,500	80,825
American National Insurance Co.	2,259	229,627
American Physicians Capital, Inc. (a)	2,003	66,720
AmerUs Group Co.	8,791	383,024
Aon Corp.	53,518	1,130,300
Arch Capital Group Ltd. (a)	8,084	314,872
Argonaut Group, Inc. (a)	3,000	59,640
Arthur J. Gallagher & Co.	20,136	617,168
Assurant, Inc.	21,567	647,010
Atlantic American Corp. (a)	100	300
Baldwin & Lyons, Inc. Class B	3,450	89,700
Berkshire Hathaway, Inc. Class A (a)	200	16,740,000
Bristol West Holdings, Inc.	11,187	225,642
Brown & Brown, Inc.	12,690	514,580
Ceres Group, Inc. (a)	9,011	45,055
Cincinnati Financial Corp.	27,419	1,228,371
Citizens Financial Corp., Kentucky (a)	200	1,600
Citizens, Inc. Class A (a)	8,022	51,742
Clark, Inc. (a)	1,340	22,311
CNA Financial Corp. (a)	5,284	137,965
CNA Surety Corp. (a)	8,543	111,572
Commerce Group, Inc., Massachusetts	4,770	283,290
Conseco, Inc. (a)	24,969	474,161
Cotton States Life Insurance Co.	500	10,050
Crawford & Co. Class B	10,194	80,023
Danielson Holding Corp. (a)	10,500	85,785
Delphi Financial Group, Inc. Class A	4,410	204,889
Donegal Group, Inc. Class B	2,024	39,974
EMC Insurance Group	2,920	63,393
Erie Indemnity Co. Class A	2,234	116,570
FBL Financial Group, Inc. Class A	4,209	119,620
Fidelity National Financial, Inc.	27,267	1,169,482
First Acceptance Corp. (a)	3,950	34,365
First American Corp., California	15,664	516,129
FPIC Insurance Group, Inc. (a)	1,648	54,433
Gainsco, Inc. (a)	1,500	1,725
Genworth Financial, Inc. Class A	26,562	698,581
Great American Financial Resources, Inc.	3,327	58,089
Harleysville Group, Inc.	3,500	84,140
Hartford Financial Services Group, Inc.	56,989	3,647,296
HCC Insurance Holdings, Inc.	14,193	470,356
Hilb Rogal & Hobbs Co.	6,901	239,396
Horace Mann Educators Corp.	4,500	85,500
Independence Holding Co.	2,448	44,284

	Shares	Value
Infinity Property & Casualty Corp.	3,044	$ 112,628
Investors Title Co.	1,058	36,374
Jefferson-Pilot Corp.	25,944	1,276,185
Kansas City Life Insurance Co.	1,100	54,384
LandAmerica Financial Group, Inc.	2,238	119,509
Lincoln National Corp.	32,470	1,494,269
Loews Corp.	22,879	1,599,471
Markel Corp. (a)	1,640	528,080
Marsh & McLennan Companies, Inc.	98,048	2,803,192
MBIA, Inc.	27,892	1,672,404
Meadowbrook Insurance Group, Inc. (a)	600	3,042
Mercury General Corp.	2,949	167,208
MetLife, Inc.	80,601	3,143,439
National Security Group, Inc.	1,645	36,075
National Western Life Insurance Co. Class A (a)	488	79,149
Nationwide Financial Services, Inc. Class A (sub. vtg.)	12,944	486,436
Navigators Group, Inc. (a)	2,148	60,681
Nymagic, Inc.	2,556	62,699
Odyssey Re Holdings Corp.	9,200	222,180
Ohio Casualty Corp. (a)	8,900	191,172
Old Republic International Corp.	28,403	709,791
Penn Treaty American Corp. (a)	600	1,080
Penn-America Group, Inc.	4,115	60,943
Philadelphia Consolidated Holding Corp. (a)	2,928	199,836
Phoenix Companies, Inc.	13,700	167,140
PMA Capital Corp. Class A (a)	5,400	53,730
Presidential Life Corp.	5,318	88,864
ProAssurance Corp. (a)	5,253	205,130
Progressive Corp.	36,851	3,353,072
Protective Life Corp.	10,835	453,445
Prudential Financial, Inc.	100,740	4,931,223
Reinsurance Group of America, Inc.	9,962	462,436
RLI Corp.	4,000	166,600
RTW, Inc. (a)	1,450	13,239
SAFECO Corp.	26,819	1,299,917
Safety Insurance Group, Inc.	3,129	86,048
SCPIE Holding, Inc.	2,045	20,430
Selective Insurance Group, Inc.	4,500	201,555
St. Paul Travelers Companies, Inc.	131,206	4,786,395
StanCorp Financial Group, Inc.	6,395	505,525
State Auto Financial Corp.	6,061	162,435
Stewart Information Services Corp.	4,850	211,703
The Chubb Corp.	35,885	2,734,796
The Midland Co. (a)	3,869	123,034
Torchmark Corp.	19,312	1,060,422
Transatlantic Holdings, Inc.	2,999	174,962
Triad Guaranty, Inc. (a)	2,250	135,000
UICI	7,000	233,800
Unico American Corp. (a)	3,435	25,659
United Fire & Casualty Co.	1,988	132,401
United Trust Group, Inc. (a)	300	1,620
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unitrin, Inc.	12,000	$ 571,680
Universal American Financial Corp. (a)	18,803	251,020
UnumProvident Corp.	48,461	754,538
USI Holdings Corp. (a)	8,771	100,691
Vesta Insurance Group, Inc. (a)	2,600	9,776
W.R. Berkley Corp.	13,186	597,985
White Mountains Insurance Group Ltd.	980	604,660
Zenith National Insurance Corp.	3,728	171,376
		112,803,285
Real Estate - 2.2%
Aames Investment Corp. Maryland	196	2,136
Acadia Realty Trust (SBI)	9,120	138,168
Affordable Residential Communties, Inc.	13,684	176,524
Agree Realty Corp.	1,490	44,849
Alexanders, Inc. (a)	542	114,362
Alexandria Real Estate Equities, Inc.	2,800	201,040
AMB Property Corp. (SBI)	15,139	604,803
AMEN Properties, Inc. (a)	75	293
American Financial Realty Trust (SBI)	26,856	399,886
American Home Mortgage Investment Corp.	7,560	247,514
American Land Lease, Inc.	3,001	64,071
American Mortgage Acceptance Co.	1,588	26,948
American Real Estate Partners LP (a)	12,727	309,521
AmeriVest Properties, Inc.	4,569	28,602
AMLI Residential Properties Trust (SBI)	3,247	105,495
Annaly Mortgage Management, Inc.	26,626	527,195
Anthracite Capital, Inc.	8,614	102,679
Anworth Mortgage Asset Corp.	4,800	50,976
Apartment Investment & Management Co. Class A	18,017	655,278
Archstone-Smith Trust	35,845	1,308,343
Arden Realty, Inc.	17,080	614,880
Associated Estates Realty Corp.	7,843	77,018
AvalonBay Communities, Inc.	13,043	927,357
Bedford Property Investors, Inc.	6,035	168,377
BioMed Realty Trust, Inc.	16,039	315,808
BNP Residential Properties, Inc.	3,537	51,994
Boston Properties, Inc.	18,880	1,136,198
Boykin Lodging Co. (a)	6,069	53,164
Brandywine Realty Trust (SBI)	11,122	316,421
BRE Properties, Inc. Class A	10,848	440,863
BRT Realty Trust	4,566	106,388
Camden Property Trust (SBI)	6,475	317,469
Capital Automotive (SBI)	6,700	225,857
Capstead Mortgage Corp.	2,634	28,869
CarrAmerica Realty Corp.	9,400	304,466
Catellus Development Corp.	18,301	574,651
CB Richard Ellis Group, Inc. Class A	3,127	84,710
CBL & Associates Properties, Inc.	6,329	463,852
CenterPoint Properties Trust (SBI)	10,402	487,334

	Shares	Value
Colonial Properties Trust (SBI)	6,567	$ 260,053
Commercial Net Lease Realty, Inc.	20,380	414,325
Consolidated-Tomoka Land Co.	2,369	95,044
Cornerstone Realty Income Trust, Inc.	16,814	168,308
Corporate Office Properties Trust (SBI)	6,900	191,682
Correctional Properties Trust	2,637	74,970
Cousins Properties, Inc.	6,869	225,303
Crescent Real Estate Equities Co.	31,701	573,788
Criimi Mae, Inc. (a)	3,384	51,741
CRT Properties, Inc.	6,200	152,148
Developers Diversified Realty Corp.	20,494	882,267
Duke Realty Corp.	23,188	801,145
Eastgroup Properties, Inc.	6,213	233,733
Entertainment Properties Trust (SBI)	3,400	145,894
Equity Inns, Inc.	10,932	112,818
Equity Lifestyle Properties, Inc.	4,988	181,064
Equity Office Properties Trust	77,908	2,138,575
Equity One, Inc.	12,267	278,952
Equity Residential (SBI)	53,588	1,806,451
Essex Property Trust, Inc.	4,200	338,226
Federal Realty Investment Trust (SBI)	9,079	455,312
FelCor Lodging Trust, Inc. (a)	7,268	94,048
First Industrial Realty Trust, Inc.	7,500	298,500
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	983	3,627
Forest City Enterprises, Inc. Class A	8,713	467,888
Friedman, Billings, Ramsey Group, Inc. Class A	28,926	553,065
Gables Residential Trust (SBI)	5,800	206,886
General Growth Properties, Inc.	43,876	1,505,386
Getty Realty Corp.	7,503	217,512
Gladstone Commercial Corp.	900	15,066
Glenborough Realty Trust, Inc.	8,600	187,824
Glimcher Realty Trust	6,287	169,435
Global Signal, Inc.	2,222	64,549
Health Care Property Investors, Inc.	25,580	686,311
Health Care REIT, Inc.	10,591	375,133
Healthcare Realty Trust, Inc.	7,700	313,390
Heritage Property Investment Trust, Inc.	7,067	226,851
Highland Hospitality Corp.	6,812	76,703
Highwoods Properties, Inc. (SBI)	11,942	308,940
Home Properties of New York, Inc.	7,166	295,096
Hospitality Properties Trust (SBI)	14,014	629,789
Host Marriott Corp.	67,196	1,052,289
HRPT Properties Trust (SBI)	37,556	454,052
Impac Mortgage Holdings, Inc.	14,479	339,243
Inland Real Estate Corp.	10,753	166,672
Innkeepers USA Trust (SBI)	6,459	87,067
Investors Real Estate Trust	10,700	112,992
iStar Financial, Inc.	18,806	825,583
Jones Lang LaSalle, Inc. (a)	5,250	188,475
Kilroy Realty Corp.	4,374	176,797
Kimco Realty Corp.	15,237	866,681
Kramont Realty Trust	7,200	144,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
LaSalle Hotel Properties (SBI)	5,338	$ 163,877
Lexington Corporate Properties Trust	9,054	203,443
Liberty Property Trust (SBI)	16,295	668,095
LNR Property Corp.	4,100	256,455
LTC Properties, Inc.	5,854	110,348
Luminent Mortgage Capital, Inc.	15,498	194,500
Mack-Cali Realty Corp.	10,481	458,439
Maguire Properties, Inc.	6,425	169,042
MeriStar Hospitality Corp. (a)	7,189	48,885
MFA Mortgage Investments, Inc.	22,926	209,544
Mid-America Apartment Communities, Inc.	2,881	113,684
Mission West Properties, Inc.	6,896	70,684
Monmouth Real Estate Investment Corp. Class A	5,400	44,658
National Health Investors, Inc.	8,489	245,757
National Health Realty, Inc.	5,083	102,016
Nationwide Health Properties, Inc.	15,314	350,691
New Century Financial Corp.	8,962	566,936
New Plan Excel Realty Trust	21,703	574,695
Newcastle Investment Corp. (a)	5,200	163,176
Novastar Financial, Inc.	3,594	158,100
Omega Healthcare Investors, Inc.	6,224	77,862
One Liberty Properties, Inc.	3,094	59,529
Pan Pacific Retail Properties, Inc.	7,472	443,090
Parkway Properties, Inc.	2,300	115,230
Pennsylvania Real Estate Investment Trust (SBI)	5,741	233,946
Plum Creek Timber Co., Inc.	33,196	1,228,252
Post Properties, Inc.	13,797	470,478
Prentiss Properties Trust (SBI)	10,789	403,401
Price Legacy Corp.	2,728	52,105
Prime Group Realty Trust (SBI) (a)	3,749	23,619
ProLogis	34,303	1,380,010
PS Business Parks, Inc.	5,673	254,434
Public Storage, Inc.	19,350	1,032,903
RAIT Investment Trust (SBI)	3,700	103,600
Ramco-Gershenson Properties Trust (SBI)	5,200	158,236
Rayonier, Inc.	7,996	381,809
Realty Income Corp.	7,066	352,099
Reckson Associates Realty Corp.	15,684	507,848
Redwood Trust, Inc.	3,700	215,451
Regency Centers Corp.	9,300	483,600
Saul Centers, Inc.	2,530	92,219
Saxon Capital, Inc.	9,373	212,767
Senior Housing Properties Trust (SBI)	10,720	210,970
Shurgard Storage Centers, Inc. Class A	7,860	325,247
Simon Property Group, Inc.	42,485	2,637,469
Sizeler Property Investors, Inc.	6,129	62,822
SL Green Realty Corp.	7,936	457,352
Sovran Self Storage, Inc.	3,400	143,616

	Shares	Value
Summit Properties, Inc.	5,258	$ 167,467
Sun Communities, Inc.	4,061	160,125
Tanger Factory Outlet Centers, Inc.	2,900	145,319
Taubman Centers, Inc.	12,222	359,327
Tejon Ranch Co. (a)	2,241	88,632
The Macerich Co.	9,751	592,276
The Mills Corp.	10,552	626,367
The St. Joe Co.	13,279	728,353
Thornburg Mortgage, Inc. (SBI)	16,119	459,230
Town & Country Trust	5,100	143,820
Trammell Crow Co. (a)	6,244	106,772
Transcontinental Realty Investors, Inc. (a)	600	8,340
Trizec Properties, Inc.	24,700	406,809
U-Store-It Trust	3,335	56,895
U.S. Restaurant Properties, Inc.	5,492	99,680
United Capital Corp. (a)	1,894	45,930
United Dominion Realty Trust, Inc. (SBI)	25,601	588,567
United Mobile Homes, Inc.	4,571	68,062
Universal Health Realty Income Trust (SBI)	5,117	167,479
Urstadt Biddle Properties, Inc.	365	5,709
Urstadt Biddle Properties, Inc. Class A	7,415	124,943
Ventas, Inc.	16,496	447,042
Vornado Operating Co. (a)	60	171
Vornado Realty Trust	19,289	1,417,742
W.P. Carey & Co. LLC	6,483	215,560
Washington Real Estate Investment Trust (SBI)	14,313	471,327
Weingarten Realty Investors (SBI)	13,159	536,229
Winston Hotels, Inc.	7,079	80,559
		57,808,593
Thrifts & Mortgage Finance - 2.1%
Accredited Home Lenders Holding Co. (a)	2,591	111,283
Anchor BanCorp Wisconsin, Inc.	2,375	69,374
Astoria Financial Corp.	12,150	504,225
Bank Mutual Corp.	15,096	186,134
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	171,000
BankUnited Financial Corp. Class A (a)	5,100	156,774
BCSB Bankcorp, Inc.	3,011	49,682
Berkshire Hills Bancorp, Inc.	1,240	45,260
Brookline Bancorp, Inc., Delaware	9,621	155,860
Camco Financial Corp.	404	6,153
Capital Crossing Bank (a)	2,000	53,420
Capitol Federal Financial	4,232	149,305
CFS Bancorp, Inc.	800	11,024
Charter Financial Corp.	517	21,150
Charter Municipal Mortgage Acceptance Co.	12,910	313,713
Citizens First Financial Corp.	600	19,399
Citizens South Banking Corp.	3,732	48,889
City Bank Lynnwood	1,594	61,433
Clifton Savings Bancorp, Inc.	14,601	188,353
Coastal Financial Corp.	6,646	101,019
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Commercial Capital Bancorp, Inc.	7,048	$ 168,165
Commercial Federal Corp.	6,450	187,889
Corus Bankshares, Inc.	5,600	272,552
Countrywide Financial Corp.	110,443	3,667,812
Dime Community Bancorp, Inc.	7,725	141,754
Doral Financial Corp.	18,000	835,200
Downey Financial Corp.	3,038	175,414
E-Loan, Inc. (a)	6,026	16,270
ESB Financial Corp.	4,025	56,793
Fannie Mae	189,482	13,017,413
Farmer Mac Class A (multi-vtg.)	700	11,641
Fidelity Bankshares, Inc.	4,655	190,995
First Busey Corp.	2,641	54,008
First Defiance Financial Corp.	3,067	83,913
First Financial Holdings, Inc.	3,500	114,590
First Financial Service Corp.	1,846	47,331
First Niagara Financial Group, Inc.	14,928	215,560
First Place Financial Corp.	3,046	68,535
FirstFed Financial Corp., Delaware (a)	3,873	203,797
Flagstar Bancorp, Inc.	7,834	170,703
Flushing Financial Corp.	3,135	66,619
Franklin Bank Corp.	10,118	184,755
Freddie Mac	134,044	9,149,843
Fremont General Corp.	11,400	271,320
Golden West Financial Corp., Delaware	28,164	3,358,275
Greater Delaware Valley Savings Bank	1,542	47,031
GS Financial Corp.	600	11,250
Guaranty Federal Bancshares, Inc.	900	21,411
Harbor Florida Bancshares, Inc.	4,705	165,146
Heritage Financial Corp., Washington	1,300	28,223
Hingham Institution for Savings	1,466	62,672
Home City Financial Corp.	800	12,152
Home Federal Bancorp	2,206	53,716
Horizon Financial Corp.	4,727	96,951
Hudson City Bancorp, Inc.	10,702	430,006
Hudson River Bancorp, Inc.	3,288	66,582
Independence Community Bank Corp.	14,140	600,667
IndyMac Bancorp, Inc.	13,431	436,373
ITLA Capital Corp. (a)	900	49,167
KNBT Bancorp, Inc.	11,351	194,329
MAF Bancorp., Inc.	4,100	188,190
MASSBANK Corp.	742	27,528
MGIC Investment Corp.	18,330	1,246,440
Mystic Financial, Inc.	630	25,830
NASB Financial, Inc.	1,172	46,939
NetBank, Inc.	7,793	80,034
New York Community Bancorp, Inc.	45,161	893,285
NewAlliance Bancshares, Inc.	18,839	283,150
NewMil Bancorp, Inc.	2,298	69,193
Northwest Bancorp, Inc.	6,200	160,394
OceanFirst Financial Corp.	5,699	144,527

	Shares	Value
Ocwen Financial Corp. (a)	13,732	$ 128,120
Pacific Premier Bancorp, Inc. (a)	40	570
Pamrapo Bancorp, Inc.	2,741	65,784
Parkvale Financial Corp.	500	15,605
Partners Trust Financial Group, Inc.	15,509	173,546
People's Bank, Connecticut	15,900	632,184
Peoples Bancorp, Auburn	300	6,510
PFF Bancorp, Inc.	1,618	73,134
PFS Bancorp, Inc.	100	1,520
PHSB Financial Corp.	2,027	51,689
Provident Bancorp, Inc., Delaware	7,401	98,137
Provident Financial Holdings, Inc.	1,350	39,420
Provident Financial Services, Inc.	13,171	255,913
PVF Capital Corp.	3,712	53,082
R&G Financial Corp. Class B	5,100	197,880
Radian Group, Inc.	17,444	894,005
Riverview Bancorp, Inc.	2,352	50,664
Sovereign Bancorp, Inc.	64,011	1,398,640
Sterling Financial Corp., Washington (a)	2,527	100,954
TF Financial Corp.	1,583	50,371
The PMI Group, Inc.	17,899	737,081
Timberland Bancorp, Inc.	2,452	60,074
Union Community Bancorp	658	12,338
United Community Financial Corp., Ohio	5,530	63,540
W Holding Co., Inc.	18,340	403,847
Washington Federal, Inc.	13,434	362,315
Washington Mutual, Inc.	166,708	6,786,683
Waypoint Financial Corp.	8,820	244,931
Webster Financial Corp.	8,895	445,195
Westfield Financial, Inc.	2,266	58,304
Willow Grove Bancorp, Inc.	4,146	74,752
WSFS Financial Corp.	2,374	145,408
		54,277,979
TOTAL FINANCIALS		557,878,779
HEALTH CARE - 12.2%
Biotechnology - 1.7%
Aastrom Biosciences, Inc. (a)	1,900	2,109
Abgenix, Inc. (a)	20,350	206,553
Aclara BioSciences, Inc. (a)	8,971	37,499
Affymetrix, Inc. (a)	12,000	407,400
Albany Molecular Research, Inc. (a)	4,800	51,456
Alexion Pharmaceuticals, Inc. (a)	2,900	59,972
Alkermes, Inc. (a)	15,049	207,526
Alliance Pharmaceutical Corp. (a)	300	63
Amgen, Inc. (a)	250,916	15,064,997
Amylin Pharmaceuticals, Inc. (a)	19,067	388,585
Aphton Corp. (a)	3,000	9,900
Applera Corp.:
- Applied Biosystems Group	44,853	919,487
- Celera Genomics Group (a)	18,037	253,961
Arena Pharmaceuticals, Inc. (a)	5,200	29,121
ARIAD Pharmaceuticals, Inc. (a)	6,185	35,687
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)	3,400	$ 18,836
Avant Immunotherapeutics, Inc. (a)	2,169	4,013
AVI BioPharma, Inc. (a)	2,700	5,886
Avigen, Inc. (a)	1,600	5,520
BioCryst Pharmaceuticals, Inc. (a)	1,700	11,220
Biogen Idec, Inc. (a)	65,125	3,821,535
BioMarin Pharmaceutical, Inc. (a)	7,248	38,632
Biopure Corp. Class A (a)	5,446	2,777
BioSource International, Inc. (a)	2,633	17,325
BioSphere Medical, Inc. (a)	800	2,480
BioTime, Inc. (a)	400	528
Caliper Life Sciences, Inc. (a)	4,716	32,965
Celgene Corp. (a)	35,262	966,884
Cell Genesys, Inc. (a)	5,600	41,104
Cell Therapeutics, Inc. (a)	4,949	37,019
Cephalon, Inc. (a)	14,328	681,010
Cepheid, Inc. (a)	4,999	46,041
Charles River Laboratories International, Inc. (a)	14,251	666,234
Chiron Corp. (a)	22,529	733,770
Ciphergen Biosystems, Inc. (a)	2,209	7,113
Corixa Corp. (a)	6,501	24,379
Cryo-Cell International, Inc. (a)	8,023	21,662
Cubist Pharmaceuticals, Inc. (a)	4,605	55,260
CuraGen Corp. (a)	4,779	28,817
CV Therapeutics, Inc. (a)	3,094	67,078
Cytogen Corp. (a)	370	3,645
Cytokinetics, Inc.	12,030	103,458
Dendreon Corp. (a)	18,158	178,130
Digene Corp. (a)	2,716	65,681
Diversa Corp. (a)	6,100	51,667
DOV Pharmaceutical, Inc. (a)	2,861	52,957
Dyax Corp. (a)	9,586	76,017
Embrex, Inc. (a)	2,200	29,150
Encysive Pharmaceuticals, Inc. (a)	14,400	156,240
EntreMed, Inc. (a)	3,700	8,843
Enzo Biochem, Inc. (a)	5,106	98,291
Enzon Pharmaceuticals, Inc. (a)	4,594	62,203
Epimmune, Inc. (a)	3,100	4,185
Exact Sciences Corp. (a)	3,245	11,228
Exelixis, Inc. (a)	12,268	110,044
Eyetech Pharmaceuticals, Inc.	6,840	275,789
Gen-Probe, Inc. (a)	9,262	369,554
Genaera Corp. (a)	7,533	27,194
Gene Logic, Inc. (a)	4,200	14,154
Genelabs Technologies, Inc. (a)	9,800	6,958
Genencor International, Inc. (a)	4,753	76,999
Genentech, Inc. (a)	93,506	4,511,665
Genta, Inc. (a)	23,275	30,258
GenVec, Inc. (a)	17,041	33,060
Genzyme Corp. - General Division (a)	44,418	2,487,852

	Shares	Value
Geron Corp. (a)	3,759	$ 26,125
Gilead Sciences, Inc. (a)	84,245	2,903,083
GTC Biotherapeutics, Inc. (a)	4,100	6,273
Harvard Bioscience, Inc. (a)	786	3,120
Hemispherx Biopharma, Inc. (a)	800	1,256
Human Genome Sciences, Inc. (a)	30,411	334,521
Icoria, Inc. (a)	4,800	1,920
ICOS Corp. (a)	10,865	262,390
Idenix Pharmaceuticals, Inc.	3,770	54,477
Ilex Oncology, Inc. (a)	4,738	117,787
ImClone Systems, Inc. (a)	12,561	530,325
Immtech International, Inc. (a)	1,200	16,812
Immune Response Corp. (a)	1,525	1,937
ImmunoGen, Inc. (a)	2,572	20,113
Immunomedics, Inc. (a)	5,227	14,688
Incyte Corp. (a)	7,200	73,944
Indevus Pharmaceuticals, Inc. (a)	8,080	55,833
InterMune, Inc. (a)	3,546	44,006
Introgen Therapeutics, Inc. (a)	5,766	40,247
Invitrogen Corp. (a)	12,195	737,798
Isis Pharmaceuticals, Inc. (a)	7,200	33,984
Kendle International, Inc. (a)	2,900	24,041
Kosan Biosciences, Inc. (a)	1,712	11,025
La Jolla Pharmaceutical Co. (a)	10,419	14,691
Large Scale Biology Corp. (a)	500	540
Lexicon Genetics, Inc. (a)	5,448	38,299
LifeCell Corp. (a)	5,000	51,700
Ligand Pharmaceuticals, Inc. Class B (a)	15,564	174,317
Luminex Corp. (a)	2,179	19,633
Lynx Therapeutics, Inc. (a)	100	317
Martek Biosciences (a)	4,952	192,484
Maxim Pharmaceuticals, Inc. (a)	1,500	4,365
Maxygen, Inc. (a)	5,600	56,504
Medarex, Inc. (a)	11,200	122,080
MedImmune, Inc. (a)	51,858	1,379,423
Millennium Pharmaceuticals, Inc. (a)	69,267	874,150
Myriad Genetics, Inc. (a)	2,765	53,199
Nabi Biopharmaceuticals (a)	10,423	150,091
Nanogen, Inc. (a)	1,100	4,939
Neogen Corp. (a)	1,625	35,165
Neopharm, Inc. (a)	3,269	38,084
NeoRX Corp. (a)	4,739	8,293
Neose Technologies, Inc. (a)	1,356	9,478
Neurocrine Biosciences, Inc. (a)	6,873	316,158
Neurogen Corp. (a)	500	4,375
Northfield Laboratories, Inc. (a)	9,454	176,790
Novavax, Inc. (a)	5,764	19,713
NPS Pharmaceuticals, Inc. (a)	5,449	97,592
Nuvelo, Inc. (a)	1,431	13,952
ONYX Pharmaceuticals, Inc. (a)	7,174	224,403
OraSure Technologies, Inc. (a)	3,529	25,268
Orchid BioSciences, Inc. (a)	3,164	33,886
Oscient Pharmaceuticals Corp. (a)	5,546	18,080
OSI Pharmaceuticals, Inc. (a)	8,535	406,095
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. rights 12/31/99	3,807	$ 457
Peregrine Pharmaceuticals, Inc. (a)	8,337	10,588
Pharmacopeia Drug Discovery, Inc. (a)	2,082	12,034
Pharmacyclics, Inc. (a)	4,032	42,013
Pharmion Corp.	5,030	212,970
PRAECIS Pharmaceuticals, Inc. (a)	8,753	18,469
Progenics Pharmaceuticals, Inc. (a)	2,119	31,679
Protein Design Labs, Inc. (a)	17,209	311,827
QLT, Inc. (a)	3,448	55,880
Regeneron Pharmaceuticals, Inc. (a)	12,628	116,430
Repligen Corp. (a)	5,105	12,354
Rigel Pharmaceuticals, Inc. (a)	7,216	180,544
Sangamo Biosciences, Inc. (a)	1,300	6,071
Savient Pharmaceuticals, Inc. (a)	6,200	13,640
SciClone Pharmaceuticals, Inc. (a)	6,560	26,765
Seattle Genetics, Inc. (a)	6,835	46,683
Sequenom, Inc. (a)	7,440	6,622
Serologicals Corp. (a)	4,309	100,572
Sirna Therapeutics, Inc. (a)	9,506	29,374
Sonus Pharmaceuticals, Inc. (a)	200	612
Spectrum Pharmaceuticals, Inc. (a)	192	1,081
StemCells, Inc. (a)	6,132	18,703
Strategic Diagnostics, Inc. (a)	3,100	7,843
Tanox, Inc. (a)	5,060	70,081
Tapestry Pharmaceuticals, Inc. (a)	6,300	6,105
Targeted Genetics Corp. (a)	2,723	3,594
Techne Corp. (a)	8,507	316,035
Telik, Inc. (a)	11,107	212,255
Third Wave Technologies, Inc. (a)	7,202	58,048
Titan Pharmaceuticals, Inc. (a)	1,300	3,211
Transgenomic, Inc. (a)	1,800	2,196
Transkaryotic Therapies, Inc. (a)	5,302	120,939
Trimeris, Inc. (a)	2,400	29,784
United Therapeutics Corp. (a)	3,755	165,258
Vertex Pharmaceuticals, Inc. (a)	11,919	126,580
Vical, Inc. (a)	1,900	8,170
Vicuron Pharmaceuticals, Inc. (a)	7,592	133,543
Vion Pharmaceuticals, Inc. (a)	4,500	21,330
Viragen, Inc. (a)	1,410	1,325
ViroLogic, Inc. (a)	1,600	3,360
ViroPharma, Inc. (a)	4,741	13,417
XOMA Ltd. (a)	11,000	22,000
Zymogenetics, Inc. (a)	13,884	315,722
		46,633,559
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	4,040	50,662
Abiomed, Inc. (a)	4,599	69,813
Advanced Medical Optics, Inc. (a)	5,533	230,062
Advanced Neuromodulation Systems, Inc. (a)	3,216	116,098

	Shares	Value
AeroGen, Inc. (a)	1,920	$ 3,782
Aksys Ltd. (a)	2,300	15,203
Align Technology, Inc. (a)	12,048	127,347
American Medical Systems Holdings, Inc. (a)	4,600	175,536
Analogic Corp.	2,200	99,704
Animas Corp.	9,372	151,826
Arrow International, Inc.	10,408	314,738
Arthrocare Corp. (a)	3,607	109,184
Aspect Medical Systems, Inc. (a)	4,015	97,966
Atrion Corp.	200	9,044
Bausch & Lomb, Inc.	11,293	664,932
Baxter International, Inc.	121,438	3,843,513
Beckman Coulter, Inc.	11,380	744,935
Becton, Dickinson & Co.	43,316	2,372,850
Bio-Rad Laboratories, Inc. Class A (a)	322	18,257
BioLase Technology, Inc.	3,357	30,347
Biomet, Inc.	46,107	2,207,142
Biosite, Inc. (a)	2,196	122,295
BioVeris Corp. (a)	5,668	35,028
Boston Scientific Corp. (a)	118,335	4,119,241
Bruker BioSciences Corp. (a)	12,425	57,279
C.R. Bard, Inc.	19,121	1,145,539
Candela Corp. (a)	4,492	43,932
Cardiac Science, Inc. (a)	11,725	24,857
Cardiodynamics International Corp. (a)	8,210	37,520
Cardiogenesis Corp. (a)	300	123
Cerus Corp. (a)	3,000	7,830
Cholestech Corp. (a)	2,955	23,640
Chromavision Medical Systems, Inc. (a)	3,500	5,950
Closure Medical Corp. (a)	1,400	24,906
Conceptus, Inc. (a)	3,357	29,978
CONMED Corp. (a)	4,900	141,953
Cooper Companies, Inc.	6,348	441,376
CTI Molecular Imaging, Inc. (a)	6,000	80,280
Curon Medical, Inc. (a)	9,985	13,679
Cyberonics, Inc. (a)	3,730	69,266
Cygnus, Inc. (a)	12,300	1,292
Cytyc Corp. (a)	22,177	595,231
Dade Behring Holdings, Inc. (a)	7,728	414,916
Datascope Corp.	2,900	116,261
DENTSPLY International, Inc.	12,356	650,049
Diagnostic Products Corp.	5,861	283,672
DiaSys Corp. (a)	2,600	1,118
DJ Orthopedics, Inc. (a)	6,919	139,556
Edwards Lifesciences Corp. (a)	12,817	482,047
Encore Medical Corp. (a)	8,288	52,173
Epix Pharmaceuticals, Inc. (a)	3,458	60,861
Exactech, Inc. (a)	2,290	43,144
Fisher Scientific International, Inc. (a)	21,897	1,238,056
Fonar Corp. (a)	20,925	32,643
Foxhollow Technologies, Inc.	656	16,990
Guidant Corp.	62,101	4,026,008
Haemonetics Corp. (a)	7,964	277,944
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hillenbrand Industries, Inc.	10,146	$ 558,030
Hologic, Inc. (a)	3,770	94,212
Hospira, Inc. (a)	30,810	993,006
I-Flow Corp. (a)	9,419	193,372
ICU Medical, Inc. (a)	2,550	63,623
IDEXX Laboratories, Inc. (a)	7,417	382,717
Illumina, Inc. (a)	2,200	16,720
Immucor, Inc. (a)	4,801	154,352
Implant Sciences Corp. (a)	200	2,158
INAMED Corp. (a)	6,449	345,989
Integra LifeSciences Holdings Corp. (a)	4,000	135,960
IntraLase Corp.	656	11,710
Intuitive Surgical, Inc. (a)	10,288	369,648
Invacare Corp.	4,954	250,227
Inverness Medical Innovations, Inc. (a)	1,399	33,996
IVAX Diagnostics, Inc. (a)	3,600	15,480
Kensey Nash Corp. (a)	1,410	44,077
Kewaunee Scientific Corp.	1,601	14,553
Kinetic Concepts, Inc.	5,238	332,194
Kyphon, Inc. (a)	9,116	219,331
Laserscope, Inc. (a)	3,916	127,348
Matrixx Initiatives, Inc. (a)	3,106	42,521
Matthews International Corp. Class A	8,668	319,589
Med-Design Corp. (a)	2,700	3,267
Medical Action Industries, Inc. (a)	2,800	55,384
Medtronic, Inc.	237,485	11,411,154
Mentor Corp.	7,200	222,192
Merit Medical Systems, Inc. (a)	3,204	36,397
Mesa Laboratories, Inc.	2,127	24,992
Micro Therapeutics, Inc. (a)	5,700	22,686
Microtek Medical Holdings, Inc. (a)	9,444	38,532
Millipore Corp. (a)	8,875	432,390
Mine Safety Appliances Co.	6,300	298,620
Molecular Devices Corp. (a)	2,702	56,823
Neoprobe Corp. (a)	100	39
New Brunswick Scientific, Inc. (a)	3,243	17,512
North American Scientific, Inc. (a)	2,705	12,173
Novoste Corp. (a)	3,406	4,598
NuVasive, Inc.	299	2,841
Ocular Sciences, Inc. (a)	3,800	183,593
Orthologic Corp. (a)	7,445	42,660
Osteotech, Inc. (a)	2,870	15,613
Palomar Medical Technologies, Inc. (a)	9,049	203,874
PerkinElmer, Inc.	23,696	505,436
Physiometrix, Inc. (a)	2,800	2,632
PLC Systems, Inc. (a)	400	316
PolyMedica Corp.	4,741	168,543
Possis Medical, Inc. (a)	3,100	35,774
Precision Optics Corp., Inc. (a)	650	598
Pressure BioSciences, Inc. (a)	3,700	11,285
Quidel Corp. (a)	6,286	40,545

	Shares	Value
Regeneration Technologies, Inc. (a)	2,516	$ 23,399
ResMed, Inc. (a)	6,602	330,496
Respironics, Inc. (a)	7,763	429,915
Retractable Technologies, Inc. (a)	5,112	24,793
Sola International, Inc. (a)	9,192	198,547
Sonic Innovations, Inc. (a)	3,300	13,431
SonoSight, Inc. (a)	1,170	34,925
St. Jude Medical, Inc. (a)	67,600	2,578,264
Staar Surgical Co. (a)	3,331	19,753
Steris Corp. (a)	10,051	229,967
Stryker Corp.	54,722	2,407,221
SurModics, Inc. (a)	2,500	75,250
Sybron Dental Specialties, Inc. (a)	7,841	268,476
Synovis Life Technologies, Inc. (a)	1,000	11,850
Theragenics Corp. (a)	1,300	5,460
Thermo Electron Corp. (a)	30,328	917,422
Thoratec Corp. (a)	7,700	77,000
TriPath Imaging, Inc. (a)	4,200	30,156
Urologix, Inc. (a)	3,800	27,056
Varian Medical Systems, Inc. (a)	27,885	1,173,401
Varian, Inc. (a)	8,355	312,895
Vasomedical, Inc. (a)	14,900	14,006
Ventana Medical Systems, Inc. (a)	2,603	155,529
Viasys Healthcare, Inc. (a)	4,892	91,089
VISX, Inc. (a)	6,071	156,996
Vital Signs, Inc.	1,338	50,055
Waters Corp. (a)	22,925	1,069,681
West Pharmaceutical Services, Inc.	12,289	287,317
Wilson Greatbatch Technologies, Inc. (a)	3,200	64,160
Wright Medical Group, Inc. (a)	4,700	124,315
Young Innovations, Inc.	2,100	67,074
Zimmer Holdings, Inc. (a)	48,388	3,948,461
Zoll Medical Corp. (a)	1,593	54,050
		60,153,266
Health Care Providers & Services - 2.5%
A.D.A.M., Inc. (a)	1,800	6,660
Accredo Health, Inc. (a)	7,086	191,818
Advisory Board Co. (a)	2,400	85,512
Aetna, Inc.	29,707	3,520,577
Alderwoods Group, Inc. (a)	16,352	173,004
Alliance Imaging, Inc. (a)	4,463	41,952
Allscripts Healthcare Solutions, Inc. (a)	3,266	32,170
Amedisys, Inc. (a)	5,851	192,615
American Healthways, Inc. (a)	5,068	169,018
AMERIGROUP Corp. (a)	4,935	340,515
AmerisourceBergen Corp.	22,755	1,341,180
AMN Healthcare Services, Inc. (a)	4,609	73,744
AmSurg Corp. (a)	5,619	144,464
Andrx Corp. (a)	10,580	188,324
Anthem, Inc. (a)	26,490	2,684,232
Apria Healthcare Group, Inc. (a)	7,528	230,884
Beverly Enterprises, Inc. (a)	17,069	147,988
BriteSmile, Inc. (a)	465	3,222
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	85,329	$ 4,461,000
Caremark Rx, Inc. (a)	88,577	3,167,514
Centene Corp. (a)	3,130	167,455
Cerner Corp. (a)	5,257	277,149
Chemed Corp. New	4,728	293,325
CIGNA Corp.	26,175	1,832,774
Claimsnet.com, Inc. (a)	3,100	744
Community Health Systems, Inc. (a)	15,911	439,939
Computer Programs & Systems, Inc.	2,132	46,051
Corvel Corp. (a)	1,652	52,401
Covance, Inc. (a)	10,736	423,643
Coventry Health Care, Inc. (a)	13,347	662,412
Cross Country Healthcare, Inc. (a)	5,888	104,512
Cryolife, Inc. (a)	3,671	26,138
Curative Health Services, Inc. (a)	2,132	12,174
D & K Healthcare Resources, Inc.	2,600	18,876
DaVita, Inc. (a)	19,513	648,222
Dendrite International, Inc. (a)	6,077	103,734
Eclipsys Corp. (a)	6,205	120,687
eResearchTechnology, Inc. (a)	7,105	104,728
Express Scripts, Inc. (a)	12,713	914,827
First Health Group Corp. (a)	15,372	273,929
Five Star Quality Care, Inc. (a)	325	2,204
Genesis HealthCare Corp. (a)	2,227	71,821
Gentiva Health Services, Inc. (a)	7,227	120,330
Hanger Orthopedic Group, Inc. (a)	2,863	22,331
HCA, Inc.	79,407	3,130,224
Health Management Associates, Inc. Class A	46,565	1,028,621
Health Net, Inc. (a)	19,302	525,400
HealthExtras, Inc. (a)	5,684	90,773
HealthTronics Surgical Services, Inc. (a)	6,799	50,789
Henry Schein, Inc. (a)	8,944	582,970
HMS Holdings Corp. (a)	400	2,808
Hooper Holmes, Inc.	6,105	32,051
Humana, Inc. (a)	31,694	786,645
IDX Systems Corp. (a)	4,961	174,230
IMPAC Medical Systems, Inc. (a)	1,976	33,098
IMS Health, Inc.	44,869	1,012,693
Kindred Healthcare, Inc. (a)	6,240	170,352
LabOne, Inc. (a)	2,500	75,375
Laboratory Corp. of America Holdings (a)	27,444	1,315,940
LCA-Vision, Inc.	1,600	52,480
Lifeline Systems, Inc. (a)	3,400	91,970
LifePoint Hospitals, Inc. (a)	5,843	214,906
Lincare Holdings, Inc. (a)	20,113	776,161
Magellan Health Services, Inc. (a)	6,443	229,687
Manor Care, Inc.	17,936	617,895
Matria Healthcare, Inc. (a)	2,400	84,000

	Shares	Value
McKesson Corp.	52,740	$ 1,558,467
Medcath Corp. (a)	3,100	67,332
Medco Health Solutions, Inc. (a)	51,000	1,923,720
Medical Staffing Network Holdings, Inc. (a)	4,000	34,440
Medicore, Inc. (a)	3,700	24,827
MIM Corp.	4,090	26,462
Molina Healthcare, Inc. (a)	5,516	239,670
National Healthcare Corp.	2,005	70,536
NDCHealth Corp.	9,190	173,507
OCA, Inc. (a)	5,121	29,292
Odyssey Healthcare, Inc. (a)	5,400	72,090
Omnicare, Inc.	20,030	649,172
Omnicell, Inc. (a)	1,700	18,275
Option Care, Inc.	4,193	72,203
Owens & Minor, Inc.	11,045	306,499
PacifiCare Health Systems, Inc. (a)	15,726	761,138
PAREXEL International Corp. (a)	4,700	96,961
Patterson Companies, Inc. (a)	22,056	901,208
PDI, Inc. (a)	1,330	30,949
Pediatrix Medical Group, Inc. (a)	4,263	265,585
Per-Se Technologies, Inc. (a)	2,997	41,329
Pharmaceutical Product Development, Inc. (a)	8,100	341,091
Priority Healthcare Corp. Class B (a)	9,574	200,097
Province Healthcare Co. (a)	13,622	305,678
ProxyMed, Inc. (a)	63	441
PSS World Medical, Inc. (a)	12,500	156,425
Psychiatric Solutions, Inc. (a)	6,886	224,139
Quest Diagnostics, Inc.	16,384	1,536,000
RehabCare Group, Inc. (a)	2,600	68,432
Renal Care Group, Inc. (a)	14,179	472,161
ResCare, Inc. (a)	2,400	36,000
Rural/Metro Corp. (a)	6,200	21,390
Select Medical Corp.	19,949	348,110
Service Corp. International (SCI) (a)	56,072	395,868
SFBC International, Inc. (a)	2,125	82,514
Sierra Health Services, Inc. (a)	7,358	409,326
Specialty Laboratories, Inc. (a)	4,100	45,018
SRI/Surgical Express, Inc. (a)	900	4,698
Stewart Enterprises, Inc. Class A (a)	14,200	105,364
Sunrise Senior Living, Inc. (a)	3,761	161,535
Tenet Healthcare Corp. (a)	93,675	1,016,374
Triad Hospitals, Inc. (a)	16,598	608,981
Tripos, Inc. (a)	2,100	10,899
TriZetto Group, Inc. (a)	5,416	38,345
U.S. Physical Therapy, Inc. (a)	2,575	39,913
United Surgical Partners International, Inc. (a)	7,163	282,724
UnitedHealth Group, Inc.	128,938	10,682,513
Universal Health Services, Inc. Class B	10,290	468,401
VCA Antech, Inc. (a)	17,470	324,243
Ventiv Health, Inc. (a)	4,733	91,631
VistaCare, Inc. Class A (a)	2,867	48,725
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
VitalWorks, Inc. (a)	8,154	$ 32,861
WebMD Corp. (a)	70,089	508,145
WellChoice, Inc. (a)	4,848	237,504
WellPoint Health Networks, Inc. (a)	30,489	3,814,174
		65,499,249
Pharmaceuticals - 5.7%
aaiPharma, Inc. (a)	4,169	12,882
Abbott Laboratories	307,544	12,904,546
Able Laboratories, Inc. (a)	2,146	46,676
Acusphere, Inc.	2,800	18,480
Adolor Corp. (a)	4,908	67,878
Advancis Pharmaceutical Corp.	2,800	7,308
Allergan, Inc.	26,195	1,925,333
Alpharma, Inc. Class A	11,537	191,630
American Pharmaceutical Partners, Inc. (a)	7,436	221,072
Antigenics, Inc. (a)	5,388	50,755
Atherogenics, Inc. (a)	5,741	136,119
AVANIR Pharmaceuticals Class A (a)	4,197	14,312
Barr Pharmaceuticals, Inc. (a)	16,750	654,088
Bentley Pharmaceuticals, Inc. (a)	2,459	21,688
Bone Care International, Inc. (a)	679	15,834
Boston Life Sciences, Inc. (a)	5,400	3,029
Bradley Pharmaceuticals, Inc. (a)	1,679	29,718
Bristol-Myers Squibb Co.	388,480	9,129,280
Collagenex Pharmaceuticals, Inc. (a)	2,200	12,540
Columbia Laboratories, Inc. (a)	6,021	11,681
Connetics Corp. (a)	5,182	108,356
Cypress Bioscience, Inc. (a)	2,737	31,886
DepoMed, Inc. (a)	6,847	31,907
Discovery Laboratories, Inc. (a)	3,800	26,524
Discovery Partners International, Inc. (a)	214	984
Durect Corp. (a)	8,100	18,144
Eli Lilly & Co.	191,121	10,192,483
Emisphere Technologies, Inc. (a)	3,300	10,121
Endo Pharmaceuticals Holdings, Inc. (a)	6,109	125,112
Eon Labs, Inc. (a)	4,269	115,092
First Horizon Pharmaceutical Corp. (a)	5,254	102,768
Forest Laboratories, Inc. (a)	74,485	2,902,680
Guilford Pharmaceuticals, Inc. (a)	5,365	30,259
Hi-Tech Pharmacal Co., Inc. (a)	1,125	18,394
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	13,182
Impax Laboratories, Inc. (a)	12,471	156,137
InKine Pharmaceutical, Inc. (a)	5,100	26,699
Inspire Pharmaceuticals, Inc. (a)	3,461	61,987
IntraBiotics Pharmaceuticals, Inc. (a)	83	305
IVAX Corp. (a)	40,073	625,540
Johnson & Johnson	581,586	35,081,268
King Pharmaceuticals, Inc. (a)	47,748	594,463
Kos Pharmaceuticals, Inc. (a)	6,000	255,420
KV Pharmaceutical Co. Class A (a)	7,618	143,218

	Shares	Value
MacroChem Corp. (a)	11,973	$ 10,776
Medicines Co. (a)	11,081	276,360
Medicis Pharmaceutical Corp. Class A	9,442	347,371
Merck & Co., Inc.	437,595	12,261,412
MGI Pharma, Inc. (a)	12,710	343,043
Mylan Laboratories, Inc.	52,568	954,635
Nektar Therapeutics (a)	13,015	243,185
Noven Pharmaceuticals, Inc. (a)	3,292	60,178
Pain Therapeutics, Inc. (a)	2,439	18,366
Palatin Technologies, Inc. (a)	11,411	30,810
Par Pharmaceutical Companies, Inc. (a)	5,175	204,206
Penwest Pharmaceuticals Co. (a)	2,797	34,823
Perrigo Co.	10,900	196,636
Pfizer, Inc.	1,481,862	41,151,308
Pharmos Corp. (a)	12,500	50,000
Pozen, Inc. (a)	2,637	18,301
Pure World, Inc. (a)	330	561
Salix Pharmaceuticals Ltd. (a)	11,110	168,317
Santarus, Inc.	12,251	119,447
Schering-Plough Corp.	293,334	5,236,012
Sepracor, Inc. (a)	19,666	875,334
SuperGen, Inc. (a)	5,699	41,147
Valeant Pharmaceuticals International	17,693	428,348
Vivus, Inc. (a)	7,556	44,429
Watson Pharmaceuticals, Inc. (a)	21,818	633,813
Wyeth	263,830	10,518,902
Zila, Inc. (a)	4,200	18,690
		150,434,188
TOTAL HEALTH CARE		322,720,262
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.8%
AAR Corp. (a)	5,766	78,821
AeroCentury Corp. (a)	800	2,200
Alliant Techsystems, Inc. (a)	8,470	557,919
Applied Signal Technology, Inc.	1,900	72,124
Armor Holdings, Inc. (a)	6,884	297,182
Astronics Corp. (a)	2,300	11,385
Aviall, Inc. (a)	2,800	63,672
BE Aerospace, Inc. (a)	7,600	80,537
Ceradyne, Inc. (a)	2,220	109,668
Cubic Corp.	4,719	120,335
Curtiss-Wright Corp.	2,886	172,006
DRS Technologies, Inc. (a)	4,170	178,142
Ducommun, Inc. (a)	2,600	65,910
EDO Corp.	3,300	100,551
Engineered Support Systems, Inc.	4,330	238,150
Esterline Technologies Corp. (a)	2,200	78,320
Fairchild Corp. Class A (a)	7,600	22,800
GenCorp, Inc. (non-vtg.) (a)	8,900	149,609
General Dynamics Corp.	31,577	3,421,684
Goodrich Corp.	22,402	711,264
Heico Corp. Class A	4,932	80,934
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Herley Industries, Inc. (a)	3,031	$ 62,408
Hexcel Corp. (a)	3,348	51,057
Honeywell International, Inc.	155,761	5,503,036
Invision Technologies, Inc. (a)	2,300	111,504
Irvine Sensors Corp. (a)	430	972
Kaman Corp. Class A	3,803	45,636
KVH Industries, Inc. (a)	1,539	15,544
L-3 Communications Holdings, Inc.	20,174	1,501,349
Ladish Co., Inc. (a)	4,837	53,352
Lockheed Martin Corp.	67,528	4,108,404
Mercury Computer Systems, Inc. (a)	3,219	101,399
Moog, Inc. Class A (a)	4,329	181,905
Mooney Aerospace Group Ltd. Class A (a)	600	1
MTC Technologies, Inc. (a)	2,500	76,850
Northrop Grumman Corp.	71,101	4,005,119
Orbital Sciences Corp. (a)	7,700	100,100
Precision Castparts Corp.	12,773	828,201
Raytheon Co.	88,671	3,576,988
Rockwell Collins, Inc.	29,280	1,167,101
Sequa Corp. Class A (a)	3,474	207,398
SI International, Inc. (a)	2,269	65,665
Sypris Solutions, Inc.	2,700	43,929
Teledyne Technologies, Inc. (a)	3,259	96,792
The Boeing Co.	140,364	7,519,299
Triumph Group, Inc. (a)	5,105	207,059
United Defense Industries, Inc. (a)	10,835	490,826
United Industrial Corp.	3,200	124,800
United Technologies Corp.	99,837	9,742,094
		46,602,001
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	14,830	797,113
CNF, Inc.	11,352	530,706
EGL, Inc. (a)	7,073	238,643
Expeditors International of Washington, Inc.	19,299	1,027,865
FedEx Corp.	57,214	5,437,046
Forward Air Corp. (a)	3,900	180,765
Pacer International, Inc. (a)	6,536	127,844
Ryder System, Inc.	10,623	569,818
United Parcel Service, Inc. Class B	110,770	9,321,296
		18,231,096
Airlines - 0.2%
AirTran Holdings, Inc. (a)	17,335	204,900
Alaska Air Group, Inc. (a)	3,800	118,674
America West Holding Corp. Class B (a)	5,789	33,634
AMR Corp. (a)	28,439	256,804
Continental Airlines, Inc. Class B (a)	9,100	101,374
Delta Air Lines, Inc. (a)	17,558	122,379
ExpressJet Holdings, Inc. Class A (a)	6,752	78,728
FLYi, Inc. (a)	6,900	12,972

	Shares	Value
Frontier Airlines, Inc. (a)	5,731	$ 67,225
Great Lakes Aviation Ltd. (a)	200	202
JetBlue Airways Corp. (a)	16,113	386,873
MAIR Holdings, Inc. (a)	5,296	48,723
Mesa Air Group, Inc. (a)	6,156	43,215
Midwest Air Group, Inc. (a)	400	1,200
Northwest Airlines Corp. (a)	11,900	121,856
Pinnacle Airlines Corp.	9,920	124,496
Republic Airways Holdings, Inc.	12,142	139,633
SkyWest, Inc.	7,760	147,673
Southwest Airlines Co.	134,906	2,122,071
UAL Corp. (a)	10,300	10,197
		4,142,829
Building Products - 0.2%
Aaon, Inc. (a)	2,245	35,696
American Standard Companies, Inc. (a)	36,626	1,426,216
American Woodmark Corp.	2,800	112,644
Ameron International Corp.	600	22,788
Apogee Enterprises, Inc.	6,451	94,056
Armstrong Holdings, Inc. (a)	6,800	17,680
ElkCorp	2,100	62,160
Griffon Corp. (a)	5,280	132,422
International Smart Sourcing, Inc. (a)	500	1,950
Jacuzzi Brands, Inc. (a)	13,065	122,027
Lennox International, Inc.	8,762	157,628
Masco Corp.	81,176	2,863,078
NCI Building Systems, Inc. (a)	3,382	125,472
Owens Corning (a)	3,370	16,311
Patrick Industries, Inc. (a)	600	6,624
PW Eagle, Inc. (a)	700	2,764
Quixote Corp.	700	14,672
Simpson Manufacturing Co. Ltd.	7,308	245,549
Trex Co., Inc. (a)	1,400	65,730
Universal Forest Products, Inc.	2,769	119,510
USG Corp. (a)	6,027	197,203
Water Pik Technologies, Inc. (a)	2,441	41,985
York International Corp.	8,938	329,544
		6,213,709
Commercial Services & Supplies - 1.5%
Ablest, Inc. (a)	1,000	7,350
ABM Industries, Inc.	7,481	164,208
Adesa, Inc.	20,108	401,356
Administaff, Inc. (a)	4,813	71,714
Allied Waste Industries, Inc. (a)	55,202	501,786
Angelica Corp.	2,100	53,235
Apollo Group, Inc. Class A (a)	29,943	2,386,457
Aramark Corp. Class B	21,726	568,352
Asset Acceptance Capital Corp.	6,300	129,843
Avery Dennison Corp.	18,265	1,071,425
Banta Corp.	6,386	284,177
Barrett Business Services, Inc. (a)	1,400	21,014
Bowne & Co., Inc.	5,206	80,172
Brady Corp. Class A	5,954	363,789
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Bright Horizons Family Solutions, Inc. (a)	1,766	$ 110,817
Butler International, Inc. (a)	1,300	5,954
Career Education Corp. (a)	19,694	766,097
Casella Waste Systems, Inc. Class A (a)	2,426	36,657
CDI Corp.	5,992	115,765
Cendant Corp.	198,081	4,490,496
Central Parking Corp.	6,193	94,010
Century Business Services, Inc. (a)	8,370	35,991
Cenveo, Inc. (a)	2,267	7,232
Charles River Associates, Inc. (a)	1,135	48,964
ChoicePoint, Inc. (a)	16,549	725,674
Cintas Corp.	28,271	1,264,279
Clean Harbors, Inc. (a)	3,500	43,855
Coinstar, Inc. (a)	2,900	75,458
Comsys IT Partners, Inc. (a)	36	324
Conolog Corp. (a)	140	763
Consolidated Graphics, Inc. (a)	2,700	127,710
Copart, Inc. (a)	16,143	348,689
Corinthian Colleges, Inc. (a)	15,342	267,334
Cornell Companies, Inc. (a)	1,400	20,510
Corporate Executive Board Co.	7,269	487,605
Correctional Services Corp. (a)	27	75
Corrections Corp. of America (a)	8,596	339,542
CoStar Group, Inc. (a)	2,189	95,878
CPI Corp.	2,000	28,300
Deluxe Corp.	8,206	324,465
DeVry, Inc. (a)	14,744	248,584
DiamondCluster International, Inc. Class A (a)	5,700	69,711
Dun & Bradstreet Corp. (a)	12,970	769,899
Duratek, Inc. (a)	4,075	93,766
Educate, Inc.	4,692	61,934
Education Management Corp. (a)	12,359	409,577
Electro Rent Corp.	2,200	31,196
Ennis Business Forms, Inc.	3,703	73,505
Equifax, Inc.	25,580	706,520
EVCI Career Colleges, Inc. (a)	2,100	19,255
Excelligence Learning Corp. (a)	612	2,447
First Consulting Group, Inc. (a)	4,925	26,940
FTI Consulting, Inc. (a)	5,906	119,124
G&K Services, Inc. Class A	3,800	156,104
General Binding Corp. (a)	3,209	42,776
Gevity HR, Inc.	4,273	75,675
GP Strategies Corp. (a)	1,600	11,360
Greg Manning Auctions, Inc. (a)	12,044	138,145
H&R Block, Inc.	28,495	1,359,212
Healthcare Services Group, Inc.	2,550	52,887
Heidrick & Struggles International, Inc. (a)	1,700	58,480
Herman Miller, Inc.	15,241	374,365
HNI Corp.	8,627	365,699

	Shares	Value
Hudson Highland Group, Inc. (a)	697	$ 19,035
Huron Consulting Group, Inc.	656	13,874
ICT Group, Inc. (a)	3,827	32,721
IKON Office Solutions, Inc.	21,477	242,261
Imagistics International, Inc. (a)	2,908	104,106
Innotrac Corp. (a)	1,400	11,830
Insurance Auto Auctions, Inc. (a)	1,200	26,628
Integrated Alarm Services Group, Inc. (a)	3,200	13,472
Intersections, Inc.	7,390	133,020
Ionics, Inc. (a)	3,100	133,951
ITT Educational Services, Inc. (a)	7,310	348,906
Jackson Hewitt Tax Service, Inc.	6,376	137,658
John H. Harland Co.	4,600	162,426
Kelly Services, Inc. Class A (non-vtg.)	5,329	162,002
Kforce, Inc. (a)	4,757	56,989
Korn/Ferry International (a)	13,581	253,014
Labor Ready, Inc. (a)	3,800	60,344
Laureate Education, Inc. (a)	9,342	367,981
Learning Care Group, Inc. (a)	900	2,745
Learning Tree International, Inc. (a)	3,200	42,016
LECG Corp.	9,531	186,331
Mace Security International, Inc. (a)	1,100	6,215
Manpower, Inc.	18,377	888,895
McGrath RentCorp.	2,500	105,650
Mobile Mini, Inc. (a)	2,300	69,667
Monster Worldwide, Inc. (a)	18,587	523,968
Navigant Consulting, Inc. (a)	11,277	263,318
NCO Group, Inc. (a)	4,192	105,261
New Horizons Worldwide, Inc. (a)	1,100	3,828
Nobel Learning Communities, Inc. (a)	1,000	7,250
On Assignment, Inc. (a)	4,700	24,534
PICO Holdings, Inc. (a)	3,600	74,196
Pitney Bowes, Inc.	48,469	2,121,488
Portfolio Recovery Associates, Inc. (a)	1,417	53,138
Pre-Paid Legal Services, Inc. (a)	2,919	99,976
PRG-Schultz International, Inc. (a)	9,350	50,490
Princeton Review, Inc. (a)	14,522	86,261
ProsoftTraining (a)	3,100	992
Protection One, Inc. (a)	4,555	1,184
Providence Service Corp. (a)	1,000	18,000
R.R. Donnelley & Sons Co.	44,342	1,538,667
RCM Technologies, Inc. (a)	1,400	7,140
RemedyTemp, Inc. Class A (a)	900	9,918
Republic Services, Inc.	21,527	677,885
Resources Connection, Inc. (a)	3,300	149,688
Robert Half International, Inc.	32,618	881,665
Rollins, Inc.	11,240	275,942
Schawk, Inc. Class A	4,100	69,618
School Specialty, Inc. (a)	3,409	129,542
ServiceMaster Co.	59,535	784,076
SITEL Corp. (a)	5,091	11,302
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,060	189,101
SOURCECORP, Inc. (a)	2,700	44,901
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Spherion Corp. (a)	10,409	$ 82,023
Spherix, Inc. (a)	2,713	7,949
Standard Register Co.	6,200	81,592
Steelcase, Inc. Class A	6,872	91,398
Stericycle, Inc. (a)	8,694	363,322
Strayer Education, Inc.	3,326	357,478
TeamStaff, Inc. (a)	1,300	2,587
Teletech Holdings, Inc. (a)	8,551	83,543
Tetra Tech, Inc. (a)	7,506	114,391
The Brink's Co.	11,635	449,227
The Geo Group, Inc. (a)	2,100	48,405
TRC Companies, Inc. (a)	3,000	53,520
Trio-Tech International (a)	3,600	16,632
TRM Corp. (a)	1,400	26,278
United Stationers, Inc. (a)	4,900	234,612
Universal Technical Institute, Inc.	4,021	133,899
Venture Catalyst, Inc. (a)	3,800	1,444
Vertrue, Inc. (a)	2,400	83,280
Viad Corp.	4,398	105,508
Volt Information Sciences, Inc. (a)	1,400	42,700
Waste Connections, Inc. (a)	10,034	341,758
Waste Management, Inc.	109,785	3,272,691
Watson Wyatt & Co. Holdings Class A	3,915	104,374
West Corp. (a)	2,684	92,974
Willis Lease Finance Corp. (a)	1,200	10,680
		39,221,814
Construction & Engineering - 0.1%
ACMAT Corp. Class A (a)	2,374	30,506
Comfort Systems USA, Inc. (a)	9,831	70,783
DualStar Technologies Corp. (a)	5,400	432
Dycom Industries, Inc. (a)	8,823	257,102
EMCOR Group, Inc. (a)	2,800	129,416
Fluor Corp.	15,731	816,439
Foster Wheeler Ltd. (a)	421	5,991
Foster Wheeler Ltd. warrants 9/24/07 (a)	8,404	4,752
Granite Construction, Inc.	6,211	164,840
Infrasource Services, Inc.	15,523	191,709
Insituform Technologies, Inc. Class A (a)	4,200	98,028
Integrated Electrical Services, Inc. (a)	6,433	19,428
Jacobs Engineering Group, Inc. (a)	8,270	380,172
Keith Companies, Inc. (a)	2,200	37,510
MasTec, Inc. (a)	7,936	66,583
McDermott International, Inc. (a)	9,655	159,308
Perini Corp. (a)	11,677	174,571
Quanta Services, Inc. (a)	15,963	123,075
Shaw Group, Inc. (a)	13,462	198,295
URS Corp. (a)	9,893	297,186
		3,226,126

	Shares	Value
Electrical Equipment - 0.5%
A.O. Smith Corp.	4,181	$ 125,639
Active Power, Inc. (a)	8,800	40,040
Acuity Brands, Inc.	6,600	194,238
Alpine Group, Inc.	4,900	10,535
American Power Conversion Corp.	39,268	830,126
American Superconductor Corp. (a)	3,000	41,538
AMETEK, Inc.	14,338	468,566
AMX Corp. (a)	3,400	60,010
Arotech Corp. (a)	6,700	11,792
Artesyn Technologies, Inc. (a)	7,688	73,190
Ault, Inc. (a)	2,800	8,848
AZZ, Inc. (a)	1,200	18,300
Baldor Electric Co.	9,962	274,752
Beacon Power Corp. (a)	362	181
C&D Technologies, Inc.	4,438	76,911
Capstone Turbine Corp. (a)	13,000	24,310
Channell Commercial Corp. (a)	800	6,000
Chase Corp.	500	7,825
Cooper Industries Ltd. Class A	16,539	1,096,701
Distributed Energy Systems Corp. (a)	2,200	5,896
Emerson Electric Co.	81,681	5,457,924
Encore Wire Corp. (a)	6,900	92,978
Ener1, Inc. (a)	35,600	28,480
Energy Conversion Devices, Inc. (a)	3,000	66,780
EnerSys	705	9,694
Espey Manufacturing & Electronics Corp.	623	16,229
Evergreen Solar, Inc. (a)	1,700	5,761
Fiberstars, Inc. (a)	3,300	29,700
Franklin Electric Co., Inc.	2,800	113,848
FuelCell Energy, Inc. (a)	16,057	161,373
General Cable Corp. (a)	3,800	51,680
Genlyte Group, Inc. (a)	2,300	184,391
Global Power Equipment Group, Inc. (a)	4,500	39,105
Hubbell, Inc. Class B	8,992	437,011
II-VI, Inc. (a)	934	40,302
Intermagnetics General Corp. (a)	4,575	134,825
Lamson & Sessions Co. (a)	2,300	20,815
LSI Industries, Inc.	2,625	26,093
M-Wave, Inc. (a)	1,400	1,988
MagneTek, Inc. (a)	3,000	19,830
Medis Technologies Ltd. (a)	3,701	60,141
Merrimac Industries, Inc. (a)	500	4,600
Microvision, Inc. (a)	3,976	30,257
Millennium Cell, Inc. (a)	300	273
Misonix, Inc. (a)	3,000	18,930
Nortech Systems, Inc. (a)	1,634	10,605
Peco II, Inc. (a)	1,400	1,764
Penn Engineering & Manufacturing Corp. (non-vtg.)	700	13,405
Plug Power, Inc. (a)	21,490	127,006
Powell Industries, Inc. (a)	3,100	50,127
Power-One, Inc. (a)	19,279	177,174
Regal-Beloit Corp.	3,200	90,272
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	30,245	$ 1,430,589
Roper Industries, Inc.	6,405	394,228
SL Industries, Inc. (a)	2,100	29,211
Tech/Ops Sevcon, Inc.	2,100	12,558
Thomas & Betts Corp.	13,947	441,283
Ultralife Batteries, Inc. (a)	600	9,024
UQM Technologies, Inc. (a)	3,800	8,018
Valence Technology, Inc. (a)	10,109	36,392
Valpey Fisher Corp. (a)	2,100	7,140
Vicor Corp.	4,243	46,121
Woodward Governor Co.	2,100	152,985
		13,466,308
Industrial Conglomerates - 3.3%
3M Co.	141,175	11,236,118
Alleghany Corp. (a)	1,548	437,418
Carlisle Companies, Inc.	6,745	403,418
General Electric Co.	2,065,693	73,042,835
Raven Industries, Inc.	4,704	100,995
Standex International Corp.	5,500	153,175
Teleflex, Inc.	6,969	351,935
Textron, Inc.	22,463	1,631,263
Tredegar Corp.	4,428	82,494
Walter Industries, Inc.	6,100	153,598
		87,593,249
Machinery - 1.6%
3D Systems Corp. (a)	2,100	33,831
A.S.V., Inc. (a)	762	31,951
Actuant Corp. Class A (a)	4,200	197,484
AGCO Corp. (a)	16,634	362,455
Alamo Group, Inc.	200	4,180
Albany International Corp. Class A	4,700	157,215
American Science & Engineering, Inc. (a)	1,900	70,224
Astec Industries, Inc. (a)	4,700	78,208
Axsys Technologies, Inc. (a)	1,200	21,696
Badger Meter, Inc.	1,564	89,398
Barnes Group, Inc.	2,775	72,650
Briggs & Stratton Corp.	7,000	274,540
Bucyrus International, Inc. Class A	3,310	130,745
Cascade Corp.	3,079	98,805
Catalytica Energy Systems, Inc. (a)	7,900	16,590
Caterpillar, Inc.	66,275	6,067,476
Circor International, Inc.	727	15,158
CLARCOR, Inc.	6,133	322,105
Columbus McKinnon Corp. (NY Shares) (a)	400	3,164
Commercial Vehicle Group, Inc.	332	6,507
Crane Co.	14,233	430,691
Cummins, Inc.	7,101	565,382
CUNO, Inc. (a)	4,719	309,236
Danaher Corp.	50,764	2,887,456

	Shares	Value
Deere & Co.	47,966	$ 3,440,601
Donaldson Co., Inc.	14,148	438,588
Dover Corp.	38,475	1,556,314
Eaton Corp.	28,747	1,937,548
EnPro Industries, Inc. (a)	4,331	124,473
ESCO Technologies, Inc. (a)	2,300	168,360
Federal Signal Corp.	12,853	221,072
Flanders Corp. (a)	8,338	83,213
Flow International Corp. (a)	600	1,662
Flowserve Corp. (a)	8,338	210,284
Gardner Denver, Inc. (a)	2,753	94,703
Gorman-Rupp Co.	250	5,725
Graco, Inc.	11,092	406,189
Greenbrier Companies, Inc.	2,743	81,577
Harsco Corp.	8,349	443,749
Hirsch International Corp. Class A	900	1,035
IDEX Corp.	11,184	447,360
Illinois Tool Works, Inc.	50,230	4,733,173
Ingersoll-Rand Co. Ltd. Class A	33,132	2,465,683
ITT Industries, Inc.	17,501	1,489,685
JLG Industries, Inc.	7,894	137,356
Joy Global, Inc.	10,950	445,556
Kadant, Inc. (a)	3,735	75,634
Kaydon Corp.	4,679	151,974
Kennametal, Inc.	8,784	450,619
Lincoln Electric Holdings, Inc.	6,346	227,758
Lindsay Manufacturing Co.	2,086	58,700
Manitowoc Co., Inc.	7,874	294,094
Middleby Corp.	3,744	214,980
Milacron, Inc. (a)	2,759	8,249
Miller Industries, Inc. (a)	360	3,964
Mueller Industries, Inc.	9,020	277,185
NACCO Industries, Inc. Class A	2,373	259,820
Navistar International Corp. (a)	11,358	467,382
Nordson Corp. (a)	5,600	213,136
Oshkosh Truck Co.	7,854	493,388
PACCAR, Inc.	32,118	2,508,416
Pall Corp.	23,663	641,031
Parker Hannifin Corp.	22,984	1,719,203
Pentair, Inc.	20,178	807,524
Reliance Steel & Aluminum Co.	4,134	164,988
Robbins & Myers, Inc.	2,641	63,754
SPX Corp.	16,354	672,313
Stewart & Stevenson Services, Inc.	5,320	106,400
Tecumseh Products Co. Class A (non-vtg.)	3,000	137,370
Tennant Co.	1,661	66,440
Terex Corp. (a)	8,660	396,974
Thomas Industries, Inc. (a)	2,392	93,719
Timken Co.	19,136	497,536
Titan International, Inc.	600	7,488
Toro Co.	3,800	275,500
Trinity Industries, Inc.	6,900	243,915
Valmont Industries, Inc.	2,624	65,495
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp. (a)	4,141	$ 102,987
Wabtec Corp.	7,800	160,446
Watts Water Technologies, Inc. Class A	4,176	127,911
Wolverine Tube, Inc. (a)	200	2,124
		43,239,470
Marine - 0.0%
Alexander & Baldwin, Inc.	10,085	426,696
Kirby Corp. (a)	3,400	154,768
		581,464
Road & Rail - 0.6%
AMERCO (a)	4,600	189,290
Arkansas Best Corp.	4,400	189,728
Burlington Northern Santa Fe Corp.	68,086	3,066,593
Celadon Group, Inc. (a)	1,628	34,839
Covenant Transport, Inc. Class A (a)	2,400	46,128
CSX Corp.	38,968	1,485,850
Dollar Thrifty Automotive Group, Inc. (a)	3,800	102,182
Florida East Coast Industries, Inc. Class A	6,673	284,603
Genesee & Wyoming, Inc. Class A (a)	4,915	135,507
Heartland Express, Inc.	10,030	220,259
J.B. Hunt Transport Services, Inc.	13,290	534,258
Kansas City Southern (a)	15,715	267,312
Knight Transportation, Inc. (a)	8,962	215,984
Laidlaw International, Inc. (a)	15,600	294,840
Landstar System, Inc. (a)	4,800	338,448
Marten Transport Ltd. (a)	2,812	61,723
Norfolk Southern Corp.	74,164	2,546,050
Old Dominion Freight Lines, Inc. (a)	2,859	89,630
Overnite Corp.	9,389	331,807
Quality Distribution, Inc.	633	5,134
RailAmerica, Inc. (a)	7,500	96,000
SCS Transportation, Inc. (a)	2,980	63,027
Sirva, Inc.	4,254	84,655
Swift Transportation Co., Inc. (a)	15,314	298,470
U.S. Xpress Enterprises, Inc. Class A (a)	600	15,600
Union Pacific Corp.	49,721	3,154,300
USF Corp.	3,800	140,486
Werner Enterprises, Inc.	16,822	378,495
Yellow Roadway Corp. (a)	7,487	395,688
		15,066,886
Trading Companies & Distributors - 0.1%
Aceto Corp.	3,342	56,814
Applied Industrial Technologies, Inc.	3,100	129,115
Beacon Roofing Supply, Inc.	1,322	24,166
Fastenal Co.	12,078	738,690
Hughes Supply, Inc.	12,958	426,059
Huttig Building Products, Inc. (a)	1,077	9,295
Lawson Products, Inc.	1,812	88,516
MSC Industrial Direct Co., Inc. Class A	8,240	293,509
NuCo2, Inc. (a)	700	17,360

	Shares	Value
UAP Holding Corp.	3,989	$ 65,220
United Rentals, Inc. (a)	11,107	198,482
W.W. Grainger, Inc.	15,135	936,251
Watsco, Inc.	4,164	137,703
		3,121,180
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	458	165
TOTAL INDUSTRIALS		280,706,297
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.7%
3Com Corp. (a)	64,931	288,294
ACE*COMM Corp. (a)	3,806	8,373
ADC Telecommunications, Inc. (a)	137,935	324,147
Adtran, Inc.	12,978	290,837
Advanced Fibre Communications, Inc. (a)	15,326	250,580
Airnet Communications Corp. (a)	2,800	952
Alliance Fiber Optic Products, Inc. (a)	2,400	2,448
AltiGen Communications, Inc. (a)	3,200	10,720
Amplidyne, Inc. (a)	3,300	182
Anaren, Inc. (a)	1,500	20,151
Andrew Corp. (a)	28,712	407,710
Applied Innovation, Inc. (a)	1,500	5,370
Arris Group, Inc. (a)	10,500	59,745
Aspect Communications Corp. (a)	9,151	99,288
Audiovox Corp. Class A (a)	3,500	52,325
Avanex Corp. (a)	29,243	90,653
Avaya, Inc. (a)	80,992	1,329,889
Avici Systems, Inc. (a)	2,400	17,160
Avocent Corp. (a)	8,828	334,846
Aware, Inc. (a)	6,698	32,887
Bel Fuse, Inc. Class A	1,000	29,300
Belden CDT, Inc.	9,519	220,746
Black Box Corp.	2,700	115,236
Blonder Tongue Laboratories, Inc. (a)	3,900	18,525
Brooktrout, Inc. (a)	1,900	23,294
C-COR.net Corp. (a)	10,684	95,622
Carrier Access Corp. (a)	3,100	27,993
Centillium Communications, Inc. (a)	3,503	8,828
CIENA Corp. (a)	78,841	201,045
Cisco Systems, Inc. (a)	1,328,376	24,853,915
Cognitronics Corp. (a)	2,400	7,632
Comarco, Inc. (a)	450	3,645
CommScope, Inc. (a)	12,913	249,479
Communications Systems, Inc.	2,276	26,584
Computer Network Technology Corp. (a)	4,067	23,182
Comtech Telecommunications Corp. (a)	1,950	61,386
Comverse Technology, Inc. (a)	39,785	846,227
Copper Mountain Networks, Inc. (a)	620	1,946
Corning, Inc. (a)	278,602	3,504,813
CoSine Communications, Inc. (a)	700	2,149
DAOU Systems, Inc. (a)	200	22
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Digi International, Inc. (a)	4,395	$ 67,639
Digital Lightwave, Inc. (a)	6,271	8,591
Ditech Communications Corp. (a)	7,074	111,486
Echelon Corp. (a)	4,379	33,105
EFJ, Inc. (a)	99	800
Enterasys Networks, Inc. (a)	29,865	52,264
Entrada Networks, Inc. (a)	150	15
eOn Communications Corp. (a)	620	2,027
Extreme Networks, Inc. (a)	15,200	103,816
Ezenia!, Inc. (a)	200	204
F5 Networks, Inc. (a)	8,551	368,121
FalconStor Software, Inc. (a)	3,300	25,839
Finisar Corp. (a)	44,126	80,751
Foundry Networks, Inc. (a)	20,518	273,915
Glenayre Technologies, Inc. (a)	7,200	13,176
Globecomm Systems, Inc. (a)	3,000	18,840
Harmonic, Inc. (a)	16,262	126,356
Harris Corp.	13,698	906,671
Inter-Tel, Inc.	3,400	96,288
InterDigital Communication Corp. (a)	9,184	186,894
ION Networks, Inc. (a)	2,400	622
ISCO International, Inc. (a)	1,800	738
Ixia (a)	15,464	218,042
JDS Uniphase Corp. (a)	299,246	948,610
Juniper Networks, Inc. (a)	95,464	2,628,124
Lantronix, Inc. (a)	500	490
Loral Space & Communications Ltd.	4,101	197
Lucent Technologies, Inc. (a)	860,400	3,381,372
Motorola, Inc.	463,196	8,921,155
MRV Communications, Inc. (a)	15,973	61,640
NETGEAR, Inc. (a)	3,400	55,760
Network Engines, Inc. (a)	2,300	5,359
Network Equipment Technologies, Inc. (a)	3,600	34,236
NMS Communications Corp. (a)	2,800	17,886
NumereX Corp. Class A (a)	2,600	12,428
Occam Networks, Inc. (a)	3,400	347
Oplink Communications, Inc. (a)	16,222	33,255
Optelecom, Inc. (a)	529	4,840
Optical Cable Corp. (a)	656	3,556
Optical Cable Corp. warrants 10/24/07 (a)	762	411
Optical Communication Products, Inc. (a)	5,795	12,633
P-Com, Inc. (a)	36	17
Packeteer, Inc. (a)	4,410	57,330
Paradyne Networks, Inc. (a)	4,146	16,086
Parkervision, Inc. (a)	900	6,705
PC-Tel, Inc. (a)	2,200	17,754
Performance Technologies, Inc. (a)	2,900	20,677
Plantronics, Inc.	8,715	358,971
Polycom, Inc. (a)	20,267	462,898
Powerwave Technologies, Inc. (a)	19,697	159,309

	Shares	Value
Proxim Corp. Class A (a)	1,646	$ 6,765
QUALCOMM, Inc.	319,905	13,314,446
Redback Networks, Inc. (a)	23,235	111,528
REMEC, Inc. (a)	7,800	47,034
SafeNet, Inc. (a)	3,062	109,191
Science Dynamics Corp. (a)	4,100	246
Scientific-Atlanta, Inc.	29,807	882,883
SCM Microsystems, Inc. (a)	600	2,046
SeaChange International, Inc. (a)	4,650	79,422
SiRF Technology Holdings, Inc.	15,696	198,868
Sonus Networks, Inc. (a)	47,050	311,001
SpectraLink Corp.	3,240	47,466
Stratex Networks, Inc. (a)	7,150	14,729
Stratos International, Inc. (a)	1,058	4,295
Sunrise Telecom, Inc.	4,200	11,130
Sycamore Networks, Inc. (a)	40,582	152,183
Symmetricom, Inc. (a)	7,753	83,732
Tekelec (a)	14,848	347,592
Tellabs, Inc. (a)	68,356	584,444
Telular Corp. (a)	2,100	13,377
TeraForce Technology Corp. (a)	19,900	3,186
Terayon Communication Systems, Inc. (a)	11,777	23,436
Tollgrade Communications, Inc. (a)	2,134	22,812
TPC Liquidation, Inc. (a)	960	8
Tut Systems, Inc. (a)	1,100	4,345
UTStarcom, Inc. (a)	23,293	455,145
Veramark Technologies, Inc. (a)	2,300	2,070
Verilink Corp. (a)	3,400	11,900
Verso Technologies, Inc. (a)	13,318	10,788
ViaSat, Inc. (a)	3,963	82,708
Vyyo, Inc. (a)	1,133	8,214
Wegener Corp. (a)	3,500	4,690
Westell Technologies, Inc. Class A (a)	4,212	27,589
WJ Communications, Inc. (a)	3,700	12,543
YDI Wireless, Inc. (a)	610	1,604
Zhone Technologies, Inc. (a)	24,418	59,580
		70,919,368
Computers & Peripherals - 3.4%
ActivCard Corp. (a)	4,448	35,406
Adaptec, Inc. (a)	16,521	128,864
Advanced Digital Information Corp. (a)	13,177	120,965
Alpha Technologies Group, Inc. (a)	2,100	2,100
Apple Computer, Inc. (a)	75,438	5,058,118
Applied Films Corp. (a)	2,037	45,140
Astro-Med, Inc.	3,591	32,430
Avid Technology, Inc. (a)	6,622	377,918
Brocade Communications Systems, Inc. (a)	47,561	329,598
Concurrent Computer Corp. (a)	9,619	18,276
Cray, Inc. (a)	9,398	32,987
Crossroads Systems, Inc. (a)	5,525	7,459
Datalink Corp. (a)	2,200	4,178
Dataram Corp. (a)	3,250	19,403
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	438,472	$ 17,766,885
Diebold, Inc.	13,587	722,828
Dot Hill Systems Corp. (a)	4,870	32,142
Electronics for Imaging, Inc. (a)	12,121	202,784
EMC Corp. (a)	483,163	6,484,047
Emulex Corp. (a)	15,484	218,944
Exabyte Corp. (a)	100	31
FOCUS Enhancements, Inc. (a)	5,500	6,270
Gateway, Inc. (a)	64,248	437,529
Hauppauge Digital, Inc. (a)	500	2,745
Hewlett-Packard Co.	540,552	10,811,040
Hutchinson Technology, Inc. (a)	3,733	122,330
Hypercom Corp. (a)	7,777	47,284
Imation Corp.	8,261	266,087
InFocus Corp. (a)	5,400	36,180
Innovex, Inc. (a)	1,500	7,485
Intergraph Corp. (a)	6,049	158,484
International Business Machines Corp.	337,570	31,812,597
Interphase Corp. (a)	1,906	13,342
Iomega Corp.	6,880	31,304
Komag, Inc. (a)	9,773	163,698
LaserCard Corp. (a)	1,984	19,721
Lexmark International, Inc. Class A (a)	24,630	2,091,087
Maxtor Corp. (a)	40,116	153,243
McDATA Corp. Class A (a)	16,314	92,174
Mobility Electronics, Inc. (a)	5,783	56,153
MTI Technology Corp. (a)	3,200	6,208
NCR Corp. (a)	20,049	1,197,527
Neoware Systems, Inc. (a)	1,939	16,986
Network Appliance, Inc. (a)	68,989	2,080,708
Novatel Wireless, Inc.	5,888	124,001
Overland Storage, Inc. (a)	2,079	30,873
palmOne, Inc. (a)	11,758	412,000
Pinnacle Systems, Inc. (a)	6,998	36,530
Presstek, Inc. (a)	7,102	75,849
QLogic Corp. (a)	20,957	720,711
Quantum Corp. (a)	19,830	56,714
SanDisk Corp. (a)	28,491	643,327
SBS Technologies, Inc. (a)	3,482	45,475
Scan-Optics, Inc. (a)	300	60
Seagate Technology	39,608	593,328
Silicon Graphics, Inc. (a)	26,400	42,504
SimpleTech, Inc. (a)	7,700	38,269
Socket Communications, Inc. (a)	3,300	6,402
Storage Technology Corp. (a)	25,843	753,065
Stratasys, Inc. (a)	1,507	48,676
Sun Microsystems, Inc. (a)	635,661	3,527,919
Synaptics, Inc. (a)	4,302	165,197
UNOVA, Inc. (a)	8,267	183,197
Video Display Corp.	2,880	39,312
ViewCast.com, Inc. (a)	13,700	4,110

	Shares	Value
VPGI Corp. (a)	825	$ 107
Western Digital Corp. (a)	34,088	333,040
Xybernaut Corp. (a)	38,052	45,662
		89,197,013
Electronic Equipment & Instruments - 0.7%
Advanced Photonix, Inc. Class A (a)	5,286	8,775
Aeroflex, Inc. (a)	13,939	170,753
Aetrium, Inc. (a)	2,400	8,640
Agilent Technologies, Inc. (a)	86,043	1,969,524
Agilysys, Inc.	5,700	94,221
Allied Motion Technologies, Inc. (a)	4,100	28,089
American Technical Ceramics Corp. (a)	1,900	19,019
American Technology Corp. (a)	900	5,760
Amphenol Corp. Class A (a)	18,869	662,491
Andrea Electronics Corp. (a)	1,600	192
Anixter International, Inc.	8,178	308,556
APA Optics, Inc. (a)	2,800	6,048
Arrow Electronics, Inc. (a)	21,687	531,982
Avnet, Inc. (a)	20,014	368,258
AVX Corp.	10,198	128,393
Axcess, Inc. (a)	1,600	2,320
BEI Technologies, Inc.	2,673	78,453
Bell Industries, Inc. (a)	7,200	20,952
Bell Microproducts, Inc. (a)	3,480	29,754
Benchmark Electronics, Inc. (a)	8,075	283,029
Benthos, Inc. (a)	2,454	30,037
Brightpoint, Inc. (a)	3,472	66,350
Broadcast International, Inc. (a)	270	878
CalAmp Corp. (a)	3,032	29,016
Cash Technologies, Inc. (a)	3,400	4,726
CDW Corp.	13,865	911,208
CellStar Corp. (a)	1,700	6,205
Checkpoint Systems, Inc. (a)	4,849	89,513
Chyron Corp. (a)	1,500	825
Cogent, Inc.	3,390	113,802
Cognex Corp.	10,569	272,680
Coherent, Inc. (a)	4,300	124,227
CTS Corp.	5,303	70,848
CyberOptics Corp. (a)	850	11,951
Daktronics, Inc. (a)	2,379	61,664
DDi Corp. (a)	13,825	41,475
Digital Theater Systems, Inc. (a)	1,697	35,416
Digital Video Systems, Inc. (a)	1,800	2,034
Dionex Corp. (a)	3,300	189,387
Duraswitch Industries, Inc. (a)	1,500	3,225
Electro Scientific Industries, Inc. (a)	3,700	71,854
eMagin Corp. (a)	3,800	3,838
En Pointe Technologies, Inc. (a)	1,400	3,990
Excel Technology, Inc. (a)	1,100	28,600
Fargo Electronics, Inc. (a)	2,211	32,767
FARO Technologies, Inc. (a)	3,698	100,586
FLIR Systems, Inc. (a)	7,839	441,728
Frequency Electronics, Inc.	500	7,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Gerber Scientific, Inc. (a)	3,800	$ 29,830
Giga-Tronics, Inc. (a)	3,000	6,900
Global Imaging Systems, Inc. (a)	3,800	142,196
GTSI Corp. (a)	1,990	20,179
Identix, Inc. (a)	9,332	74,003
IEC Electronics Corp. (a)	100	55
Ingram Micro, Inc. Class A (a)	26,234	504,742
Interlink Electronics, Inc. (a)	1,200	10,764
Iteris, Inc. (a)	1,200	4,212
Itron, Inc. (a)	3,000	64,950
Jabil Circuit, Inc. (a)	33,641	843,043
Jaco Electronics, Inc. (a)	1,950	8,444
Keithley Instruments, Inc.	1,200	22,704
KEMET Corp. (a)	12,784	113,266
Landauer, Inc.	1,400	64,932
LeCroy Corp. (a)	1,700	36,397
Lexar Media, Inc. (a)	13,325	105,134
LightPath Technologies, Inc. Class A (a)	437	1,814
Littelfuse, Inc. (a)	3,052	119,089
LoJack Corp. (a)	3,600	37,872
Maxwell Technologies, Inc. (a)	1,100	11,814
MDI, Inc. (a)	3,700	3,256
Measurement Specialties, Inc. (a)	3,305	84,311
Mechanical Technology, Inc. (a)	4,800	26,496
Media Services Group, Inc. (a)	11	159
Merix Corp. (a)	1,450	15,776
Methode Electronics, Inc. Class A	5,200	68,640
Metrologic Instruments, Inc. (a)	2,058	42,045
Micronetics, Inc. Delaware (a)	1,137	8,118
MOCON, Inc.	2,152	19,884
Molex, Inc.	23,403	645,221
MTS Systems Corp.	3,500	106,225
National Instruments Corp.	12,172	348,119
Newport Corp. (a)	4,126	50,915
NU Horizons Electronics Corp. (a)	3,452	28,655
OSI Systems, Inc. (a)	2,149	46,676
OYO Geospace Corp. (a)	1,300	20,592
Park Electrochemical Corp. (a)	2,880	60,739
Parlex Corp. (a)	1,600	9,760
Paxar Corp. (a)	6,365	147,350
PC Connection, Inc. (a)	2,250	15,818
Pemstar, Inc. (a)	3,100	4,746
PFSweb, Inc. (a)	9,321	26,472
Photon Dynamics, Inc. (a)	2,232	49,216
Planar Systems, Inc. (a)	2,218	23,644
Plexus Corp. (a)	6,504	89,430
RadiSys Corp. (a)	3,400	47,906
Research Frontiers, Inc. (a)	2,000	12,540
Richardson Electronics Ltd.	2,448	27,295
Rofin-Sinar Technologies, Inc. (a)	2,100	81,900
Rogers Corp. (a)	3,542	168,068

	Shares	Value
Sanmina-SCI Corp. (a)	112,065	$ 989,534
Satcon Technology Corp. (a)	1,200	2,436
ScanSource, Inc. (a)	1,927	124,677
Scientific Technologies, Inc. (a)	3,100	15,779
SED International Holdings, Inc. (a)	50	58
Sirenza Microdevices, Inc. (a)	4,500	22,860
Solectron Corp. (a)	178,385	1,114,906
Somera Communications, Inc. (a)	2,800	3,108
Spectrum Control, Inc. (a)	1,500	11,190
Staktek Holdings, Inc.	558	2,383
StockerYale, Inc. (a)	1,200	1,380
Super Vision International, Inc. Class A (a)	2,100	8,190
Superconductor Technologies, Inc. (a)	6,380	5,359
Symbol Technologies, Inc.	46,108	698,997
SYNNEX Corp.	5,592	119,669
Taser International, Inc. (a)	8,256	226,545
Tech Data Corp. (a)	10,108	458,802
Technitrol, Inc. (a)	6,089	105,035
Tektronix, Inc.	16,266	510,264
Trimble Navigation Ltd. (a)	10,528	332,369
TTM Technologies, Inc. (a)	7,352	76,314
Universal Display Corp. (a)	2,400	23,400
Veeco Instruments, Inc. (a)	4,200	81,438
Viisage Technology, Inc. (a)	4,589	37,033
Vishay Intertechnology, Inc. (a)	25,123	367,047
Woodhead Industries, Inc.	1,600	24,128
X-Rite, Inc.	2,700	40,257
Zomax, Inc. (a)	4,900	16,856
Zygo Corp. (a)	1,200	13,944
		17,417,784
Internet Software & Services - 0.6%
24/7 Real Media, Inc. (a)	460	1,739
Akamai Technologies, Inc. (a)	25,106	325,123
America Online Latin America, Inc. (a)	7,978	5,106
Apropos Technology, Inc. (a)	750	2,243
aQuantive, Inc. (a)	8,967	77,923
Ariba, Inc. (a)	7,824	129,096
Art Technology Group, Inc. (a)	12,485	13,858
Ask Jeeves, Inc. (a)	11,637	300,700
Autobytel, Inc. (a)	5,594	40,724
Bankrate, Inc. (a)	3,082	49,189
Blue Coat Systems, Inc. (a)	2,981	49,753
Blue Martini Software, Inc. (a)	1,785	4,961
BroadVision, Inc. (a)	5,124	11,785
Calico Commerce, Inc.	626	0
Centra Software, Inc. (a)	5,611	12,175
Chordiant Software, Inc. (a)	14,210	29,131
Click Commerce, Inc. (a)	500	5,875
CMGI, Inc. (a)	94,144	144,040
CNET Networks, Inc. (a)	21,738	202,598
Communication Intelligence Corp. (a)	3,800	2,090
Corillian Corp. (a)	1,722	10,005
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Critical Path, Inc. (a)	3,689	$ 4,058
CyberCash, Inc. rights 12/31/03	7,800	78
CyberSource Corp. (a)	2,800	19,768
deltathree, Inc. (a)	500	1,500
Digital Impact, Inc. (a)	800	936
Digital Insight Corp. (a)	5,022	81,984
Digital River, Inc. (a)	7,732	324,125
Digitas, Inc. (a)	10,177	83,553
DoubleClick, Inc. (a)	27,698	207,735
DSL.net, Inc. (a)	1,895	379
EarthLink, Inc. (a)	22,572	244,680
EasyLink Services Corp. Class A (a)	170	240
eCollege.com (a)	3,535	41,536
eGain Communications Corp. (a)	500	650
Elcom International, Inc. (a)	2,200	209
Entrust, Inc. (a)	7,900	29,467
Equinix, Inc. (a)	1,604	62,364
FindWhat.com (a)	3,079	59,363
Google, Inc. Class A	4,260	779,580
GoRemote Internet Communications, Inc. (a)	2,000	3,600
High Speed Access Corp. (a)	5,100	0
Homestore, Inc. (a)	33,750	87,750
I-Many, Inc. (a)	5,700	7,695
iBasis, Inc. (a)	2,400	5,496
InfoSpace, Inc. (a)	4,695	207,989
Innodata Isogen, Inc. (a)	9,200	64,124
Interland, Inc. (a)	1,108	3,479
Internap Network Services Corp. (a)	83,396	55,041
Internet America, Inc. (a)	4,200	4,830
Internet Capital Group, Inc. (a)	1,307	8,979
Internet Commerce Corp. Class A (a)	600	810
Interwoven, Inc. (a)	5,949	57,705
Intraware, Inc. (a)	1,200	1,392
iPass, Inc. (a)	21,857	141,852
IPIX Corp. (a)	295	1,918
iVillage, Inc. (a)	6,349	30,126
j2 Global Communications, Inc. (a)	3,244	113,053
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	20,124
Kana Software, Inc. (a)	3,268	5,490
Keynote Systems, Inc. (a)	1,600	20,368
LookSmart Ltd. (a)	11,207	22,291
Loudeye Corp. (a)	2,000	3,840
LQ Corp., Inc. (a)	574	1,033
Marketwatch.com, Inc. (a)	812	14,730
MatrixOne, Inc. (a)	7,185	47,493
Navidec, Inc. (a)	346	1,488
NaviSite, Inc. (a)	344	777
Neoforma, Inc. (a)	2,800	20,804
Net2Phone, Inc. (a)	5,858	20,093

	Shares	Value
NetRatings, Inc. (a)	3,275	$ 65,500
NIC, Inc. (a)	4,201	19,304
Niku Corp. (a)	1,390	23,255
On2.Com, Inc. (a)	18,981	10,060
Openwave Systems, Inc. (a)	9,624	126,844
Optio Software, Inc. (a)	3,000	3,750
PEC Solutions, Inc. (a)	3,500	49,665
Plumtree Software, Inc. (a)	9,421	34,387
Quovadx, Inc. (a)	7,549	14,419
Raindance Communications, Inc. (a)	14,360	33,172
RealNetworks, Inc. (a)	41,635	262,301
Register.com, Inc. (a)	4,844	28,192
Retek, Inc. (a)	7,752	47,287
S1 Corp. (a)	6,982	65,421
Saba Software, Inc. (a)	600	2,538
Salon Media Group, Inc. (a)	5,500	605
SAVVIS Communications Corp. (a)	9,243	7,857
SeeBeyond Technology Corp. (a)	8,415	26,591
Selectica, Inc. (a)	6,434	24,771
SmartServ Online, Inc. (a)	150	413
SonicWALL, Inc. (a)	13,089	80,497
Sportsline.com, Inc. (a)	1,000	1,730
Stellent, Inc. (a)	4,736	37,178
Supportsoft, Inc. (a)	10,058	51,095
Terremark Worldwide, Inc. (a)	66,107	42,970
The Sedona Corp. (a)	6,100	2,623
The viaLink Co. (a)	2,400	115
TheStreet.com, Inc. (a)	3,600	15,660
Tippingpoint Technologies, Inc. (a)	227	7,888
Track Data Corp.	8,200	6,806
Tucows, Inc. (a)	2,000	1,200
Tumbleweed Communications Corp. (a)	1,858	6,503
United Online, Inc. (a)	8,586	91,613
ValueClick, Inc. (a)	11,691	150,814
VeriSign, Inc. (a)	48,232	1,586,833
Via Net.Works, Inc. (a)	2,930	2,373
Vignette Corp. (a)	28,284	35,921
Visual Data Corp. (a)	206	293
Vitria Technology, Inc. (a)	2,487	8,605
Webb Interactive Services, Inc. (a)	4,300	1,763
WebEx Communications, Inc. (a)	10,438	247,798
webMethods, Inc. (a)	6,251	38,381
Websense, Inc. (a)	3,200	153,792
WorldGate Communications, Inc. (a)	1,300	3,120
Yahoo!, Inc. (a)	226,576	8,523,789
Zix Corp. (a)	10,905	49,945
		16,330,326
IT Services - 1.3%
Acxiom Corp.	16,559	418,777
Affiliated Computer Services, Inc. Class A (a)	24,353	1,441,211
Affinity Technology Group, Inc. (a)	10,600	530
Alliance Data Systems Corp. (a)	8,580	368,082
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Answerthink, Inc. (a)	2,704	$ 12,195
Anteon International Corp. (a)	4,920	182,138
Applied Digital Solutions, Inc. (a)	2,397	12,824
Automatic Data Processing, Inc.	115,019	5,236,815
BearingPoint, Inc. (a)	38,190	332,253
CACI International, Inc. Class A (a)	5,185	322,144
Carreker Corp. (a)	4,530	38,233
Ceridian Corp. (a)	31,365	593,112
Certegy, Inc.	12,501	430,034
CheckFree Corp. (a)	15,272	565,828
Ciber, Inc. (a)	7,491	69,891
Cognizant Technology Solutions Corp. Class A (a)	24,300	926,559
Computer Horizons Corp. (a)	5,300	20,140
Computer Sciences Corp. (a)	35,453	1,918,007
Convergys Corp. (a)	24,483	364,062
Corio, Inc. (a)	7,600	12,616
Covansys Corp. (a)	1,255	16,892
CSG Systems International, Inc. (a)	7,200	130,824
CSP, Inc. (a)	3,600	31,680
Direct Insite Corp. (a)	40	74
DST Systems, Inc. (a)	15,589	759,964
Edgewater Technology, Inc. (a)	2,800	11,704
eFunds Corp. (a)	6,571	156,521
Electronic Data Systems Corp.	97,797	2,195,543
eLoyalty Corp. (a)	3,847	19,350
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	4,100	100,860
First Data Corp.	167,416	6,879,123
Fiserv, Inc. (a)	37,190	1,432,187
Forrester Research, Inc. (a)	3,800	62,016
Gartner, Inc. Class A (a)	22,106	263,061
Global Payments, Inc.	7,206	397,483
Hewitt Associates, Inc. Class A (a)	8,829	266,194
iGate Corp. (a)	4,382	17,528
Inforte Corp. (a)	640	4,326
infoUSA, Inc. (a)	5,193	57,175
InteliData Technologies Corp. (a)	4,700	1,833
Intrado, Inc. (a)	3,108	42,020
iPayment, Inc. (a)	1,534	58,967
Iron Mountain, Inc. (a)	20,847	628,120
Keane, Inc. (a)	8,692	134,726
Lightbridge, Inc. (a)	4,152	19,473
Lionbridge Technologies, Inc. (a)	18,336	101,031
ManTech International Corp. Class A (a)	7,337	175,648
Maximus, Inc. (a)	3,215	100,726
Meta Group, Inc. (a)	2,450	13,034
MPS Group, Inc. (a)	15,674	176,489
New Century Equity Holdings Corp. (a)	1,200	396
Paychex, Inc.	66,893	2,218,172
Pegasus Solutions, Inc. (a)	3,050	35,655

	Shares	Value
Perot Systems Corp. Class A (a)	22,474	$ 359,809
RightNow Technologies, Inc.	665	12,096
Sabre Holdings Corp. Class A	23,839	550,204
Safeguard Scientifics, Inc. (a)	11,755	23,628
Sapient Corp. (a)	32,671	258,428
SM&A (a)	3,853	31,094
SRA International, Inc. Class A (a)	3,592	208,480
StarTek, Inc.	1,900	54,644
Storage Engine, Inc. (a)	434	4
SunGard Data Systems, Inc. (a)	55,060	1,459,641
Sykes Enterprises, Inc. (a)	6,100	41,175
Syntel, Inc.	5,600	109,648
Technology Solutions Co. (a)	8,550	8,037
The BISYS Group, Inc. (a)	23,652	378,669
The Management Network Group, Inc. (a)	1,200	2,376
Tier Technologies, Inc. Class B (a)	3,200	28,256
Titan Corp. (a)	17,956	289,271
TNS, Inc.	834	18,515
Total System Services, Inc.	6,668	172,101
TSR, Inc.	100	697
Tyler Technologies, Inc. (a)	6,359	49,855
Unisys Corp. (a)	69,966	803,909
Zamba Corp. (a)	3,700	407
		34,635,190
Office Electronics - 0.1%
Xerox Corp. (a)	167,717	2,569,424
Zebra Technologies Corp. Class A (a)	14,304	719,205
		3,288,629
Semiconductors & Semiconductor Equipment - 2.9%
8X8, Inc. (a)	1,000	3,690
Actel Corp. (a)	3,829	65,706
ADE Corp. (a)	800	14,768
Advanced Energy Industries, Inc. (a)	4,100	35,055
Advanced Micro Devices, Inc. (a)	69,251	1,473,661
Advanced Power Technology, Inc. (a)	2,155	16,184
AEHR Test Systems (a)	3,046	6,640
Agere Systems, Inc. Class A (a)	274,780	376,449
Alliance Semiconductor Corp. (a)	2,900	10,150
Altera Corp. (a)	73,416	1,665,075
AMIS Holdings, Inc. (a)	8,318	126,101
Amkor Technology, Inc. (a)	28,226	155,243
Amtech Systems, Inc. (a)	3,500	14,875
ANADIGICS, Inc. (a)	5,094	17,167
Analog Devices, Inc.	72,277	2,670,635
Applied Materials, Inc. (a)	342,172	5,693,742
Applied Micro Circuits Corp. (a)	58,565	215,519
Artisan Components, Inc. (a)	2,648	91,356
Asyst Technologies, Inc. (a)	5,531	23,009
Atheros Communications, Inc.	17,385	194,538
Atmel Corp. (a)	76,239	270,648
ATMI, Inc. (a)	4,900	112,798
August Technology Corp. (a)	2,100	17,745
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Axcelis Technologies, Inc. (a)	22,378	$ 163,359
AXT, Inc. (a)	5,100	8,670
Broadcom Corp. Class A (a)	50,356	1,637,577
Brooks Automation, Inc. (a)	8,613	132,210
Cabot Microelectronics Corp. (a)	3,157	116,651
California Micro Devices Corp. (a)	1,400	12,180
Celeritek, Inc.	800	2,888
Ceva, Inc. (a)	3,103	24,886
Cirrus Logic, Inc. (a)	12,367	73,336
Cohu, Inc.	3,575	59,917
Conexant Systems, Inc. (a)	87,659	174,441
Credence Systems Corp. (a)	9,802	74,887
Cree, Inc. (a)	12,572	449,826
Cymer, Inc. (a)	6,153	187,174
Cypress Semiconductor Corp. (a)	19,659	193,641
Diodes, Inc. (a)	2,892	71,924
DPAC Technologies Corp. (a)	5,400	2,808
DSP Group, Inc. (a)	4,100	90,938
DuPont Photomasks, Inc. (a)	2,946	77,715
Electroglas, Inc. (a)	4,674	15,237
EMCORE Corp. (a)	2,848	7,576
Entegris, Inc. (a)	9,300	90,954
ESS Technology, Inc. (a)	6,403	45,141
Exar Corp. (a)	5,900	82,482
Fairchild Semiconductor International, Inc. (a)	18,522	283,387
FEI Co. (a)	4,100	87,699
FormFactor, Inc. (a)	5,967	143,864
Freescale Semiconductor, Inc. Class A	24,529	433,182
FSI International, Inc. (a)	4,200	18,900
Genesis Microchip, Inc. (a)	7,558	123,271
Helix Technology Corp.	4,273	64,394
Hi/fn, Inc. (a)	1,922	15,376
Ibis Technology Corp. (a)	2,229	5,662
Integrated Circuit Systems, Inc. (a)	11,277	266,588
Integrated Device Technology, Inc. (a)	20,937	237,635
Integrated Silicon Solution, Inc. (a)	4,221	32,333
Intel Corp.	1,262,407	28,214,796
International Rectifier Corp. (a)	15,987	676,890
Intersil Corp. Class A	27,503	442,798
Intest Corp. (a)	2,530	12,271
IXYS Corp. (a)	3,700	34,373
JMAR Technologies, Inc. (a)	2,900	4,263
KLA-Tencor Corp. (a)	38,531	1,736,207
Kopin Corp. (a)	9,400	38,164
Kulicke & Soffa Industries, Inc. (a)	7,962	59,556
Lam Research Corp. (a)	30,532	794,137
Lattice Semiconductor Corp. (a)	21,552	115,045
Leadis Technology, Inc.	7,132	69,323
Linear Technology Corp.	59,996	2,289,447
LSI Logic Corp. (a)	68,519	362,466

	Shares	Value
LTX Corp. (a)	8,192	$ 58,491
Mattson Technology, Inc. (a)	7,388	69,078
Maxim Integrated Products, Inc.	62,140	2,545,254
MEMC Electronic Materials, Inc. (a)	18,076	192,148
Micrel, Inc. (a)	13,153	140,474
Micro Component Technology, Inc. (a)	4,500	2,925
Micro Linear Corp. (a)	100	461
Microchip Technology, Inc.	39,618	1,116,435
Micron Technology, Inc. (a)	118,166	1,309,279
Microsemi Corp. (a)	8,202	145,996
Mindspeed Technologies, Inc. (a)	25,211	63,028
MIPS Technologies, Inc. (a)	6,500	56,875
MKS Instruments, Inc. (a)	12,987	220,649
Monolithic System Technology, Inc. (a)	4,277	19,974
Mykrolis Corp. (a)	7,024	86,114
Nanometrics, Inc. (a)	800	13,016
National Semiconductor Corp. (a)	76,338	1,180,185
NeoMagic Corp. (a)	1,000	850
Novellus Systems, Inc. (a)	30,894	832,284
NVIDIA Corp. (a)	28,113	537,802
Omnivision Technologies, Inc. (a)	9,772	174,332
ON Semiconductor Corp. (a)	49,216	179,638
PDF Solutions, Inc. (a)	4,200	54,054
Pericom Semiconductor Corp. (a)	4,500	39,510
Photronics, Inc. (a)	4,841	91,204
Pixelworks, Inc. (a)	5,600	63,000
PLX Technology, Inc. (a)	3,886	35,013
Power Integrations, Inc. (a)	3,900	76,947
QuickLogic Corp. (a)	4,793	11,695
Rambus, Inc. (a)	15,957	368,766
Ramtron International Corp. (a)	4,700	17,296
Reliability, Inc. (a)	100	79
RF Micro Devices, Inc. (a)	34,167	237,802
Rudolph Technologies, Inc. (a)	2,300	36,800
Semitool, Inc. (a)	4,700	42,112
Semtech Corp. (a)	12,533	256,551
Sigma Designs, Inc. (a)	2,609	23,559
Sigmatel, Inc. (a)	3,990	142,762
Silicon Image, Inc. (a)	18,184	305,491
Silicon Laboratories, Inc. (a)	8,113	244,526
Silicon Storage Technology, Inc. (a)	18,672	129,957
Siliconix, Inc. (a)	902	33,365
Sipex Corp. (a)	1,500	8,250
Skyworks Solutions, Inc. (a)	26,316	261,318
SRS Labs, Inc. (a)	2,700	17,550
Standard Microsystems Corp. (a)	2,900	71,282
Supertex, Inc. (a)	2,131	46,349
Tegal Corp. (a)	6,100	7,991
Teradyne, Inc. (a)	44,784	764,015
Tessera Technologies, Inc.	8,659	307,827
Texas Instruments, Inc.	345,004	8,342,197
Therma-Wave, Inc. (a)	5,400	17,280
Three-Five Systems, Inc. (a)	1,500	2,910
Transmeta Corp. (a)	19,000	32,110
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transwitch Corp. (a)	14,454	$ 17,634
Trident Microsystems, Inc. (a)	5,569	86,876
Tripath Technology, Inc. (a)	1,600	1,360
TriQuint Semiconductor, Inc. (a)	18,701	80,975
Tvia, Inc. (a)	6,300	10,206
Ultratech, Inc. (a)	3,672	63,269
Varian Semiconductor Equipment Associates, Inc. (a)	6,181	219,549
Virage Logic Corp. (a)	3,148	47,314
Vitesse Semiconductor Corp. (a)	39,408	128,470
Volterra Semiconductor Corp.	5,049	106,584
White Electronic Designs Corp. (a)	3,182	21,319
Xilinx, Inc.	67,264	2,099,982
Zoran Corp. (a)	8,297	98,319
		77,645,912
Software - 3.8%
Accelrys, Inc. (a)	4,164	26,067
Acclaim Entertainment, Inc. (a)	14,700	138
Activision, Inc. (a)	24,046	378,003
Actuate Corp. (a)	4,899	11,611
Adept Technology, Inc. (a)	3,400	5,610
Adobe Systems, Inc.	45,955	2,783,035
Advent Software, Inc. (a)	4,100	82,041
Agile Software Corp. (a)	5,154	43,087
Altiris, Inc. (a)	3,734	104,552
American Software, Inc. Class A	3,700	22,015
Analytical Surveys, Inc. (a)	20	52
Ansoft Corp. (a)	500	9,010
Ansys, Inc. (a)	5,270	161,736
Applix, Inc. (a)	2,600	11,518
ARI Network Services, Inc. (a)	2,800	7,280
Artisoft, Inc. (a)	533	1,279
Ascential Software Corp. (a)	11,190	152,967
Aspen Technology, Inc. (a)	4,900	28,273
Atari, Inc. (a)	28,859	65,510
Authentidate Holding Corp. (a)	1,900	13,186
Autodesk, Inc.	20,830	1,362,490
Axeda Systems, Inc. (a)	4,600	2,852
BEA Systems, Inc. (a)	69,476	561,366
BindView Development Corp. (a)	4,100	14,555
Bitstream, Inc. Class A (a)	5,067	14,694
Blackbaud, Inc.	660	8,250
BMC Software, Inc. (a)	42,685	793,087
Borland Software Corp. (a)	9,200	107,548
Bottomline Technologies, Inc. (a)	1,400	16,380
BSQUARE Corp. (a)	1,200	1,368
Cadence Design Systems, Inc. (a)	53,507	735,186
CAM Commerce Solutions, Inc. (a)	2,300	37,074
Captaris, Inc. (a)	7,200	35,352
Captiva Software Corp. (a)	2,000	19,560
Catapult Communications Corp. (a)	1,500	40,710

	Shares	Value
CCC Information Services Group, Inc. (a)	2,180	$ 45,562
Citrix Systems, Inc. (a)	35,592	840,327
Computer Associates International, Inc.	89,435	2,730,451
Compuware Corp. (a)	67,579	389,931
Concord Communications, Inc. (a)	2,785	25,873
Concur Technologies, Inc. (a)	3,000	28,200
Convera Corp. Class A (a)	2,323	10,825
Datastream Systems, Inc. (a)	2,700	15,930
Datawatch Corp. (a)	2,268	8,732
Digimarc Corp. (a)	1,449	13,345
DocuCorp International, Inc. (a)	2,820	25,183
Dynamics Research Corp. (a)	2,379	39,753
E.piphany, Inc. (a)	9,600	43,392
Electronic Arts, Inc. (a)	60,377	2,952,435
Embarcadero Technologies, Inc. (a)	2,400	21,216
eMerge Interactive, Inc. Class A (a)	3,830	6,166
Epicor Software Corp. (a)	8,396	132,405
EPIQ Systems, Inc. (a)	3,148	47,189
ePlus, Inc. (a)	1,200	15,156
Extended Systems, Inc. (a)	500	1,275
FactSet Research Systems, Inc.	7,261	375,031
Fair, Isaac & Co., Inc.	11,412	378,650
FileNET Corp. (a)	5,751	154,184
Fonix Corp. (a)	465	74
Forgent Networks, Inc. (a)	7,880	13,396
GraphOn Corp. (a)	4,200	1,260
Hyperion Solutions Corp. (a)	9,478	424,709
Informatica Corp. (a)	9,366	73,055
Information Architects Corp. (a)	113	14
Intellisync Corp. (a)	6,400	11,520
Interactive Intelligence, Inc. (a)	2,100	9,135
Internet Security Systems, Inc. (a)	12,578	304,513
InterVideo, Inc.	1,781	20,054
Intervoice, Inc. (a)	11,355	147,615
Intrusion, Inc. (a)	900	1,297
Intuit, Inc. (a)	33,156	1,387,247
Jack Henry & Associates, Inc.	16,855	324,964
JDA Software Group, Inc. (a)	3,900	51,168
Kronos, Inc. (a)	6,812	344,278
Lawson Software, Inc. (a)	29,938	185,017
Level 8 Systems, Inc. (a)	1,500	108
Macromedia, Inc. (a)	14,037	400,476
Macrovision Corp. (a)	9,518	252,703
Magma Design Automation, Inc. (a)	4,600	62,376
Manhattan Associates, Inc. (a)	3,500	85,050
Manugistics Group, Inc. (a)	10,635	29,246
MAPICS, Inc. (a)	4,823	46,880
MapInfo Corp. (a)	3,502	41,849
McAfee, Inc. (a)	32,979	953,093
Mentor Graphics Corp. (a)	9,400	117,970
Mercury Interactive Corp. (a)	18,685	852,223
MetaSolv, Inc. (a)	1,300	3,172
Micromuse, Inc. (a)	10,474	55,072
MICROS Systems, Inc. (a)	2,500	183,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	2,009,080	$ 53,863,435
MicroStrategy, Inc. Class A (a)	5,407	349,022
Midway Games, Inc. (a)	7,292	79,045
Mobius Management Systems, Inc. (a)	5,733	45,864
Moldflow Corp. (a)	2,648	37,072
MRO Software, Inc. (a)	3,700	47,545
MSC.Software Corp. (a)	4,853	46,152
Nassda Corp. (a)	4,739	20,283
NAVTEQ Corp.	7,973	344,035
NEON Systems, Inc. (a)	900	3,312
Netguru, Inc. (a)	1,800	2,178
NetIQ Corp. (a)	9,253	113,534
NetManage, Inc. (a)	1,157	6,595
NetScout Systems, Inc. (a)	7,668	58,047
NetSol Technologies, Inc. (a)	20	45
NexPrise, Inc. (a)	213	192
Novell, Inc. (a)	83,805	511,211
Nuance Communications, Inc. (a)	4,500	19,440
NYFIX, Inc. (a)	5,400	34,506
ONYX Software Corp. (a)	875	2,879
Open Solutions, Inc.	7,534	199,274
Opnet Technologies, Inc. (a)	4,559	39,390
Opsware, Inc. (a)	24,964	171,003
Oracle Corp. (a)	776,651	9,832,402
PalmSource, Inc. (a)	1,275	20,196
Parametric Technology Corp. (a)	63,973	374,242
Peerless Systems Corp. (a)	200	286
Pegasystems, Inc. (a)	3,570	25,918
PeopleSoft, Inc. (a)	62,471	1,474,940
Pervasive Software, Inc. (a)	4,094	16,335
Phoenix Technologies Ltd. (a)	3,000	24,330
Plato Learning, Inc. (a)	2,149	15,022
Portal Software, Inc. (a)	5,009	17,281
Programmer's Paradise, Inc.	1,200	13,620
Progress Software Corp. (a)	5,600	127,120
QAD, Inc.	4,079	33,611
Quality Systems, Inc. (a)	903	55,453
Quest Software, Inc. (a)	14,533	224,971
Radiant Systems, Inc. (a)	2,700	16,848
Red Hat, Inc. (a)	31,418	454,933
Renaissance Learning, Inc.	4,400	84,744
Reynolds & Reynolds Co. Class A	10,153	240,931
Roxio, Inc. (a)	3,394	31,768
RSA Security, Inc. (a)	15,723	332,541
SAFLINK Corp. (a)	1,740	4,733
Salesforce.com, Inc.	3,184	55,593
ScanSoft, Inc. (a)	11,212	40,924
SCO Group, Inc. (a)	3,132	12,465
Secure Computing Corp. (a)	4,719	49,172
Segue Software, Inc. (a)	1,900	9,253
SERENA Software, Inc. (a)	4,635	96,640

	Shares	Value
Siebel Systems, Inc. (a)	88,406	$ 891,132
Smith Micro Software, Inc. (a)	3,687	25,846
Sonic Foundry, Inc. (a)	1,800	3,204
Sonic Solutions, Inc. (a)	2,792	53,886
SPSS, Inc. (a)	1,760	28,142
SS&C Technologies, Inc.	3,120	69,857
StorageNetworks, Inc.	13,600	0
SumTotal Systems, Inc. (a)	682	3,744
Sybase, Inc. (a)	17,036	293,530
Symantec Corp. (a)	62,552	3,991,443
Synopsys, Inc. (a)	26,954	475,199
Synplicity, Inc. (a)	300	1,686
Take-Two Interactive Software, Inc. (a)	6,620	231,369
TALX Corp.	2,374	69,796
TenFold Corp. (a)	2,690	2,771
THQ, Inc. (a)	5,700	122,322
TIBCO Software, Inc. (a)	32,652	375,498
Transaction Systems Architects, Inc. Class A (a)	6,378	130,877
Ulticom, Inc. (a)	4,033	72,392
Ultimate Software Group, Inc. (a)	5,525	70,554
VA Software Corp. (a)	11,502	28,410
Vastera, Inc. (a)	3,541	6,551
Verint Systems, Inc. (a)	2,382	97,995
Verisity Ltd. (a)	3,317	27,796
VERITAS Software Corp. (a)	83,336	1,825,058
Verity, Inc. (a)	5,230	71,703
Versant Corp. (a)	3,200	2,336
Versata, Inc. (a)	316	509
VerticalNet, Inc. (a)	530	604
Viewpoint Corp. (a)	3,600	9,432
Visual Networks, Inc. (a)	6,000	19,320
Voxware, Inc. (a)	9,500	618
WatchGuard Technologies, Inc. (a)	2,887	11,837
Wave Systems Corp. Class A (a)	2,100	1,701
Wind River Systems, Inc. (a)	11,250	136,125
Witness Systems, Inc. (a)	1,170	17,538
		101,192,724
TOTAL INFORMATION TECHNOLOGY		410,626,946
MATERIALS - 3.3%
Chemicals - 1.6%
A. Schulman, Inc.	5,900	126,555
Air Products & Chemicals, Inc.	40,059	2,293,378
Airgas, Inc.	10,351	275,130
Albemarle Corp.	5,928	236,172
American Pacific Corp.	800	6,680
American Vanguard Corp.	1,318	50,414
Arch Chemicals, Inc.	3,424	99,981
Atlantis Plastics, Inc. Class A (a)	600	9,930
Bairnco Corp.	800	9,360
Balchem Corp.	500	15,405
Cabot Corp.	12,694	477,929
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Calgon Carbon Corp.	3,000	$ 28,050
Cambrex Corp.	2,830	70,184
CFC International, Inc. (a)	600	7,842
Crompton Corp.	33,227	372,475
Cytec Industries, Inc.	5,500	267,355
Dow Chemical Co.	184,997	9,336,799
E.I. du Pont de Nemours & Co.	195,991	8,882,312
Eastman Chemical Co.	17,784	967,094
Ecolab, Inc.	33,838	1,183,653
Eden Bioscience Corp. (a)	8,372	5,944
Engelhard Corp.	24,212	723,697
Ferro Corp.	5,450	124,696
Flamemaster Corp.	45	1,485
FMC Corp. (a)	7,553	374,251
Georgia Gulf Corp.	5,100	293,658
Great Lakes Chemical Corp.	7,272	213,070
H.B. Fuller Co.	4,800	137,376
Hawkins, Inc.	5,191	61,773
Headwaters, Inc. (a)	4,883	156,402
Hercules, Inc. (a)	23,992	357,481
International Flavors & Fragrances, Inc.	15,718	636,579
Kronos Worldwide, Inc.	32	1,469
LESCO, Inc. (a)	2,923	35,076
Lubrizol Corp.	12,193	421,268
Lyondell Chemical Co.	35,401	993,352
MacDermid, Inc.	4,758	175,190
Material Sciences Corp. (a)	1,300	21,736
Millennium Chemicals, Inc. (a)	10,539	280,127
Minerals Technologies, Inc.	3,200	212,320
Monsanto Co.	52,071	2,396,307
Mosaic Co. (a)	25,640	445,623
Nalco Holding Co.	3,483	66,978
Nanophase Technologies Corp. (a)	3,697	22,810
National Patent Development Corp. (a)	1,600	2,752
NewMarket Corp. (a)	7,190	137,976
NL Industries, Inc.	5,326	120,314
Olin Corp.	10,208	231,620
OM Group, Inc. (a)	4,792	147,306
OMNOVA Solutions, Inc. (a)	3,100	17,701
Penford Corp.	600	10,080
Plymouth Rubber Co., Inc. Class A (a)	500	575
PolyOne Corp. (a)	9,224	85,138
PPG Industries, Inc.	31,426	2,120,312
Praxair, Inc.	62,635	2,812,312
Quaker Chemical Corp.	700	16,940
Rohm & Haas Co.	26,371	1,162,697
RPM, Inc.	24,714	456,962
Sensient Technologies Corp.	6,838	157,616
Sigma Aldrich Corp.	11,458	684,386
Spartech Corp.	9,611	268,627
Stepan Co.	700	17,829

	Shares	Value
Summa Industries, Inc.	500	$ 4,540
Symyx Technologies, Inc. (a)	5,000	157,650
Terra Industries, Inc. (a)	2,720	22,304
The Scotts Co. Class A (a)	5,183	355,295
Valspar Corp.	8,053	388,316
Vulcan International Corp.	100	4,500
W.R. Grace & Co. (a)	5,790	78,744
Wellman, Inc.	2,274	23,399
Westlake Chemical Corp.	707	22,193
Zoltek Companies, Inc. (a)	800	7,360
		42,390,810
Construction Materials - 0.1%
Eagle Materials, Inc.	4,054	317,712
Florida Rock Industries, Inc.	7,890	444,207
Lafarge North America, Inc.	9,326	467,699
Martin Marietta Materials, Inc.	7,750	389,438
Texas Industries, Inc.	3,522	211,320
U.S. Concrete, Inc. (a)	100	727
Vulcan Materials Co.	15,591	808,393
		2,639,496
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	6,564
Anchor Glass Container Corp.	11,433	75,229
Aptargroup, Inc.	5,080	266,954
Ball Corp.	20,634	922,959
Bemis Co., Inc.	18,419	512,785
Caraustar Industries, Inc. (a)	5,232	84,183
Chesapeake Corp.	3,900	105,261
Crown Holdings, Inc. (a)	32,258	412,902
Graphic Packaging Corp. (a)	18,587	151,670
Greif Brothers Corp. Class A	4,918	237,834
Longview Fibre Co.	10,700	185,966
MOD-PAC Corp. (a)	1,150	13,915
Myers Industries, Inc. (a)	2,494	28,257
Owens-Illinois, Inc. (a)	28,867	603,898
Packaging Corp. of America	18,361	422,303
Packaging Dynamics Corp.	320	4,579
Pactiv Corp. (a)	31,110	773,084
Rock-Tenn Co. Class A	5,000	80,700
Sealed Air Corp. (a)	15,207	781,792
Silgan Holdings, Inc.	3,200	173,760
Smurfit-Stone Container Corp. (a)	46,181	829,411
Sonoco Products Co.	14,715	418,495
Temple-Inland, Inc.	9,104	542,507
		7,635,008
Metals & Mining - 0.9%
AK Steel Holding Corp. (a)	12,468	160,962
Alcoa, Inc.	171,845	5,839,293
Allegheny Technologies, Inc.	15,150	333,300
Alliance Resource Partners LP	1,538	108,045
Amcol International Corp.	3,826	77,285
Arch Coal, Inc.	9,793	374,093
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Brush Engineered Materials, Inc. (a)	4,706	$ 91,767
Carpenter Technology Corp.	4,219	246,601
Century Aluminum Co. (a)	6,300	161,406
Cleveland-Cliffs, Inc.	1,480	143,412
Coeur d'Alene Mines Corp. (a)	37,016	169,903
Commercial Metals Co.	7,431	336,922
Commonwealth Industries, Inc. (a)	500	6,545
Compass Minerals International, Inc.	11,094	250,724
CONSOL Energy, Inc.	19,102	815,655
Freeport-McMoRan Copper & Gold, Inc. Class B	37,051	1,449,806
Gibraltar Industries, Inc.	11,584	279,059
Glamis Gold Ltd. (a)	24,760	501,067
GrafTech International Ltd. (a)	17,313	165,166
Hecla Mining Co. (a)	17,839	121,127
IMCO Recycling, Inc. (a)	5,363	86,666
International Steel Group, Inc.	12,658	510,497
Massey Energy Co.	13,409	470,924
Meridian Gold, Inc. (a)	19,029	374,017
National Steel Corp. Class B (a)	1,800	4
Natural Resource Partners LP	1,123	59,294
Newmont Mining Corp.	78,005	3,693,537
NN, Inc.	100	1,274
Nucor Corp.	26,712	1,413,065
Oregon Steel Mills, Inc. (a)	10,953	196,935
Peabody Energy Corp.	13,248	1,099,584
Penn Virginia Resource Partners LP	3,213	160,811
Phelps Dodge Corp.	17,754	1,724,446
Quanex Corp.	4,884	288,156
Roanoke Electric Steel Corp.	5,013	90,184
Royal Gold, Inc.	3,723	65,972
RTI International Metals, Inc. (a)	4,252	91,631
Ryerson Tull, Inc.	1,290	20,872
Schnitzer Steel Industries, Inc. Class A	2,271	85,685
Southern Peru Copper Corp.	2,767	131,488
Steel Dynamics, Inc.	7,600	308,028
Steel Technologies, Inc.	2,600	76,128
Stillwater Mining Co. (a)	16,535	196,105
Synalloy Corp. (a)	700	6,825
Titanium Metals Corp. (a)	2,050	47,130
United States Steel Corp.	21,449	1,123,070
Universal Stainless & Alloy Products, Inc. (a)	2,700	39,744
USEC, Inc.	15,100	159,003
WHX Corp. (a)	166	129
Worthington Industries, Inc.	12,166	261,691
		24,415,033
Paper & Forest Products - 0.4%
Bowater, Inc.	16,248	658,206
Buckeye Technologies, Inc. (a)	6,535	80,969
Deltic Timber Corp.	2,383	107,712

	Shares	Value
Georgia-Pacific Corp.	43,538	$ 1,593,926
International Paper Co.	93,492	3,881,788
Louisiana-Pacific Corp.	18,400	450,248
MeadWestvaco Corp.	38,540	1,296,871
P.H. Glatfelter Co.	6,530	93,901
Pope & Talbot, Inc.	1,500	25,200
Potlatch Corp.	4,800	243,456
Schweitzer-Mauduit International, Inc.	5,576	192,707
Wausau-Mosinee Paper Corp.	9,800	175,910
Weyerhaeuser Co.	41,988	2,771,208
		11,572,102
TOTAL MATERIALS		88,652,449
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
Acceris Communications, Inc. (a)	450	293
Alaska Communication Systems Group, Inc.	4,500	38,655
Allegiance Telecom, Inc. (a)	7,100	33
ALLTEL Corp.	58,432	3,312,510
AT&T Corp.	157,731	2,886,477
BellSouth Corp.	358,100	9,604,242
Broadwing Corp. (a)	10,240	67,994
CenturyTel, Inc.	27,170	894,436
Cincinnati Bell, Inc. (a)	32,081	115,492
Citizens Communications Co.	55,721	796,810
Cogent Communications Group, Inc. (a)	43	34
Commonwealth Telephone Enterprises, Inc. (a)	3,600	175,176
Covad Communications Group, Inc. (a)	33,939	52,945
CT Communications, Inc.	1,738	22,994
D&E Communications, Inc.	2,800	36,680
Fibernet Telecom Group, Inc. (a)	30	22
General Communications, Inc. Class A (a)	6,544	67,011
Global Crossing Ltd. (a)	4,203	63,255
HickoryTech Corp.	540	5,740
Hungarian Telephone & Cable Corp. (a)	4,123	49,930
IDT Corp. (a)	2,317	33,990
IDT Corp. Class B (a)	11,458	176,109
Infonet Services Corp. Class B (a)	55,508	110,461
Iowa Telecommunication Services, Inc.	696	14,762
Level 3 Communications, Inc. (a)	106,691	368,084
MCI, Inc.	53,200	1,003,352
McLeodUSA, Inc. Class A (a)	16,080	4,181
Moscow CableCom Corp. (a)	1,700	10,795
North Pittsburgh Systems, Inc.	2,140	53,693
Pac-West Telecomm, Inc. (a)	1,090	1,341
Primus Telecommunications Group, Inc. (a)	17,273	52,337
Provo International, Inc. (a)	1,066	117
PTEK Holdings, Inc. (a)	8,216	86,514
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	322,447	$ 1,289,788
SBC Communications, Inc.	650,403	16,370,644
Shenandoah Telecommunications Co.	1,800	53,226
Sprint Corp.	248,796	5,675,037
SureWest Communications	1,661	47,289
Talk America Holdings, Inc. (a)	4,710	29,767
Time Warner Telecom, Inc. Class A (a)	7,389	28,004
U.S. LEC Corp. Class A (a)	2,800	9,436
Verizon Communications, Inc.	541,930	22,343,774
WorldQuest Networks, Inc. (a)	310	927
XETA Technologies, Inc. (a)	2,000	5,940
Z-Tel Technologies, Inc. (a)	3,657	1,353
		65,961,650
Wireless Telecommunication Services - 0.4%
Aether Systems, Inc. (a)	7,213	26,832
AirGate PCS, Inc. (a)	860	27,924
Alamosa Holdings, Inc. (a)	15,050	164,045
American Tower Corp. Class A (a)	43,970	797,176
At Road, Inc. (a)	6,908	41,655
Boston Communications Group, Inc. (a)	3,325	29,593
Centennial Communications Corp. Class A (a)	26,951	178,146
Crown Castle International Corp. (a)	43,343	731,630
Dobson Communications Corp. Class A (a)	17,844	32,298
EMS Technologies, Inc. (a)	1,860	29,183
GoAmerica, Inc. (a)	30	367
InPhonic, Inc.	655	16,709
LCC International, Inc. (a)	2,300	11,707
Leap Wireless International, Inc. (a)	1,800	4
Metro One Telecommunications, Inc. (a)	5,800	9,744
Nextel Communications, Inc. Class A (a)	210,997	6,004,975
Nextel Partners, Inc. Class A (a)	7,046	127,462
Price Communications Corp. (a)	15,956	288,963
Rural Cellular Corp. Class A (a)	4,700	22,936
SBA Communications Corp. Class A (a)	6,500	62,400
SpectraSite, Inc. (a)	7,660	443,974
SPEEDUS Corp. (a)	6,200	14,260
Telephone & Data Systems, Inc.	9,735	754,463
Triton PCS Holdings, Inc. Class A (a)	6,400	16,000
U.S. Cellular Corp. (a)	3,371	149,167
U.S. Unwired, Inc. Class A (a)	8,000	29,600
Ubiquitel, Inc. (a)	16,900	109,850
Western Wireless Corp. Class A (a)	14,878	401,706
Wireless Facilities, Inc. (a)	7,785	64,460
		10,587,229
TOTAL TELECOMMUNICATION SERVICES		76,548,879

	Shares	Value
UTILITIES - 3.1%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	27,285	$ 522,235
Allete, Inc.	4,890	177,996
Alliant Energy Corp.	23,954	653,465
Ameren Corp.	37,945	1,837,297
American Electric Power Co., Inc.	76,351	2,608,914
Baycorp Holdings Ltd. (a)	2,577	32,599
Black Hills Corp.	13,163	404,236
CenterPoint Energy, Inc.	52,204	582,597
Central Vermont Public Service Corp.	2,400	54,192
CH Energy Group, Inc.	1,700	78,999
Cinergy Corp.	31,465	1,302,336
Cleco Corp.	8,300	164,340
Consolidated Edison, Inc.	47,521	2,083,796
DPL, Inc.	22,738	545,257
DTE Energy Co.	33,622	1,475,333
Duquesne Light Holdings, Inc.	18,842	332,373
Edison International	59,667	1,903,377
El Paso Electric Co. (a)	8,800	157,960
Empire District Electric Co.	5,700	129,447
Entergy Corp.	43,547	2,822,717
Exelon Corp.	126,988	5,296,669
FirstEnergy Corp.	64,832	2,737,855
FPL Group, Inc.	33,708	2,370,684
Great Plains Energy, Inc.	14,229	421,321
Green Mountain Power Corp.	2,020	54,843
Hawaiian Electric Industries, Inc.	15,044	424,993
IDACORP, Inc.	6,418	206,788
MGE Energy, Inc.	3,300	113,718
Northeast Utilities	31,344	571,401
NSTAR	10,160	514,604
OGE Energy Corp.	18,628	481,534
Otter Tail Corp.	8,116	218,564
Pepco Holdings, Inc.	35,776	763,460
PG&E Corp. (a)	72,902	2,424,721
Pinnacle West Capital Corp.	18,423	814,297
PNM Resources, Inc.	9,300	236,592
PPL Corp.	35,782	1,858,875
Progress Energy, Inc.	47,310	2,077,382
Puget Energy, Inc.	17,578	413,083
Southern Co.	144,170	4,727,334
TECO Energy, Inc.	33,085	494,952
TXU Corp.	58,331	3,664,353
UIL Holdings Corp. (a)	2,900	155,034
Unisource Energy Corp.	5,073	123,730
Unitil Corp.	1,979	55,432
Westar Energy, Inc.	19,419	430,131
Wisconsin Energy Corp.	23,856	793,689
WPS Resources Corp.	11,330	547,806
Xcel Energy, Inc.	74,968	1,353,922
		52,217,233
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.2%
AGL Resources, Inc.	12,204	$ 405,051
Atmos Energy Corp.	13,218	356,754
Cascade Natural Gas Corp.	2,816	60,206
Chesapeake Utilities Corp.	3,158	81,792
Delta Natural Gas Co., Inc.	1,500	38,625
EnergySouth, Inc.	1,948	56,083
Inergy LP	3,806	111,592
KeySpan Corp.	29,843	1,179,395
Laclede Group, Inc.	3,369	108,482
New Jersey Resources Corp. (a)	3,577	155,600
Nicor, Inc.	7,539	278,189
NiSource, Inc.	49,841	1,086,035
Northwest Natural Gas Co.	3,400	115,124
NUI Corp. (a)	3,842	52,635
Peoples Energy Corp.	5,996	267,542
Piedmont Natural Gas Co., Inc.	17,138	402,914
South Jersey Industries, Inc.	4,445	228,517
Southern Union Co. (a)	14,861	364,392
Southwest Gas Corp.	5,329	135,357
UGI Corp. (a)	8,882	360,432
WGL Holdings, Inc.	16,428	498,097
		6,342,814
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	115,181	1,409,815
Aquila, Inc. (a)	55,492	194,222
Avista Corp.	6,841	121,770
Calpine Corp. (a)	71,608	277,839
CMS Energy Corp. (a)	31,903	325,411
Constellation Energy Group, Inc.	34,118	1,490,957
Dominion Resources, Inc.	65,135	4,264,388
Duke Energy Corp.	191,058	4,829,946
Dynegy, Inc. Class A (a)	70,878	400,461
Energen Corp.	5,500	318,230
Energy East Corp.	27,510	692,427
Equitable Resources, Inc.	9,999	594,941
MDU Resources Group, Inc.	21,802	595,413
National Fuel Gas Co.	14,513	409,267
NRG Energy, Inc. (a)	15,760	504,320
ONEOK, Inc.	17,388	485,473
Ormat Technologies, Inc.	697	11,884
Public Service Enterprise Group, Inc.	46,602	2,050,022
Questar Corp.	17,273	877,641
Reliant Energy, Inc. (a)	52,267	620,932
SCANA Corp. (a)	20,887	800,390
Sempra Energy	38,013	1,405,721
Sierra Pacific Resources (a)	19,239	197,200
Vectren Corp.	20,232	529,674
		23,408,344
Water Utilities - 0.0%
American States Water Co.	3,400	88,434

	Shares	Value
Aqua America, Inc.	19,247	$ 456,539
Artesian Resources Corp. Class A	2,095	60,860
California Water Service Group	3,300	115,401
Middlesex Water Co.	2,742	54,566
SJW Corp.	3,300	127,215
Southwest Water Co.	5,718	77,822
		980,837
TOTAL UTILITIES		82,949,228
TOTAL COMMON STOCKS (Cost $2,371,087,679)		2,556,289,272
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$ 1,239	6
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	581	29
TOTAL NONCONVERTIBLE BONDS (Cost $1,021)		35
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 1.61% to 1.83% 1/6/05 (d) (Cost $7,986,289)	8,000,000	7,984,840
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 1.98% (b)	71,697,366	71,697,366
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	44,979,359	44,979,359
TOTAL MONEY MARKET FUNDS (Cost $116,676,725)		116,676,725
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,495,751,714)		2,680,950,872
NET OTHER ASSETS - (1.2)%		(32,498,295)
NET ASSETS - 100%		$ 2,648,452,577
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 Russell 2000 Index Contracts	Dec. 2004	$ 11,097,625	$ 710,400
121 S&P 500 E-Mini Index Contracts	Dec. 2004	7,103,305	269,350
230 S&P 500 Index Contracts	Dec. 2004	67,510,750	1,420,141
17 S&P MidCap 400 Index Contracts	Dec. 2004	5,420,025	227,215
		$ 91,131,705	2,627,106
The face value of futures purchased as a percentage of net assets - 3.4%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 10,000	$ 52,013
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,984,840.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $2,512,293,775. Net unrealized appreciation aggregated $168,657,097, of which $520,930,532 related to appreciated investment securities and $352,273,435 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market Index Fund

November 30, 2004

SIF-QTLY-0105

1.810690.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	8,308	$ 144,725
Amcast Industrial Corp. (a)	1,000	550
American Axle & Manufacturing Holdings, Inc.	16,237	473,471
Amerigon, Inc. (a)	3,487	11,089
ArvinMeritor, Inc.	31,656	694,849
Bandag, Inc.	6,237	311,039
BorgWarner, Inc.	25,008	1,251,900
Collins & Aikman Corp. (a)	31,581	112,113
Drew Industries, Inc. (a)	4,206	140,102
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	4,532	41,241
Exide Technologies (a)	12,228	152,239
Gentex Corp.	35,037	1,132,396
Hayes Lemmerz International, Inc. (a)	9,600	73,152
IMPCO Technologies, Inc. (a)	5,261	34,933
Keystone Automotive Industries, Inc. (a)	5,238	122,726
Lear Corp.	28,309	1,641,922
LKQ Corp.	5,631	101,020
Midas, Inc. (a)	4,333	83,670
Modine Manufacturing Co.	14,159	455,212
Noble International Ltd.	2,433	47,957
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	9,091	56,455
R&B, Inc. (a)	1,403	35,075
Raytech Corp. (a)	7,859	14,539
Sauer-Danfoss, Inc.	3,933	78,109
Shiloh Industries, Inc. (a)	7,998	103,814
Spartan Motors, Inc.	5,240	62,256
Sports Resorts International, Inc. (a)	10,786	30,956
Standard Motor Products, Inc.	9,163	142,851
Starcraft Corp. (a)	1,080	15,498
Stoneridge, Inc. (a)	8,249	125,467
Strattec Security Corp. (a)	1,213	76,419
Superior Industries International, Inc.	8,137	229,870
Tenneco Automotive, Inc. (a)	16,885	261,718
Tower Automotive, Inc. (a)	20,936	37,685
TRW Automotive Holdings Corp.	8,989	190,387
		8,487,405
Automobiles - 0.2%
Coachmen Industries, Inc.	4,577	73,552
Fleetwood Enterprises, Inc. (a)	23,765	322,016
Monaco Coach Corp.	10,568	210,303
National R.V. Holdings, Inc. (a)	1,403	13,651
Thor Industries, Inc.	17,668	590,111
Winnebago Industries, Inc.	13,605	516,038
		1,725,671
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,491	48,278
All American Semiconductor, Inc. (a)	3,649	22,259
Amcon Distributing Co.	1,022	19,367

	Shares	Value
Andersons, Inc.	4,023	$ 92,046
Aristotle Corp. (a)	3,170	21,398
Handleman Co.	8,724	184,949
Magic Lantern Group, Inc. (a)	20,456	8,387
Noland Co.	468	20,133
Source Interlink Companies, Inc. (a)	5,053	65,942
WESCO International, Inc. (a)	8,838	248,525
		731,284
Hotels, Restaurants & Leisure - 2.9%
Ambassadors Group, Inc.	5,008	174,178
American Wagering, Inc. (a)	4,600	2,990
Ameristar Casinos, Inc.	3,770	151,743
Angelo & Maxie's, Inc. (a)	17	13
Applebee's International, Inc.	34,590	888,963
Argosy Gaming Co. (a)	11,462	533,671
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	13,504	456,705
Back Yard Burgers, Inc. (a)	4,772	33,595
Bally Total Fitness Holding Corp. (a)	7,579	25,238
Benihana, Inc. Class A (a)	3,766	50,088
BJ's Restaurants, Inc. (a)	5,440	81,382
Bluegreen Corp. (a)	12,202	194,012
Bob Evans Farms, Inc.	12,746	321,837
Boca Resorts, Inc. Class A (a)	12,789	306,169
Boyd Gaming Corp.	22,548	828,864
Brinker International, Inc. (a)	37,816	1,290,660
Buca, Inc. (a)	5,333	31,998
Buffalo Wild Wings, Inc.	5,685	188,344
Caesars Entertainment, Inc. (a)	108,166	2,033,521
California Pizza Kitchen, Inc. (a)	7,242	181,412
CBRL Group, Inc.	18,378	749,271
CEC Entertainment, Inc. (a)	15,859	645,303
Cedar Fair LP (depository unit)	14,740	470,796
Champps Entertainment, Inc. (a)	6,082	48,291
Checkers Drive-In Restaurants, Inc. (a)	4,865	60,229
Choice Hotels International, Inc.	6,463	330,906
Churchill Downs, Inc.	5,154	239,403
CKE Restaurants, Inc. (a)	19,975	249,887
Cosi, Inc. (a)	15,971	104,610
Dave & Buster's, Inc. (a)	2,806	52,472
Domino's Pizza, Inc.	8,563	153,706
Dover Downs Gaming & Entertainment, Inc.	3,715	41,942
Dover Motorsports, Inc.	22,686	110,254
Empire Resorts, Inc. (a)	7,884	84,832
Famous Dave's of America, Inc. (a)	6,737	74,915
Friendly Ice Cream Corp. (a)	6,031	53,977
Frisch's Restaurants, Inc.	2,711	64,576
Gaylord Entertainment Co. (a)	15,853	558,660
GTECH Holdings Corp.	50,853	1,228,100
IHOP Corp.	9,110	385,991
International Speedway Corp. Class A	13,800	674,682
Interstate Hotels & Resorts, Inc. (a)	17,282	82,090
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc. (a)	8,830	$ 216,600
Jack in the Box, Inc. (a)	14,222	537,307
Jameson Inns, Inc. (a)	8,935	15,636
John Q. Hammons Hotels, Inc. Class A (a)	5,736	82,598
Krispy Kreme Doughnuts, Inc. (a)	21,177	213,252
La Quinta Corp. unit (a)	72,579	584,261
Landry's Seafood Restaurants, Inc.	8,552	252,712
Life Time Fitness, Inc.	8,300	206,255
Littlefield Corp. (a)	500	310
Lone Star Steakhouse & Saloon, Inc.	6,366	171,818
Luby's, Inc. (a)	4,210	30,059
Mandalay Resort Group	26,267	1,830,810
Marcus Corp.	7,095	162,121
Max & Erma's Restaurants, Inc. (a)	2,608	34,556
MGM MIRAGE (a)	22,866	1,333,088
Mikohn Gaming Corp. (a)	2,801	22,828
Monarch Casino & Resort, Inc. (a)	5,972	208,542
MTR Gaming Group, Inc. (a)	8,234	82,834
Multimedia Games, Inc. (a)	8,554	111,886
Navigant International, Inc. (a)	3,325	36,509
O'Charleys, Inc. (a)	7,853	149,207
Outback Steakhouse, Inc.	30,871	1,336,714
P.F. Chang's China Bistro, Inc. (a)	10,540	592,770
Panera Bread Co. Class A (a)	12,355	493,459
Papa John's International, Inc. (a)	6,591	234,442
Penn National Gaming, Inc. (a)	13,327	703,266
Pinnacle Entertainment, Inc. (a)	12,340	224,341
Rare Hospitality International, Inc. (a)	14,230	426,331
Red Robin Gourmet Burgers, Inc. (a)	5,597	287,406
Royal Caribbean Cruises Ltd.	40,533	2,014,490
Rubio's Restaurants, Inc. (a)	3,930	52,190
Ruby Tuesday, Inc.	26,435	728,284
Ryan's Restaurant Group, Inc. (a)	14,093	215,200
Scientific Games Corp. Class A (a)	30,825	736,718
Shuffle Master, Inc. (a)	9,568	440,415
Six Flags, Inc. (a)	32,313	157,041
Sonic Corp. (a)	21,294	621,146
Speedway Motorsports, Inc.	5,863	215,407
Station Casinos, Inc.	20,322	1,159,167
Steak n Shake Co. (a)	9,722	181,024
Texas Roadhouse, Inc. Class A	5,247	133,274
The Cheesecake Factory, Inc. (a)	21,586	1,055,340
Total Entertainment Restaurant Corp. (a)	4,959	49,788
Triarc Companies, Inc. Class B	18,252	232,713
Vail Resorts, Inc. (a)	10,612	241,423
Westcoast Hospitality Corp. (a)	3,357	17,020
WMS Industries, Inc. (a)	9,136	271,705
Worldwide Restaurant Concepts, Inc. (a)	4,580	14,977
Wyndham International, Inc. Class A (a)	50,062	42,553

	Shares	Value
Wynn Resorts Ltd. (a)	22,351	$ 1,298,370
Youbet.com, Inc. (a)	5,895	25,113
		34,725,552
Household Durables - 2.2%
Advanced Lighting Technologies, Inc. (a)	2,400	0
American Greetings Corp. Class A	24,712	657,833
Applica, Inc. (a)	6,082	30,714
Avatar Holdings, Inc. (a)	2,519	119,073
Bassett Furniture Industries, Inc.	3,260	64,255
Beazer Homes USA, Inc.	4,826	598,424
Blount International, Inc. (a)	8,644	150,665
Blyth, Inc.	13,597	398,528
Boston Acoustics, Inc.	4,180	57,475
Brillian Corp. (a)	1,316	4,053
Brookfield Homes Corp.	7,239	224,409
California Coastal Communities, Inc. (a)	3,836	85,504
Cavalier Homes, Inc. (a)	13,027	72,039
Cavco Industries, Inc. (a)	799	32,200
Champion Enterprises, Inc. (a)	28,223	324,000
Cobra Electronics Corp. (a)	1,132	9,169
Craftmade International, Inc.	2,794	49,454
CSS Industries, Inc.	3,326	106,864
D.R. Horton, Inc.	90,580	3,189,322
Department 56, Inc. (a)	2,649	44,848
Dixie Group, Inc. (a)	2,499	40,059
Dominion Homes, Inc. (a)	2,526	52,187
Emerson Radio Corp. (a)	9,263	28,715
Enesco Group, Inc. (a)	4,116	30,376
Ethan Allen Interiors, Inc.	14,688	579,442
Fedders Corp.	13,593	40,779
Flexsteel Industries, Inc.	3,192	55,892
Foamex International, Inc. (a)	8,514	34,652
Furniture Brands International, Inc.	22,839	554,759
Harman International Industries, Inc.	27,330	3,357,491
Helen of Troy Ltd. (a)	8,451	237,811
Hovnanian Enterprises, Inc. Class A (a)	13,157	529,832
Interface, Inc. Class A (a)	13,214	130,819
Jarden Corp. (a)	10,915	418,809
Kimball International, Inc. Class B	14,065	209,569
Knape & Vogt Manufacturing Co.	5,554	68,981
La-Z-Boy, Inc.	22,445	344,531
Lennar Corp. Class A	54,078	2,429,725
Levitt Corp. Class A	6,600	169,686
Libbey, Inc.	3,037	63,686
Lifetime Hoan Corp.	5,543	75,329
M.D.C. Holdings, Inc.	9,883	748,143
M/I Homes, Inc.	5,737	259,370
Meritage Homes Corp. (a)	4,729	442,634
Mestek, Inc. (a)	3,426	62,079
MITY Enterprises, Inc. (a)	3,184	47,601
Mohawk Industries, Inc. (a)	21,247	1,863,362
National Presto Industries, Inc.	1,847	83,854
NVR, Inc. (a)	2,250	1,554,525
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Oneida Ltd. (a)	5,004	$ 12,660
Orleans Homebuilders, Inc. (a)	4,454	81,998
Palm Harbor Homes, Inc. (a)	9,454	147,577
Russ Berrie & Co., Inc.	6,705	152,472
Ryland Group, Inc.	9,555	968,399
Salton, Inc. (a)	2,717	16,601
Skyline Corp.	2,444	101,059
Standard Pacific Corp.	12,584	704,830
Stanley Furniture Co., Inc.	1,809	83,214
Technical Olympic USA, Inc.	4,086	99,903
Tempur-Pedic International, Inc.	12,798	248,153
The L.S. Starrett Co. Class A	5,190	103,177
The Rowe Companies (a)	1,881	9,499
Toll Brothers, Inc. (a)	18,831	967,537
Tupperware Corp.	27,093	507,181
Universal Electronics, Inc. (a)	3,231	58,966
Virco Manufacturing Co. (a)	4,818	37,099
WCI Communities, Inc. (a)	16,768	429,596
WestPoint Stevens, Inc. (a)	16,200	146
William Lyon Homes, Inc. (a)	2,212	155,614
Yankee Candle Co., Inc. (a)	18,895	575,542
		26,194,750
Internet & Catalog Retail - 1.1%
1-800 CONTACTS, Inc. (a)	3,181	65,179
1-800-FLOWERS.com, Inc. Class A (a)	19,046	158,082
Alloy, Inc. (a)	11,330	50,985
Amazon.com, Inc. (a)	120,826	4,794,376
Audible, Inc. (a)	4,064	113,629
Blair Corp.	6,269	219,415
Blue Nile, Inc.	4,402	113,484
Bluefly, Inc. (a)	1,778	4,445
Coldwater Creek, Inc. (a)	10,105	264,751
Drugstore.com, Inc. (a)	21,155	68,754
Gaiam, Inc. Class A (a)	3,743	19,651
GSI Commerce, Inc. (a)	10,161	153,736
Hanover Direct, Inc. (a)	5,900	8,024
Hollywood Media Corp. (a)	3,462	15,544
IAC/InterActiveCorp (a)	206,141	5,089,621
Insight Enterprises, Inc. (a)	18,779	379,899
J. Jill Group, Inc. (a)	8,325	143,773
MediaBay, Inc. (a)	5,988	6,647
Netflix, Inc. (a)	17,962	204,408
Overstock.com, Inc. (a)	5,574	397,203
Paragon Financial Corp. (a)	29,504	1,475
PC Mall, Inc. (a)	3,555	86,387
PhotoWorks, Inc. (a)	8,140	3,012
Priceline.com, Inc. (a)	11,020	263,047
Provide Commerce, Inc.	4,254	145,912
RedEnvelope, Inc. (a)	5,119	58,454
Sportsmans Guide, Inc. (a)	2,646	64,245
Stamps.com, Inc.	6,269	96,981

	Shares	Value
Systemax, Inc. (a)	10,200	$ 70,380
ValueVision Media, Inc. Class A (a)	11,622	131,793
Varsity Group, Inc. (a)	4,794	28,812
		13,222,104
Leisure Equipment & Products - 0.5%
Action Performance Companies, Inc.	4,434	47,843
Adams Golf, Inc. (a)	9,544	13,075
Aldila, Inc.	300	3,903
Alliance Gaming Corp. (a)	15,827	191,348
Arctic Cat, Inc.	5,003	133,630
Boyds Collection, Ltd. (a)	13,297	46,672
Callaway Golf Co.	22,758	267,634
Concord Camera Corp. (a)	6,760	17,846
Escalade, Inc.	6,336	93,266
JAKKS Pacific, Inc. (a)	10,295	191,693
Johnson Outdoors, Inc. Class A (a)	1,929	39,024
K2, Inc. (a)	20,086	339,052
Leapfrog Enterprises, Inc. Class A (a)	8,584	120,176
Marine Products Corp.	7,588	198,806
MarineMax, Inc. (a)	5,886	173,048
Marvel Enterprises, Inc. (a)	35,473	653,767
Meade Instruments Corp. (a)	4,023	12,753
Nautilus Group, Inc.	13,448	293,032
Oakley, Inc.	14,586	177,220
Polaris Industries, Inc.	17,890	1,178,951
RC2 Corp. (a)	8,884	277,980
SCP Pool Corp.	22,388	705,894
Steinway Musical Instruments, Inc. (a)	3,201	90,492
Sturm Ruger & Co., Inc.	11,303	102,631
		5,369,736
Media - 5.7%
4Kids Entertainment, Inc. (a)	5,021	102,579
ACME Communications, Inc. (a)	6,362	37,409
ACT Teleconferencing, Inc. (a)	2,700	3,051
ADVO, Inc.	14,262	500,739
AMC Entertainment, Inc. (a)	13,676	264,357
APAC Customer Services, Inc. (a)	13,380	22,746
Arbitron, Inc. (a)	12,099	452,745
Ballantyne of Omaha, Inc. (a)	30	129
Beasley Broadcast Group, Inc. Class A (a)	4,117	72,253
Belo Corp. Series A	43,124	1,087,587
Brilliant Digital Entertainment, Inc. (a)	4,500	270
Cablevision Systems Corp. - NY Group Class A (a)	87,074	1,859,030
Cadmus Communications Corp.	4,716	65,463
Carmike Cinemas, Inc.	7,620	285,293
Catalina Marketing Corp.	19,619	551,294
Charter Communications, Inc. Class A (a)	97,245	210,049
Citadel Broadcasting Corp. (a)	24,894	383,865
Courier Corp.	3,444	174,198
Cox Communications, Inc. Class A (a)	86,919	3,013,482
Cox Radio, Inc. Class A (a)	13,011	206,875
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Crown Media Holdings, Inc. Class A (a)	4,844	$ 42,918
Cumulus Media, Inc. Class A (a)	21,267	324,960
Dex Media, Inc.	21,105	498,711
Digital Generation Systems, Inc. (a)	16,431	22,182
DreamWorks Animation SKG, Inc. Class A	14,552	537,842
E.W. Scripps Co. Class A	32,398	1,514,283
EchoStar Communications Corp. Class A	88,600	2,905,194
EMAK Worldwide, Inc. (a)	3,798	37,452
Emmis Communications Corp. Class A (a)	18,757	346,817
Entercom Communications Corp. Class A (a)	15,878	571,926
Entravision Communications Corp. Class A (a)	23,214	190,355
Fisher Communications, Inc. (a)	2,738	128,768
Fox Entertainment Group, Inc. Class A (a)	70,682	2,078,051
Franklin Electronic Publishers, Inc. (a)	2,339	10,292
Gemstar-TV Guide International, Inc. (a)	96,990	528,596
Getty Images, Inc. (a)	19,368	1,128,186
Granite Broadcasting Corp. (non vtg.) (a)	6,146	2,335
Gray Television, Inc.	15,819	237,285
Grey Global Group, Inc.	410	449,778
Harris Interactive, Inc. (a)	17,134	113,770
Harte-Hanks, Inc.	19,381	500,417
Hearst-Argyle Television, Inc.	9,144	235,001
Hollinger International, Inc. Class A	17,916	335,567
Image Entertainment, Inc. (a)	7,100	43,097
Insight Communications, Inc. Class A (a)	20,106	170,298
Insignia Systems, Inc. (a)	4,959	6,100
Interactive Data Corp. (a)	12,335	253,114
Interep National Radio Sales, Inc. Class A (a)	2,901	2,321
John Wiley & Sons, Inc. Class A	20,074	663,446
Journal Communications, Inc. Class A	29,223	512,571
Journal Register Co. (a)	13,102	247,759
K-Tel International, Inc. (a)	8,900	890
Knology, Inc.	9,513	32,725
Lakes Entertainment, Inc. (a)	8,578	119,663
Lamar Advertising Co. Class A (a)	34,097	1,344,786
Lee Enterprises, Inc.	16,122	768,697
Liberty Corp., South Carolina	6,093	265,655
Liberty Media Corp. Class A (a)	1,074,070	11,095,143
Liberty Media International, Inc. Class A (a)	56,587	2,436,636
LIN TV Corp. Class A (a)	9,562	172,307
LodgeNet Entertainment Corp. (a)	4,491	69,251
Martha Stewart Living Omnimedia, Inc. Class A (a)	5,240	123,769
Media General, Inc. Class A	7,697	478,753
Mediacom Communications Corp. Class A (a)	39,749	207,490

	Shares	Value
Metro-Goldwyn-Mayer, Inc.	34,660	$ 410,374
National Lampoon, Inc. (a)	1,200	3,600
Navarre Corp. (a)	8,023	136,632
New Frontier Media, Inc. (a)	3,930	31,794
Nexstar Broadcasting Group, Inc.	3,834	32,014
NTL, Inc. (a)	28,565	1,987,553
NTN Communications, Inc. (a)	16,316	45,032
Paxson Communications Corp. Class A (a)	15,438	17,754
Pegasus Communications Corp. Class A (a)	1,786	13,574
Penton Media, Inc. (a)	11,976	1,377
Pixar (a)	10,590	960,195
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,732	81,457
Point.360 (a)	2,433	5,985
PRIMEDIA, Inc. (a)	73,347	234,710
ProQuest Co. (a)	14,343	387,978
Pulitzer, Inc.	3,374	214,620
R.H. Donnelley Corp. (a)	13,963	763,776
Radio One, Inc. Class A (a)	33,132	459,872
Radio Unica Communications Corp. (a)	1,600	0
Reading International, Inc. Class A (a)	3,181	26,752
Regal Entertainment Group Class A	17,311	360,588
Regent Communication, Inc. (a)	13,099	74,795
Rentrak Corp. (a)	6,275	61,495
Saga Communications, Inc. Class A (a)	5,932	100,785
Salem Communications Corp. Class A (a)	6,831	167,769
Scholastic Corp. (a)	11,658	384,015
Sinclair Broadcast Group, Inc. Class A	15,377	110,868
Sirius Satellite Radio, Inc. (a)	510,636	3,390,623
Spanish Broadcasting System, Inc. Class A (a)	18,581	198,631
SPAR Group, Inc. (a)	4,346	6,602
The DIRECTV Group, Inc. (a)	382,267	6,112,449
The McClatchy Co. Class A	9,032	633,143
The Reader's Digest Association, Inc. (non-vtg.)	33,962	485,657
theglobe.com, Inc. (a)	7,111	3,342
Thomas Nelson, Inc.	4,973	122,833
TiVo, Inc. (a)	26,766	126,068
Traffix, Inc.	3,088	20,226
UnitedGlobalCom, Inc. Class A (a)	162,057	1,349,935
Valassis Communications, Inc. (a)	20,201	685,824
Value Line, Inc.	523	20,921
Washington Post Co. Class B	3,015	2,828,070
Westwood One, Inc. (a)	28,847	646,750
World Wrestling Entertainment, Inc. Class A	10,638	127,656
XM Satellite Radio Holdings, Inc. Class A (a)	83,597	3,085,565
Young Broadcasting, Inc. Class A (a)	4,865	47,482
		68,015,712
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
99 Cents Only Stores (a)	22,074	$ 329,344
Conn's, Inc.	6,864	121,699
Dollar Tree Stores, Inc. (a)	50,180	1,396,509
Fred's, Inc. Class A	13,044	226,053
Gottschalks, Inc. (a)	300	2,700
Kmart Holding Corp. (a)	15,095	1,552,219
Neiman Marcus Group, Inc. Class A	19,074	1,245,723
Retail Ventures, Inc. (a)	8,844	64,827
Saks, Inc.	57,501	799,839
ShopKo Stores, Inc. (a)	11,216	200,542
The Bon-Ton Stores, Inc.	6,038	84,532
Tuesday Morning Corp. (a)	11,023	369,160
		6,393,147
Specialty Retail - 3.3%
Aaron Rents, Inc.	15,888	385,443
Abercrombie & Fitch Co. Class A	38,440	1,750,942
AC Moore Arts & Crafts, Inc. (a)	7,682	221,165
Advance Auto Parts, Inc. (a)	30,857	1,273,160
Aeropostale, Inc. (a)	21,049	599,897
America's Car Mart, Inc. (a)	2,015	73,951
American Eagle Outfitters, Inc.	20,598	860,378
AnnTaylor Stores Corp. (a)	27,586	605,237
Asbury Automotive Group, Inc. (a)	11,092	153,957
Barnes & Noble, Inc. (a)	21,011	568,978
bebe Stores, Inc.	2,083	75,571
Big 5 Sporting Goods Corp.	8,103	220,645
Big Dog Holdings, Inc. (a)	2,572	16,152
Blockbuster, Inc. Class A	70,150	594,872
Books-A-Million, Inc.	7,672	70,736
Borders Group, Inc.	30,003	683,468
Brookstone Co., Inc. (a)	5,881	107,622
Building Material Holding Corp.	4,772	173,939
Burlington Coat Factory Warehouse Corp.	7,377	171,958
Cabela's, Inc. Class A	3,230	69,284
Cache, Inc. (a)	6,059	100,034
CarMax, Inc. (a)	41,408	1,153,213
Casual Male Retail Group, Inc. (a)	9,009	38,919
Charlotte Russe Holding, Inc. (a)	9,874	115,032
Charming Shoppes, Inc. (a)	47,005	439,497
Chico's FAS, Inc. (a)	36,852	1,422,487
Christopher & Banks Corp.	15,833	312,385
Claire's Stores, Inc.	33,624	684,248
Cost Plus, Inc. (a)	8,645	274,738
CSK Auto Corp. (a)	21,658	332,234
Deb Shops, Inc.	3,517	86,694
Dick's Sporting Goods, Inc. (a)	9,886	355,896
Dress Barn, Inc. (a)	9,963	171,065
E Com Ventures, Inc. (a)	1,076	12,794
Electronics Boutique Holding Corp. (a)	7,459	290,528
Emerging Vision, Inc. (a)	5,700	1,083

	Shares	Value
Finish Line, Inc. Class A	16,130	$ 296,792
Finlay Enterprises, Inc. (a)	2,122	41,209
Foot Locker, Inc.	59,270	1,539,835
GameStop Corp.:
Class A (a)	17,019	358,931
Class B (a)	8,927	189,431
Gander Mountain Co.	2,718	35,657
Genesco, Inc. (a)	7,347	217,324
Goody's Family Clothing, Inc.	14,429	140,538
Group 1 Automotive, Inc. (a)	6,890	203,324
Guess?, Inc. (a)	3,053	44,269
Guitar Center, Inc. (a)	8,961	433,533
Gymboree Corp. (a)	10,974	129,383
Hancock Fabrics, Inc.	6,826	68,192
Haverty Furniture Companies, Inc.	7,633	153,805
Hibbett Sporting Goods, Inc. (a)	6,421	159,048
Hollywood Entertainment Corp. (a)	31,213	396,093
Hot Topic, Inc. (a)	19,605	320,934
Jo-Ann Stores, Inc. (a)	7,558	207,996
Jos. A. Bank Clothiers, Inc. (a)	4,035	106,121
Kirkland's, Inc. (a)	4,549	43,670
Linens 'N Things, Inc. (a)	18,077	449,033
Lithia Motors, Inc. Class A (sub. vtg.)	6,077	154,234
Major Automotive Companies, Inc. (a)	1,420	1,136
Michaels Stores, Inc.	55,393	1,513,891
Monro Muffler Brake, Inc. (a)	3,653	89,681
Mothers Work, Inc. (a)	1,684	21,707
Movie Gallery, Inc.	10,646	185,560
New York & Co., Inc.	5,028	116,901
O'Reilly Automotive, Inc. (a)	22,260	969,200
Pacific Sunwear of California, Inc. (a)	29,612	657,683
Party City Corp. (a)	4,304	55,048
Payless ShoeSource, Inc. (a)	33,037	385,872
PETCO Animal Supplies, Inc. (a)	16,410	593,386
PETsMART, Inc.	58,132	1,992,184
Pier 1 Imports, Inc.	30,845	562,613
Pomeroy IT Solutions, Inc. (a)	3,930	53,684
Regis Corp.	19,923	889,562
Rent-A-Center, Inc. (a)	32,890	838,366
Rent-Way, Inc. (a)	6,653	56,417
Restoration Hardware, Inc. (a)	8,795	44,767
Rex Stores Corp. (a)	2,776	48,858
Ross Stores, Inc.	60,256	1,620,886
Rush Enterprises, Inc. Class B (a)	2,627	42,347
Select Comfort Corp. (a)	11,000	214,390
Sharper Image Corp. (a)	4,600	88,136
Shoe Carnival, Inc. (a)	3,930	51,247
Sonic Automotive, Inc. Class A (sub. vtg.)	9,507	236,059
Sports Authority, Inc. (a)	8,052	229,563
Stage Stores, Inc. (a)	6,482	265,697
Stein Mart, Inc. (a)	15,865	263,835
Syms Corp. (a)	3,930	48,693
Talbots, Inc.	9,183	262,817
TBC Corp. (a)	7,182	191,544
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Bombay Company, Inc. (a)	12,084	$ 83,621
The Buckle, Inc.	7,245	223,146
The Cato Corp. Class A (sub. vtg.)	9,142	243,909
The Children's Place Retail Stores, Inc. (a)	7,649	242,167
The Men's Wearhouse, Inc. (a)	14,068	445,252
The Pantry, Inc. (a)	5,677	156,231
The Pep Boys - Manny, Moe & Jack	23,195	365,321
Too, Inc. (a)	11,993	304,622
Tractor Supply Co. (a)	14,813	469,868
Trans World Entertainment Corp. (a)	16,560	186,797
Tweeter Home Entertainment Group, Inc. (a)	5,520	35,383
Ultimate Electronics, Inc. (a)	3,555	10,878
United Auto Group, Inc.	9,086	259,133
United Retail Group, Inc. (a)	2,807	11,649
Urban Outfitters, Inc. (a)	24,094	1,023,995
Weight Watchers International, Inc. (a)	16,314	646,850
West Marine, Inc. (a)	7,073	163,386
Wet Seal, Inc. Class A (a)	7,568	12,563
Whitehall Jewellers, Inc. (a)	4,164	34,478
Williams-Sonoma, Inc. (a)	37,160	1,360,428
Wilsons Leather Experts, Inc. (a)	6,316	31,580
Winmark Corp. (a)	2,614	69,663
YouthStream Media Networks, Inc. (a)	1,300	208
Zale Corp. (a)	19,597	573,212
Zones, Inc. (a)	3,275	20,076
		39,723,700
Textiles, Apparel & Luxury Goods - 0.7%
Ashworth, Inc. (a)	4,840	43,802
Brown Shoe Co., Inc.	5,466	155,890
Candies, Inc. (a)	9,733	45,356
Carter's, Inc.	9,051	317,690
Charles & Colvard Ltd. (a)	4,210	40,159
Cherokee, Inc.	3,331	97,931
Columbia Sportswear Co. (a)	5,755	327,460
Culp, Inc. (a)	4,772	28,727
Cutter & Buck, Inc.	1,098	16,338
Deckers Outdoor Corp. (a)	4,587	199,626
Delta Apparel, Inc.	3,327	76,022
Delta Woodside Industries, Inc. (a)	200	132
DHB Industries, Inc. (a)	10,397	193,384
Everlast Worldwide, Inc. (a)	200	716
Fossil, Inc. (a)	14,151	382,785
G-III Apparel Group Ltd. (a)	4,576	28,142
Haggar Corp.	3,480	76,908
Hampshire Group Ltd. (a)	936	28,922
Hartmarx Corp. (a)	12,514	100,988
Innovo Group, Inc. (a)	3,410	7,911
K-Swiss, Inc. Class A	10,498	284,412
Kellwood Co.	11,319	394,014

	Shares	Value
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	$ 197,666
Mossimo, Inc. (a)	2,730	9,855
Movado Group, Inc.	6,936	127,622
Oshkosh B'Gosh, Inc. Class A	3,209	65,785
Oxford Industries, Inc.	4,904	200,083
Perry Ellis International, Inc. (a)	2,111	40,299
Phillips-Van Heusen Corp.	11,326	309,200
Polo Ralph Lauren Corp. Class A	24,318	957,886
Quaker Fabric Corp. (a)	5,848	33,626
Quiksilver, Inc. (a)	23,021	682,573
Rocky Shoes Boots, Inc. (a)	2,631	54,725
Russell Corp.	10,346	189,746
Samsonite Corp. (a)	2,743	2,386
Saucony, Inc. Class B	3,478	85,698
Skechers U.S.A., Inc. Class A (a)	9,818	113,987
Sport-Haley, Inc. (a)	100	446
Steven Madden Ltd. (a)	3,930	74,120
Stride Rite Corp.	15,092	166,163
Superior Uniform Group, Inc.	4,343	60,455
Tandy Brands Accessories, Inc.	1,058	15,118
Tarrant Apparel Group (a)	9,692	18,027
Timberland Co. Class A (a)	8,216	520,319
Tropical Sportswear International Corp. (a)	3,275	4,618
Unifi, Inc. (a)	11,964	44,506
Unifirst Corp. (a)	2,378	65,728
Warnaco Group, Inc. (a)	18,493	367,456
Weyco Group, Inc. (a)	561	22,631
Wolverine World Wide, Inc.	16,633	498,158
		7,776,197
TOTAL CONSUMER DISCRETIONARY		212,365,258
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	3,368	73,355
Chalone Wine Group, Ltd. (a)	1,975	23,366
Coca-Cola Bottling Co. Consolidated	2,129	111,602
Constellation Brands, Inc. Class A (sub. vtg.) (a)	38,570	1,724,079
Hansen Natural Corp. (a)	2,092	70,710
MGP Ingredients, Inc.	3,212	30,000
National Beverage Corp.	11,130	104,733
PepsiAmericas, Inc.	28,070	592,558
Robert Mondavi Corp. Class A (a)	4,346	244,680
Vermont Pure Holdings Ltd. (a)	4,384	7,804
		2,982,887
Food & Staples Retailing - 0.7%
7-Eleven, Inc. (a)	12,080	285,088
Arden Group, Inc. Class A	749	73,964
BJ's Wholesale Club, Inc. (a)	27,038	802,758
Casey's General Stores, Inc.	20,224	391,739
Central European Distribution Corp. (a)	5,516	145,016
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Chronimed, Inc. (a)	3,717	$ 24,495
Foodarama Supermarkets (a)	590	23,453
Fresh Brands, Inc. (a)	3,849	29,252
Ingles Markets, Inc. Class A	7,689	98,342
Longs Drug Stores Corp.	12,136	324,031
Marsh Supermarkets, Inc. Class B	3,767	48,180
Nash-Finch Co.	5,652	209,746
NeighborCare, Inc. (a)	17,712	497,530
Pathmark Stores, Inc. (a)	7,076	38,989
Performance Food Group Co. (a)	19,765	518,634
Pricesmart, Inc. (a)	1,403	11,154
Rite Aid Corp. (a)	209,927	770,432
Ruddick Corp.	14,547	317,270
Smart & Final, Inc. (a)	8,436	122,153
Spartan Stores, Inc. (a)	7,298	37,950
The Great Atlantic & Pacific Tea Co. (a)	9,076	68,615
Topps Co., Inc.	25,992	259,140
United Natural Foods, Inc. (a)	11,906	334,916
Weis Markets, Inc.	2,528	97,075
Whole Foods Market, Inc.	24,794	2,250,551
Wild Oats Markets, Inc. (a)	12,280	87,925
		7,868,398
Food Products - 1.7%
Alico, Inc.	3,393	189,194
American Italian Pasta Co. Class A	5,875	113,153
Bridgford Foods Corp. (a)	4,789	39,653
Bunge Ltd.	43,236	2,279,402
Calavo Growers, Inc.	7,029	82,310
Chiquita Brands International, Inc. (a)	17,118	338,594
Corn Products International, Inc.	13,225	719,705
Darling International, Inc. (a)	19,466	80,200
Dean Foods Co. (a)	65,138	2,062,920
Del Monte Foods Co. (a)	78,876	855,805
Delta & Pine Land Co.	15,932	425,384
Farmer Brothers Co.	6,050	160,688
Flowers Foods, Inc.	17,735	541,450
Fresh Del Monte Produce, Inc.	8,732	240,130
Galaxy Nutritional Foods, Inc. (a)	5,579	9,931
Gardenburger, Inc. (a)	5,600	560
Gold Kist, Inc. Delaware	9,439	131,967
Green Mountain Coffee Roasters, Inc. (a)	2,713	65,058
Griffin Land & Nurseries, Inc.	1,112	29,357
Hain Celestial Group, Inc. (a)	10,731	208,503
Hines Horticulture, Inc. (a)	5,290	20,367
Hormel Foods Corp.	29,612	906,423
J&J Snack Foods Corp. (a)	2,433	114,205
John B. Sanfilippo & Son, Inc.	4,719	104,762
Kraft Foods, Inc. Class A	107,478	3,675,748
Lancaster Colony Corp.	12,185	532,241

	Shares	Value
Lance, Inc.	14,940	$ 278,482
Lifeway Foods, Inc. (a)	4,862	45,362
M&F Worldwide Corp. (a)	6,406	83,598
Maui Land & Pineapple, Inc. (a)	3,029	98,745
Monterey Gourmet Foods, Inc. (a)	4,304	13,773
Northland Cranberries, Inc. Class A (a)	31,116	25,204
Omega Protein Corp. (a)	5,131	43,152
Peet's Coffee & Tea, Inc. (a)	4,210	106,429
Pilgrims Pride Corp. Class B	6,393	214,166
Poore Brothers, Inc. (a)	3,448	10,827
Ralcorp Holdings, Inc.	11,819	486,943
Sanderson Farms, Inc.	9,699	361,288
Seaboard Corp.	93	69,750
Smithfield Foods, Inc. (a)	34,896	1,013,729
Tasty Baking Co.	4,304	36,024
The J.M. Smucker Co.	22,088	1,004,562
Tootsie Roll Industries, Inc.	8,484	263,428
Tyson Foods, Inc. Class A	134,625	2,206,504
Zapata Corp. (a)	861	54,260
		20,343,936
Household Products - 0.3%
Central Garden & Pet Co. Class A (a)	5,613	217,223
Church & Dwight Co., Inc.	24,619	768,605
Energizer Holdings, Inc. (a)	30,558	1,427,059
Ionatron, Inc. (a)	2,900	27,840
Katy Industries, Inc. (a)	1,778	9,601
Oil-Dri Corp. of America	4,520	72,320
Rayovac Corp. (a)	14,018	416,054
WD-40 Co.	5,608	163,810
		3,102,512
Personal Products - 0.4%
Carrington Laboratories, Inc. (a)	5,146	23,723
Chattem, Inc. (a)	6,665	241,406
Del Laboratories, Inc. (a)	3,153	107,990
Elizabeth Arden, Inc. (a)	8,382	191,110
Estee Lauder Companies, Inc. Class A	49,511	2,160,660
Integrated Biopharma, Inc. (a)	2,198	15,628
Inter Parfums, Inc.	6,365	106,486
Mannatech, Inc.	7,829	180,067
MediFast, Inc. (a)	1,591	5,473
Nature's Sunshine Products, Inc.	4,464	74,727
NBTY, Inc. (a)	22,954	598,181
Nu Skin Enterprises, Inc. Class A	21,855	491,300
Playtex Products, Inc. (a)	21,944	164,580
Reliv International, Inc.	10,690	87,337
Revlon, Inc. Class A (a)	66,788	140,923
USANA Health Sciences, Inc. (a)	6,765	200,988
Weider Nutrition International, Inc. Class A (a)	11,731	49,739
		4,840,318
Tobacco - 0.1%
DIMON, Inc.	11,854	77,170
Standard Commercial Corp.	4,210	79,232
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Star Scientific, Inc. (a)	16,374	$ 107,905
Universal Corp.	9,235	449,560
Vector Group Ltd.	14,541	238,472
		952,339
TOTAL CONSUMER STAPLES		40,090,390
ENERGY - 6.3%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	5,042	264,352
Cal Dive International, Inc. (a)	14,713	633,542
Carbo Ceramics, Inc.	5,380	418,026
Cooper Cameron Corp. (a)	21,964	1,146,301
Dawson Geophysical Co. (a)	4,846	113,154
Diamond Offshore Drilling, Inc.	26,677	999,320
Dril-Quip, Inc. (a)	4,548	108,561
ENSCO International, Inc.	62,121	1,945,009
FMC Technologies, Inc. (a)	24,139	792,966
Friede Goldman Halter, Inc. (a)	21,668	7
Global Industries Ltd. (a)	37,546	322,145
GlobalSantaFe Corp.	77,299	2,427,189
Grant Prideco, Inc. (a)	49,456	1,065,777
Grey Wolf, Inc. (a)	76,395	420,173
Gulf Island Fabrication, Inc.	3,684	78,359
Gulfmark Offshore, Inc. (a)	10,032	208,766
Hanover Compressor Co. (a)	34,905	509,613
Helmerich & Payne, Inc.	18,489	603,296
Horizon Offshore, Inc. (a)	4,863	1,702
Hornbeck Offshore Services, Inc.	8,107	163,761
Hydril Co. (a)	7,297	342,302
Infinity, Inc. (a)	5,988	38,078
Input/Output, Inc. (a)	22,241	195,054
Key Energy Services, Inc. (a)	55,098	689,827
Lone Star Technologies, Inc. (a)	10,692	335,729
Lufkin Industries, Inc.	1,900	76,494
Matrix Service Co. (a)	3,632	27,058
Maverick Tube Corp. (a)	18,996	602,173
Metretek Technologies, Inc. (a)	2,400	5,040
Mitcham Industries, Inc. (a)	400	3,000
NATCO Group, Inc. Class A (a)	2,713	23,006
National-Oilwell, Inc. (a)	34,910	1,263,742
Newpark Resources, Inc. (a)	28,026	160,309
NS Group, Inc. (a)	4,935	109,360
Oceaneering International, Inc. (a)	10,914	419,098
Offshore Logistics, Inc. (a)	10,557	400,110
Oil States International, Inc. (a)	10,520	214,292
Parker Drilling Co. (a)	44,390	193,984
Patterson-UTI Energy, Inc.	68,219	1,364,380
Petroleum Helicopters, Inc. (non-vtg.) (a)	512	12,288
Pride International, Inc. (a)	45,336	886,772
Royale Energy, Inc. (a)	5,582	42,814

	Shares	Value
RPC, Inc.	4,746	$ 129,329
Seabulk International, Inc. (a)	10,544	125,684
SEACOR SMIT, Inc. (a)	6,942	385,281
Smith International, Inc. (a)	42,045	2,546,666
Superior Energy Services, Inc. (a)	32,698	480,007
T-3 Energy Services, Inc. (a)	4,721	31,583
TETRA Technologies, Inc. (a)	12,596	382,918
Tidewater, Inc.	19,771	670,830
TODCO Class A	11,171	195,604
Torch Offshore, Inc. (a)	9,245	18,296
Trico Marine Services, Inc. (a)	11,321	3,962
Unit Corp. (a)	13,754	544,933
Universal Compression Holdings, Inc. (a)	9,324	347,785
Varco International, Inc. (a)	39,322	1,169,436
Veritas DGC, Inc. (a)	13,420	314,028
W-H Energy Services, Inc. (a)	10,942	250,134
Weatherford International Ltd. (a)	54,913	2,931,256
		30,154,661
Oil & Gas - 3.8%
Abraxas Petroleum Corp. (a)	7,953	19,962
APCO Argentina, Inc.	2,706	92,004
Atlas America, Inc.	1,785	56,656
ATP Oil & Gas Corp. (a)	10,098	143,897
Berry Petroleum Co. Class A	9,887	457,768
BP Prudhoe Bay Royalty Trust	8,577	426,277
Brigham Exploration Co. (a)	12,282	114,837
Buckeye Partners LP	8,566	351,806
Cabot Oil & Gas Corp. Class A	13,417	649,114
Callon Petroleum Co. (a)	3,188	44,664
Carrizo Oil & Gas, Inc. (a)	5,427	52,479
Castle Energy Corp.	4,491	56,587
Chaparral Resources, Inc. (a)	13,947	23,013
Chesapeake Energy Corp.	111,763	2,011,734
Cimarex Energy Co. (a)	15,304	614,915
Clayton Williams Energy, Inc. (a)	2,328	53,288
Comstock Resources, Inc. (a)	16,450	357,130
CREDO Petroleum Corp. (a)	1,419	18,688
Cross Timbers Royalty Trust	1,715	70,744
Crosstex Energy LP	846	26,251
Crosstex Energy, Inc.	4,793	193,014
Delta Petroleum Corp. (a)	14,179	223,036
Denbury Resources, Inc. (a)	23,227	672,422
Dorchester Minerals LP	6,550	158,183
Double Eagle Petroleum Co. (a)	1,401	28,104
Edge Petroleum Corp. (a)	6,928	105,998
Enbridge Energy Management LLC (a)	2,581	122,985
Encore Acquisition Co. (a)	5,082	178,937
Energy Partners Ltd. (a)	12,303	238,309
Enterprise Products Partners LP	65,000	1,591,850
Evans Systems, Inc. (a)	3,400	119
Forest Oil Corp. (a)	23,502	799,773
Frontier Oil Corp.	14,748	393,034
FX Energy, Inc. (a)	10,017	100,571
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
General Maritime Corp. (a)	13,631	$ 619,529
Giant Industries, Inc. (a)	4,535	126,980
Goodrich Petroleum Corp. (a)	3,131	50,566
GSV, Inc. (a)	700	175
Harken Energy Corp. (a)	45,664	27,398
Harvest Natural Resources, Inc. (a)	12,476	227,687
Holly Corp.	13,600	383,112
Houston Exploration Co. (a)	8,786	526,281
Hugoton Royalty Trust	8,323	242,366
K-Sea Transn Partners L P	4,670	158,547
Kaneb Services LLC	4,043	173,970
KCS Energy, Inc. (a)	21,397	306,619
KFX, Inc. (a)	18,436	277,646
Kinder Morgan Management LLC (a)	14,711	600,944
Magellan Midstream Partners LP	3,462	201,558
Magnum Hunter Resources, Inc. (a)	36,437	488,256
Maritrans, Inc.	2,984	53,861
Markwest Energy Partners LP	1,943	92,370
Markwest Hydrocarbon, Inc.	3,848	67,571
McMoRan Exploration Co. (a)	14,526	227,913
Meridian Resource Corp. (a)	34,825	237,855
Mission Resources Corp. (a)	10,011	62,168
Murphy Oil Corp.	37,103	3,165,257
National Energy Group, Inc. (a)	5,079	13,205
Newfield Exploration Co. (a)	25,134	1,579,672
Noble Energy, Inc.	22,862	1,458,367
OMI Corp.	35,188	751,968
Overseas Shipholding Group, Inc.	12,140	797,477
Pacific Energy Partners LP	2,620	73,596
Parallel Petroleum Corp. (a)	10,742	59,833
Patina Oil & Gas Corp.	26,140	867,848
Penn Octane Corp. (a)	4,809	5,675
Penn Virginia Corp.	6,948	301,960
Petroleum Development Corp. (a)	6,673	274,394
Petroquest Energy, Inc. (a)	13,660	68,846
Pioneer Natural Resources Co.	60,300	2,122,560
Plains Exploration & Production Co. (a)	29,340	822,400
Pogo Producing Co.	22,966	1,159,783
Premcor, Inc.	34,051	1,516,972
Quicksilver Resources, Inc. (a)	13,004	447,338
Range Resources Corp.	26,835	556,558
Remington Oil & Gas Corp. (a)	9,453	273,664
Rentech, Inc. (a)	26,916	35,798
Resource America, Inc. Class A	8,687	255,658
Rio Vista Energy Partners LP (a)	601	6,611
Southwestern Energy Co. (a)	14,327	786,552
Spinnaker Exploration Co. (a)	11,170	405,136
St. Mary Land & Exploration Co.	11,865	510,076
Stone Energy Corp. (a)	11,918	571,826
Sunoco Logistics Partners LP	2,807	113,291
Swift Energy Co. (a)	12,736	386,410

	Shares	Value
Syntroleum Corp. (a)	20,072	$ 139,099
TC Pipelines LP	5,010	192,885
TEPPCO Partners LP	18,928	742,924
Tesoro Petroleum Corp. (a)	30,341	1,004,894
The Exploration Co. of Delaware, Inc. (a)	7,579	46,232
Tipperary Corp. (a)	6,819	32,117
TransMontaigne, Inc. (a)	20,850	113,216
Ultra Petroleum Corp. (a)	29,914	1,575,271
Valero LP	2,901	173,306
Vintage Petroleum, Inc.	21,721	526,734
Western Gas Resources, Inc.	27,275	845,525
Whiting Petroleum Corp. New	14,984	510,055
World Fuel Services Corp.	7,664	315,757
XTO Energy, Inc.	104,600	3,802,210
		45,010,477
TOTAL ENERGY		75,165,138
FINANCIALS - 25.8%
Capital Markets - 1.4%
A.G. Edwards, Inc.	35,266	1,378,901
Affiliated Managers Group, Inc. (a)	11,843	750,609
Ameritrade Holding Corp. (a)	120,797	1,682,702
Apollo Investment Corp.	25,146	370,904
BlackRock, Inc. Class A	6,718	500,894
Calamos Asset Management, Inc. Class A	8,000	189,760
Eaton Vance Corp. (non-vtg.)	24,012	1,151,375
Firstcity Financial Corp. (a)	5,260	47,077
Gabelli Asset Management, Inc. Class A	2,893	140,021
Greenhill & Co., Inc.	4,473	121,666
Harris & Harris Group, Inc. (a)	5,146	75,955
Investment Technology Group, Inc. (a)	25,418	426,006
Investors Financial Services Corp.	29,176	1,279,076
J Net Enterprises, Inc. (a)	5,333	14,132
JB Oxford Holdings, Inc. (a)	1,070	3,114
Jefferies Group, Inc.	20,895	848,755
Knight Trading Group, Inc. (a)	47,714	544,417
LaBranche & Co., Inc. (a)	17,755	142,218
Legg Mason, Inc.	41,279	2,812,751
Maxcor Financial Group, Inc.	1,193	10,856
MCG Capital Corp.	20,108	341,836
National Financial Partners Corp.	10,919	379,326
Nuveen Investments, Inc. Class A	6,382	227,837
Olympic Cascade Financial Corp. (a)	1,000	600
Piper Jaffray Companies (a)	10,319	474,777
Raymond James Financial, Inc.	22,990	680,044
Sanders Morris Harris Group, Inc.	8,833	134,703
SEI Investments Co.	29,958	1,171,657
Siebert Financial Corp. (a)	7,668	23,763
Stifel Financial Corp. (a)	3,778	90,861
SWS Group, Inc.	4,057	85,765
TradeStation Group, Inc. (a)	11,535	85,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	32,254	$ 732,166
Westwood Holdings Group, Inc. (a)	3,071	58,595
		16,978,709
Commercial Banks - 6.2%
1st Source Corp.	6,554	172,043
ABC Bancorp	1,871	38,730
Abigail Adams National Bancorp, Inc.	2,773	50,191
Alabama National Bancorp, Delaware	5,877	371,603
Amcore Financial, Inc.	7,693	250,253
American National Bankshares, Inc.	2,434	59,876
American Pacific Bank of Oregon Class B (a)	5,049	59,326
AmericanWest Bancorp (a)	1,852	38,892
AmeriServ Financial, Inc. (a)	8,597	44,704
Arrow Financial Corp.	5,774	185,403
Associated Banc-Corp.	46,671	1,550,877
Banc Corp. (a)	2,620	20,593
BancFirst Corp.	2,840	201,612
BancorpSouth, Inc.	28,887	718,131
BancTrust Financial Group, Inc.	4,917	104,732
Bank of Granite Corp.	5,074	110,106
Bank of Hawaii Corp.	20,268	984,011
Bank of the Ozarks, Inc.	5,292	188,660
Banknorth Group, Inc.	69,379	2,495,563
Banner Corp.	3,953	130,528
Bar Harbor Bankshares	2,569	72,446
Bay View Capital Corp.	1,367	23,512
BOK Financial Corp. (a)	6,099	297,631
Boston Private Financial Holdings, Inc.	15,145	410,278
Bryn Mawr Bank Corp.	2,058	40,995
Camden National Corp.	3,305	125,425
Capital Bank Corp.	4,787	79,704
Capital City Bank Group, Inc.	4,517	198,748
Capital Corp. of the West	2,482	127,798
Capitol Bancorp Ltd.	5,097	176,866
Cardinal Financial Corp. (a)	17,899	179,348
Cascade Bancorp	8,012	174,662
Cascade Financial Corp.	1,403	26,685
Cathay General Bancorp	19,984	773,780
Cavalry Bancorp, Inc.	1,123	23,908
Center Bancorp, Inc.	1,276	16,435
Central Coast Bancorp (a)	2,058	47,849
Central Pacific Financial Corp.	8,014	267,908
Century Bancorp, Inc. Class A (non-vtg.)	2,001	62,151
Chemical Financial Corp.	8,850	370,815
Chester Valley Bancorp, Inc.	770	16,462
Chittenden Corp.	19,494	574,683
Citizens Banking Corp.	14,298	501,860
City Holding Co.	8,606	317,734
City National Corp.	17,557	1,200,899
CoBiz, Inc.	10,647	234,234

	Shares	Value
Colonial Bancgroup, Inc.	50,341	$ 1,068,739
Columbia Bancorp	5,663	205,284
Columbia Banking Systems, Inc.	5,493	139,467
Commerce Bancorp, Inc., New Jersey	31,301	1,955,373
Commerce Bancshares, Inc.	27,269	1,333,727
Commercial Bankshares, Inc.	2,677	101,057
Community Bank of Northern Virginia	1,888	31,530
Community Bank System, Inc.	12,465	345,281
Community Banks, Inc.	5,010	146,893
Community Bankshares, Inc., South Carolina	3,531	64,370
Community Trust Bancorp, Inc.	5,167	172,991
Compass Bancshares, Inc.	48,320	2,249,779
Cullen/Frost Bankers, Inc.	20,377	976,262
CVB Financial Corp.	16,430	446,567
East West Bancorp, Inc.	18,891	783,410
Eastern Virgina Bankshares, Inc.	3,012	71,655
Exchange National Bancshares, Inc.	655	19,008
Farmers Capital Bank Corp.	1,684	63,992
Fidelity Southern Corp.	4,918	89,163
Financial Institutions, Inc.	5,570	142,035
First Bancorp, North Carolina	4,624	130,952
First Bancorp, Puerto Rico	14,250	913,710
First Charter Corp.	11,628	318,491
First Citizen Bancshares, Inc.	1,997	271,722
First Commonwealth Financial Corp.	31,174	478,521
First Community Bancorp, California	4,995	209,890
First Financial Bancorp, Ohio	15,708	268,293
First Financial Bankshares, Inc.	4,678	203,493
First Financial Corp., Indiana	6,060	220,099
First Indiana Corp.	5,116	118,538
First M&F Corp.	842	28,628
First Mariner Bancorp, Inc. (a)	999	17,173
First Merchants Corp.	7,172	193,285
First Midwest Bancorp, Inc., Delaware	17,518	657,626
First National Bankshares of Florida, Inc.	20,328	522,226
First Oak Brook Bancshares, Inc.	3,857	126,510
First of Long Island Corp.	936	45,986
First Republic Bank, California	6,598	339,071
First South Bancorp, Inc., Virginia	1,404	35,788
First State Bancorp.	3,040	114,213
First United Corp.	936	19,048
FirstMerit Corp.	28,006	766,524
Flag Financial Corp.	1,310	18,668
FNB Corp., North Carolina	842	16,461
FNB Corp., Pennsylvania	19,006	403,497
FNB Corp., Virginia	3,618	104,922
FNB Financial Services Corp.	3,828	80,388
Foothill Independent Bancorp	3,380	77,977
Frontier Financial Corp., Washington	8,995	358,541
Fulton Financial Corp.	44,660	1,000,384
German American Bancorp	5,749	97,733
Glacier Bancorp, Inc.	11,183	387,044
Gold Banc Corp., Inc.	22,069	330,152
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Great Southern Bancorp, Inc.	5,120	$ 209,920
Greater Bay Bancorp	20,978	609,411
Greater Community Bancorp	4,208	62,278
Hancock Holding Co.	12,578	427,652
Hanmi Financial Corp.	9,855	366,409
Harleysville National Corp., Pennsylvania	14,093	396,859
Harrington West Financial Group, Inc.	4,000	70,560
Heritage Commerce Corp. (a)	8,124	158,905
Hibernia Corp. Class A	62,495	1,807,355
Hudson United Bancorp	19,736	802,268
IBERIABANK Corp.	2,369	153,037
Independent Bank Corp., Massachusetts	4,988	172,385
Independent Bank Corp., Michigan	11,711	352,501
Integra Bank Corp.	5,959	136,342
Interchange Financial Services Corp.	4,407	117,667
International Bancshares Corp.	17,035	673,734
Irwin Financial Corp.	8,888	236,510
Lakeland Financial Corp.	1,123	44,752
Leesport Financial Corp.	1,773	40,460
LSB Bancshares, Inc.	1,871	31,526
Main Street Banks, Inc.	7,229	229,015
MainSource Financial Group, Inc.	2,652	65,239
MB Financial, Inc.	10,501	443,142
Mercantile Bankshares Corp.	29,480	1,518,220
Merchants Bancshares, Inc.	2,649	78,675
Merrill Merchants Bancshares, Inc.	2,361	51,942
Metrocorp Bancshares, Inc.	2,855	61,811
Mid-State Bancshares	8,638	257,758
Midsouth Bancorp, Inc.	1,930	66,875
Midwest Banc Holdings, Inc.	7,162	165,299
MidWestOne Financial Group, Inc.	3,499	63,157
Nara Bancorp, Inc.	10,184	211,420
National Penn Bancshares, Inc.	11,773	339,062
NBT Bancorp, Inc.	12,074	306,559
North Valley Bancorp	4,804	92,477
Northern States Financial Corp.	2,836	77,990
Northrim Bancorp, Inc.	936	20,920
Oak Hill Financial, Inc.	1,403	53,440
Old National Bancorp	26,446	687,067
Old Second Bancorp, Inc.	8,393	273,528
Omega Financial Corp.	7,364	260,023
Oriental Financial Group, Inc.	6,294	190,834
PAB Bankshares, Inc.	1,403	18,800
Pacific Capital Bancorp	16,404	541,496
Pacific Mercantile Bancorp (a)	1,665	23,610
Park National Corp.	4,069	553,384
Peapack-Gladstone Financial Corp.	4,448	145,539
Pennrock Financial Services Corp.	3,762	152,323
Pennsylvania Communication Bancorp, Inc. (a)	1,590	90,869
Peoples Bancorp, Inc.	5,422	169,871

	Shares	Value
Peoples Banctrust Co., Inc.	1,053	$ 15,353
Peoples Financial Corp., Mississippi	4,312	76,495
Peoples Holding Co.	9,680	341,704
Placer Sierra Bancshares	6,716	156,751
Popular, Inc.	96,583	2,559,450
Premier Community Bankshares, Inc.	1,057	19,237
Princeton National Bancorp, Inc.	2,512	72,597
PrivateBancorp, Inc.	7,176	247,141
Prosperity Bancshares, Inc.	8,015	227,305
Provident Bankshares Corp.	13,608	499,958
Redwood Empire Bancorp	2,730	78,051
Republic Bancorp, Inc.	31,450	488,733
Republic Bancorp, Inc., Kentucky Class A	7,000	194,250
Republic First Bancorp, Inc. (a)	5,329	81,534
Riggs National Corp.	7,400	148,888
Royal Bancshares of Pennsylvania, Inc. Class A	2,385	69,165
S&T Bancorp, Inc.	8,733	320,588
S.Y. Bancorp, Inc.	3,181	72,845
Sandy Spring Bancorp, Inc.	5,359	194,639
Santander Bancorp	1,969	53,360
Savannah Bancorp, Inc.	2,532	83,556
Seacoast Banking Corp., Florida	7,060	155,461
Security Bank Corp., Georgia	3,859	166,091
Shore Bancshares, Inc.	1,029	32,784
Signature Bank, New York	3,750	117,788
Silicon Valley Bancshares (a)	14,268	598,971
Simmons First National Corp. Class A	5,718	165,822
Sky Financial Group, Inc.	41,917	1,213,916
South Financial Group, Inc.	31,881	1,010,149
Southwest Bancorp of Texas, Inc.	26,424	646,331
Southwest Bancorp, Inc., Oklahoma	9,075	243,664
Southwest Georgia Financial Corp.	2,582	60,677
State Bancorp, Inc., New York	2,160	54,821
State Financial Services Corp. Class A	3,171	93,545
Sterling Bancorp, New York	5,138	165,289
Sterling Bancshares, Inc.	20,225	294,881
Sterling Financial Corp., Pennsylvania	8,217	240,676
Suffolk Bancorp	7,466	247,722
Summit Bancshares, Inc.	2,670	90,914
Summit Bank Corp., Georgia	3,888	66,407
Sun Bancorp, Inc., New Jersey (a)	4,721	117,317
Susquehanna Bancshares, Inc., Pennsylvania	20,185	524,810
TCF Financial Corp.	55,609	1,718,874
Texas Capital Bancshares, Inc. (a)	12,023	247,914
Texas Regional Bancshares, Inc. Class A	17,118	608,716
The Bancorp Bank	4,825	86,561
TIB Financial Corp.	3,327	83,341
Tompkins Trustco, Inc.	3,710	195,517
Trico Bancshares	7,477	179,074
Trustco Bank Corp., New York	37,645	530,795
Trustmark Corp.	20,579	633,833
UCBH Holdings, Inc.	17,095	775,087
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
UMB Financial Corp. (a)	6,353	$ 355,832
Umpqua Holdings Corp.	17,611	450,313
Union Bankshares Corp.	5,956	223,410
UnionBanCal Corp.	20,097	1,242,598
United Bankshares, Inc., West Virginia	16,156	618,290
United Community Banks, Inc., Georgia (a)	12,717	364,469
Unizan Financial Corp.	8,507	219,310
USB Holding Co., Inc.	8,381	234,165
Valley National Bancorp	40,412	1,130,324
Virginia Commerce Bancorp, Inc. (a)	1,988	56,658
Washington Banking Co., Oak Harbor	2,820	49,463
Washington Trust Bancorp, Inc.	4,628	136,156
WesBanco, Inc.	6,124	193,580
West Coast Bancorp, Oregon	5,542	145,810
Westamerica Bancorp.	11,986	697,106
Westbank Corp.	2,759	50,821
Westcorp	8,588	363,101
Whitney Holding Corp.	15,431	711,986
Wilmington Trust Corp., Delaware	25,785	932,128
Wintrust Financial Corp.	8,205	490,987
Yardville National Bancorp	4,169	138,869
		73,656,387
Consumer Finance - 0.4%
ACE Cash Express, Inc. (a)	2,492	66,474
Advanta Corp. Class A	7,205	161,248
AmeriCredit Corp. (a)	66,985	1,402,666
Asta Funding, Inc.	10,815	237,497
Cash America International, Inc.	10,265	263,297
CompuCredit Corp. (a)	6,382	152,977
Consumer Portfolio Services, Inc. (a)	11,918	51,724
Credit Acceptance Corp. (a)	2,420	59,895
EZCORP, Inc. Class A (a)	2,928	31,300
First Cash Financial Services, Inc. (a)	5,613	146,163
First Marblehead Corp.	9,659	548,245
Metris Companies, Inc.	22,192	256,983
MoneyGram International, Inc.	34,208	731,709
Nelnet, Inc. Class A	7,994	193,855
Onyx Acceptance Corp.	1,598	44,536
Rewards Network, Inc. (a)	5,988	37,724
Student Loan Corp.	979	172,705
United Panam Financial Corp. (a)	5,347	106,138
WFS Financial, Inc. (a)	2,896	134,751
World Acceptance Corp. (a)	5,175	133,463
		4,933,350
Diversified Financial Services - 0.5%
Alliance Capital Management Holding LP	8,379	332,144
Ampal-American Israel Corp. Class A (a)	4,585	17,285
California First National Bancorp	4,060	53,791
CapitalSource, Inc. (a)	26,004	603,293

	Shares	Value
Catskill Litigation Trust	1,036	$ 0
Chicago Mercantile Exchange Holdings, Inc. Class A	11,269	2,205,456
Encore Capital Group, Inc. (a)	7,962	199,687
eSpeed, Inc. Class A (a)	9,345	104,571
Financial Federal Corp. (a)	6,843	263,182
Finova Group, Inc. (a)	22,736	1,933
First Albany Companies, Inc.	2,377	21,845
GATX Corp.	17,962	528,801
Instinet Group, Inc. (a)	50,725	303,843
Leucadia National Corp.	17,752	1,113,050
Medallion Financial Corp.	7,298	68,528
MicroFinancial, Inc. (a)	5,166	20,199
NCP Litigation Trust	200	0
Newtek Business Services, Inc. (a)	5,503	22,590
Winfield Capital Corp. (a)	1,100	385
		5,860,583
Insurance - 6.2%
21st Century Holding Co.	1,797	23,559
21st Century Insurance Group	10,709	139,003
Alfa Corp.	16,938	256,611
Allmerica Financial Corp. (a)	21,691	706,042
American Equity Investment Life Holding Co.	22,474	220,470
American Financial Group, Inc., Ohio	14,837	467,069
American Independence Corp. (a)	3,087	45,626
American Medical Securities Group, Inc. (a)	5,332	172,384
American National Insurance Co.	5,000	508,250
American Physicians Capital, Inc. (a)	2,331	77,646
AmerUs Group Co.	14,628	637,342
Arch Capital Group Ltd. (a)	11,684	455,092
Argonaut Group, Inc. (a)	10,622	211,165
Arthur J. Gallagher & Co.	41,011	1,256,987
Assurant, Inc.	36,618	1,098,540
Atlantic American Corp. (a)	10,720	32,160
Baldwin & Lyons, Inc. Class B	3,866	100,516
Berkshire Hathaway, Inc. Class A (a)	425	35,572,417
Bristol West Holdings, Inc.	9,584	193,309
Brown & Brown, Inc.	22,087	895,628
Ceres Group, Inc. (a)	14,502	72,510
Citizens, Inc. Class A (a)	9,969	64,300
Clark, Inc. (a)	7,815	130,120
CNA Financial Corp. (a)	12,973	338,725
CNA Surety Corp. (a)	12,254	160,037
Commerce Group, Inc., Massachusetts	12,257	727,943
Conseco, Inc. (a)	58,584	1,112,510
Cotton States Life Insurance Co.	4,485	90,149
Crawford & Co. Class B	11,783	92,497
Danielson Holding Corp. (a)	20,256	165,492
Delphi Financial Group, Inc. Class A	11,215	521,049
Donegal Group, Inc. Class B	4,339	85,695
EMC Insurance Group	3,511	76,224
Erie Indemnity Co. Class A	10,973	572,571
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
FBL Financial Group, Inc. Class A	8,164	$ 232,021
Fidelity National Financial, Inc.	64,829	2,780,516
First Acceptance Corp. (a)	5,422	47,171
First American Corp., California	30,855	1,016,672
FPIC Insurance Group, Inc. (a)	2,113	69,792
Gainsco, Inc. (a)	2,400	2,760
Genworth Financial, Inc. Class A	58,260	1,532,238
Great American Financial Resources, Inc.	4,585	80,054
Harleysville Group, Inc.	11,446	275,162
HCC Insurance Holdings, Inc.	24,880	824,523
Hilb Rogal & Hobbs Co.	12,917	448,091
Horace Mann Educators Corp.	15,770	299,630
Independence Holding Co.	5,623	101,720
Infinity Property & Casualty Corp.	6,681	247,197
Investors Title Co.	1,641	56,418
Kansas City Life Insurance Co.	3,631	179,517
LandAmerica Financial Group, Inc.	7,173	383,038
Markel Corp. (a)	3,619	1,165,318
Meadowbrook Insurance Group, Inc. (a)	9,169	46,487
Mercer Insurance Group, Inc.	5,069	67,773
Merchants Group, Inc.	2,177	52,683
Mercury General Corp.	10,657	604,252
National Security Group, Inc.	2,778	60,922
National Western Life Insurance Co. Class A (a)	1,999	324,218
Nationwide Financial Services, Inc. Class A (sub. vtg.)	21,651	813,645
Navigators Group, Inc. (a)	5,206	147,070
Nymagic, Inc.	2,755	67,580
Odyssey Re Holdings Corp.	3,791	91,553
Ohio Casualty Corp. (a)	23,737	509,871
Old Republic International Corp.	68,532	1,712,615
Penn Treaty American Corp. (a)	3,930	7,074
Penn-America Group, Inc.	6,108	90,459
Philadelphia Consolidated Holding Corp. (a)	7,109	485,189
Phoenix Companies, Inc.	44,488	542,754
PMA Capital Corp. Class A (a)	7,234	71,978
Presidential Life Corp.	7,480	124,991
ProAssurance Corp. (a)	12,089	472,075
Protective Life Corp.	25,086	1,049,849
Quotesmith.com, Inc. (a)	779	4,200
Reinsurance Group of America, Inc.	10,843	503,332
RLI Corp.	10,368	431,827
RTW, Inc. (a)	655	5,980
Safety Insurance Group, Inc.	3,493	96,058
SCPIE Holding, Inc.	1,965	19,630
Selective Insurance Group, Inc.	11,468	513,652
StanCorp Financial Group, Inc.	11,320	894,846
State Auto Financial Corp.	3,217	86,216
Stewart Information Services Corp.	7,101	309,959

	Shares	Value
The Midland Co. (a)	5,577	$ 177,349
Transatlantic Holdings, Inc.	10,058	586,784
Triad Guaranty, Inc. (a)	4,388	263,280
UICI	15,685	523,879
Unico American Corp. (a)	2,607	19,474
United Fire & Casualty Co.	2,752	183,283
Unitrin, Inc.	19,769	941,795
Universal American Financial Corp. (a)	11,458	152,964
USI Holdings Corp. (a)	16,821	193,105
Vesta Insurance Group, Inc. (a)	11,476	43,150
W.R. Berkley Corp.	28,056	1,272,340
Wesco Financial Corp.	178	68,575
White Mountains Insurance Group Ltd.	2,846	1,755,982
Zenith National Insurance Corp.	6,312	290,163
		73,702,337
Real Estate - 8.3%
Aames Investment Corp. Maryland	15,526	169,233
Acadia Realty Trust (SBI)	9,701	146,970
Affordable Residential Communties, Inc.	10,886	140,429
Agree Realty Corp.	3,217	96,832
Alexanders, Inc. (a)	621	131,031
Alexandria Real Estate Equities, Inc.	7,833	562,409
AMB Property Corp. (SBI)	31,341	1,252,073
American Campus Communities, Inc.	9,838	205,614
American Financial Realty Trust (SBI)	47,946	713,916
American Home Mortgage Investment Corp.	18,046	590,826
American Land Lease, Inc.	4,333	92,510
American Mortgage Acceptance Co.	4,770	80,947
American Real Estate Partners LP (a)	11,925	290,016
American Realty Investments, Inc. (a)	1,965	15,779
AmeriVest Properties, Inc.	10,370	64,916
AMLI Residential Properties Trust (SBI)	11,801	383,414
Annaly Mortgage Management, Inc.	50,362	997,168
Anthracite Capital, Inc.	18,714	223,071
Anworth Mortgage Asset Corp.	14,266	151,505
Arbor Realty Trust, Inc.	9,197	217,049
Archstone-Smith Trust	83,402	3,044,173
Arden Realty, Inc.	25,607	921,852
Ashford Hospitality Trust, Inc.	9,263	91,704
Associated Estates Realty Corp.	8,335	81,850
AvalonBay Communities, Inc.	30,155	2,144,021
Bedford Property Investors, Inc.	5,143	143,490
BioMed Realty Trust, Inc.	13,606	267,902
BNP Residential Properties, Inc.	5,592	82,202
BNS Co. Class A (a)	20	133
Boston Properties, Inc.	42,050	2,530,569
Boykin Lodging Co. (a)	7,111	62,292
Brandywine Realty Trust (SBI)	22,045	627,180
BRE Properties, Inc. Class A	19,447	790,326
BRT Realty Trust	3,818	88,959
Camden Property Trust (SBI)	15,512	760,553
Capital Automotive (SBI)	15,798	532,551
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Capital Lease Funding, Inc.	14,178	$ 179,352
Capital Trust, Inc. Class A	3,892	127,852
Capstead Mortgage Corp.	5,005	54,855
CarrAmerica Realty Corp.	22,579	731,334
Catellus Development Corp.	33,827	1,062,168
CB Richard Ellis Group, Inc. Class A	8,263	223,845
CBL & Associates Properties, Inc.	11,051	809,928
Cedar Shopping Centers, Inc.	8,757	119,095
CenterPoint Properties Trust (SBI)	21,133	990,081
Colonial Properties Trust (SBI)	13,821	547,312
Commercial Net Lease Realty, Inc.	23,565	479,076
Consolidated-Tomoka Land Co.	2,587	103,790
Cornerstone Realty Income Trust, Inc.	19,372	193,914
Corporate Office Properties Trust (SBI)	12,217	339,388
Correctional Properties Trust	4,134	117,530
Cousins Properties, Inc.	14,465	474,452
Crescent Real Estate Equities Co.	43,417	785,848
Criimi Mae, Inc. (a)	4,835	73,927
CRT Properties, Inc.	15,342	376,493
Developers Diversified Realty Corp.	42,974	1,850,031
Duke Realty Corp.	56,011	1,935,180
Eastgroup Properties, Inc.	9,895	372,250
Entertainment Properties Trust (SBI)	10,724	460,167
Equity Inns, Inc.	18,329	189,155
Equity Lifestyle Properties, Inc.	6,721	243,972
Equity One, Inc.	13,630	309,946
Essex Property Trust, Inc.	8,669	698,115
Extra Space Storage, Inc.	11,562	160,712
Falcon Financial Investment Trust	8,876	61,688
Federal Realty Investment Trust (SBI)	19,835	994,725
FelCor Lodging Trust, Inc. (a)	21,248	274,949
First Industrial Realty Trust, Inc.	16,801	668,680
First Potomac Realty Trust	9,520	218,865
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	1,011	3,731
Forest City Enterprises, Inc. Class A	10,476	562,561
Friedman, Billings, Ramsey Group, Inc. Class A	56,660	1,083,339
Gables Residential Trust (SBI)	14,513	517,679
General Growth Properties, Inc.	93,686	3,214,367
Getty Realty Corp.	6,845	198,437
Gladstone Commercial Corp.	1,684	28,190
Glenborough Realty Trust, Inc.	17,820	389,189
Glimcher Realty Trust	18,529	499,357
Global Signal, Inc.	3,943	114,544
Government Properties Trust, Inc.	17,885	189,581
Gramercy Capital Corp.	9,940	180,113
Grubb & Ellis Co. (a)	700	3,150
Health Care Property Investors, Inc.	53,230	1,428,161
Health Care REIT, Inc.	21,074	746,441
Healthcare Realty Trust, Inc.	18,868	767,928

	Shares	Value
Heritage Property Investment Trust, Inc.	12,862	$ 412,870
Hersha Hospitality Trust	18,712	185,436
Highland Hospitality Corp.	18,858	212,341
Highwoods Properties, Inc. (SBI)	25,599	662,246
Home Properties of New York, Inc.	15,138	623,383
HomeBanc Mortgage Corp., Georgia	16,219	146,133
Hospitality Properties Trust (SBI)	22,839	1,026,385
Host Marriott Corp.	128,702	2,015,473
HRPT Properties Trust (SBI)	70,780	855,730
Humphrey Hospitality Trust, Inc.	13,197	52,128
Impac Mortgage Holdings, Inc.	27,455	643,271
Inland Real Estate Corp.	23,082	357,771
Innkeepers USA Trust (SBI)	9,927	133,816
Investors Real Estate Trust	13,855	146,309
iStar Financial, Inc.	43,072	1,890,861
Jones Lang LaSalle, Inc. (a)	11,438	410,624
Kilroy Realty Corp.	11,756	475,178
Kimco Realty Corp.	36,668	2,085,676
Kite Realty Group Trust	13,413	186,172
Kramont Realty Trust	8,135	163,676
LaSalle Hotel Properties (SBI)	14,856	456,079
Lexington Corporate Properties Trust	24,513	550,807
Liberty Property Trust (SBI)	32,736	1,342,176
LNR Property Corp.	7,190	449,735
LTC Properties, Inc.	6,965	131,290
Luminent Mortgage Capital, Inc.	17,808	223,490
Mack-Cali Realty Corp.	22,568	987,124
Maguire Properties, Inc.	18,800	494,628
MeriStar Hospitality Corp. (a)	47,613	323,768
MFA Mortgage Investments, Inc.	38,509	351,972
Mid-America Apartment Communities, Inc.	9,395	370,727
Mission West Properties, Inc.	4,491	46,033
Monmouth Real Estate Investment Corp. Class A	9,627	79,615
MortgageIT Holdings, Inc.	11,005	188,186
National Health Investors, Inc.	10,652	308,375
National Health Realty, Inc.	2,339	46,944
Nationwide Health Properties, Inc.	28,101	643,513
New Century Financial Corp.	19,617	1,240,971
New Plan Excel Realty Trust	46,039	1,219,113
Newcastle Investment Corp. (a)	16,991	533,178
Novastar Financial, Inc.	9,810	431,542
Omega Healthcare Investors, Inc.	19,626	245,521
One Liberty Properties, Inc.	4,885	93,987
Pan Pacific Retail Properties, Inc.	14,511	860,502
Parkway Properties, Inc.	3,344	167,534
Pennsylvania Real Estate Investment Trust (SBI)	13,060	532,195
PMC Commercial Trust	6,561	99,399
Post Properties, Inc.	19,470	663,927
Prentiss Properties Trust (SBI)	15,783	590,126
Price Legacy Corp.	8,394	160,325
Prime Group Realty Trust (SBI) (a)	5,583	35,173
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
PS Business Parks, Inc.	6,145	$ 275,603
Public Storage, Inc.	34,209	1,826,076
RAIT Investment Trust (SBI)	9,443	264,404
Ramco-Gershenson Properties Trust (SBI)	10,459	318,267
Rayonier, Inc.	19,109	912,455
Realty Income Corp.	15,105	752,682
Reckson Associates Realty Corp.	28,533	923,899
Redwood Trust, Inc.	8,211	478,127
Regency Centers Corp.	25,370	1,319,240
Saul Centers, Inc.	5,254	191,508
Saxon Capital, Inc.	19,098	433,525
Senior Housing Properties Trust (SBI)	21,995	432,862
Shurgard Storage Centers, Inc. Class A	21,433	886,898
Sizeler Property Investors, Inc.	6,607	67,722
SL Green Realty Corp.	14,448	832,638
Sovran Self Storage, Inc.	6,602	278,868
Strategic Hotel Capital, Inc.	14,166	213,907
Summit Properties, Inc.	13,321	424,274
Sun Communities, Inc.	9,014	355,422
Tanger Factory Outlet Centers, Inc.	7,632	382,440
Tarragon Realty Investors, Inc. (a)	3,041	43,760
Taubman Centers, Inc.	18,902	555,719
Tejon Ranch Co. (a)	5,055	199,925
The Macerich Co.	25,093	1,524,149
The Mills Corp.	23,757	1,410,216
The St. Joe Co.	27,285	1,496,582
Thomas Properties Group, Inc.	9,183	109,278
Thornburg Mortgage, Inc. (SBI)	29,784	848,546
Town & Country Trust	5,645	159,189
Trammell Crow Co. (a)	13,558	231,842
Transcontinental Realty Investors, Inc. (a)	1,497	20,808
Trizec Properties, Inc.	34,218	563,570
U-Store-It Trust	16,266	277,498
U.S. Restaurant Properties, Inc.	9,200	166,980
United Capital Corp. (a)	2,068	50,149
United Dominion Realty Trust, Inc. (SBI)	49,375	1,135,131
United Mobile Homes, Inc.	4,453	66,305
Universal Health Realty Income Trust (SBI)	4,250	139,103
Urstadt Biddle Properties, Inc.	5,274	82,485
Urstadt Biddle Properties, Inc. Class A	7,176	120,916
Ventas, Inc.	31,180	844,978
Vornado Operating Co. (a)	81	231
Vornado Realty Trust	47,987	3,527,045
W.P. Carey & Co. LLC	8,724	290,073
Washington Real Estate Investment Trust (SBI)	16,425	540,875
Weingarten Realty Investors (SBI)	35,438	1,444,099
Wellsford Real Properties, Inc. (a)	2,805	42,047
Windrose Medical Properties Trust	4,662	67,366
Winston Hotels, Inc.	7,234	82,323
		99,016,347

	Shares	Value
Thrifts & Mortgage Finance - 2.8%
Accredited Home Lenders Holding Co. (a)	6,518	$ 279,948
AmNet Mortgage, Inc. (a)	2,155	16,596
Anchor BanCorp Wisconsin, Inc.	12,340	360,451
Astoria Financial Corp.	26,944	1,118,176
Bank Mutual Corp.	33,062	407,654
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	16,540	314,260
BankUnited Financial Corp. Class A (a)	11,478	352,834
BCSB Bankcorp, Inc.	4,872	80,388
Berkshire Bancorp, Inc.	1,110	21,079
Berkshire Hills Bancorp, Inc.	1,216	44,384
BostonFed Bancorp, Inc.	1,580	69,346
Brookline Bancorp, Inc., Delaware	26,074	422,399
Camco Financial Corp.	1,029	15,672
Capital Crossing Bank (a)	2,400	64,104
Capital Title Group, Inc.	3,610	18,050
Capitol Federal Financial	7,909	279,030
CFS Bancorp, Inc.	5,521	76,079
Charter Financial Corp.	3,434	140,485
Charter Municipal Mortgage Acceptance Co.	24,871	604,365
Citizens First Bancorp, Inc.	3,754	97,792
Citizens South Banking Corp.	1,310	17,161
City Bank Lynnwood	2,339	90,145
Clifton Savings Bancorp, Inc.	8,458	109,108
Coastal Financial Corp.	7,695	116,964
Commercial Capital Bancorp, Inc.	18,645	444,870
Commercial Federal Corp.	16,861	491,161
Corus Bankshares, Inc.	5,026	244,615
Delta Financial Corp.	3,088	31,189
Dime Community Bancorp, Inc.	11,845	217,356
Doral Financial Corp.	36,189	1,679,170
Downey Financial Corp.	7,401	427,334
E-Loan, Inc. (a)	14,052	37,940
EFC Bancorp, Inc.	3,214	81,957
ESB Financial Corp.	5,932	83,701
Farmer Mac Class A (multi-vtg.)	3,846	63,959
FFLC Bancorp, Inc.	1,216	39,678
Fidelity Bankshares, Inc.	4,808	197,272
First Busey Corp.	9,363	191,473
First Defiance Financial Corp.	3,003	82,162
First Federal Bancshares of Arkansas, Inc.	3,747	81,572
First Federal Bankshares, Inc.	2,907	67,937
First Financial Holdings, Inc.	3,993	130,731
First Financial Service Corp.	561	14,384
First Mutual Bancshares, Inc.	871	21,505
First Niagara Financial Group, Inc.	37,482	541,240
First Place Financial Corp.	5,230	117,675
FirstFed Financial Corp., Delaware (a)	8,047	423,433
Flagstar Bancorp, Inc.	12,455	271,394
Flushing Financial Corp.	7,219	153,404
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
FMS Financial Corp.	1,116	$ 19,887
Franklin Bank Corp.	9,733	177,725
Fremont General Corp.	25,416	604,901
Greater Delaware Valley Savings Bank	749	22,845
Harbor Florida Bancshares, Inc.	12,096	424,570
Heritage Financial Corp., Washington	3,933	85,385
HMN Financial, Inc.	2,852	91,150
Home Federal Bancorp	2,558	62,287
Horizon Financial Corp.	2,058	42,210
Hudson City Bancorp, Inc.	27,026	1,085,905
Hudson River Bancorp, Inc.	9,604	194,481
Independence Community Bank Corp.	30,576	1,298,868
IndyMac Bancorp, Inc.	25,829	839,184
ITLA Capital Corp. (a)	2,116	115,597
Jefferson Bancshares, Inc., Tennessee	5,738	75,742
KNBT Bancorp, Inc.	13,014	222,800
Lincoln Bancorp	3,496	68,067
LSB Corp.	3,904	72,068
MAF Bancorp., Inc.	13,101	601,336
MASSBANK Corp.	1,965	72,902
Matrix Bancorp, Inc. (a)	1,659	19,908
MutualFirst Financial, Inc.	2,603	61,301
NASB Financial, Inc.	3,384	135,529
NetBank, Inc.	18,817	193,251
New York Community Bancorp, Inc.	104,096	2,059,019
NewAlliance Bancshares, Inc.	46,150	693,635
NewMil Bancorp, Inc.	3,195	96,201
Northwest Bancorp, Inc.	5,050	130,644
OceanFirst Financial Corp.	4,849	122,971
Ocwen Financial Corp. (a)	23,396	218,285
Pamrapo Bancorp, Inc.	2,874	68,976
Parkvale Financial Corp.	2,919	91,102
Partners Trust Financial Group, Inc.	20,895	233,815
Pennfed Financial Services, Inc.	6,162	105,863
People's Bank, Connecticut	37,107	1,475,374
Peoples Bancorp, Auburn	3,388	73,520
PFF Bancorp, Inc.	5,109	230,927
PFS Bancorp, Inc.	2,339	35,553
PHSB Financial Corp.	3,087	78,719
Pocahontas Bancorp, Inc.	2,049	31,800
Provident Bancorp, Inc., Delaware	17,148	227,382
Provident Financial Holdings, Inc.	3,631	106,025
Provident Financial Services, Inc.	36,065	700,743
Pulaski Financial Corp.	4,300	84,925
PVF Capital Corp.	5,130	73,359
R&G Financial Corp. Class B	11,229	435,685
Radian Group, Inc.	38,548	1,975,585
Rainier Pacific Financial Group, Inc.	3,186	57,189
Riverview Bancorp, Inc.	3,465	74,640
Sound Federal Bancorp, Inc.	2,713	41,240

	Shares	Value
Sterling Financial Corp., Washington (a)	8,877	$ 354,636
TF Financial Corp.	1,778	56,576
The PMI Group, Inc.	39,717	1,635,546
Timberland Bancorp, Inc.	2,387	58,482
United Community Financial Corp., Ohio	10,580	121,564
W Holding Co., Inc.	33,733	742,801
Washington Federal, Inc.	29,714	801,387
Waypoint Financial Corp.	14,909	414,023
Webster Financial Corp.	19,940	997,997
Westfield Financial, Inc.	4,996	128,547
Willow Grove Bancorp, Inc.	4,975	89,699
Woronoco Bancorp, Inc.	2,212	81,888
WSFS Financial Corp.	2,718	166,478
		33,014,282
TOTAL FINANCIALS		307,161,995
HEALTH CARE - 11.1%
Biotechnology - 3.5%
Aastrom Biosciences, Inc. (a)	14,596	16,202
Abgenix, Inc. (a)	28,950	293,843
Aclara BioSciences, Inc. (a)	9,731	40,676
Affymetrix, Inc. (a)	24,660	837,207
Albany Molecular Research, Inc. (a)	10,983	117,738
Alexion Pharmaceuticals, Inc. (a)	11,260	232,857
Alkermes, Inc. (a)	35,633	491,379
Alliance Pharmaceutical Corp. (a)	2,080	437
Allos Therapeutics, Inc. (a)	6,613	13,887
Amylin Pharmaceuticals, Inc. (a)	32,588	664,143
Anadys Pharmaceuticals, Inc.	9,204	60,562
AP Pharma, Inc. (a)	17,810	22,084
Aphton Corp. (a)	5,895	19,454
Applera Corp. - Celera Genomics Group (a)	29,722	418,486
Arena Pharmaceuticals, Inc. (a)	7,579	42,443
ARIAD Pharmaceuticals, Inc. (a)	21,808	125,832
ArQule, Inc. (a)	7,298	40,431
Array Biopharma, Inc. (a)	13,440	112,358
Avant Immunotherapeutics, Inc. (a)	18,683	34,564
AVAX Technologies, Inc. (a)	4,900	833
AVI BioPharma, Inc. (a)	7,485	16,317
Avigen, Inc. (a)	5,520	19,044
Axonyx, Inc. (a)	15,192	111,813
BioCryst Pharmaceuticals, Inc. (a)	5,707	37,666
BioMarin Pharmaceutical, Inc. (a)	24,260	129,306
Biopure Corp. Class A (a)	9,667	4,930
BioSource International, Inc. (a)	3,368	22,161
BioSphere Medical, Inc. (a)	4,678	14,502
BioTime, Inc. (a)	500	660
Caliper Life Sciences, Inc. (a)	5,988	41,856
Calypte Biomedical Corp. (a)	656	157
Cel-Sci Corp. (a)	5,333	2,773
Celgene Corp. (a)	69,168	1,896,587
Cell Genesys, Inc. (a)	18,760	137,698
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cell Therapeutics, Inc. (a)	22,072	$ 165,099
Cephalon, Inc. (a)	22,954	1,091,004
Cepheid, Inc. (a)	18,560	170,938
Charles River Laboratories International, Inc. (a)	27,247	1,273,797
Ciphergen Biosystems, Inc. (a)	8,010	25,792
CorAutus Genetics, Inc. (a)	2,623	14,295
Corgentech, Inc.	4,568	83,138
Corixa Corp. (a)	17,568	65,880
Covalent Group, Inc. (a)	7,298	16,275
Critical Therapeutics, Inc.	7,164	57,670
Cryo-Cell International, Inc. (a)	6,550	17,685
Cubist Pharmaceuticals, Inc. (a)	13,808	165,696
CuraGen Corp. (a)	15,692	94,623
Curis, Inc. (a)	10,011	40,545
CV Therapeutics, Inc. (a)	10,443	226,404
Cytogen Corp. (a)	2,683	26,428
Cytokinetics, Inc.	8,459	72,747
CytRx Corp. (a)	8,702	10,529
Dendreon Corp. (a)	22,297	218,734
Digene Corp. (a)	7,756	187,563
Diversa Corp. (a)	14,786	125,237
DOV Pharmaceutical, Inc. (a)	3,823	70,764
DUSA Pharmaceuticals, Inc. (a)	9,863	130,882
Dyax Corp. (a)	9,263	73,456
Embrex, Inc. (a)	1,225	16,231
Encysive Pharmaceuticals, Inc. (a)	20,520	222,642
EntreMed, Inc. (a)	6,269	14,983
Enzo Biochem, Inc. (a)	9,754	187,765
Enzon Pharmaceuticals, Inc. (a)	17,730	240,064
Epimmune, Inc. (a)	6,362	8,589
Exact Sciences Corp. (a)	5,146	17,805
Exelixis, Inc. (a)	28,791	258,255
Eyetech Pharmaceuticals, Inc.	11,102	447,633
Gen-Probe, Inc. (a)	19,919	794,768
Genaera Corp. (a)	20,058	72,409
Genaissance Pharmaceuticals, Inc. (a)	14,494	22,321
Gene Logic, Inc. (a)	7,441	25,076
Genelabs Technologies, Inc. (a)	38,267	27,170
Genencor International, Inc. (a)	6,091	98,674
Genentech, Inc. (a)	194,189	9,369,619
Genitope Corp.	5,389	85,038
Genta, Inc. (a)	25,757	33,484
GenVec, Inc. (a)	10,563	20,492
Geron Corp. (a)	29,508	205,081
GlycoGenesys, Inc. (a)	13,282	4,782
GTC Biotherapeutics, Inc. (a)	4,398	6,729
Harvard Bioscience, Inc. (a)	8,617	34,209
Hemispherx Biopharma, Inc. (a)	10,059	15,793
Human Genome Sciences, Inc. (a)	54,856	603,416

	Shares	Value
Icoria, Inc. (a)	5,801	$ 2,320
ICOS Corp. (a)	23,165	559,435
Idenix Pharmaceuticals, Inc.	1,590	22,976
Ilex Oncology, Inc. (a)	14,687	365,119
ImClone Systems, Inc. (a)	29,362	1,239,664
Immtech International, Inc. (a)	2,377	33,302
Immune Response Corp. (a)	5,029	6,387
Immunicon Corp.	7,192	57,176
ImmunoGen, Inc. (a)	10,199	79,756
Immunomedics, Inc. (a)	11,508	32,337
Incyte Corp. (a)	29,874	306,806
Indevus Pharmaceuticals, Inc. (a)	18,476	127,669
Insmed, Inc. (a)	10,199	16,012
Interleukin Genetics, Inc. (a)	6,973	24,406
InterMune, Inc. (a)	9,193	114,085
Introgen Therapeutics, Inc. (a)	5,863	40,924
Invitrogen Corp. (a)	21,129	1,278,305
Isis Pharmaceuticals, Inc. (a)	19,155	90,412
Kendle International, Inc. (a)	4,210	34,901
Kosan Biosciences, Inc. (a)	8,015	51,617
La Jolla Pharmaceutical Co. (a)	13,815	19,479
Lexicon Genetics, Inc. (a)	22,319	156,903
LifeCell Corp. (a)	6,094	63,012
Ligand Pharmaceuticals, Inc. Class B (a)	26,009	291,301
Lipid Sciences, Inc. (a)	6,973	32,215
Luminex Corp. (a)	7,579	68,287
Lynx Therapeutics, Inc. (a)	1,002	3,176
Manhattan Pharmaceuticals, Inc. (a)	9,897	7,621
Martek Biosciences (a)	11,625	451,864
Matritech, Inc. (a)	9,731	9,731
Maxim Pharmaceuticals, Inc. (a)	8,042	23,402
Maxygen, Inc. (a)	12,092	122,008
Medarex, Inc. (a)	41,013	447,042
Memory Pharmaceuticals Corp.	6,681	41,756
Millennium Pharmaceuticals, Inc. (a)	133,785	1,688,367
Myogen, Inc.	7,818	63,795
Myriad Genetics, Inc. (a)	14,642	281,712
Nabi Biopharmaceuticals (a)	23,228	334,483
Nanogen, Inc. (a)	8,684	38,991
Neogen Corp. (a)	2,838	61,414
Neopharm, Inc. (a)	8,402	97,883
NeoRX Corp. (a)	5,171	9,049
Neose Technologies, Inc. (a)	9,641	67,391
Neurobiological Tech, Inc. (a)	4,585	19,665
Neurocrine Biosciences, Inc. (a)	14,804	680,984
Neurogen Corp. (a)	10,550	92,313
Northfield Laboratories, Inc. (a)	4,865	90,976
Northwest Biotherapeutics, Inc. (a)	2,800	98
Novavax, Inc. (a)	14,561	49,799
NPS Pharmaceuticals, Inc. (a)	17,211	308,249
Nuvelo, Inc. (a)	14,069	137,173
ONYX Pharmaceuticals, Inc. (a)	13,369	418,182
OraSure Technologies, Inc. (a)	16,097	115,255
Orchid BioSciences, Inc. (a)	6,096	65,288
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Ortec International, Inc. (a)	20	$ 29
Oscient Pharmaceuticals Corp. (a)	17,639	57,503
OSI Pharmaceuticals, Inc. (a)	18,531	881,705
OSI Pharmaceuticals, Inc. rights 12/31/99	8,400	1,008
OXiGENE, Inc. (a)	3,532	19,677
Peregrine Pharmaceuticals, Inc. (a)	40,127	50,961
Pharmacopeia Drug Discovery, Inc. (a)	2,994	17,305
Pharmacyclics, Inc. (a)	5,240	54,601
Pharmion Corp.	7,673	324,875
PRAECIS Pharmaceuticals, Inc. (a)	13,006	27,443
Progenics Pharmaceuticals, Inc. (a)	5,689	85,051
Protein Design Labs, Inc. (a)	37,657	682,345
QLT, Inc. (a)	8,978	145,501
Regeneron Pharmaceuticals, Inc. (a)	15,683	144,597
Renovis, Inc.	15,599	226,186
Repligen Corp. (a)	7,531	18,225
Rigel Pharmaceuticals, Inc. (a)	5,282	132,156
Sangamo Biosciences, Inc. (a)	5,746	26,834
Savient Pharmaceuticals, Inc. (a)	19,114	42,051
SciClone Pharmaceuticals, Inc. (a)	14,063	57,377
Seattle Genetics, Inc. (a)	19,175	130,965
Sequenom, Inc. (a)	10,320	9,185
Seracare Life Sciences, Inc. (a)	5,802	66,149
Serologicals Corp. (a)	10,465	244,253
SIGA Technologies, Inc. (a)	5,146	8,640
Sirna Therapeutics, Inc. (a)	9,668	29,874
Sonus Pharmaceuticals, Inc. (a)	4,772	14,602
Spectrum Pharmaceuticals, Inc. (a)	284	1,599
StemCells, Inc. (a)	15,000	45,750
Stratagene Corp. (a)	1,955	13,409
Strategic Diagnostics, Inc. (a)	3,743	9,470
Tanox, Inc. (a)	12,496	173,070
Tapestry Pharmaceuticals, Inc. (a)	6,737	6,528
Targeted Genetics Corp. (a)	17,490	23,087
Techne Corp. (a)	18,517	687,907
Telik, Inc. (a)	15,951	304,824
Third Wave Technologies, Inc. (a)	10,841	87,378
Titan Pharmaceuticals, Inc. (a)	11,415	28,195
Transgenomic, Inc. (a)	4,398	5,366
Transkaryotic Therapies, Inc. (a)	10,696	243,976
Trimeris, Inc. (a)	6,241	77,451
Unigene Laboratories, Inc. (a)	10,479	18,862
United Therapeutics Corp. (a)	8,243	362,774
V.I. Technologies, Inc. (a)	13,842	9,274
Valentis, Inc. (a)	148	299
Vertex Pharmaceuticals, Inc. (a)	41,265	438,234
Vical, Inc. (a)	4,304	18,507
Vicuron Pharmaceuticals, Inc. (a)	28,304	497,867
Vion Pharmaceuticals, Inc. (a)	41,496	196,691
Viragen, Inc. (a)	2,058	1,935

	Shares	Value
ViroLogic, Inc. (a)	11,976	$ 25,150
ViroPharma, Inc. (a)	9,450	26,744
XOMA Ltd. (a)	31,255	62,510
Zymogenetics, Inc. (a)	19,085	433,993
		41,421,516
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)	6,763	84,808
Abiomed, Inc. (a)	7,205	109,372
Advanced Magnetics, Inc. (a)	1,558	21,890
Advanced Medical Optics, Inc. (a)	13,937	579,500
Advanced Neuromodulation Systems, Inc. (a)	8,215	296,562
AeroGen, Inc. (a)	1,834	3,613
Aksys Ltd. (a)	7,205	47,625
Align Technology, Inc. (a)	19,490	206,009
American Medical Systems Holdings, Inc. (a)	9,991	381,257
Analogic Corp.	4,867	220,572
Angeion Corp. (a)	2	5
Angiodynamics, Inc.	2,846	45,536
Anika Therapeutics, Inc. (a)	1,029	9,724
Animas Corp.	4,745	76,869
Applied Imaging Corp. (a)	7,392	3,400
Aradigm Corp. (a)	18,327	27,857
Arrow International, Inc.	11,330	342,619
Arthrocare Corp. (a)	7,253	219,548
Aspect Medical Systems, Inc. (a)	7,501	183,024
ATS Medical, Inc. (a)	6,269	24,888
Avitar, Inc. (a)	2,400	312
Beckman Coulter, Inc.	26,363	1,725,722
Bio-Rad Laboratories, Inc. Class A (a)	946	53,638
BioLase Technology, Inc.	9,270	83,801
Biosite, Inc. (a)	6,796	378,469
BioVeris Corp. (a)	7,558	46,708
Bruker BioSciences Corp. (a)	29,315	135,142
Cambridge Heart, Inc. (a)	1,200	624
Candela Corp. (a)	6,482	63,394
Cantel Medical Corp. (a)	4,109	123,106
Cardiac Science, Inc. (a)	21,052	44,630
Cardima, Inc. (a)	12,725	4,708
Cardiodynamics International Corp. (a)	13,842	63,258
Cardiogenesis Corp. (a)	2,780	1,140
Cardiotech International, Inc. (a)	3,688	10,363
Cerus Corp. (a)	5,687	14,843
Cholestech Corp. (a)	3,743	29,944
Chromavision Medical Systems, Inc. (a)	8,140	13,838
Closure Medical Corp. (a)	4,341	77,226
CNS., Inc.	5,283	63,766
Compex Technologies, Inc. (a)	2,466	12,083
Conceptus, Inc. (a)	11,964	106,839
CONMED Corp. (a)	13,894	402,509
Cooper Companies, Inc.	12,886	895,964
CTI Molecular Imaging, Inc. (a)	13,668	182,878
Curon Medical, Inc. (a)	10,105	13,844
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cyberonics, Inc. (a)	6,881	$ 127,780
Cygnus, Inc. (a)	9,600	1,008
Cytyc Corp. (a)	48,523	1,302,357
Dade Behring Holdings, Inc. (a)	16,655	894,207
Datascope Corp.	5,092	204,138
DENTSPLY International, Inc.	29,399	1,546,681
Diagnostic Products Corp.	8,607	416,579
Diametrics Medical, Inc. (a)	4,600	207
Digirad Corp.	4,978	46,544
DJ Orthopedics, Inc. (a)	9,063	182,801
E-Z-EM, Inc.	3,324	48,364
Edwards Lifesciences Corp. (a)	23,425	881,014
Encore Medical Corp. (a)	13,697	86,223
Endocardial Solutions, Inc. (a)	6,362	72,336
Endologix, Inc. (a)	10,666	68,902
Enpath Medical, Inc. (a)	3,275	31,309
EP Medsystems, Inc. (a)	14,220	48,775
Epix Pharmaceuticals, Inc. (a)	7,054	124,150
Escalon Medical Corp. (a)	3,512	30,203
Exactech, Inc. (a)	2,414	45,480
Fonar Corp. (a)	19,649	30,652
Foxhollow Technologies, Inc.	285	7,382
Haemonetics Corp. (a)	13,187	460,226
Hillenbrand Industries, Inc.	24,446	1,344,530
Hologic, Inc. (a)	11,747	293,558
I-Flow Corp. (a)	9,152	187,891
ICU Medical, Inc. (a)	4,770	119,012
IDEXX Laboratories, Inc. (a)	13,178	679,985
Illumina, Inc. (a)	9,593	72,907
Immucor, Inc. (a)	12,575	404,286
Implant Sciences Corp. (a)	468	5,050
INAMED Corp. (a)	14,129	758,021
Integra LifeSciences Holdings Corp. (a)	7,912	268,929
IntraLase Corp.	285	5,087
Intuitive Surgical, Inc. (a)	13,412	481,893
Invacare Corp.	11,570	584,401
Inverness Medical Innovations, Inc. (a)	12,010	291,843
Iridex Corp. (a)	100	407
IVAX Diagnostics, Inc. (a)	7,111	30,577
Kensey Nash Corp. (a)	3,462	108,222
Kinetic Concepts, Inc.	13,271	841,647
Kyphon, Inc. (a)	13,217	318,001
Laserscope, Inc. (a)	6,517	211,933
Lifecore Biomedical, Inc. (a)	1,591	16,244
Matrixx Initiatives, Inc. (a)	3,745	51,269
Matthews International Corp. Class A	13,814	509,322
Med-Design Corp. (a)	3,555	4,302
Medical Action Industries, Inc. (a)	2,970	58,747
Medwave, Inc. (a)	2,979	14,058
Mentor Corp.	14,844	458,086
Meridian Bioscience, Inc.	4,477	74,094

	Shares	Value
Merit Medical Systems, Inc. (a)	8,824	$ 100,241
Mesa Laboratories, Inc.	4,207	49,432
Micro Therapeutics, Inc. (a)	8,566	34,093
Microtek Medical Holdings, Inc. (a)	12,551	51,208
Mine Safety Appliances Co.	11,649	552,163
Molecular Devices Corp. (a)	3,808	80,082
National Dentex Corp. (a)	1,672	43,656
Natus Medical, Inc. (a)	3,448	24,826
North American Scientific, Inc. (a)	3,930	17,685
Novoste Corp. (a)	5,146	6,947
Nutraceutical International Corp. (a)	4,825	77,345
NuVasive, Inc.	5,716	54,302
Ocular Sciences, Inc. (a)	7,431	359,021
Optical Sensors, Inc. (a)	16	48
Orthologic Corp. (a)	7,316	41,921
Orthovita, Inc. (a)	20,662	79,549
Osteotech, Inc. (a)	4,011	21,820
Palomar Medical Technologies, Inc. (a)	5,194	117,021
Paradigm Medical Industries, Inc. (a)	3,600	342
Physiometrix, Inc. (a)	2,994	2,814
PolyMedica Corp.	11,236	399,440
Possis Medical, Inc. (a)	4,528	52,253
Precision Optics Corp., Inc. (a)	850	782
Pressure BioSciences, Inc. (a)	4,865	14,838
Quidel Corp. (a)	10,586	68,280
Quinton Cardiology Systems, Inc. (a)	1,955	20,039
Regeneration Technologies, Inc. (a)	6,737	62,654
ResMed, Inc. (a)	13,391	670,353
Respironics, Inc. (a)	17,039	943,620
Retractable Technologies, Inc. (a)	5,601	27,165
Rita Medical Systems, Inc. (a)	5,240	16,087
Sola International, Inc. (a)	13,086	282,658
Somanetics Corp. (a)	6,762	93,857
Sonic Innovations, Inc. (a)	6,362	25,893
SonoSight, Inc. (a)	3,462	103,341
Spectrx, Inc. (a)	10,741	8,056
Staar Surgical Co. (a)	8,437	50,031
Steris Corp. (a)	27,647	632,563
SurModics, Inc. (a)	9,780	294,378
Sybron Dental Specialties, Inc. (a)	15,408	527,570
Synovis Life Technologies, Inc. (a)	4,155	49,237
The Spectranetics Corp. (a)	4,398	21,374
Theragenics Corp. (a)	8,161	34,276
Thoratec Corp. (a)	16,507	165,070
Trimedyne, Inc. (a)	8,608	5,165
TriPath Imaging, Inc. (a)	13,366	95,968
Urologix, Inc. (a)	5,053	35,977
Utah Medical Products, Inc.	3,222	70,079
Varian Medical Systems, Inc. (a)	58,595	2,465,678
Varian, Inc. (a)	13,761	515,349
Vasomedical, Inc. (a)	19,274	18,118
Ventana Medical Systems, Inc. (a)	5,137	306,936
Viasys Healthcare, Inc. (a)	10,197	189,868
Vision Sciences, Inc. (a)	8,293	21,976
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
VISX, Inc. (a)	20,912	$ 540,784
Vital Signs, Inc.	3,275	122,518
West Pharmaceutical Services, Inc.	11,236	262,698
Wilson Greatbatch Technologies, Inc. (a)	6,370	127,719
Wright Medical Group, Inc. (a)	10,752	284,390
Young Innovations, Inc.	3,599	114,952
Zoll Medical Corp. (a)	2,246	76,207
		33,817,760
Health Care Providers & Services - 3.4%
A.D.A.M., Inc. (a)	2,620	9,694
Accessity Corp. (a)	780	3,533
Accredo Health, Inc. (a)	19,397	525,077
Advisory Board Co. (a)	5,241	186,737
Air Methods Corp. (a)	2,008	14,598
Alderwoods Group, Inc. (a)	16,433	173,861
Alliance Imaging, Inc. (a)	12,948	121,711
Allied Healthcare International, Inc. (a)	9,152	49,238
Allscripts Healthcare Solutions, Inc. (a)	10,292	101,376
Amedisys, Inc. (a)	4,398	144,782
America Service Group, Inc. (a)	4,584	114,829
American Dental Partners, Inc. (a)	1,695	31,035
American Healthways, Inc. (a)	12,508	417,142
American Retirement Corp. (a)	14,758	117,326
AMERIGROUP Corp. (a)	10,664	735,816
AMN Healthcare Services, Inc. (a)	7,568	121,088
AmSurg Corp. (a)	14,989	385,367
Andrx Corp. (a)	29,037	516,859
Apria Healthcare Group, Inc. (a)	20,435	626,741
Beverly Enterprises, Inc. (a)	44,271	383,830
Bio-Imaging Technologies, Inc. (a)	2,110	9,179
Bioanalytical Systems, Inc. (a)	4,772	25,053
BriteSmile, Inc. (a)	1,435	9,945
Capital Senior Living Corp. (a)	8,498	44,105
Carriage Services, Inc. (a)	9,225	46,402
Centene Corp. (a)	9,507	508,625
Cerner Corp. (a)	11,425	602,326
Chemed Corp. New	5,225	324,159
Claimsnet.com, Inc. (a)	2,700	648
Community Health Systems, Inc. (a)	37,668	1,041,520
Comprehensive Care Corp. (a)	300	450
Computer Programs & Systems, Inc.	2,058	44,453
Corvel Corp. (a)	3,080	97,698
Covance, Inc. (a)	24,014	947,592
Coventry Health Care, Inc. (a)	30,238	1,500,712
Cross Country Healthcare, Inc. (a)	12,122	215,166
Cryolife, Inc. (a)	5,006	35,643
Curative Health Services, Inc. (a)	3,649	20,836
D & K Healthcare Resources, Inc.	3,743	27,174
DaVita, Inc. (a)	41,696	1,385,141
Dendrite International, Inc. (a)	13,369	228,209
Digital Angel Corp. (a)	7,990	51,056

	Shares	Value
Eclipsys Corp. (a)	13,143	$ 255,631
Emeritus Corp. (a)	1,897	18,022
eResearchTechnology, Inc. (a)	16,770	247,190
First Health Group Corp. (a)	36,809	655,936
Five Star Quality Care, Inc. (a)	407	2,759
Genesis HealthCare Corp. (a)	8,476	273,351
Gentiva Health Services, Inc. (a)	6,672	111,089
Hanger Orthopedic Group, Inc. (a)	6,855	53,469
Health Grades, Inc. (a)	100	238
Health Net, Inc. (a)	43,923	1,195,584
HealthAxis, Inc. (a)	190	547
HealthExtras, Inc. (a)	10,723	171,246
HealthGate Data Corp. (a)	1,733	659
HealthStream, Inc. (a)	6,041	16,250
HealthTronics Surgical Services, Inc. (a)	11,509	85,972
HearUSA, Inc. (a)	11,117	12,673
Henry Schein, Inc. (a)	18,565	1,210,067
HMS Holdings Corp. (a)	6,175	43,349
Hooper Holmes, Inc.	23,892	125,433
IDX Systems Corp. (a)	8,913	313,025
IMPAC Medical Systems, Inc. (a)	2,475	41,456
Kindred Healthcare, Inc. (a)	10,558	288,233
LabOne, Inc. (a)	9,088	274,003
LCA-Vision, Inc.	3,096	101,549
Lifeline Systems, Inc. (a)	6,086	164,626
LifePoint Hospitals, Inc. (a)	14,641	538,496
Lincare Holdings, Inc. (a)	41,732	1,610,438
Magellan Health Services, Inc. (a)	12,921	460,621
Matria Healthcare, Inc. (a)	3,041	106,435
Medcath Corp. (a)	4,959	107,709
Medical Staffing Network Holdings, Inc. (a)	8,863	76,310
Merge Technologies, Inc. (a)	5,082	97,930
MIM Corp.	6,082	39,351
Molina Healthcare, Inc. (a)	4,735	205,736
National Healthcare Corp.	2,674	94,071
National Medical Health Card Systems, Inc. (a)	2,994	64,042
NDCHealth Corp.	10,074	190,197
NovaMed Eyecare, Inc. (a)	4,865	23,109
NWH, Inc.	2,958	44,222
OCA, Inc. (a)	15,187	86,870
Odyssey Healthcare, Inc. (a)	12,356	164,953
Omnicare, Inc.	44,148	1,430,837
Omnicell, Inc. (a)	6,445	69,284
Option Care, Inc.	6,199	106,747
Owens & Minor, Inc.	15,920	441,780
PacifiCare Health Systems, Inc. (a)	35,513	1,718,829
PAREXEL International Corp. (a)	10,681	220,349
Patterson Companies, Inc. (a)	49,303	2,014,521
PDI, Inc. (a)	3,836	89,264
Pediatrix Medical Group, Inc. (a)	9,228	574,904
Per-Se Technologies, Inc. (a)	9,845	135,763
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Pharmaceutical Product Development, Inc. (a)	21,106	$ 888,774
Precis, Inc. (a)	3,930	9,397
Priority Healthcare Corp. Class B (a)	12,759	266,663
Province Healthcare Co. (a)	18,184	408,049
ProxyMed, Inc. (a)	3,259	22,813
PSS World Medical, Inc. (a)	31,368	392,539
Psychemedics Corp.	3,872	49,368
Psychiatric Solutions, Inc. (a)	4,597	149,632
QMed, Inc. (a)	4,585	52,957
Radiologix, Inc. (a)	6,550	24,563
RehabCare Group, Inc. (a)	10,698	281,571
Renal Care Group, Inc. (a)	28,618	952,979
ResCare, Inc. (a)	11,581	173,715
Rural/Metro Corp. (a)	8,327	28,728
Select Medical Corp.	40,788	711,751
Service Corp. International (SCI) (a)	148,194	1,046,250
SFBC International, Inc. (a)	6,004	233,135
Sierra Health Services, Inc. (a)	10,758	598,468
Specialty Laboratories, Inc. (a)	6,269	68,834
SRI/Surgical Express, Inc. (a)	2,620	13,676
Stewart Enterprises, Inc. Class A (a)	38,251	283,822
Sun Healthcare Group, Inc. (a)	7,484	56,130
Sunrise Senior Living, Inc. (a)	6,660	286,047
Symbion, Inc.	5,180	99,249
Triad Hospitals, Inc. (a)	30,124	1,105,250
Tripos, Inc. (a)	2,058	10,681
TriZetto Group, Inc. (a)	16,704	118,264
U.S. Physical Therapy, Inc. (a)	4,585	71,068
United Surgical Partners International, Inc. (a)	8,558	337,784
Universal Health Services, Inc. Class B	21,496	978,498
VCA Antech, Inc. (a)	34,317	636,924
Ventiv Health, Inc. (a)	6,143	118,928
VistaCare, Inc. Class A (a)	5,318	90,379
VitalWorks, Inc. (a)	9,824	39,591
WebMD Corp. (a)	124,217	900,573
Wellcare Health Plans, Inc.	5,200	170,404
WellChoice, Inc. (a)	11,840	580,042
Women First Healthcare, Inc. (a)	5,427	5
		40,579,358
Pharmaceuticals - 1.3%
aaiPharma, Inc. (a)	9,050	27,965
Able Laboratories, Inc. (a)	5,582	121,409
Acusphere, Inc.	1,403	9,260
Adolor Corp. (a)	22,706	314,024
Advancis Pharmaceutical Corp.	4,491	11,722
Alpharma, Inc. Class A	16,636	276,324
Alteon, Inc. (a)	9,772	8,111
American Pharmaceutical Partners, Inc. (a)	15,964	474,610

	Shares	Value
Antigenics, Inc. (a)	19,086	$ 179,790
Argonaut Technologies, Inc. (a)	2,100	1,953
Atherogenics, Inc. (a)	14,016	332,319
AVANIR Pharmaceuticals Class A (a)	57,046	194,527
Barr Pharmaceuticals, Inc. (a)	38,095	1,487,610
Barrier Therapeutics, Inc.	6,541	109,104
Bentley Pharmaceuticals, Inc. (a)	7,642	67,402
Bone Care International, Inc. (a)	4,338	101,162
Boston Life Sciences, Inc. (a)	6,830	3,832
Bradley Pharmaceuticals, Inc. (a)	5,396	95,509
Cellegy Pharmaceuticals, Inc. (a)	10,121	50,099
Collagenex Pharmaceuticals, Inc. (a)	4,585	26,135
Columbia Laboratories, Inc. (a)	12,667	24,574
Connetics Corp. (a)	13,888	290,398
Corcept Therapeutics, Inc.	7,957	35,568
Cortex Pharmaceuticals, Inc. (a)	7,017	17,051
Cypress Bioscience, Inc. (a)	8,613	100,341
DepoMed, Inc. (a)	14,582	67,952
Discovery Laboratories, Inc. (a)	12,513	87,341
Discovery Partners International, Inc. (a)	7,205	33,143
Durect Corp. (a)	14,242	31,902
Emisphere Technologies, Inc. (a)	4,678	14,347
Endo Pharmaceuticals Holdings, Inc. (a)	13,554	277,586
Eon Labs, Inc. (a)	9,951	268,279
Ergo Science Corp. (a)	3,743	8,422
First Horizon Pharmaceutical Corp. (a)	12,197	238,573
Guilford Pharmaceuticals, Inc. (a)	8,608	48,549
Heska Corp. (a)	20,430	21,656
Hi-Tech Pharmacal Co., Inc. (a)	1,747	28,563
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	68,557
Impax Laboratories, Inc. (a)	17,973	225,022
InKine Pharmaceutical, Inc. (a)	14,194	74,306
Inspire Pharmaceuticals, Inc. (a)	16,447	294,566
Interpharm Holdings, Inc. (a)	2,260	6,893
IntraBiotics Pharmaceuticals, Inc. (a)	982	3,604
Ista Pharmaceuticals, Inc. (a)	7,132	71,391
IVAX Corp. (a)	93,421	1,458,302
Kos Pharmaceuticals, Inc. (a)	5,409	230,261
KV Pharmaceutical Co. Class A (a)	16,099	302,661
MacroChem Corp. (a)	8,982	8,084
Medicines Co. (a)	16,259	405,499
Medicis Pharmaceutical Corp. Class A	22,987	845,692
MGI Pharma, Inc. (a)	27,941	754,128
Miravant Medical Technologies (a)	5,240	5,240
Nastech Pharmaceutical Co., Inc. (a)	2,297	34,868
Nektar Therapeutics (a)	33,698	629,647
NitroMed, Inc.	7,285	152,257
Noven Pharmaceuticals, Inc. (a)	9,569	174,921
Nutrition 21, Inc. (a)	16,280	16,280
Orphan Medical, Inc. (a)	2,152	21,907
Oxis International, Inc. (a)	5,100	2,907
Pain Therapeutics, Inc. (a)	12,891	97,069
Palatin Technologies, Inc. (a)	9,806	26,476
Par Pharmaceutical Companies, Inc. (a)	13,699	540,563
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Penwest Pharmaceuticals Co. (a)	6,245	$ 77,750
Perrigo Co.	28,249	509,612
Pharmos Corp. (a)	64,933	259,732
Pozen, Inc. (a)	8,367	58,067
Pure World, Inc. (a)	3,032	5,154
Salix Pharmaceuticals Ltd. (a)	14,375	217,781
Santarus, Inc.	9,294	90,617
Sepracor, Inc. (a)	38,339	1,706,469
SuperGen, Inc. (a)	10,474	75,622
Valeant Pharmaceuticals International	33,593	813,287
Vivus, Inc. (a)	7,394	43,477
Zila, Inc. (a)	11,602	51,629
		15,847,410
TOTAL HEALTH CARE		131,666,044
INDUSTRIALS - 10.3%
Aerospace & Defense - 0.9%
AAR Corp. (a)	11,465	156,727
Alliant Techsystems, Inc. (a)	14,596	961,439
Applied Signal Technology, Inc.	5,054	191,850
Armor Holdings, Inc. (a)	11,898	513,637
Astronics Corp. (a)	3,368	16,672
Aviall, Inc. (a)	10,534	239,543
BE Aerospace, Inc. (a)	20,832	220,757
Ceradyne, Inc. (a)	8,216	405,870
CPI Aerostructures, Inc. (a)	1,677	17,273
Cubic Corp.	9,321	237,686
Curtiss-Wright Corp.	6,941	413,684
DRS Technologies, Inc. (a)	10,485	447,919
Ducommun, Inc. (a)	2,048	51,917
EDO Corp.	5,094	155,214
Engineered Support Systems, Inc.	10,563	580,965
Esterline Technologies Corp. (a)	7,315	260,414
Fairchild Corp. Class A (a)	9,497	28,491
Firearms Training Systems, Inc. Class A (a)	32,643	45,700
GenCorp, Inc. (non-vtg.) (a)	16,945	284,845
Hawk Corp. Class A (a)	3,526	29,795
Heico Corp. Class A	7,372	120,975
Herley Industries, Inc. (a)	3,077	63,355
Hexcel Corp. (a)	9,961	151,905
Innovative Solutions & Support, Inc. (a)	5,801	177,569
Invision Technologies, Inc. (a)	5,915	286,759
Irvine Sensors Corp. (a)	390	881
Kaman Corp. Class A	10,776	129,312
KVH Industries, Inc. (a)	2,861	28,896
Ladish Co., Inc. (a)	2,592	28,590
Mercury Air Group, Inc.	4,372	17,269
Mercury Computer Systems, Inc. (a)	8,257	260,096
Moog, Inc. Class A (a)	8,779	368,894

	Shares	Value
Mooney Aerospace Group Ltd. Class A (a)	600	$ 1
MTC Technologies, Inc. (a)	6,932	213,090
Orbital Sciences Corp. (a)	16,833	218,829
Pemco Aviation Group, Inc. (a)	664	17,635
Precision Castparts Corp.	26,120	1,693,621
Sequa Corp. Class A (a)	3,323	198,383
SI International, Inc. (a)	1,656	47,925
Sypris Solutions, Inc.	8,306	135,139
Teledyne Technologies, Inc. (a)	11,575	343,778
The Allied Defense Group, Inc. (a)	1,497	30,659
Todd Shipyards Corp.	976	16,719
Transtechnology Corp. (a)	2,045	15,440
Triumph Group, Inc. (a)	5,792	234,924
United Defense Industries, Inc. (a)	19,635	889,466
United Industrial Corp.	4,210	164,190
		11,114,698
Air Freight & Logistics - 0.5%
AirNet Systems, Inc. (a)	400	1,320
C.H. Robinson Worldwide, Inc.	32,922	1,769,558
CNF, Inc.	19,641	918,217
EGL, Inc. (a)	15,109	509,778
Expeditors International of Washington, Inc.	43,126	2,296,891
Forward Air Corp. (a)	7,370	341,600
Hub Group, Inc. Class A (a)	2,977	129,500
Pacer International, Inc. (a)	20,798	406,809
Park-Ohio Holdings Corp. (a)	2,246	50,490
Velocity Express Corp. (a)	480	101
		6,424,264
Airlines - 0.3%
AirTran Holdings, Inc. (a)	34,828	411,667
Alaska Air Group, Inc. (a)	12,205	381,162
America West Holding Corp. Class B (a)	9,440	54,846
AMR Corp. (a)	63,932	577,306
Continental Airlines, Inc. Class B (a)	22,512	250,784
ExpressJet Holdings, Inc. Class A (a)	15,449	180,135
FLYi, Inc. (a)	12,753	23,976
Frontier Airlines, Inc. (a)	9,162	107,470
JetBlue Airways Corp. (a)	39,843	956,630
MAIR Holdings, Inc. (a)	10,106	92,975
Mesa Air Group, Inc. (a)	8,047	56,490
Midwest Air Group, Inc. (a)	2,199	6,597
Northwest Airlines Corp. (a)	30,502	312,340
Pinnacle Airlines Corp.	9,213	115,623
Republic Airways Holdings, Inc.	6,555	75,383
SkyWest, Inc.	23,704	451,087
UAL Corp. (a)	30,750	30,443
World Airways, Inc. (a)	5,000	27,050
		4,111,964
Building Products - 0.4%
Aaon, Inc. (a)	3,343	53,154
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	$ 14,546
American Woodmark Corp.	6,070	244,196
Ameron International Corp.	2,216	84,164
Apogee Enterprises, Inc.	10,123	147,593
Armstrong Holdings, Inc. (a)	17,029	44,275
ElkCorp	6,880	203,648
Griffon Corp. (a)	9,139	229,206
Humitech, Inc.	750	38
International Aluminum Corp.	2,821	92,811
Jacuzzi Brands, Inc. (a)	41,827	390,664
Lennox International, Inc.	27,074	487,061
NCI Building Systems, Inc. (a)	8,061	299,063
North American Technologies Group, Inc. (a)	15,190	10,329
Owens Corning (a)	25,785	124,799
PW Eagle, Inc. (a)	4,678	18,473
Quixote Corp.	2,744	57,514
Simpson Manufacturing Co. Ltd.	15,314	514,550
Trex Co., Inc. (a)	5,040	236,628
Universal Forest Products, Inc.	5,937	256,241
US Home Systems, Inc. (a)	1,441	8,214
USG Corp. (a)	12,385	405,237
Water Pik Technologies, Inc. (a)	4,117	70,812
York International Corp.	17,423	642,386
		4,635,602
Commercial Services & Supplies - 3.3%
A.T. Cross Co. Class A (a)	7,939	37,790
ABM Industries, Inc.	16,671	365,928
Adesa, Inc.	40,640	811,174
Administaff, Inc. (a)	7,392	110,141
Ambassadors International, Inc.	3,352	46,056
American Ecology Corp.	7,611	91,941
Amrep Corp.	1,187	20,962
Angelica Corp.	3,181	80,638
Aramark Corp. Class B	45,794	1,197,971
Asset Acceptance Capital Corp.	7,917	163,169
Banta Corp.	10,311	458,840
Bowne & Co., Inc.	13,169	202,803
Brady Corp. Class A	7,768	474,625
Bright Horizons Family Solutions, Inc. (a)	5,330	334,458
Career Education Corp. (a)	44,555	1,733,190
Casella Waste Systems, Inc. Class A (a)	6,013	90,856
CDI Corp.	6,472	125,039
Central Parking Corp.	12,239	185,788
Century Business Services, Inc. (a)	22,865	98,320
Cenveo, Inc. (a)	12,177	38,845
Charles River Associates, Inc. (a)	3,927	169,411
ChoicePoint, Inc. (a)	35,688	1,564,919
Clean Harbors, Inc. (a)	3,368	42,201
Coinstar, Inc. (a)	8,156	212,219

	Shares	Value
Collectors Universe, Inc. (a)	1,240	$ 22,134
Comsys IT Partners, Inc. (a)	40	360
Conolog Corp. (a)	170	927
Consolidated Graphics, Inc. (a)	7,126	337,060
Copart, Inc. (a)	26,570	573,912
Corinthian Colleges, Inc. (a)	35,785	623,554
Cornell Companies, Inc. (a)	2,994	43,862
Corporate Executive Board Co.	16,307	1,093,874
Corrections Corp. of America (a)	13,104	517,608
CoStar Group, Inc. (a)	6,581	288,248
CPI Corp.	3,642	51,534
DeVry, Inc. (a)	21,798	367,514
DiamondCluster International, Inc. Class A (a)	8,655	105,851
Dun & Bradstreet Corp. (a)	28,541	1,694,194
Duratek, Inc. (a)	4,440	102,164
Educate, Inc.	1,992	26,294
Education Management Corp. (a)	25,695	851,532
Electro Rent Corp.	5,676	80,486
Electronic Clearing House, Inc. (a)	3,439	27,787
Ennis Business Forms, Inc.	5,906	117,234
EVCI Career Colleges, Inc. (a)	1,029	9,435
Excelligence Learning Corp. (a)	3,829	15,312
Exponent, Inc. (a)	1,123	31,208
First Consulting Group, Inc. (a)	8,047	44,017
Food Technology Service, Inc. (a)	24,286	27,443
Franklin Covey Co. (a)	2,994	5,958
FTI Consulting, Inc. (a)	18,622	375,606
G&K Services, Inc. Class A	7,225	296,803
General Binding Corp. (a)	4,987	66,477
Gevity HR, Inc.	8,636	152,944
GP Strategies Corp. (a)	6,690	47,499
Greg Manning Auctions, Inc. (a)	11,496	131,859
Healthcare Services Group, Inc.	8,302	172,183
Heidrick & Struggles International, Inc. (a)	7,587	260,993
Herman Miller, Inc.	32,115	788,841
HNI Corp.	19,472	825,418
Hudson Highland Group, Inc. (a)	4,680	127,811
Huron Consulting Group, Inc.	285	6,028
ICT Group, Inc. (a)	2,304	19,699
IKON Office Solutions, Inc.	51,484	580,740
Imagistics International, Inc. (a)	5,743	205,599
Innotrac Corp. (a)	3,181	26,879
Insurance Auto Auctions, Inc. (a)	3,555	78,885
Integrated Alarm Services Group, Inc. (a)	5,801	24,422
Intersections, Inc.	3,842	69,156
Ionics, Inc. (a)	5,990	258,828
ITT Educational Services, Inc. (a)	18,213	869,306
Jackson Hewitt Tax Service, Inc.	15,628	337,409
John H. Harland Co.	12,788	451,544
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	349,083
Kforce, Inc. (a)	14,628	175,243
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Korn/Ferry International (a)	16,006	$ 298,192
Labor Ready, Inc. (a)	13,087	207,822
Laureate Education, Inc. (a)	18,106	713,195
Layne Christensen Co. (a)	2,058	39,925
Learning Care Group, Inc. (a)	8,383	25,568
Learning Tree International, Inc. (a)	4,772	62,656
LECG Corp.	5,248	102,598
Mac-Gray Corp. (a)	3,487	26,676
Mace Security International, Inc. (a)	8,918	50,387
Manpower, Inc.	39,188	1,895,524
McGrath RentCorp.	3,181	134,429
Medialink Worldwide, Inc. (a)	9,153	28,548
Mobile Mini, Inc. (a)	4,117	124,704
Multi-Color Corp. (a)	954	15,550
Nashua Corp. (a)	4,665	48,983
National Research Corp. (a)	1,185	18,960
Navigant Consulting, Inc. (a)	23,091	539,175
NCO Group, Inc. (a)	11,934	299,663
New Horizons Worldwide, Inc. (a)	1,029	3,581
Nobel Learning Communities, Inc. (a)	2,715	19,684
On Assignment, Inc. (a)	7,298	38,096
PerfectData Corp. (a)	2,400	1,680
Perma-Fix Environmental Services, Inc. (a)	8,161	10,609
PICO Holdings, Inc. (a)	3,619	74,588
Portfolio Recovery Associates, Inc. (a)	5,343	200,363
Pre-Paid Legal Services, Inc. (a)	9,474	324,485
PRG-Schultz International, Inc. (a)	14,120	76,248
Princeton Review, Inc. (a)	7,132	42,364
ProsoftTraining (a)	3,300	1,056
Protection One, Inc. (a)	25,641	6,667
Providence Service Corp. (a)	1,871	33,678
RCM Technologies, Inc. (a)	5,333	27,198
RemedyTemp, Inc. Class A (a)	2,024	22,304
Republic Services, Inc.	52,086	1,640,188
Resources Connection, Inc. (a)	9,242	419,217
Rollins, Inc.	10,202	250,459
Schawk, Inc. Class A	9,540	161,989
School Specialty, Inc. (a)	8,378	318,364
ServiceMaster Co.	118,860	1,565,386
SITEL Corp. (a)	17,217	38,222
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	17,769	278,618
SOURCECORP, Inc. (a)	4,398	73,139
Spherion Corp. (a)	18,701	147,364
Spherix, Inc. (a)	5,297	15,520
Standard Register Co.	11,044	145,339
Steelcase, Inc. Class A	16,329	217,176
Stericycle, Inc. (a)	16,391	684,980
Strayer Education, Inc.	5,386	578,887
Team, Inc. (a)	1,942	32,975

	Shares	Value
TeamStaff, Inc. (a)	6,456	$ 12,847
Teletech Holdings, Inc. (a)	22,516	219,981
Tetra Tech, Inc. (a)	22,259	339,227
The Brink's Co.	21,858	843,937
The Geo Group, Inc. (a)	4,188	96,533
TRC Companies, Inc. (a)	3,649	65,098
TRM Corp. (a)	4,518	84,803
U.S. Liquids, Inc. (a)	500	1
United Stationers, Inc. (a)	12,211	584,663
Universal Technical Institute, Inc.	7,969	265,368
Venture Catalyst, Inc. (a)	4,800	1,824
Vertrue, Inc. (a)	2,677	92,892
Viad Corp.	9,927	238,149
Volt Information Sciences, Inc. (a)	4,078	124,379
Waste Connections, Inc. (a)	18,327	624,218
Waste Industries USA, Inc.	5,309	60,894
Waterlink, Inc. (a)	13,000	1
Watson Wyatt & Co. Holdings Class A	15,646	417,122
West Corp. (a)	9,761	338,121
Westaff, Inc. (a)	6,445	19,657
Willis Lease Finance Corp. (a)	2,246	19,989
		38,948,724
Construction & Engineering - 0.4%
ACMAT Corp. Class A (a)	2,519	32,369
Comfort Systems USA, Inc. (a)	8,818	63,490
DualStar Technologies Corp. (a)	5,900	472
Dycom Industries, Inc. (a)	18,623	542,674
EMCOR Group, Inc. (a)	5,211	240,852
ENGlobal Corp. (a)	5,236	7,749
Foster Wheeler Ltd. (a)	852	12,124
Foster Wheeler Ltd. warrants 9/24/07 (a)	17,029	9,630
Granite Construction, Inc.	13,012	345,338
Insituform Technologies, Inc. Class A (a)	10,399	242,713
Integrated Electrical Services, Inc. (a)	12,962	39,145
Jacobs Engineering Group, Inc. (a)	23,788	1,093,534
Keith Companies, Inc. (a)	3,743	63,818
MasTec, Inc. (a)	15,207	127,587
McDermott International, Inc. (a)	22,238	366,927
Michael Baker Corp. (a)	1,542	28,990
Modtech Holdings, Inc. (a)	5,824	47,524
Perini Corp. (a)	8,236	123,128
Quanta Services, Inc. (a)	33,626	259,256
Shaw Group, Inc. (a)	33,633	495,414
ShoLodge, Inc. (a)	100	457
URS Corp. (a)	15,143	454,896
Xanser Corp. (a)	6,501	18,333
		4,616,420
Electrical Equipment - 0.8%
A.O. Smith Corp.	9,105	273,605
Active Power, Inc. (a)	12,538	57,048
Acuity Brands, Inc.	16,564	487,479
Alpine Group, Inc.	500	1,075
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)	11,273	$ 156,086
AMETEK, Inc.	26,508	866,281
AML Communications, Inc. (a)	4,959	4,513
AMX Corp. (a)	2,339	41,283
Arotech Corp. (a)	6,082	10,704
Artesyn Technologies, Inc. (a)	26,577	253,013
AZZ, Inc. (a)	2,745	41,861
Baldor Electric Co.	11,552	318,604
Beacon Power Corp. (a)	1,934	967
BTU International, Inc. (a)	5,333	15,892
C&D Technologies, Inc.	10,479	181,601
Capstone Turbine Corp. (a)	19,181	35,868
Digital Power Corp. (a)	4,959	5,752
Distributed Energy Systems Corp. (a)	8,514	22,818
Encore Wire Corp. (a)	5,950	80,176
Ener1, Inc. (a)	103,431	82,745
Energy Conversion Devices, Inc. (a)	12,728	283,325
EnerSys	6,321	86,914
Evergreen Solar, Inc. (a)	800	2,711
EXX, Inc. Class A (a)	3,975	6,082
Franklin Electric Co., Inc.	7,380	300,071
FuelCell Energy, Inc. (a)	16,439	165,212
General Cable Corp. (a)	16,412	223,203
Genlyte Group, Inc. (a)	4,408	353,389
Global Power Equipment Group, Inc. (a)	12,875	111,884
Hubbell, Inc. Class B	23,225	1,128,735
II-VI, Inc. (a)	7,453	321,597
Intermagnetics General Corp. (a)	9,619	283,472
LaBarge, Inc. (a)	3,526	42,312
Lamson & Sessions Co. (a)	7,205	65,205
LSI Industries, Inc.	4,950	49,203
M-Wave, Inc. (a)	3,800	5,396
MagneTek, Inc. (a)	6,175	40,817
Medis Technologies Ltd. (a)	10,041	163,166
Microvision, Inc. (a)	4,959	37,738
Millennium Cell, Inc. (a)	10,760	9,792
Peco II, Inc. (a)	2,700	3,402
Penn Engineering & Manufacturing Corp. (non-vtg.)	4,404	84,337
Plug Power, Inc. (a)	21,369	126,291
Powell Industries, Inc. (a)	3,555	57,484
Preformed Line Products Co.	2,387	67,433
Regal-Beloit Corp.	8,646	243,904
Roper Industries, Inc.	14,519	893,644
Technology Research Corp.	3,139	21,973
Thomas & Betts Corp.	23,933	757,240
Ultralife Batteries, Inc. (a)	3,836	57,693
UQM Technologies, Inc. (a)	9,558	20,167
Valence Technology, Inc. (a)	28,181	101,452

	Shares	Value
Vicor Corp.	6,422	$ 69,807
Woodward Governor Co.	3,747	272,969
		9,395,391
Industrial Conglomerates - 0.2%
Alleghany Corp. (a)	2,253	636,630
Carlisle Companies, Inc.	11,998	717,600
Raven Industries, Inc.	5,968	128,133
Standex International Corp.	3,082	85,834
Teleflex, Inc.	14,632	738,916
Tredegar Corp.	13,644	254,188
Walter Industries, Inc.	11,161	281,034
		2,842,335
Machinery - 2.2%
3D Systems Corp. (a)	4,678	75,363
A.S.V., Inc. (a)	5,754	241,265
Actuant Corp. Class A (a)	9,173	431,314
AGCO Corp. (a)	36,014	784,745
Alamo Group, Inc.	3,665	76,599
Albany International Corp. Class A	14,164	473,786
American Science & Engineering, Inc. (a)	2,526	93,361
Ampco-Pittsburgh Corp.	3,730	50,243
Astec Industries, Inc. (a)	5,339	88,841
Axsys Technologies, Inc. (a)	2,806	50,732
Badger Meter, Inc.	1,976	112,948
Baldwin Technology Co., Inc. Class A (a)	3,555	10,949
Barnes Group, Inc.	7,406	193,889
Briggs & Stratton Corp.	18,012	706,431
Bucyrus International, Inc. Class A	4,895	193,353
Cascade Corp.	3,293	105,672
Catalytica Energy Systems, Inc. (a)	8,234	17,291
Circor International, Inc.	3,686	76,853
CLARCOR, Inc.	9,324	489,696
Columbus McKinnon Corp. (NY Shares) (a)	2,526	19,981
Commercial Vehicle Group, Inc.	5,089	99,744
CUNO, Inc. (a)	7,317	479,483
Donaldson Co., Inc.	32,047	993,457
EnPro Industries, Inc. (a)	7,058	202,847
ESCO Technologies, Inc. (a)	5,284	386,789
Federal Signal Corp.	25,728	442,522
Flanders Corp. (a)	10,793	107,714
Flow International Corp. (a)	7,017	19,437
Flowserve Corp. (a)	21,911	552,595
Gardner Denver, Inc. (a)	11,276	387,894
Gehl Co. (a)	2,789	61,330
Gorman-Rupp Co.	3,011	68,952
Graco, Inc.	27,035	990,022
Greenbrier Companies, Inc.	4,808	142,990
Hardinge, Inc.	3,618	40,522
Harsco Corp.	16,759	890,741
Hirsch International Corp. Class A	2,100	2,415
IDEX Corp.	19,184	767,360
JLG Industries, Inc.	17,166	298,688
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	19,295	$ 785,114
Kadant, Inc. (a)	3,348	67,797
Kaydon Corp.	9,971	323,858
Kennametal, Inc.	14,541	745,953
Key Technology, Inc. (a)	2,697	25,702
Lincoln Electric Holdings, Inc.	16,627	596,743
Lindsay Manufacturing Co.	2,911	81,916
Lydall, Inc. (a)	4,210	47,068
Manitowoc Co., Inc.	10,467	390,942
Met-Pro Corp.	4,936	65,155
Middleby Corp.	3,871	222,273
Milacron, Inc. (a)	13,450	40,216
Miller Industries, Inc. (a)	300	3,303
Mueller Industries, Inc.	12,663	389,134
NACCO Industries, Inc. Class A	2,260	247,447
Nordson Corp. (a)	10,460	398,108
Oshkosh Truck Co.	15,310	961,774
Paragon Technologies, Inc. (a)	1,565	14,977
Pentair, Inc.	40,600	1,624,812
Reliance Steel & Aluminum Co.	13,255	529,007
Robbins & Myers, Inc.	5,734	138,419
Spire Corp. (a)	200	880
SPX Corp.	31,248	1,284,605
Stewart & Stevenson Services, Inc.	10,798	215,960
Sun Hydraulics Corp.	5,760	82,310
Tecumseh Products Co. Class A (non-vtg.)	5,890	269,703
Tennant Co.	3,550	142,000
Terex Corp. (a)	20,976	961,540
Thomas Industries, Inc. (a)	5,814	227,793
Timken Co.	35,114	912,964
Titan International, Inc.	8,031	100,227
Toro Co.	9,173	665,043
Trinity Industries, Inc.	15,852	560,368
TurboChef Technologies, Inc. (a)	2,620	16,611
Valmont Industries, Inc.	8,590	214,406
Wabash National Corp. (a)	10,394	258,499
Wabtec Corp.	21,048	432,957
Watts Water Technologies, Inc. Class A	9,398	287,861
Wolverine Tube, Inc. (a)	1,965	20,868
		25,583,127
Marine - 0.1%
Alexander & Baldwin, Inc.	15,004	634,819
International Shipholding Corp. (a)	4,464	66,915
Kirby Corp. (a)	7,820	355,966
		1,057,700
Road & Rail - 0.8%
AMERCO (a)	2,627	108,101
Arkansas Best Corp.	9,027	389,244
Celadon Group, Inc. (a)	3,555	76,077

	Shares	Value
Central Freight Lines, Inc.	4,722	$ 30,032
Covenant Transport, Inc. Class A (a)	4,491	86,317
Dollar Thrifty Automotive Group, Inc. (a)	8,169	219,664
Florida East Coast Industries, Inc. Class A	9,901	422,278
Frozen Food Express Industries, Inc. (a)	4,026	47,507
Genesee & Wyoming, Inc. Class A (a)	9,231	254,499
Heartland Express, Inc.	22,966	504,333
J.B. Hunt Transport Services, Inc.	25,531	1,026,346
Kansas City Southern (a)	25,749	437,990
Knight Transportation, Inc. (a)	14,085	339,449
Laidlaw International, Inc. (a)	45,043	851,313
Landstar System, Inc. (a)	11,753	828,704
Marten Transport Ltd. (a)	5,381	118,113
Old Dominion Freight Lines, Inc. (a)	6,859	215,030
Overnite Corp.	10,976	387,892
P.A.M. Transportation Services, Inc. (a)	3,368	68,370
Patriot Transportation Holding, Inc. (a)	534	22,246
Quality Distribution, Inc.	6,526	52,926
RailAmerica, Inc. (a)	13,929	178,291
SCS Transportation, Inc. (a)	3,743	79,164
Sirva, Inc.	9,936	197,726
Swift Transportation Co., Inc. (a)	25,658	500,074
U.S. Xpress Enterprises, Inc. Class A (a)	4,026	104,676
USA Truck, Inc. (a)	4,594	56,920
USF Corp.	10,863	401,605
Werner Enterprises, Inc.	24,460	550,350
Yellow Roadway Corp. (a)	18,702	988,401
		9,543,638
Trading Companies & Distributors - 0.4%
Aceto Corp.	4,581	77,877
Applied Industrial Technologies, Inc.	6,904	287,552
Beacon Roofing Supply, Inc.	6,928	126,644
Fastenal Co.	26,522	1,622,086
Hughes Supply, Inc.	26,379	867,342
Huttig Building Products, Inc. (a)	6,924	59,754
Lawson Products, Inc.	2,516	122,907
MSC Industrial Direct Co., Inc. Class A	16,744	596,421
NuCo2, Inc. (a)	2,058	51,038
UAP Holding Corp.	1,749	28,596
United Rentals, Inc. (a)	25,720	459,616
Watsco, Inc.	8,772	290,090
		4,589,923
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. (a)	405	146
TOTAL INDUSTRIALS		122,863,932
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
3Com Corp. (a)	163,825	727,383
ACE*COMM Corp. (a)	4,585	10,087
Adtran, Inc.	18,468	413,868
Airnet Communications Corp. (a)	2,900	986
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc. (a)	23,499	$ 23,969
AltiGen Communications, Inc. (a)	1,965	6,583
American Access Technologies, Inc. (a)	3,100	6,789
Amplidyne, Inc. (a)	2,500	138
Anaren, Inc. (a)	5,614	75,418
Applied Innovation, Inc. (a)	4,398	15,745
Arris Group, Inc. (a)	26,619	151,462
Aspect Communications Corp. (a)	16,847	182,790
Audiovox Corp. Class A (a)	5,832	87,188
Avanex Corp. (a)	47,520	147,312
Avici Systems, Inc. (a)	5,006	35,793
Avocent Corp. (a)	20,036	759,965
Aware, Inc. (a)	10,854	53,293
Bel Fuse, Inc. Class A	4,387	128,539
Belden CDT, Inc.	17,722	410,973
Black Box Corp.	9,551	407,637
Brooktrout, Inc. (a)	2,433	29,829
C-COR.net Corp. (a)	17,135	153,358
Carrier Access Corp. (a)	8,499	76,746
Centillium Communications, Inc. (a)	7,672	19,333
Comarco, Inc. (a)	2,807	22,737
CommScope, Inc. (a)	17,829	344,456
Communications Systems, Inc.	2,049	23,932
Computer Network Technology Corp. (a)	6,830	38,931
Comtech Telecommunications Corp. (a)	4,202	132,279
Copper Mountain Networks, Inc. (a)	1,834	5,757
CoSine Communications, Inc. (a)	1,291	3,963
Digi International, Inc. (a)	8,313	127,937
Digital Lightwave, Inc. (a)	7,892	10,812
Ditech Communications Corp. (a)	12,275	193,454
Echelon Corp. (a)	15,261	115,373
EFJ, Inc. (a)	12,549	101,396
Endwave Corp. (a)	1,053	16,195
Enterasys Networks, Inc. (a)	70,482	123,344
Entrada Networks, Inc. (a)	292	29
eOn Communications Corp. (a)	3,013	9,853
Extreme Networks, Inc. (a)	45,152	308,388
Ezenia!, Inc. (a)	2,900	2,958
F5 Networks, Inc. (a)	11,413	491,330
FalconStor Software, Inc. (a)	11,290	88,401
Finisar Corp. (a)	63,389	116,002
Foundry Networks, Inc. (a)	46,226	617,117
Glenayre Technologies, Inc. (a)	20,210	36,984
Globecomm Systems, Inc. (a)	1,591	9,991
Harmonic, Inc. (a)	21,167	164,468
Harris Corp.	26,626	1,762,375
Inter-Tel, Inc.	7,790	220,613
InterDigital Communication Corp. (a)	22,047	448,656
ION Networks, Inc. (a)	12,500	3,238
ISCO International, Inc. (a)	19,929	8,171
Ixia (a)	16,955	239,066

	Shares	Value
Juniper Networks, Inc. (a)	206,711	$ 5,690,754
Lantronix, Inc. (a)	17,964	17,605
Loral Space & Communications Ltd.	11,797	566
Microwave Filter Co., Inc. (a)	3,836	6,751
MRV Communications, Inc. (a)	29,857	115,218
NETGEAR, Inc. (a)	9,364	153,570
Network Engines, Inc. (a)	9,093	21,187
Network Equipment Technologies, Inc. (a)	9,591	91,210
NMS Communications Corp. (a)	36,033	230,179
Norstan, Inc. (a)	5,988	22,934
NumereX Corp. Class A (a)	4,959	23,704
Occam Networks, Inc. (a)	97,158	9,910
Oplink Communications, Inc. (a)	38,204	78,318
Optelecom, Inc. (a)	1,053	9,635
Optical Cable Corp. (a)	1,228	6,656
Optical Cable Corp. warrants 10/24/07 (a)	1,083	585
Optical Communication Products, Inc. (a)	7,672	16,725
P-Com, Inc. (a)	40	19
Packeteer, Inc. (a)	8,835	114,855
Paradyne Networks, Inc. (a)	15,814	61,358
Parkervision, Inc. (a)	3,649	27,185
PC-Tel, Inc. (a)	4,261	34,386
Performance Technologies, Inc. (a)	4,304	30,688
Plantronics, Inc.	19,613	807,859
Polycom, Inc. (a)	40,439	923,627
Powerwave Technologies, Inc. (a)	37,996	307,312
Proxim Corp. Class A (a)	2,997	12,318
Radyne Comstream Corp. (a)	3,636	26,474
Redback Networks, Inc. (a)	24,395	117,096
REMEC, Inc. (a)	18,012	108,612
SafeNet, Inc. (a)	11,901	424,390
Science Dynamics Corp. (a)	3,000	180
SCM Microsystems, Inc. (a)	4,117	14,039
SeaChange International, Inc. (a)	7,931	135,461
SiRF Technology Holdings, Inc.	14,089	178,508
Sonus Networks, Inc. (a)	97,360	643,550
SpectraLink Corp.	7,222	105,802
Stratex Networks, Inc. (a)	28,330	58,360
Stratos International, Inc. (a)	2,179	8,847
Sunrise Telecom, Inc.	16,442	43,571
Sycamore Networks, Inc. (a)	88,267	331,001
Symmetricom, Inc. (a)	19,029	205,513
Tekelec (a)	27,705	648,574
Telular Corp. (a)	4,093	26,072
TeraForce Technology Corp. (a)	5,500	881
Terayon Communication Systems, Inc. (a)	17,767	35,356
Tollgrade Communications, Inc. (a)	3,530	37,736
TPC Liquidation, Inc. (a)	908	7
Tut Systems, Inc. (a)	5,240	20,698
UTStarcom, Inc. (a)	39,763	776,969
Veramark Technologies, Inc. (a)	1,700	1,530
Verilink Corp. (a)	5,552	19,432
Verso Technologies, Inc. (a)	29,089	23,562
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ViaSat, Inc. (a)	8,187	$ 170,863
Vyyo, Inc. (a)	7,423	53,817
Wegener Corp. (a)	11,602	15,547
Westell Technologies, Inc. Class A (a)	23,209	152,019
WJ Communications, Inc. (a)	17,073	57,877
YDI Wireless, Inc. (a)	2,250	5,918
Zhone Technologies, Inc. (a)	31,159	76,028
		23,052,794
Computers & Peripherals - 1.3%
ActivCard Corp. (a)	10,107	80,452
Adaptec, Inc. (a)	48,874	381,217
Advanced Digital Information Corp. (a)	26,930	247,217
Alpha Technologies Group, Inc. (a)	4,396	4,396
Applied Films Corp. (a)	4,696	104,063
Avid Technology, Inc. (a)	12,489	712,747
Brocade Communications Systems, Inc. (a)	104,506	724,227
Concurrent Computer Corp. (a)	15,381	29,224
CopyTele, Inc. (a)	16,655	16,655
Cray, Inc. (a)	26,816	94,124
Crossroads Systems, Inc. (a)	3,368	4,547
Datalink Corp. (a)	2,058	3,908
Dataram Corp. (a)	3,649	21,785
Diebold, Inc.	31,475	1,674,470
Dot Hill Systems Corp. (a)	12,285	81,081
Electronics for Imaging, Inc. (a)	26,640	445,687
Emulex Corp. (a)	32,882	464,951
Exabyte Corp. (a)	8,140	2,523
FOCUS Enhancements, Inc. (a)	7,672	8,746
Hauppauge Digital, Inc. (a)	4,117	22,598
HEI, Inc. (a)	3,368	8,218
Hutchinson Technology, Inc. (a)	10,966	359,356
Hypercom Corp. (a)	11,443	69,573
iCAD, Inc. (a)	5,579	26,779
Imation Corp.	15,324	493,586
Immersion Corp. (a)	12,108	64,899
InFocus Corp. (a)	16,952	113,578
Innovex, Inc. (a)	4,552	22,714
Intergraph Corp. (a)	13,567	355,455
Interphase Corp. (a)	2,203	15,421
Iomega Corp.	11,658	53,044
Komag, Inc. (a)	7,750	129,813
LaserCard Corp. (a)	2,282	22,683
Maxtor Corp. (a)	103,752	396,333
McDATA Corp. Class A (a)	55,095	311,287
Mobility Electronics, Inc. (a)	8,655	84,040
MTI Technology Corp. (a)	9,637	18,696
Neoware Systems, Inc. (a)	5,768	50,528
Novatel Wireless, Inc.	7,913	166,648
nStor Technologies, Inc. (a)	58,500	15,795
Overland Storage, Inc. (a)	6,049	89,828

	Shares	Value
palmOne, Inc. (a)	17,225	$ 603,564
Pinnacle Systems, Inc. (a)	27,413	143,096
Presstek, Inc. (a)	9,169	97,925
Printronix, Inc. (a)	1,310	22,060
Qualstar Corp. (a)	2,735	12,472
Quantum Corp. (a)	114,189	326,581
Rimage Corp. (a)	3,259	49,569
SanDisk Corp. (a)	71,258	1,609,006
SBS Technologies, Inc. (a)	5,427	70,877
Seagate Technology	93,893	1,406,517
Silicon Graphics, Inc. (a)	71,260	114,729
SimpleTech, Inc. (a)	16,223	80,628
Socket Communications, Inc. (a)	8,047	15,611
SteelCloud, Inc., (a)	4,772	9,496
Storage Computer Corp. (a)	5,800	1,450
Storage Technology Corp. (a)	44,660	1,301,392
Stratasys, Inc. (a)	3,681	118,896
Synaptics, Inc. (a)	9,446	362,726
Transact Technologies, Inc. (a)	2,830	63,251
UNOVA, Inc. (a)	18,756	415,633
ViewCast.com, Inc. (a)	10,386	3,116
VPGI Corp. (a)	1,500	195
Western Digital Corp. (a)	84,257	823,191
Xybernaut Corp. (a)	52,914	63,497
Zoom Technologies, Inc. (a)	5,240	18,654
		15,727,024
Electronic Equipment & Instruments - 2.0%
Advanced Photonix, Inc. Class A (a)	11,134	18,482
Aeroflex, Inc. (a)	27,169	332,820
Aetrium, Inc. (a)	100	360
Agilysys, Inc.	13,133	217,088
Allied Motion Technologies, Inc. (a)	3,555	24,355
American Technical Ceramics Corp. (a)	2,713	27,157
American Technology Corp. (a)	2,713	17,363
Amphenol Corp. Class A (a)	37,237	1,307,391
Andrea Electronics Corp. (a)	3,700	444
Anixter International, Inc.	15,756	594,474
APA Optics, Inc. (a)	3,836	8,286
Arrow Electronics, Inc. (a)	46,244	1,134,365
Avnet, Inc. (a)	49,337	907,801
AVX Corp.	24,168	304,275
Axcess, Inc. (a)	6,529	9,467
BEI Technologies, Inc.	4,023	118,075
Bell Industries, Inc. (a)	7,298	21,237
Bell Microproducts, Inc. (a)	7,111	60,799
Benchmark Electronics, Inc. (a)	16,971	594,834
Brightpoint, Inc. (a)	5,430	103,767
CalAmp Corp. (a)	5,601	53,602
Cash Technologies, Inc. (a)	2,900	4,031
CDW Corp.	26,351	1,731,788
CellStar Corp. (a)	7,347	26,817
Checkpoint Systems, Inc. (a)	15,935	294,160
Chyron Corp. (a)	7,000	3,850
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cogent, Inc.	6,958	$ 233,580
Cognex Corp.	15,035	387,903
Coherent, Inc. (a)	12,512	361,472
CTS Corp.	13,666	182,578
CyberOptics Corp. (a)	1,204	16,928
Daktronics, Inc. (a)	7,071	183,280
DDi Corp. (a)	12,004	36,012
Digital Theater Systems, Inc. (a)	4,601	96,023
Digital Video Systems, Inc. (a)	1,400	1,582
Dionex Corp. (a)	9,058	519,839
Duraswitch Industries, Inc. (a)	4,023	8,649
Electro Scientific Industries, Inc. (a)	9,507	184,626
eMagin Corp. (a)	28,133	28,414
En Pointe Technologies, Inc. (a)	2,994	8,533
Excel Technology, Inc. (a)	4,513	117,338
Fargo Electronics, Inc. (a)	4,491	66,557
FARO Technologies, Inc. (a)	4,015	109,208
FLIR Systems, Inc. (a)	13,176	742,468
Frequency Electronics, Inc.	1,170	17,492
Gerber Scientific, Inc. (a)	5,960	46,786
Giga-Tronics, Inc. (a)	4,585	10,546
Global Imaging Systems, Inc. (a)	10,618	397,326
GTSI Corp. (a)	3,743	37,954
I. D. Systems Inc. (a)	2,045	37,035
Identix, Inc. (a)	33,875	268,629
Ingram Micro, Inc. Class A (a)	52,104	1,002,481
Interlink Electronics, Inc. (a)	2,903	26,040
Iteris, Inc. (a)	4,304	15,107
Itron, Inc. (a)	7,450	161,293
Jaco Electronics, Inc. (a)	3,836	16,610
Keithley Instruments, Inc.	4,405	83,343
KEMET Corp. (a)	28,832	255,452
Landauer, Inc.	3,246	150,549
LeCroy Corp. (a)	3,181	68,105
Lexar Media, Inc. (a)	24,728	195,104
LightPath Technologies, Inc. Class A (a)	1,150	4,773
Littelfuse, Inc. (a)	11,004	429,376
LoJack Corp. (a)	6,991	73,545
Maxwell Technologies, Inc. (a)	3,836	41,199
MDI, Inc. (a)	7,859	6,916
Measurement Specialties, Inc. (a)	7,492	191,121
Mechanical Technology, Inc. (a)	9,637	53,196
Media Services Group, Inc. (a)	29	418
Merix Corp. (a)	4,257	46,316
Methode Electronics, Inc. Class A	13,856	182,899
Metrologic Instruments, Inc. (a)	6,046	123,520
Micronetics, Inc. Delaware (a)	3,743	26,725
MTS Systems Corp.	8,339	253,089
National Instruments Corp.	24,405	697,983
Newport Corp. (a)	24,770	305,662
NU Horizons Electronics Corp. (a)	3,462	28,738

	Shares	Value
OSI Systems, Inc. (a)	6,635	$ 144,112
OYO Geospace Corp. (a)	1,267	20,069
Panavision, Inc. (a)	2,531	13,921
Park Electrochemical Corp. (a)	6,884	145,184
Parlex Corp. (a)	2,058	12,554
Paxar Corp. (a)	15,371	355,839
PC Connection, Inc. (a)	6,035	42,426
Pemstar, Inc. (a)	10,011	15,327
Perceptron, Inc. (a)	2,600	17,862
PFSweb, Inc. (a)	9,080	25,787
Photon Dynamics, Inc. (a)	4,502	99,269
Planar Systems, Inc. (a)	3,555	37,896
Plexus Corp. (a)	24,216	332,970
RadiSys Corp. (a)	5,383	75,846
Research Frontiers, Inc. (a)	3,836	24,052
RF Industries Ltd. (a)	2,339	19,369
RF Monolithics, Inc. (a)	3,462	32,612
Richardson Electronics Ltd.	4,959	55,293
Rofin-Sinar Technologies, Inc. (a)	6,310	246,090
Rogers Corp. (a)	8,834	419,173
Satcon Technology Corp. (a)	5,988	12,156
ScanSource, Inc. (a)	6,683	432,390
Sigmatron International, Inc. (a)	762	10,356
Sirenza Microdevices, Inc. (a)	8,140	41,351
Somera Communications, Inc. (a)	13,567	15,059
Spatializer Audio Labs, Inc. (a)	12,700	953
Spectrum Control, Inc. (a)	4,200	31,332
Staktek Holdings, Inc.	7,258	30,992
StockerYale, Inc. (a)	2,400	2,760
Suntron Corp. (a)	13,394	44,200
Superconductor Technologies, Inc. (a)	18,291	15,364
SYNNEX Corp.	5,731	122,643
Taser International, Inc. (a)	21,698	595,393
Tech Data Corp. (a)	22,911	1,039,930
Technitrol, Inc. (a)	12,221	210,812
Thermogenesis Corp. (a)	7,766	47,140
Trimble Navigation Ltd. (a)	20,400	644,028
TTM Technologies, Inc. (a)	13,662	141,812
Universal Display Corp. (a)	12,461	121,495
Veeco Instruments, Inc. (a)	8,892	172,416
Viisage Technology, Inc. (a)	9,731	78,529
Vishay Intertechnology, Inc. (a)	58,183	850,054
Woodhead Industries, Inc.	3,396	51,212
X-Rite, Inc.	5,047	75,251
Zomax, Inc. (a)	12,351	42,487
Zygo Corp. (a)	5,333	61,969
		23,485,141
Internet Software & Services - 1.5%
24/7 Real Media, Inc. (a)	16,663	62,986
Akamai Technologies, Inc. (a)	45,812	593,265
America Online Latin America, Inc. (a)	43,709	27,974
Apropos Technology, Inc. (a)	3,518	10,519
aQuantive, Inc. (a)	23,006	199,922
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Ariba, Inc. (a)	22,599	$ 372,884
Art Technology Group, Inc. (a)	31,355	34,804
Ask Jeeves, Inc. (a)	22,134	571,943
Autobytel, Inc. (a)	12,311	89,624
Bankrate, Inc. (a)	3,181	50,769
Blue Coat Systems, Inc. (a)	3,144	52,473
Blue Martini Software, Inc. (a)	3,020	8,393
BroadVision, Inc. (a)	7,431	17,091
Calico Commerce, Inc.	2,388	0
Centra Software, Inc. (a)	7,775	16,870
Chordiant Software, Inc. (a)	17,313	35,492
Click Commerce, Inc. (a)	880	10,339
CMGI, Inc. (a)	138,834	212,416
CNET Networks, Inc. (a)	48,159	448,842
Communication Intelligence Corp. (a)	7,900	4,345
Corillian Corp. (a)	12,538	72,846
Critical Path, Inc. (a)	3,807	4,188
CyberCash, Inc. rights 12/31/03	400	4
CyberSource Corp. (a)	17,560	123,974
deltathree, Inc. (a)	4,398	13,194
Digital Impact, Inc. (a)	10,245	11,987
Digital Insight Corp. (a)	13,588	221,824
Digital River, Inc. (a)	12,256	513,772
Digitas, Inc. (a)	23,092	189,585
DoubleClick, Inc. (a)	44,740	335,550
DSL.net, Inc. (a)	12,818	2,564
Dynabazaar, Inc.	5,600	1,736
EarthLink, Inc. (a)	54,002	585,382
EasyLink Services Corp. Class A (a)	9,785	13,797
eCollege.com (a)	6,096	71,628
EDGAR Online, Inc. (a)	3,836	4,833
eGain Communications Corp. (a)	1,156	1,503
Elcom International, Inc. (a)	6,500	618
Entrust, Inc. (a)	15,165	56,565
Equinix, Inc. (a)	6,523	253,614
FindWhat.com (a)	10,274	198,083
Firstwave Technologies, Inc. (a)	1,123	2,291
GlowPoint, Inc. (a)	7,746	9,373
Google, Inc. Class A	9,895	1,810,785
GoRemote Internet Communications, Inc. (a)	9,774	17,593
High Speed Access Corp. (a)	17,600	0
Homestore, Inc. (a)	33,174	86,252
Hyperfeed Technologies, Inc. (a)	702	1,931
I-Many, Inc. (a)	9,263	12,505
iBasis, Inc. (a)	9,824	22,497
Imergent, Inc. (a)	3,575	44,402
InfoSpace, Inc. (a)	11,916	527,879
Innodata Isogen, Inc. (a)	7,485	52,170
InsWeb Corp. (a)	283	699
Interland, Inc. (a)	4,656	14,620

	Shares	Value
Internap Network Services Corp. (a)	72,216	$ 47,663
Internet America, Inc. (a)	6,082	6,994
Internet Capital Group, Inc. (a)	15,063	103,483
Internet Commerce Corp. Class A (a)	3,400	4,590
Interwoven, Inc. (a)	11,373	110,318
Intraware, Inc. (a)	18,917	21,944
iPass, Inc. (a)	15,593	101,199
IPIX Corp. (a)	5,133	33,365
iVillage, Inc. (a)	27,650	131,199
j2 Global Communications, Inc. (a)	10,397	362,335
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	5,988	100,419
Kana Software, Inc. (a)	4,505	7,568
Keynote Systems, Inc. (a)	6,393	81,383
Kintera, Inc.	6,752	54,894
LivePerson, Inc. (a)	14,420	38,069
LookSmart Ltd. (a)	25,824	51,364
Loudeye Corp. (a)	9,731	18,684
LQ Corp., Inc. (a)	1,092	1,966
Marchex, Inc. Class B	7,986	124,821
Marketwatch.com, Inc. (a)	3,836	69,585
MatrixOne, Inc. (a)	16,348	108,060
Navidec, Inc. (a)	464	1,995
NaviSite, Inc. (a)	8,077	18,254
Neoforma, Inc. (a)	4,996	37,120
Neomedia Technologies, Inc. (a)	5,500	655
Net2Phone, Inc. (a)	18,989	65,132
NetRatings, Inc. (a)	5,877	117,540
NIC, Inc. (a)	14,170	65,111
Niku Corp. (a)	2,199	36,789
On2.Com, Inc. (a)	12,070	6,397
Online Resources & Comms Corp. (a)	2,835	19,987
Onvia.com, Inc. (a)	1,133	6,957
Openwave Systems, Inc. (a)	22,485	296,352
Optio Software, Inc. (a)	3,200	4,000
PEC Solutions, Inc. (a)	6,935	98,408
Plumtree Software, Inc. (a)	6,082	22,199
Private Business, Inc. (a)	2,038	4,361
ProcureNet, Inc. (a)	800	0
Quovadx, Inc. (a)	11,829	22,593
Raindance Communications, Inc. (a)	10,947	25,288
RealNetworks, Inc. (a)	58,843	370,711
Register.com, Inc. (a)	14,915	86,805
Retek, Inc. (a)	14,383	87,736
S1 Corp. (a)	35,549	333,094
Saba Software, Inc. (a)	1,965	8,312
Salon Media Group, Inc. (a)	4,600	506
SAVVIS Communications Corp. (a)	27,674	23,523
SeeBeyond Technology Corp. (a)	36,509	115,368
Selectica, Inc. (a)	7,017	27,015
SmartServ Online, Inc. (a)	283	778
SonicWALL, Inc. (a)	25,492	156,776
Sportsline.com, Inc. (a)	14,242	24,639
Stellent, Inc. (a)	7,152	56,143
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Supportsoft, Inc. (a)	17,744	$ 90,140
Synergy Brands, Inc. (a)	515	1,597
Terremark Worldwide, Inc. (a)	77,351	50,278
The Knot, Inc. (a)	4,092	17,800
The Sedona Corp. (a)	8,300	3,569
The viaLink Co. (a)	3,000	144
TheStreet.com, Inc. (a)	5,520	24,012
Tippingpoint Technologies, Inc. (a)	3,514	122,112
Track Data Corp.	10,011	8,309
Tucows, Inc. (a)	6,900	4,140
Tumbleweed Communications Corp. (a)	13,941	48,794
United Online, Inc. (a)	18,687	199,390
US Dataworks, Inc. (a)	4,512	5,008
ValueClick, Inc. (a)	29,441	379,789
VCampus Corp. (a)	380	540
VeriSign, Inc. (a)	106,112	3,491,085
Via Net.Works, Inc. (a)	20,595	16,682
Vignette Corp. (a)	115,667	146,897
Visual Data Corp. (a)	1,100	1,562
Vitria Technology, Inc. (a)	7,321	25,331
Webb Interactive Services, Inc. (a)	4,865	1,995
WebEx Communications, Inc. (a)	12,746	302,590
webMethods, Inc. (a)	14,496	89,005
Websense, Inc. (a)	9,236	443,882
WorldGate Communications, Inc. (a)	10,573	25,375
Zix Corp. (a)	12,791	58,583
		17,380,251
IT Services - 1.8%
Acxiom Corp.	33,621	850,275
Affinity Technology Group, Inc. (a)	12,100	605
Alliance Data Systems Corp. (a)	19,784	848,734
Analysts International Corp. (a)	9,684	32,441
Answerthink, Inc. (a)	11,611	52,366
Anteon International Corp. (a)	13,049	483,074
Applied Digital Solutions, Inc. (a)	41,642	222,785
BearingPoint, Inc. (a)	75,996	661,165
BrightStar Information Technology Group, Inc. (a)	4,500	90
CACI International, Inc. Class A (a)	11,578	719,341
Carreker Corp. (a)	6,269	52,910
Ceridian Corp. (a)	65,518	1,238,945
Certegy, Inc.	27,004	928,938
CheckFree Corp. (a)	26,003	963,411
Ciber, Inc. (a)	18,328	171,000
Cognizant Technology Solutions Corp. Class A (a)	53,803	2,051,508
Competitive Technologies, Inc. (a)	3,836	26,660
Computer Horizons Corp. (a)	7,299	27,736
Computer Task Group, Inc. (a)	11,529	41,966
Corio, Inc. (a)	16,619	27,588
Covansys Corp. (a)	8,731	117,519

	Shares	Value
CSG Systems International, Inc. (a)	19,877	$ 361,165
CSP, Inc. (a)	3,555	31,284
Direct Insite Corp. (a)	53	98
DST Systems, Inc. (a)	26,709	1,302,064
DynTek, Inc. Class A (a)	8,047	5,464
Edgewater Technology, Inc. (a)	4,972	20,783
eFunds Corp. (a)	19,241	458,321
eLoyalty Corp. (a)	4,341	21,835
Enherent Corp. (a)	8,200	3,690
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	9,810	241,326
Forrester Research, Inc. (a)	8,617	140,629
Gartner, Inc. Class A (a)	21,546	256,397
Global Payments, Inc.	16,258	896,791
Hewitt Associates, Inc. Class A (a)	19,641	592,176
iGate Corp. (a)	13,687	54,748
Indus International, Inc. (a)	18,393	34,947
Infocrossing, Inc. (a)	4,968	83,462
Inforte Corp. (a)	1,679	11,350
infoUSA, Inc. (a)	16,450	181,115
Integral Systems, Inc.	2,620	52,374
InteliData Technologies Corp. (a)	12,461	4,860
Intrado, Inc. (a)	4,678	63,247
iPayment, Inc. (a)	6,228	239,404
Iron Mountain, Inc. (a)	44,895	1,352,686
Kanbay International, Inc.	4,793	137,703
Keane, Inc. (a)	22,570	349,835
Lightbridge, Inc. (a)	5,332	25,007
Lionbridge Technologies, Inc. (a)	12,961	71,415
Manchester Technologies, Inc. (a)	1,778	8,712
ManTech International Corp. Class A (a)	9,479	226,927
Maximus, Inc. (a)	6,508	203,896
Meta Group, Inc. (a)	6,830	36,336
MPS Group, Inc. (a)	47,768	537,868
MTM Technologies, Inc. (a)	1,200	5,040
New Century Equity Holdings Corp. (a)	5,500	1,815
Pegasus Solutions, Inc. (a)	6,082	71,099
Perot Systems Corp. Class A (a)	37,410	598,934
Rainmaker Systems, Inc. (a)	32,402	34,022
RightNow Technologies, Inc.	276	5,020
Safeguard Scientifics, Inc. (a)	34,401	69,146
Sapient Corp. (a)	43,233	341,973
SM&A (a)	4,117	33,224
SRA International, Inc. Class A (a)	6,421	372,675
StarTek, Inc.	4,563	131,232
Storage Engine, Inc. (a)	500	5
Sykes Enterprises, Inc. (a)	10,853	73,258
Syntel, Inc.	3,572	69,940
Technology Solutions Co. (a)	8,889	8,356
TechTeam Global, Inc. (a)	6,114	57,472
The BISYS Group, Inc. (a)	48,246	772,418
The Management Network Group, Inc. (a)	14,649	29,005
Tier Technologies, Inc. Class B (a)	4,678	41,307
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Titan Corp. (a)	33,624	$ 541,683
TNS, Inc.	7,353	163,237
Total System Services, Inc.	13,647	352,229
TSR, Inc.	4,079	28,431
Tyler Technologies, Inc. (a)	11,474	89,956
WidePoint Corp. (a)	5,600	2,800
Zamba Corp. (a)	4,700	517
Zanett, Inc. (a)	5,579	25,663
		21,447,429
Office Electronics - 0.1%
Intelli-Check, Inc. (a)	1,429	5,787
Zebra Technologies Corp. Class A (a)	29,824	1,499,551
		1,505,338
Semiconductors & Semiconductor Equipment - 2.6%
8X8, Inc. (a)	9,978	36,819
Actel Corp. (a)	8,143	139,734
ADE Corp. (a)	4,152	76,646
Advanced Energy Industries, Inc. (a)	9,888	84,542
Advanced Power Technology, Inc. (a)	3,930	29,514
Agere Systems, Inc. Class A (a)	676,264	926,482
Alliance Semiconductor Corp. (a)	9,169	32,092
AMIS Holdings, Inc. (a)	22,175	336,173
Amkor Technology, Inc. (a)	59,715	328,433
Amtech Systems, Inc. (a)	4,491	19,087
ANADIGICS, Inc. (a)	7,298	24,594
Artisan Components, Inc. (a)	7,726	266,547
Asyst Technologies, Inc. (a)	15,207	63,261
Atheros Communications, Inc.	8,863	99,177
Atmel Corp. (a)	193,995	688,682
ATMI, Inc. (a)	15,083	347,211
August Technology Corp. (a)	4,304	36,369
Axcelis Technologies, Inc. (a)	46,909	342,436
AXT, Inc. (a)	6,269	10,657
Brooks Automation, Inc. (a)	16,636	255,363
Cabot Microelectronics Corp. (a)	11,422	422,043
California Micro Devices Corp. (a)	4,585	39,890
Catalyst Semiconductor, Inc. (a)	7,298	43,496
Celeritek, Inc.	4,865	17,563
Ceva, Inc. (a)	6,171	49,491
Cirrus Logic, Inc. (a)	33,229	197,048
Cohu, Inc.	8,486	142,225
Conexant Systems, Inc. (a)	186,941	372,013
Credence Systems Corp. (a)	43,614	333,211
Cree, Inc. (a)	29,320	1,049,070
Cymer, Inc. (a)	17,314	526,692
Cypress Semiconductor Corp. (a)	49,931	491,820
Diodes, Inc. (a)	3,747	93,188
DPAC Technologies Corp. (a)	7,111	3,698
DSP Group, Inc. (a)	12,500	277,250
DuPont Photomasks, Inc. (a)	7,220	190,464

	Shares	Value
Electroglas, Inc. (a)	6,456	$ 21,047
EMCORE Corp. (a)	9,356	24,887
Entegris, Inc. (a)	21,066	206,025
ESS Technology, Inc. (a)	12,644	89,140
Exar Corp. (a)	13,170	184,117
Fairchild Semiconductor International, Inc. (a)	49,799	761,925
FEI Co. (a)	9,735	208,232
FormFactor, Inc. (a)	12,105	291,852
Freescale Semiconductor, Inc. Class A	50,083	884,466
FSI International, Inc. (a)	7,956	35,802
Genesis Microchip, Inc. (a)	11,193	182,558
Genus, Inc. (a)	8,140	14,164
Helix Technology Corp.	9,423	142,005
Hi/fn, Inc. (a)	3,346	26,768
Hytek Microsystems, Inc. (a)	4,300	3,225
Ibis Technology Corp. (a)	5,001	12,703
Integrated Circuit Systems, Inc. (a)	31,070	734,495
Integrated Device Technology, Inc. (a)	48,046	545,322
Integrated Silicon Solution, Inc. (a)	13,777	105,532
International Rectifier Corp. (a)	26,945	1,140,851
Intersil Corp. Class A	60,405	972,521
Intevac, Inc. (a)	4,350	30,668
IXYS Corp. (a)	8,168	75,881
JMAR Technologies, Inc. (a)	5,707	8,389
Kopin Corp. (a)	28,979	117,655
Kulicke & Soffa Industries, Inc. (a)	14,693	109,904
Lam Research Corp. (a)	53,814	1,399,702
Lattice Semiconductor Corp. (a)	62,973	336,150
Leadis Technology, Inc.	8,107	78,800
Logic Devices, Inc. (a)	8,982	12,036
LogicVision, Inc. (a)	5,047	10,447
LTX Corp. (a)	19,594	139,901
Mattson Technology, Inc. (a)	19,712	184,307
MEMC Electronic Materials, Inc. (a)	36,977	393,066
Micrel, Inc. (a)	31,567	337,136
Micro Component Technology, Inc. (a)	6,643	4,318
Micro Linear Corp. (a)	7,672	35,368
Microchip Technology, Inc.	88,268	2,487,392
Microsemi Corp. (a)	23,768	423,070
Mindspeed Technologies, Inc. (a)	34,630	86,575
MIPS Technologies, Inc. (a)	19,049	166,679
MKS Instruments, Inc. (a)	17,323	294,318
Monolithic System Technology, Inc. (a)	8,011	37,411
Mykrolis Corp. (a)	25,832	316,700
Nanometrics, Inc. (a)	3,555	57,840
NeoMagic Corp. (a)	12,538	10,657
NVE Corp. (a)	1,357	39,937
Omnivision Technologies, Inc. (a)	22,492	401,257
ON Semiconductor Corp. (a)	48,498	177,018
PDF Solutions, Inc. (a)	5,506	70,862
Pericom Semiconductor Corp. (a)	12,297	107,968
Photronics, Inc. (a)	10,308	194,203
Pixelworks, Inc. (a)	15,189	170,876
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PLX Technology, Inc. (a)	7,859	$ 70,810
Power Integrations, Inc. (a)	10,861	214,288
QuickLogic Corp. (a)	5,545	13,530
Rambus, Inc. (a)	40,462	935,077
Ramtron International Corp. (a)	4,828	17,767
RF Micro Devices, Inc. (a)	81,528	567,435
Rudolph Technologies, Inc. (a)	5,062	80,992
Semitool, Inc. (a)	8,047	72,101
Semtech Corp. (a)	31,962	654,262
Sigma Designs, Inc. (a)	4,352	39,299
Sigmatel, Inc. (a)	11,892	425,496
Silicon Image, Inc. (a)	26,669	448,039
Silicon Laboratories, Inc. (a)	17,149	516,871
Silicon Storage Technology, Inc. (a)	30,901	215,071
Siliconix, Inc. (a)	3,087	114,188
Sipex Corp. (a)	7,298	40,139
Skyworks Solutions, Inc. (a)	64,573	641,210
SRS Labs, Inc. (a)	2,620	17,030
Standard Microsystems Corp. (a)	6,545	160,876
Supertex, Inc. (a)	3,555	77,321
Tegal Corp. (a)	10,666	13,972
Tessera Technologies, Inc.	12,389	440,429
Therma-Wave, Inc. (a)	6,802	21,766
Three-Five Systems, Inc. (a)	5,269	10,222
Transmeta Corp. (a)	70,922	119,858
Transwitch Corp. (a)	22,128	26,996
Trident Microsystems, Inc. (a)	6,737	105,097
Tripath Technology, Inc. (a)	12,885	10,952
TriQuint Semiconductor, Inc. (a)	40,524	175,469
Ultratech, Inc. (a)	6,925	119,318
Varian Semiconductor Equipment Associates, Inc. (a)	16,029	569,350
Virage Logic Corp. (a)	6,362	95,621
Vitesse Semiconductor Corp. (a)	121,183	395,057
Volterra Semiconductor Corp.	2,101	44,352
White Electronic Designs Corp. (a)	5,571	37,326
Zilog, Inc. (a)	8,368	54,810
Zoran Corp. (a)	17,814	211,096
		31,070,602
Software - 2.6%
Accelrys, Inc. (a)	5,988	37,485
Acclaim Entertainment, Inc. (a)	10,105	95
Activision, Inc. (a)	63,437	997,230
Actuate Corp. (a)	13,006	30,824
Adept Technology, Inc. (a)	6,456	10,652
Advent Software, Inc. (a)	17,829	356,758
Agile Software Corp. (a)	14,925	124,773
Altiris, Inc. (a)	10,171	284,788
American Software, Inc. Class A	5,825	34,659
Analytical Surveys, Inc. (a)	240	626
Ansoft Corp. (a)	4,117	74,188

	Shares	Value
Ansys, Inc. (a)	11,088	$ 340,291
Applix, Inc. (a)	3,275	14,508
ARI Network Services, Inc. (a)	2,620	6,812
Artisoft, Inc. (a)	1,066	2,558
Ascential Software Corp. (a)	20,341	278,061
Aspen Technology, Inc. (a)	17,144	98,921
Atari, Inc. (a)	40,661	92,300
Authentidate Holding Corp. (a)	8,307	57,651
Avatech Solutions, Inc.	735	257
Axeda Systems, Inc. (a)	3,555	2,204
AXS-One, Inc. (a)	5,614	15,944
BEA Systems, Inc. (a)	171,209	1,383,369
BindView Development Corp. (a)	17,684	62,778
Bitstream, Inc. Class A (a)	3,682	10,678
Blackbaud, Inc.	280	3,500
Borland Software Corp. (a)	32,293	377,505
Bottomline Technologies, Inc. (a)	7,799	91,248
BSQUARE Corp. (a)	11,321	12,906
Cadence Design Systems, Inc. (a)	120,045	1,649,418
CAM Commerce Solutions, Inc. (a)	1,965	31,674
Captaris, Inc. (a)	10,666	52,370
Captiva Software Corp. (a)	2,433	23,795
Catapult Communications Corp. (a)	3,462	93,959
CCC Information Services Group, Inc. (a)	5,308	110,937
Concord Communications, Inc. (a)	4,320	40,133
Concur Technologies, Inc. (a)	8,963	84,252
Convera Corp. Class A (a)	8,548	39,834
Datastream Systems, Inc. (a)	4,006	23,635
Datawatch Corp. (a)	3,120	12,012
Digimarc Corp. (a)	4,491	41,362
DocuCorp International, Inc. (a)	5,314	47,454
Dynamics Research Corp. (a)	2,901	48,476
E.piphany, Inc. (a)	21,168	95,679
ebix.com, Inc. (a)	421	6,083
Embarcadero Technologies, Inc. (a)	7,901	69,845
eMerge Interactive, Inc. Class A (a)	4,201	6,764
Epicor Software Corp. (a)	16,904	266,576
EPIQ Systems, Inc. (a)	7,558	113,294
ePlus, Inc. (a)	3,612	45,620
Evans & Sutherland Computer Corp. (a)	4,929	32,581
Evolving Systems, Inc. (a)	3,885	13,869
Extended Systems, Inc. (a)	5,520	14,076
FactSet Research Systems, Inc.	9,541	492,793
Fair, Isaac & Co., Inc.	28,149	933,984
FileNET Corp. (a)	15,974	428,263
Fonix Corp. (a)	595	95
Forgent Networks, Inc. (a)	9,544	16,225
Gensym Corp. (a)	4,023	10,862
GraphOn Corp. (a)	7,300	2,190
Guardian Technologies International (a)	560	2,206
Hyperion Solutions Corp. (a)	15,176	680,037
Informatica Corp. (a)	29,218	227,900
Information Architects Corp. (a)	586	70
Intellisync Corp. (a)	36,225	65,205
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence, Inc. (a)	2,713	$ 11,802
Internet Security Systems, Inc. (a)	16,921	409,657
InterVideo, Inc.	4,632	52,156
Intervoice, Inc. (a)	14,415	187,395
Intrusion, Inc. (a)	1,567	2,258
Island Pacific, Inc. (a)	6,262	2,505
Jack Henry & Associates, Inc.	28,483	549,152
JAMDAT Mobile, Inc.	3,827	87,562
JDA Software Group, Inc. (a)	8,114	106,456
Kronos, Inc. (a)	13,153	664,753
Lawson Software, Inc. (a)	37,697	232,967
Level 8 Systems, Inc. (a)	8,282	596
Logility, Inc. (a)	7,206	29,761
Macromedia, Inc. (a)	28,604	816,072
Macrovision Corp. (a)	22,044	585,268
Magma Design Automation, Inc. (a)	9,450	128,142
Manhattan Associates, Inc. (a)	12,190	296,217
Manugistics Group, Inc. (a)	22,995	63,236
MAPICS, Inc. (a)	7,749	75,320
MapInfo Corp. (a)	5,123	61,220
McAfee, Inc. (a)	65,254	1,885,841
Mediware Information Systems, Inc. (a)	1,310	14,515
Mentor Graphics Corp. (a)	37,683	472,922
MetaSolv, Inc. (a)	10,105	24,656
Micromuse, Inc. (a)	28,138	147,950
MICROS Systems, Inc. (a)	7,310	536,335
MicroStrategy, Inc. Class A (a)	6,010	387,946
Midway Games, Inc. (a)	19,693	213,472
Mobius Management Systems, Inc. (a)	6,867	54,936
Moldflow Corp. (a)	3,930	55,020
MRO Software, Inc. (a)	9,923	127,511
MSC.Software Corp. (a)	6,830	64,953
Nassda Corp. (a)	10,201	43,660
NAVTEQ Corp.	15,648	675,211
NEON Systems, Inc. (a)	1,123	4,133
Netguru, Inc. (a)	1,800	2,178
NetIQ Corp. (a)	24,285	297,977
NetManage, Inc. (a)	1,259	7,176
NetScout Systems, Inc. (a)	9,644	73,005
Netsmart Technologies, Inc. (a)	3,644	29,808
NetSol Technologies, Inc. (a)	880	1,971
NexPrise, Inc. (a)	293	264
Nuance Communications, Inc. (a)	8,715	37,649
NYFIX, Inc. (a)	11,873	75,868
Omtool Ltd. (a)	200	1,652
ONYX Software Corp. (a)	982	3,231
Open Solutions, Inc.	7,145	188,985
Opnet Technologies, Inc. (a)	6,308	54,501
Opsware, Inc. (a)	24,539	168,092
PalmSource, Inc. (a)	2,695	42,689
PASW, Inc. (a)	3,300	165

	Shares	Value
Peerless Systems Corp. (a)	6,456	$ 9,232
Pegasystems, Inc. (a)	8,702	63,177
Pervasive Software, Inc. (a)	3,743	14,935
Phoenix Technologies Ltd. (a)	6,540	53,039
Plato Learning, Inc. (a)	5,621	39,291
Portal Software, Inc. (a)	12,774	44,070
Progress Software Corp. (a)	18,406	417,816
QAD, Inc.	13,833	113,984
Quality Systems, Inc. (a)	2,869	176,185
Quest Software, Inc. (a)	25,575	395,901
Radiant Systems, Inc. (a)	6,737	42,039
Red Hat, Inc. (a)	78,924	1,142,820
Renaissance Learning, Inc.	1,747	33,647
Reynolds & Reynolds Co. Class A	25,330	601,081
Roxio, Inc. (a)	25,066	234,618
RSA Security, Inc. (a)	25,718	543,936
SAFLINK Corp. (a)	8,642	23,506
Salesforce.com, Inc.	5,013	87,527
ScanSoft, Inc. (a)	35,410	129,247
Scientific Learning Corp. (a)	3,264	17,626
SCO Group, Inc. (a)	3,511	13,974
Secure Computing Corp. (a)	9,430	98,261
Segue Software, Inc. (a)	2,713	13,212
SERENA Software, Inc. (a)	11,431	238,336
Smith Micro Software, Inc. (a)	6,638	46,532
Sonic Foundry, Inc. (a)	10,711	19,066
Sonic Solutions, Inc. (a)	7,911	152,682
SPSS, Inc. (a)	4,238	67,766
SS&C Technologies, Inc.	6,678	149,520
StorageNetworks, Inc.	29,377	0
SumTotal Systems, Inc. (a)	15,011	82,410
Sybase, Inc. (a)	38,002	654,774
Synopsys, Inc. (a)	61,134	1,077,792
Synplicity, Inc. (a)	6,924	38,913
Take-Two Interactive Software, Inc. (a)	17,432	609,248
TALX Corp.	3,423	100,636
TeleCommunication Systems, Inc. Class A (a)	3,743	11,379
TenFold Corp. (a)	6,737	6,939
THQ, Inc. (a)	15,891	341,021
TIBCO Software, Inc. (a)	68,403	786,635
Transaction Systems Architects, Inc. Class A (a)	14,337	294,195
Ulticom, Inc. (a)	5,893	105,779
Ultimate Software Group, Inc. (a)	5,716	72,993
VA Software Corp. (a)	13,984	34,540
Vasco Data Security International, Inc. (a)	5,790	32,540
Vastera, Inc. (a)	8,421	15,579
Verint Systems, Inc. (a)	6,268	257,866
Verisity Ltd. (a)	7,893	66,143
Verity, Inc. (a)	11,345	155,540
Versant Corp. (a)	3,088	2,254
Versata, Inc. (a)	616	992
VerticalNet, Inc. (a)	4,472	5,098
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Viewpoint Corp. (a)	6,830	$ 17,895
Visual Networks, Inc. (a)	9,356	30,126
Voxware, Inc. (a)	6,500	423
WatchGuard Technologies, Inc. (a)	7,672	31,455
Wave Systems Corp. Class A (a)	14,715	11,919
Wind River Systems, Inc. (a)	33,411	404,273
Witness Systems, Inc. (a)	7,796	116,862
		31,033,109
TOTAL INFORMATION TECHNOLOGY		164,701,688
MATERIALS - 4.4%
Chemicals - 1.7%
A. Schulman, Inc.	10,960	235,092
Airgas, Inc.	27,646	734,831
Albemarle Corp.	12,576	501,028
Altair Nanotechnologies, Inc. (a)	15,064	42,480
American Pacific Corp.	6,762	56,463
American Vanguard Corp.	3,835	146,689
Arch Chemicals, Inc.	8,364	244,229
Balchem Corp.	842	25,942
Cabot Corp.	26,633	1,002,732
Calgon Carbon Corp.	9,644	90,171
Cambrex Corp.	9,584	237,683
Crompton Corp.	46,272	518,709
Cytec Industries, Inc.	14,423	701,102
Eden Bioscience Corp. (a)	11,228	7,972
Ferro Corp.	17,691	404,770
FMC Corp. (a)	13,657	676,704
Georgia Gulf Corp.	13,394	771,227
H.B. Fuller Co.	12,121	346,903
Hawkins, Inc.	5,284	62,880
Headwaters, Inc. (a)	14,169	453,833
Kronos Worldwide, Inc.	773	35,481
Landec Corp. (a)	4,226	26,539
LESCO, Inc. (a)	4,008	48,096
LSB Industries, Inc. (a)	3,264	25,720
Lubrizol Corp.	28,583	987,543
Lyondell Chemical Co.	77,498	2,174,594
MacDermid, Inc.	10,165	374,275
Material Sciences Corp. (a)	5,053	84,486
Millennium Chemicals, Inc. (a)	26,678	709,101
Minerals Technologies, Inc.	8,953	594,032
Mississippi Chemical Corp. (a)	800	52
Mosaic Co. (a)	48,824	848,561
Nalco Holding Co.	18,968	364,755
Nanophase Technologies Corp. (a)	5,146	31,751
National Patent Development Corp. (a)	6,690	11,507
NewMarket Corp. (a)	4,749	91,133
NL Industries, Inc.	2,181	49,269
Olin Corp.	28,843	654,448

	Shares	Value
OM Group, Inc. (a)	11,406	$ 350,620
OMNOVA Solutions, Inc. (a)	18,956	108,239
Penford Corp.	1,403	23,570
PolyOne Corp. (a)	46,301	427,358
Quaker Chemical Corp.	4,322	104,592
RPM, Inc.	46,233	854,848
Sensient Technologies Corp.	19,050	439,103
Spartech Corp.	16,265	454,607
Stepan Co.	3,010	76,665
Symyx Technologies, Inc. (a)	12,852	405,224
Terra Industries, Inc. (a)	19,563	160,417
The Scotts Co. Class A (a)	9,917	679,810
Valhi, Inc.	3,452	53,541
Valspar Corp.	19,693	949,596
W.R. Grace & Co. (a)	22,167	301,471
Wellman, Inc.	18,990	195,407
Westlake Chemical Corp.	6,116	191,981
Zoltek Companies, Inc. (a)	2,526	23,239
		20,173,071
Construction Materials - 0.3%
Continental Materials Corp. (a)	749	19,774
Eagle Materials, Inc.	7,115	557,603
Florida Rock Industries, Inc.	15,581	877,210
Lafarge North America, Inc.	9,791	491,019
Martin Marietta Materials, Inc.	19,452	977,463
Texas Industries, Inc.	9,156	549,360
U.S. Concrete, Inc. (a)	11,868	86,280
		3,558,709
Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	1,858	20,327
Anchor Glass Container Corp.	4,443	29,235
Aptargroup, Inc.	13,113	689,088
Caraustar Industries, Inc. (a)	11,241	180,868
Chesapeake Corp.	8,263	223,018
Constar International, Inc. (a)	2,862	17,172
Crown Holdings, Inc. (a)	64,532	826,010
Graphic Packaging Corp. (a)	37,798	308,432
Greif Brothers Corp. Class A	7,628	368,890
Longview Fibre Co.	18,356	319,027
MOD-PAC Corp. (a)	1,684	20,376
Myers Industries, Inc. (a)	8,728	98,888
Owens-Illinois, Inc. (a)	42,860	896,631
Packaging Corp. of America	22,745	523,135
Packaging Dynamics Corp.	5,375	76,916
Rock-Tenn Co. Class A	12,646	204,106
Silgan Holdings, Inc.	5,378	292,025
Smurfit-Stone Container Corp. (a)	103,729	1,862,973
Sonoco Products Co.	38,082	1,083,052
		8,040,169
Metals & Mining - 1.5%
A.M. Castle & Co. (a)	5,414	68,866
AK Steel Holding Corp. (a)	40,702	525,463
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Alliance Resource Partners LP	3,475	$ 244,119
Amcol International Corp.	8,346	168,589
Arch Coal, Inc.	26,718	1,020,628
Brush Engineered Materials, Inc. (a)	8,109	158,126
Canyon Resources Corp. (a)	8,249	9,981
Carpenter Technology Corp.	7,522	439,661
Century Aluminum Co. (a)	11,816	302,726
Cleveland-Cliffs, Inc.	4,826	467,639
Coeur d'Alene Mines Corp. (a)	83,510	383,311
Commercial Metals Co.	11,292	511,979
Commonwealth Industries, Inc. (a)	2,713	35,513
Compass Minerals International, Inc.	12,849	290,387
CONSOL Energy, Inc.	38,085	1,626,230
Gibraltar Industries, Inc.	8,902	214,449
Glamis Gold Ltd. (a)	54,214	1,097,126
GrafTech International Ltd. (a)	38,962	371,697
Hecla Mining Co. (a)	46,822	317,921
IMCO Recycling, Inc. (a)	4,721	76,291
International Steel Group, Inc.	28,981	1,168,804
Massey Energy Co.	29,731	1,044,153
Meridian Gold, Inc. (a)	41,454	814,784
MK Resources Co. (a)	17,047	46,879
National Steel Corp. Class B (a)	1,400	3
Natural Resource Partners LP	2,339	123,499
NN, Inc.	5,189	66,108
Northwest Pipe Co. (a)	2,655	50,711
Olympic Steel, Inc. (a)	468	12,636
Oregon Steel Mills, Inc. (a)	17,814	320,296
Peabody Energy Corp.	26,597	2,207,551
Penn Virginia Resource Partners LP	2,552	127,728
Quanex Corp.	8,483	500,497
Roanoke Electric Steel Corp.	4,310	77,537
Rock of Ages Corp. Class A	600	4,447
Royal Gold, Inc.	8,255	146,279
RTI International Metals, Inc. (a)	9,224	198,777
Ryerson Tull, Inc.	9,376	151,704
Schnitzer Steel Industries, Inc. Class A	6,487	244,755
Southern Peru Copper Corp.	5,414	257,273
Steel Dynamics, Inc.	18,028	730,675
Steel Technologies, Inc.	3,368	98,615
Stillwater Mining Co. (a)	18,304	217,085
Titanium Metals Corp. (a)	4,820	110,812
Universal Stainless & Alloy Products, Inc. (a)	384	5,652
USEC, Inc.	44,020	463,531
Weirton Steel Corp. (a)	9,000	4
Westmoreland Coal Co. (a)	1,123	33,297
Wheeling Pittsburgh Corp. (a)	3,638	133,078
WHX Corp. (a)	1,033	806
		17,688,678

	Shares	Value
Paper & Forest Products - 0.2%
Bowater, Inc.	24,400	$ 988,444
Buckeye Technologies, Inc. (a)	16,675	206,603
Deltic Timber Corp.	4,683	211,672
MAXXAM, Inc. (a)	2,331	69,907
P.H. Glatfelter Co.	14,870	213,831
Pope & Talbot, Inc.	3,531	59,321
Potlatch Corp.	12,158	616,654
Schweitzer-Mauduit International, Inc.	7,420	256,435
Wausau-Mosinee Paper Corp.	18,162	326,008
		2,948,875
TOTAL MATERIALS		52,409,502
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
Acceris Communications, Inc. (a)	275	179
Alaska Communication Systems Group, Inc.	8,561	73,539
Allegiance Telecom, Inc. (a)	15,750	72
Atlantic Tele-Network, Inc.	2,585	87,244
Broadwing Corp. (a)	15,984	106,134
Cincinnati Bell, Inc. (a)	84,541	304,348
Cogent Communications Group, Inc. (a)	1,745	1,379
Commonwealth Telephone Enterprises, Inc. (a)	10,444	508,205
Covad Communications Group, Inc. (a)	77,451	120,824
Covista Communications, Inc. (a)	5,014	9,928
CT Communications, Inc.	6,082	80,465
D&E Communications, Inc.	5,104	66,862
Dial-Thru Intl Corp. (a)	4,800	2,208
eLEC Communications Corp. (a)	14,200	4,118
General Communications, Inc. Class A (a)	18,974	194,294
Global Crossing Ltd. (a)	6,900	103,845
HickoryTech Corp.	2,807	29,838
Hungarian Telephone & Cable Corp. (a)	3,053	36,972
IDT Corp. (a)	5,854	85,878
IDT Corp. Class B (a)	26,307	404,339
Infonet Services Corp. Class B (a)	77,628	154,480
Iowa Telecommunication Services, Inc.	304	6,448
Level 3 Communications, Inc. (a)	266,484	919,370
Lynch Interactive Corp. (a)	597	18,179
MCI, Inc.	103,590	1,953,707
McLeodUSA, Inc. Class A (a)	39,932	10,382
Moscow CableCom Corp. (a)	3,275	20,796
North Pittsburgh Systems, Inc.	5,561	139,525
Pac-West Telecomm, Inc. (a)	6,849	8,424
Primus Telecommunications Group, Inc. (a)	28,517	86,407
PTEK Holdings, Inc. (a)	27,325	287,732
Shenandoah Telecommunications Co.	1,468	43,409
SureWest Communications	5,402	153,795
Talk America Holdings, Inc. (a)	5,771	36,473
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Time Warner Telecom, Inc. Class A (a)	41,308	$ 156,557
U.S. LEC Corp. Class A (a)	5,708	19,236
Warwick Valley Telephone Co.	842	18,927
WorldQuest Networks, Inc. (a)	1,740	5,203
XETA Technologies, Inc. (a)	3,181	9,448
Z-Tel Technologies, Inc. (a)	12,257	4,535
		6,273,704
Wireless Telecommunication Services - 0.9%
Aether Systems, Inc. (a)	10,666	39,678
AirGate PCS, Inc. (a)	5,875	190,761
Alamosa Holdings, Inc. (a)	29,170	317,953
American Tower Corp. Class A (a)	97,992	1,776,595
At Road, Inc. (a)	15,022	90,583
Boston Communications Group, Inc. (a)	3,762	33,482
Centennial Communications Corp. Class A (a)	17,544	115,966
Crown Castle International Corp. (a)	98,959	1,670,428
Dobson Communications Corp. Class A (a)	33,825	61,223
EMS Technologies, Inc. (a)	5,416	84,977
GoAmerica, Inc. (a)	118	1,443
InPhonic, Inc.	3,600	91,836
LCC International, Inc. (a)	9,142	46,533
Leap Wireless International, Inc. (a)	9,150	19
Metro One Telecommunications, Inc. (a)	6,550	11,004
Nextel Partners, Inc. Class A (a)	15,310	276,958
Price Communications Corp. (a)	19,945	361,204
Rural Cellular Corp. Class A (a)	3,181	15,523
SBA Communications Corp. Class A (a)	22,181	212,938
SpectraSite, Inc. (a)	18,940	1,097,762
SPEEDUS Corp. (a)	1,900	4,370
Telephone & Data Systems, Inc.	21,183	1,641,683
Triton PCS Holdings, Inc. Class A (a)	20,145	50,363
U.S. Cellular Corp. (a)	5,731	253,597
U.S. Unwired, Inc. Class A (a)	44,106	163,192
Ubiquitel, Inc. (a)	47,417	308,211
Western Wireless Corp. Class A (a)	32,110	866,970
Wireless Facilities, Inc. (a)	21,324	176,563
		9,961,815
TOTAL TELECOMMUNICATION SERVICES		16,235,519
UTILITIES - 3.6%
Electric Utilities - 1.5%
Allete, Inc.	10,167	370,079
Alliant Energy Corp.	46,599	1,271,221
Black Hills Corp.	16,562	508,619
Capital Rock Energy Corp. (a)	485	12,513
Central Vermont Public Service Corp.	4,526	102,197
CH Energy Group, Inc.	5,737	266,598
Cleco Corp.	19,787	391,783

	Shares	Value
DPL, Inc.	52,970	$ 1,270,221
Duquesne Light Holdings, Inc.	31,529	556,172
El Paso Electric Co. (a)	19,223	345,053
Empire District Electric Co.	10,424	236,729
Great Plains Energy, Inc.	30,210	894,518
Green Mountain Power Corp.	3,042	82,590
Hawaiian Electric Industries, Inc.	31,368	886,146
IDACORP, Inc.	16,329	526,120
MGE Energy, Inc.	10,865	374,408
Northeast Utilities	49,398	900,526
NSTAR	21,963	1,112,426
OGE Energy Corp.	39,170	1,012,545
Otter Tail Corp.	8,369	225,377
Pepco Holdings, Inc.	71,726	1,530,633
PNM Resources, Inc.	22,615	575,326
Puget Energy, Inc.	38,041	893,964
Texas Genco Holdings, Inc.	3,829	179,389
UIL Holdings Corp. (a)	4,934	263,772
Unisource Energy Corp.	11,259	274,607
Unitil Corp.	2,839	79,520
Westar Energy, Inc.	33,505	742,136
Wisconsin Energy Corp.	46,939	1,561,661
WPS Resources Corp.	14,996	725,057
		18,171,906
Gas Utilities - 0.6%
AGL Resources, Inc.	29,170	968,152
Atmos Energy Corp.	34,742	937,687
Cascade Natural Gas Corp.	4,582	97,963
Chesapeake Utilities Corp.	3,068	79,461
Delta Natural Gas Co., Inc.	2,782	71,637
EnergySouth, Inc.	1,404	40,421
Holly Energy Partners LP	6,668	221,978
Inergy LP	2,246	65,853
Laclede Group, Inc.	9,640	310,408
New Jersey Resources Corp. (a)	11,167	485,765
Northwest Natural Gas Co.	12,795	433,239
NUI Corp. (a)	4,101	56,184
Piedmont Natural Gas Co., Inc.	28,272	664,675
SEMCO Energy, Inc. (a)	5,396	26,117
South Jersey Industries, Inc.	5,579	286,816
Southern Union Co. (a)	33,934	832,062
Southwest Gas Corp.	15,088	383,235
UGI Corp. (a)	20,596	835,786
WGL Holdings, Inc.	22,506	682,382
		7,479,821
Multi-Utilities & Unregulated Power - 1.3%
Aquila, Inc. (a)	97,461	341,114
Avista Corp.	15,250	271,450
Energen Corp.	12,592	728,573
Energy East Corp.	60,104	1,512,818
Equitable Resources, Inc.	25,909	1,541,586
Florida Public Utilities Co.	3,897	71,861
MDU Resources Group, Inc.	44,160	1,206,010
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
National Fuel Gas Co.	35,898	$ 1,012,324
NRG Energy, Inc. (a)	32,942	1,054,144
ONEOK, Inc.	40,640	1,134,669
Ormat Technologies, Inc.	303	5,166
Questar Corp.	35,790	1,818,490
Reliant Energy, Inc. (a)	131,563	1,562,968
SCANA Corp. (a)	43,987	1,685,582
Sierra Pacific Resources (a)	48,920	501,430
Vectren Corp.	35,235	922,452
		15,370,637
Water Utilities - 0.2%
American States Water Co.	4,339	112,857
Aqua America, Inc.	40,049	949,962
Artesian Resources Corp. Class A	2,509	72,886
California Water Service Group	5,839	204,190
Connecticut Water Service, Inc.	1,871	52,070
Middlesex Water Co.	2,120	42,188
SJW Corp.	2,247	86,622
Southwest Water Co.	6,352	86,451
		1,607,226
TOTAL UTILITIES		42,629,590
TOTAL COMMON STOCKS (Cost $1,050,555,440)		1,165,289,056
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
TIMCO Aviation Services, Inc. 8% 1/2/07 pay-in-kind	$ 500	25
TOTAL NONCONVERTIBLE BONDS (Cost $142)		25
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (d) (Cost $4,992,048)	5,000,000	4,990,525
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 1.98% (b)	8,670,191	$ 8,670,191
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	27,638,506	27,638,506
TOTAL MONEY MARKET FUNDS (Cost $36,308,697)		36,308,697
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,091,856,327)		1,206,588,303
NET OTHER ASSETS - (1.6)%		(18,479,216)
NET ASSETS - 100%		$ 1,188,109,087
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
39 Russell 2000 Index Contracts	Dec. 2004	$ 12,365,925	$ 703,880
21 S&P 500 E-Mini Index Contracts	Dec. 2004	1,232,805	55,751
5 S&P 500 Index Contracts	Dec. 2004	1,467,625	(3,258)
20 S&P MidCap 400 Index Contracts	Dec. 2004	6,376,500	232,050
		$ 21,442,855	$ 988,423

The face value of futures purchased as a percentage of net assets - 1.8%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to that of Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 14,000	$ 75,126
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,729,817.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,100,881,674. Net unrealized appreciation aggregated $105,706,629, of which $295,923,684 related to appreciated investment securities and $190,217,055 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

November 30, 2004

UEI-QTLY-0105

1.810737.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	135,588	$ 2,769
Dana Corp.	270,615	4,425
Delphi Corp.	1,017,033	9,153
Goodyear Tire & Rubber Co. (a)	317,767	4,010
Johnson Controls, Inc.	344,785	21,170
Visteon Corp.	234,819	1,987
		43,514
Automobiles - 0.6%
Ford Motor Co.	3,316,076	47,022
General Motors Corp.	1,023,480	39,496
Harley-Davidson, Inc.	534,770	30,920
		117,438
Distributors - 0.1%
Genuine Parts Co.	317,135	13,767
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,147,292	60,818
Darden Restaurants, Inc.	285,968	7,795
Harrah's Entertainment, Inc.	202,855	12,455
Hilton Hotels Corp.	697,618	14,413
International Game Technology	624,572	22,079
Marriott International, Inc. Class A	414,815	23,582
McDonald's Corp.	2,276,658	69,984
Starbucks Corp. (a)	720,306	40,524
Starwood Hotels & Resorts Worldwide, Inc. unit	377,257	19,727
Wendy's International, Inc.	205,828	7,342
Yum! Brands, Inc.	526,589	23,907
		302,626
Household Durables - 0.5%
Black & Decker Corp.	145,248	12,214
Centex Corp.	223,959	11,751
Fortune Brands, Inc.	261,033	20,486
KB Home	83,919	7,376
Leggett & Platt, Inc.	347,375	10,369
Maytag Corp.	143,033	2,875
Newell Rubbermaid, Inc.	498,194	11,498
Pulte Homes, Inc.	230,010	12,710
Snap-On, Inc.	104,766	3,312
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	148,433	$ 6,941
Whirlpool Corp.	120,309	7,766
		107,298
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	1,197,953	134,710
Leisure Equipment & Products - 0.2%
Brunswick Corp.	173,216	8,456
Eastman Kodak Co.	519,408	16,990
Hasbro, Inc.	320,492	6,099
Mattel, Inc.	750,477	14,222
		45,767
Media - 3.5%
Clear Channel Communications, Inc.	1,069,291	36,014
Comcast Corp. Class A (a)	4,050,140	121,666
Dow Jones & Co., Inc.	148,366	6,343
Gannett Co., Inc.	482,279	39,783
Interpublic Group of Companies, Inc. (a)	765,016	9,494
Knight-Ridder, Inc.	140,320	9,554
McGraw-Hill Companies, Inc.	344,332	30,208
Meredith Corp.	91,054	4,800
Omnicom Group, Inc.	339,354	27,488
The New York Times Co. Class A	266,087	10,910
Time Warner, Inc. (a)	8,286,543	146,755
Tribune Co.	576,814	25,016
Univision Communications, Inc. Class A (a)	584,575	17,596
Viacom, Inc. Class B (non-vtg.)	3,144,078	109,100
Walt Disney Co.	3,723,469	100,087
		694,814
Multiline Retail - 1.1%
Big Lots, Inc. (a)	208,772	2,422
Dillard's, Inc. Class A	151,356	3,811
Dollar General Corp.	595,149	11,754
Family Dollar Stores, Inc.	304,972	8,936
Federated Department Stores, Inc.	325,858	17,857
JCPenney Co., Inc.	522,279	20,160
Kohl's Corp. (a)	619,223	28,583
Nordstrom, Inc.	254,485	11,134
Sears, Roebuck & Co.	384,239	19,992
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	1,637,090	$ 83,852
The May Department Stores Co.	528,160	14,852
		223,353
Specialty Retail - 2.4%
AutoNation, Inc. (a)	483,156	8,948
AutoZone, Inc. (a)	150,672	12,898
Bed Bath & Beyond, Inc. (a)	544,721	21,750
Best Buy Co., Inc.	588,990	33,207
Circuit City Stores, Inc.	360,251	5,616
Gap, Inc.	1,637,857	35,787
Home Depot, Inc.	3,978,751	166,113
Limited Brands, Inc.	731,458	17,877
Lowe's Companies, Inc.	1,412,910	78,176
Office Depot, Inc. (a)	567,746	9,311
OfficeMax, Inc. Delaware	159,554	4,830
RadioShack Corp.	289,343	9,135
Sherwin-Williams Co.	258,001	11,507
Staples, Inc.	901,740	28,775
Tiffany & Co., Inc.	264,815	8,103
TJX Companies, Inc.	885,751	20,851
Toys 'R' Us, Inc. (a)	387,772	7,500
		480,384
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	341,043	16,998
Jones Apparel Group, Inc.	226,007	8,030
Liz Claiborne, Inc.	195,218	8,018
NIKE, Inc. Class B	477,289	40,407
Reebok International Ltd.	107,190	4,168
VF Corp.	199,811	10,788
		88,409
TOTAL CONSUMER DISCRETIONARY		2,252,080
CONSUMER STAPLES - 10.3%
Beverages - 2.2%
Adolph Coors Co. Class B	67,747	5,074
Anheuser-Busch Companies, Inc.	1,451,626	72,712
Brown-Forman Corp. Class B (non-vtg.)	220,106	10,569
Coca-Cola Enterprises, Inc.	849,965	17,679
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Pepsi Bottling Group, Inc.	460,944	$ 12,916
PepsiCo, Inc.	3,070,038	153,226
The Coca-Cola Co.	4,397,101	172,850
		445,026
Food & Staples Retailing - 3.2%
Albertsons, Inc.	666,556	16,864
Costco Wholesale Corp.	835,768	40,618
CVS Corp.	723,822	32,840
Kroger Co. (a)	1,339,460	21,672
Safeway, Inc. (a)	809,905	15,615
SUPERVALU, Inc.	246,412	7,784
Sysco Corp.	1,158,814	40,269
Wal-Mart Stores, Inc.	7,688,593	400,268
Walgreen Co.	1,856,725	70,890
Winn-Dixie Stores, Inc. (a)	257,421	1,030
		647,850
Food Products - 1.3%
Archer-Daniels-Midland Co.	1,179,674	25,009
Campbell Soup Co.	743,916	21,224
ConAgra Foods, Inc.	957,627	25,904
General Mills, Inc.	689,005	31,343
H.J. Heinz Co.	633,298	23,533
Hershey Foods Corp.	446,280	23,117
Kellogg Co.	749,215	32,741
McCormick & Co., Inc. (non-vtg.)	248,418	9,055
Sara Lee Corp. (a)	1,437,606	33,755
Wm. Wrigley Jr. Co.	407,319	28,024
		253,705
Household Products - 1.8%
Clorox Co.	274,839	15,149
Colgate-Palmolive Co.	962,422	44,262
Kimberly-Clark Corp.	896,190	57,007
Procter & Gamble Co.	4,607,170	246,391
		362,809
Personal Products - 0.6%
Alberto-Culver Co.	164,363	7,610
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	856,964	$ 32,170
Gillette Co.	1,815,616	78,961
		118,741
Tobacco - 1.2%
Altria Group, Inc.	3,718,390	213,770
Reynolds American, Inc.	268,217	20,285
UST, Inc.	299,430	13,184
		247,239
TOTAL CONSUMER STAPLES		2,075,370
ENERGY - 7.3%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	604,846	26,813
BJ Services Co.	292,697	14,831
Halliburton Co.	800,171	33,087
Nabors Industries Ltd. (a)	269,598	14,019
Noble Corp. (a)	242,657	11,757
Rowan Companies, Inc. (a)	193,558	5,013
Schlumberger Ltd. (NY Shares)	1,070,152	70,234
Transocean, Inc. (a)	581,452	23,415
		199,169
Oil & Gas - 6.3%
Amerada Hess Corp.	165,177	14,676
Anadarko Petroleum Corp.	453,455	31,560
Apache Corp.	590,806	31,939
Ashland, Inc.	128,793	7,618
Burlington Resources, Inc.	715,408	33,202
ChevronTexaco Corp.	3,860,411	210,778
ConocoPhillips	1,248,204	113,574
Devon Energy Corp.	876,214	36,293
El Paso Corp.	1,161,679	12,128
EOG Resources, Inc.	213,579	16,033
Exxon Mobil Corp.	11,789,758	604,225
Kerr-McGee Corp.	273,648	17,029
Kinder Morgan, Inc.	223,882	15,515
Marathon Oil Corp.	627,157	24,735
Occidental Petroleum Corp.	709,864	42,741
Sunoco, Inc.	136,526	11,272
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Unocal Corp.	479,798	$ 22,090
Valero Energy Corp.	463,381	21,682
Williams Companies, Inc.	1,006,669	16,781
		1,283,871
TOTAL ENERGY		1,483,040
FINANCIALS - 20.0%
Capital Markets - 2.7%
Bank of New York Co., Inc.	1,409,997	46,403
Bear Stearns Companies, Inc.	186,789	18,227
Charles Schwab Corp.	2,476,451	26,696
E*TRADE Financial Corp. (a)	676,471	9,376
Federated Investors, Inc. Class B (non-vtg.)	196,458	5,780
Franklin Resources, Inc.	451,953	29,662
Goldman Sachs Group, Inc.	880,675	92,260
Janus Capital Group, Inc.	433,794	7,179
Lehman Brothers Holdings, Inc.	491,734	41,197
Mellon Financial Corp.	768,409	22,453
Merrill Lynch & Co., Inc.	1,702,560	94,850
Morgan Stanley	1,990,650	101,025
Northern Trust Corp.	398,366	18,739
State Street Corp.	609,394	27,155
T. Rowe Price Group, Inc.	230,624	13,644
		554,646
Commercial Banks - 5.9%
AmSouth Bancorp.	641,062	16,623
Bank of America Corp.	7,371,626	341,085
BB&T Corp.	1,004,784	42,653
Comerica, Inc.	310,615	19,103
Fifth Third Bancorp	1,032,885	52,016
First Horizon National Corp.	223,805	9,780
Huntington Bancshares, Inc.	416,253	10,098
KeyCorp	737,245	24,543
M&T Bank Corp.	212,179	22,366
Marshall & Ilsley Corp.	403,844	16,836
National City Corp.	1,201,076	44,536
North Fork Bancorp, Inc., New York	847,863	24,418
PNC Financial Services Group, Inc.	511,713	27,837
Regions Financial Corp. New	837,429	29,302
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	649,138	$ 46,284
Synovus Financial Corp.	560,723	15,140
U.S. Bancorp, Delaware	3,405,776	100,913
Wachovia Corp.	2,909,841	150,584
Wells Fargo & Co.	3,060,308	189,035
Zions Bancorp	162,227	10,788
		1,193,940
Consumer Finance - 1.4%
American Express Co.	2,297,604	128,000
Capital One Financial Corp.	437,684	34,393
MBNA Corp.	2,315,492	61,499
Providian Financial Corp. (a)	530,456	8,514
SLM Corp.	790,101	40,429
		272,835
Diversified Financial Services - 3.6%
CIT Group, Inc.	382,613	16,357
Citigroup, Inc.	9,388,045	420,115
J.P. Morgan Chase & Co.	6,455,354	243,044
Moody's Corp.	268,217	21,659
Principal Financial Group, Inc.	567,985	21,402
		722,577
Insurance - 4.1%
ACE Ltd.	514,720	20,805
AFLAC, Inc.	919,096	34,576
Allstate Corp.	1,255,885	63,422
AMBAC Financial Group, Inc.	196,552	15,986
American International Group, Inc.	4,721,694	299,119
Aon Corp.	572,396	12,089
Cincinnati Financial Corp.	305,019	13,665
Hartford Financial Services Group, Inc.	531,338	34,006
Jefferson-Pilot Corp.	247,323	12,166
Lincoln National Corp.	318,935	14,677
Loews Corp.	336,159	23,501
Marsh & McLennan Companies, Inc.	943,513	26,975
MBIA, Inc.	259,607	15,566
MetLife, Inc.	1,359,461	53,019
Progressive Corp.	362,707	33,003
Prudential Financial, Inc.	940,569	46,041
SAFECO Corp.	228,160	11,059
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
St. Paul Travelers Companies, Inc.	1,211,997	$ 44,214
The Chubb Corp.	346,144	26,380
Torchmark Corp.	198,744	10,913
UnumProvident Corp.	537,169	8,364
XL Capital Ltd. Class A	250,786	18,899
		838,445
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	171,528	6,238
Equity Office Properties Trust	730,194	20,044
Equity Residential (SBI)	508,662	17,147
Plum Creek Timber Co., Inc.	332,232	12,293
ProLogis	329,491	13,255
Simon Property Group, Inc.	400,714	24,876
		93,853
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	1,020,490	33,890
Fannie Mae	1,754,107	120,507
Freddie Mac	1,245,032	84,986
Golden West Financial Corp., Delaware	276,879	33,015
MGIC Investment Corp.	178,542	12,141
Sovereign Bancorp, Inc.	622,076	13,592
Washington Mutual, Inc.	1,581,304	64,375
		362,506
TOTAL FINANCIALS		4,038,802
HEALTH CARE - 12.2%
Biotechnology - 1.2%
Amgen, Inc. (a)	2,294,370	137,754
Applera Corp. - Applied Biosystems Group	365,780	7,498
Biogen Idec, Inc. (a)	613,261	35,986
Chiron Corp. (a)	340,198	11,080
Genzyme Corp. - General Division (a)	413,180	23,142
Gilead Sciences, Inc. (a)	780,304	26,889
MedImmune, Inc. (a)	451,710	12,015
		254,364
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	96,393	5,676
Baxter International, Inc.	1,114,168	35,263
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	454,062	$ 24,874
Biomet, Inc.	460,341	22,037
Boston Scientific Corp. (a)	1,526,238	53,128
C.R. Bard, Inc.	189,970	11,381
Fisher Scientific International, Inc. (a)	208,285	11,776
Guidant Corp.	570,099	36,960
Hospira, Inc. (a)	282,809	9,115
Medtronic, Inc.	2,191,799	105,316
Millipore Corp. (a)	89,854	4,378
PerkinElmer, Inc.	232,204	4,953
St. Jude Medical, Inc. (a)	641,532	24,468
Stryker Corp.	727,178	31,989
Thermo Electron Corp. (a)	295,915	8,951
Waters Corp. (a)	214,263	9,998
Zimmer Holdings, Inc. (a)	444,093	36,238
		436,501
Health Care Providers & Services - 2.2%
Aetna, Inc.	278,303	32,982
AmerisourceBergen Corp.	203,769	12,010
Anthem, Inc. (a)	253,015	25,638
Cardinal Health, Inc.	779,992	40,778
Caremark Rx, Inc. (a)	844,501	30,199
CIGNA Corp.	249,236	17,452
Express Scripts, Inc. (a)	140,611	10,118
HCA, Inc.	761,326	30,011
Health Management Associates, Inc. Class A	441,115	9,744
Humana, Inc. (a)	288,854	7,169
IMS Health, Inc.	423,816	9,566
Laboratory Corp. of America Holdings (a)	252,927	12,128
Manor Care, Inc.	158,485	5,460
McKesson Corp.	532,066	15,723
Medco Health Solutions, Inc. (a)	493,134	18,601
Quest Diagnostics, Inc.	184,641	17,310
Tenet Healthcare Corp. (a)	844,763	9,166
UnitedHealth Group, Inc.	1,204,615	99,802
WellPoint Health Networks, Inc. (a)	284,640	35,608
		439,465
Pharmaceuticals - 6.6%
Abbott Laboratories	2,829,244	118,715
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	238,717	$ 17,546
Bristol-Myers Squibb Co.	3,525,199	82,842
Eli Lilly & Co.	2,048,906	109,268
Forest Laboratories, Inc. (a)	671,042	26,151
Johnson & Johnson	5,379,021	324,463
King Pharmaceuticals, Inc. (a)	437,774	5,450
Merck & Co., Inc.	4,020,902	112,666
Mylan Laboratories, Inc.	487,018	8,844
Pfizer, Inc.	13,684,071	380,007
Schering-Plough Corp.	2,668,354	47,630
Watson Pharmaceuticals, Inc. (a)	198,356	5,762
Wyeth	2,417,227	96,375
		1,335,719
TOTAL HEALTH CARE		2,466,049
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.1%
General Dynamics Corp.	362,311	39,260
Goodrich Corp.	215,178	6,832
Honeywell International, Inc.	1,557,780	55,036
L-3 Communications Holdings, Inc.	145,200	10,806
Lockheed Martin Corp.	806,256	49,053
Northrop Grumman Corp.	649,731	36,599
Raytheon Co.	817,497	32,978
Rockwell Collins, Inc.	320,839	12,789
The Boeing Co.	1,521,285	81,495
United Technologies Corp.	927,216	90,478
		415,326
Air Freight & Logistics - 1.1%
FedEx Corp.	544,410	51,735
Ryder System, Inc.	116,694	6,259
United Parcel Service, Inc. Class B	2,037,681	171,471
		229,465
Airlines - 0.1%
Delta Air Lines, Inc. (a)	227,634	1,587
Southwest Airlines Co.	1,432,026	22,526
		24,113
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
American Standard Companies, Inc. (a)	387,674	$ 15,096
Masco Corp.	785,219	27,695
		42,791
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	576,666	5,242
Apollo Group, Inc. Class A (a)	349,538	27,858
Avery Dennison Corp.	200,187	11,743
Cendant Corp.	1,913,205	43,372
Cintas Corp.	310,240	13,874
Deluxe Corp.	90,668	3,585
Equifax, Inc.	246,879	6,819
H&R Block, Inc.	298,820	14,254
Monster Worldwide, Inc. (a)	214,939	6,059
Pitney Bowes, Inc.	418,869	18,334
R.R. Donnelley & Sons Co.	397,069	13,778
Robert Half International, Inc.	312,262	8,440
Waste Management, Inc.	1,050,877	31,327
		204,685
Construction & Engineering - 0.1%
Fluor Corp.	151,202	7,847
Electrical Equipment - 0.4%
American Power Conversion Corp.	363,160	7,677
Cooper Industries Ltd. Class A	171,597	11,379
Emerson Electric Co.	761,412	50,878
Power-One, Inc. (a)	151,957	1,396
Rockwell Automation, Inc.	334,057	15,801
		87,131
Industrial Conglomerates - 4.6%
3M Co.	1,418,472	112,896
General Electric Co.	19,134,431	676,592
Textron, Inc.	251,172	18,240
Tyco International Ltd.	3,640,478	123,667
		931,395
Machinery - 1.5%
Caterpillar, Inc.	621,123	56,864
Crane Co.	106,923	3,235
Cummins, Inc.	80,284	6,392
Danaher Corp.	558,668	31,777
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	449,720	$ 32,258
Dover Corp.	368,484	14,905
Eaton Corp.	274,560	18,505
Illinois Tool Works, Inc.	547,779	51,617
Ingersoll-Rand Co. Ltd. Class A	314,096	23,375
ITT Industries, Inc.	167,233	14,235
Navistar International Corp. (a)	126,522	5,206
PACCAR, Inc.	314,543	24,566
Pall Corp.	226,712	6,142
Parker Hannifin Corp.	216,461	16,191
		305,268
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	674,878	30,397
CSX Corp.	389,301	14,844
Norfolk Southern Corp.	713,468	24,493
Union Pacific Corp.	469,782	29,803
		99,537
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	164,942	10,203
TOTAL INDUSTRIALS		2,357,761
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	1,465,950	3,445
Andrew Corp. (a)	291,411	4,138
Avaya, Inc. (a)	820,305	13,469
CIENA Corp. (a)	1,031,490	2,630
Cisco Systems, Inc. (a)	12,253,667	229,266
Comverse Technology, Inc. (a)	354,542	7,541
Corning, Inc. (a)	2,525,644	31,773
JDS Uniphase Corp. (a)	2,609,971	8,274
Lucent Technologies, Inc. (a)	7,809,961	30,693
Motorola, Inc.	4,281,569	82,463
QUALCOMM, Inc.	2,949,950	122,777
Scientific-Atlanta, Inc.	277,575	8,222
Tellabs, Inc. (a)	835,091	7,140
		551,831
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	703,026	$ 47,138
Dell, Inc. (a)	4,524,553	183,335
EMC Corp. (a)	4,357,925	58,483
Gateway, Inc. (a)	675,425	4,600
Hewlett-Packard Co.	5,472,887	109,458
International Business Machines Corp.	3,035,906	286,104
Lexmark International, Inc. Class A (a)	234,726	19,928
NCR Corp. (a)	170,716	10,197
Network Appliance, Inc. (a)	648,208	19,550
QLogic Corp. (a)	167,391	5,757
Sun Microsystems, Inc. (a)	6,027,751	33,454
		778,004
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	880,051	20,144
Jabil Circuit, Inc. (a)	364,185	9,126
Molex, Inc.	343,659	9,475
Sanmina-SCI Corp. (a)	944,463	8,340
Solectron Corp. (a)	1,742,801	10,893
Symbol Technologies, Inc.	433,762	6,576
Tektronix, Inc.	166,257	5,215
		69,769
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	2,465,739	92,761
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	231,921	13,725
Automatic Data Processing, Inc.	1,058,647	48,200
Computer Sciences Corp. (a)	342,012	18,503
Convergys Corp. (a)	258,329	3,841
Electronic Data Systems Corp.	928,518	20,845
First Data Corp.	1,553,958	63,852
Fiserv, Inc. (a)	353,902	13,629
Paychex, Inc.	685,208	22,721
Sabre Holdings Corp. Class A	248,740	5,741
SunGard Data Systems, Inc. (a)	522,654	13,856
Unisys Corp. (a)	606,834	6,973
		231,886
Office Electronics - 0.1%
Xerox Corp. (a)	1,520,688	23,297
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	643,225	$ 13,688
Altera Corp. (a)	673,700	15,280
Analog Devices, Inc.	685,726	25,338
Applied Materials, Inc. (a)	3,077,661	51,212
Applied Micro Circuits Corp. (a)	567,496	2,088
Broadcom Corp. Class A (a)	583,710	18,982
Intel Corp.	11,625,736	259,835
KLA-Tencor Corp. (a)	355,869	16,035
Linear Technology Corp.	557,281	21,266
LSI Logic Corp. (a)	697,545	3,690
Maxim Integrated Products, Inc.	588,519	24,106
Micron Technology, Inc. (a)	1,108,170	12,279
National Semiconductor Corp. (a)	648,975	10,033
Novellus Systems, Inc. (a)	258,744	6,971
NVIDIA Corp. (a)	301,820	5,774
PMC-Sierra, Inc. (a)	320,634	3,540
Teradyne, Inc. (a)	351,808	6,002
Texas Instruments, Inc.	3,137,185	75,857
Xilinx, Inc.	629,004	19,638
		591,614
Software - 4.3%
Adobe Systems, Inc.	434,547	26,316
Autodesk, Inc.	205,693	13,454
BMC Software, Inc. (a)	404,288	7,512
Citrix Systems, Inc. (a)	306,534	7,237
Computer Associates International, Inc.	1,060,805	32,386
Compuware Corp. (a)	699,874	4,038
Electronic Arts, Inc. (a)	550,344	26,912
Intuit, Inc. (a)	347,145	14,525
Mercury Interactive Corp. (a)	168,809	7,699
Microsoft Corp.	19,704,315	528,273
Novell, Inc. (a)	700,774	4,275
Oracle Corp. (a)	9,370,866	118,635
Parametric Technology Corp. (a)	487,728	2,853
PeopleSoft, Inc. (a)	664,889	15,698
Siebel Systems, Inc. (a)	916,092	9,234
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	571,138	$ 36,444
VERITAS Software Corp. (a)	784,405	17,178
		872,669
TOTAL INFORMATION TECHNOLOGY		3,211,831
MATERIALS - 3.1%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	411,915	23,582
Dow Chemical Co.	1,702,508	85,926
E.I. du Pont de Nemours & Co.	1,808,466	81,960
Eastman Chemical Co.	141,084	7,672
Ecolab, Inc.	466,553	16,320
Engelhard Corp.	225,409	6,737
Great Lakes Chemical Corp.	92,044	2,697
Hercules, Inc. (a)	202,551	3,018
International Flavors & Fragrances, Inc.	170,769	6,916
Monsanto Co.	483,925	22,270
PPG Industries, Inc.	311,283	21,002
Praxair, Inc.	588,871	26,440
Rohm & Haas Co.	406,577	17,926
Sigma Aldrich Corp.	125,233	7,480
		329,946
Construction Materials - 0.0%
Vulcan Materials Co.	185,298	9,608
Containers & Packaging - 0.2%
Ball Corp.	203,642	9,109
Bemis Co., Inc.	193,797	5,395
Pactiv Corp. (a)	272,366	6,768
Sealed Air Corp. (a)	152,186	7,824
Temple-Inland, Inc.	100,988	6,018
		35,114
Metals & Mining - 0.8%
Alcoa, Inc.	1,576,382	53,565
Allegheny Technologies, Inc.	172,679	3,799
Freeport-McMoRan Copper & Gold, Inc. Class B	320,864	12,555
Newmont Mining Corp.	803,500	38,046
Nucor Corp.	287,310	15,199
Phelps Dodge Corp.	170,354	16,546
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp.	205,460	$ 10,758
Worthington Industries, Inc.	158,227	3,403
		153,871
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	467,881	17,129
International Paper Co.	881,256	36,590
Louisiana-Pacific Corp.	198,042	4,846
MeadWestvaco Corp.	365,736	12,307
Weyerhaeuser Co.	433,955	28,641
		99,513
TOTAL MATERIALS		628,052
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
ALLTEL Corp.	558,632	31,669
AT&T Corp.	1,440,242	26,356
BellSouth Corp.	3,317,795	88,983
CenturyTel, Inc.	244,702	8,056
Citizens Communications Co.	600,882	8,593
Qwest Communications International, Inc. (a)	3,289,432	13,158
SBC Communications, Inc.	6,005,227	151,152
Sprint Corp.	2,632,491	60,047
Verizon Communications, Inc.	5,017,221	206,860
		594,874
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	2,018,061	57,434
TOTAL TELECOMMUNICATION SERVICES		652,308
UTILITIES - 2.9%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	248,486	4,756
Ameren Corp.	352,077	17,048
American Electric Power Co., Inc.	717,041	24,501
CenterPoint Energy, Inc.	557,351	6,220
Cinergy Corp.	327,256	13,545
Consolidated Edison, Inc.	437,576	19,188
DTE Energy Co.	314,845	13,815
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	590,458	$ 18,836
Entergy Corp.	411,223	26,655
Exelon Corp.	1,196,373	49,901
FirstEnergy Corp.	597,753	25,243
FPL Group, Inc.	335,738	23,612
PG&E Corp. (a)	726,555	24,165
Pinnacle West Capital Corp.	165,493	7,315
PPL Corp.	342,354	17,785
Progress Energy, Inc.	447,257	19,639
Southern Co.	1,337,785	43,866
TECO Energy, Inc.	360,231	5,389
TXU Corp.	537,901	33,791
Xcel Energy, Inc.	724,584	13,086
		408,356
Gas Utilities - 0.1%
KeySpan Corp.	290,282	11,472
Nicor, Inc.	79,858	2,947
NiSource, Inc.	477,514	10,405
Peoples Energy Corp.	68,198	3,043
		27,867
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	1,171,480	14,339
Calpine Corp. (a)	965,629	3,747
CMS Energy Corp. (a)	343,930	3,508
Constellation Energy Group, Inc.	317,988	13,896
Dominion Resources, Inc.	598,464	39,181
Duke Energy Corp.	1,699,520	42,964
Dynegy, Inc. Class A (a)	687,809	3,886
Public Service Enterprise Group, Inc.	429,921	18,912
Sempra Energy	420,076	15,534
		155,967
TOTAL UTILITIES		592,190
TOTAL COMMON STOCKS (Cost $14,568,812)		19,757,483
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 1.61% to 1.91% 1/6/05 (d) (Cost $27,452)	$ 27,500	$ 27,448
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 1.98% (b)	326,459,212	326,459
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	48,614,043	48,614
TOTAL MONEY MARKET FUNDS (Cost $375,073)		375,073
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $14,971,337)		20,160,004
NET OTHER ASSETS - 0.2%		42,482
NET ASSETS - 100%		$ 20,202,486
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,498 S&P 500 Index Contracts	Dec. 2004	$ 439,700	$ 14,558

The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,701,000.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $15,130,535,000. Net unrealized appreciation aggregated $5,029,469,000, of which $7,131,113,000 related to appreciated investment securities and $2,101,644,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2004

SPI-QTLY-0105

1.810719.100

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 4.8%
Alumina Ltd.	115,771	$ 518,208
Amcor Ltd.	77,550	443,483
AMP Ltd.	194,624	1,033,383
Ansell Ltd.	25,930	183,105
Aristocrat Leisure Ltd.	38,855	263,880
Australia & New Zealand Banking Group Ltd.	176,030	2,723,816
Australian Gas Light Co.	45,852	458,606
Australian Stock Exchange Ltd.	16,315	235,831
AXA Asia Pacific Holdings Ltd.	51,437	159,183
BHP Billiton Ltd.	356,380	4,233,796
BlueScope Steel Ltd.	63,259	411,554
Boral Ltd.	45,776	243,761
Brambles Industries Ltd.	98,392	535,335
Centro Properties Group unit	63,321	252,647
CFS Gandel Retail Trust	179,351	228,383
CFS Gandel Retail Trust New (a)	2,643	3,325
Coca-Cola Amatil Ltd.	37,425	215,176
Cochlear Ltd.	2,616	47,444
Coles Myer Ltd.	109,487	843,276
Commonwealth Bank of Australia	122,142	2,960,804
Commonwealth Property Office Fund	140,853	144,575
Computershare Ltd.	54,899	226,670
CSL Ltd.	16,399	336,648
CSR Ltd.	119,744	237,500
DB RREEF Trust unit (a)	287,670	290,832
Fosters Group Ltd.	203,750	849,118
Futuris Corp. Ltd.	28,182	45,891
General Property Trust	165,594	465,182
Harvey Norman Holdings Ltd.	34,020	84,278
Iluka Resources Ltd.	11,642	52,561
ING Industrial Fund	48,000	79,274
Insurance Australia Group Ltd.	149,896	675,584
Investa Property Group	168,762	278,718
John Fairfax Holdings Ltd.	110,515	363,335
Leighton Holdings Ltd.	6,676	56,623
Lend Lease Corp. Ltd.	44,183	415,998
Lion Nathan Ltd.	36,606	224,593
Macquarie Bank Ltd.	18,363	623,127
Macquarie Goodman Industrial Trust	121,709	193,494
Macquarie Infrastructure Group	175,050	534,976
Mayne Group Ltd.	60,100	197,124
Mirvac Group	61,116	223,096
National Australia Bank	143,282	3,109,506
Newcrest Mining Ltd.	26,554	358,219
OneSteel Ltd.	55,323	105,458
Orica Ltd.	24,232	366,541
Origin Energy Ltd.	59,100	321,553
Pacific Brands Ltd.	37,176	94,679
PaperlinX Ltd.	51,762	185,755
Patrick Corp. Ltd.	44,490	215,625
Perpetual Trustees Australia Ltd.	2,816	120,507

	Shares	Value
Publishing & Broadcasting Ltd.	18,053	$ 218,042
Qantas Airways Ltd.	87,400	241,474
QBE Insurance Group Ltd.	74,170	798,508
Rinker Group Ltd.	90,374	669,563
Rio Tinto Ltd.	28,315	858,788
Santos Ltd.	67,968	461,598
Sonic Healthcare Ltd.	27,934	241,450
Southcorp Ltd. (a)	88,137	248,272
Stockland	102,622	465,687
Stockland New (a)	2,928	13,197
Suncorp-Metway Ltd.	52,621	700,527
Tabcorp Holdings Ltd.	48,399	630,127
Telstra Corp. Ltd.	226,922	863,376
Toll Holdings Ltd.	25,776	239,507
Transurban Group unit	45,000	222,959
Wesfarmers Ltd.	37,259	1,098,427
Westfield Group unit (a)	144,521	1,756,662
Westpac Banking Corp.	173,757	2,486,158
WMC Resources Ltd.	112,471	625,824
Woodside Petroleum Ltd.	49,520	796,826
Woolworths Ltd.	107,664	1,246,345
TOTAL AUSTRALIA		42,355,353
Austria - 0.3%
Bank Austria Creditanstalt AG	3,956	336,557
Boehler-Uddeholm AG	271	32,123
Erste Bank der Oesterreichischen Sparkassen AG	12,219	621,934
Flughafen Wien AG	1,669	119,583
IMMOFINANZ Immobilien Anlagen AG (a)	25,600	235,488
Mayr-Melnhof Karton AG	209	33,392
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	816	165,527
OMV AG	1,325	349,534
RHI AG (a)	250	6,713
Telekom Austria AG	29,319	498,864
VA Technologie AG (a)	444	34,557
voestalpine AG	3,528	252,310
Wienerberger AG	5,363	238,110
TOTAL AUSTRIA		2,924,692
Belgium - 1.3%
Agfa-Gevaert NV	8,790	281,013
Barco NV	1,359	125,011
Bekaert SA	891	69,465
Belgacom SA	16,035	639,460
Cofinimmo SA	490	78,358
Colruyt NV	1,877	297,914
Compagnie Maritime Belge SA (CMB)	169	48,929
D'ieteren SA	140	26,426
Delhaize Group	6,482	501,059
Dexia SA	62,178	1,324,931
Electrabel SA	2,568	1,035,358
Common Stocks - continued
	Shares	Value
Belgium - continued
Fortis	117,046	$ 3,097,782
Fortis (strip VVPR) (a)	1,764	47
Groupe Bruxelles Lambert SA (GBL)	7,723	602,625
Inbev SA	15,958	585,902
KBC Bancassurance Holding NV	10,825	806,541
Mobistar SA (a)	3,279	274,603
Omega Pharma SA	2,960	151,605
Solvay SA	5,675	626,134
UCB SA	7,109	367,699
Umicore SA	1,923	173,825
TOTAL BELGIUM		11,114,687
Bermuda - 0.0%
Frontline Ltd.	5,250	317,634
SCMP Group Ltd.	46,000	19,227
Ship Finance International Ltd.	699	17,510
TOTAL BERMUDA		354,371
Cayman Islands - 0.0%
Hutchison Telecommunications International Ltd.	130,000	107,839
Kingboard Chemical Holdings Ltd.	28,000	61,038
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	2,800	1,404
TOTAL CAYMAN ISLANDS		170,281
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	118	964,756
Bang & Olufsen AS Series B	550	34,783
Carlsberg AS Series B	4,238	197,509
Coloplast AS Series B	830	89,540
Danisco AS	4,425	269,556
Danske Bank AS	43,748	1,307,055
DSV de Sammensluttede Vognmaend AS	3,019	195,520
East Asiatic Co. Ltd.	4,141	211,139
FLS Industries (a)	1,400	22,542
GN Store Nordic AS	24,265	250,698
H. Lundbeck AS	4,135	77,676
ISS AS	4,186	232,156
Kobenhaven Lufthave AS	305	55,930
NKT Holding AS	900	23,508
Novo Nordisk AS Series B	25,180	1,337,924
Novozymes AS Series B	4,993	235,822
TDC AS	17,173	704,328
Topdanmark AS (a)	1,465	110,604
Vestas Wind Systems AS (a)(d)	17,028	197,253
William Demant Holding AS (a)	4,767	211,503
TOTAL DENMARK		6,729,802
Finland - 1.4%
Amer Group PLC (A Shares)	3,550	188,242
Elisa Corp. (A Shares) (a)	13,300	220,819
Fortum Oyj	35,625	617,526

	Shares	Value
KCI Konecranes Oyj	700	$ 32,428
Kesko Oyj	3,900	90,673
Kone Oyj (B Shares)	2,800	206,499
Metso Corp.	13,807	221,529
Nokia Corp.	456,059	7,374,474
Nokian Tyres Ltd.	500	71,849
Orion-Yhtyma Oyj (B Shares)	3,600	57,091
Outokumpu Oyj (A Shares)	6,125	113,743
Pohjola Group PLC (D Shares)	2,400	26,671
Rautaruukki Oyj (K Shares)	4,000	48,227
Sampo Oyj (A Shares)	38,205	493,131
Stora Enso Oyj (R Shares)	65,645	1,043,099
TietoEnator Oyj	9,560	295,463
UPM-Kymmene Corp.	46,718	1,057,228
Uponor Oyj	3,200	58,532
Wartsila Oyj (B Shares)	2,100	72,859
TOTAL FINLAND		12,290,083
France - 8.8%
Accor SA	17,291	736,897
Air France KLM (Reg.)	13,261	250,844
Alcatel SA (RFD) (a)	116,949	1,817,387
Alstom SA (a)	477,474	361,783
Atos Origin SA (a)	4,591	304,714
Autoroutes du Sud de la France	6,580	323,369
AXA SA	142,052	3,331,119
BIC SA	4,989	241,997
BNP Paribas SA	76,709	5,332,993
Bouygues SA	20,121	865,528
Business Objects SA (a)	3,597	83,738
Cap Gemini SA (a)	14,427	466,021
Carrefour SA	54,889	2,607,732
Casino Guichard Perrachon et Compagnie	2,746	210,802
CNP Assurances	3,714	251,788
Compagnie de St. Gobain	29,520	1,679,904
Credit Agricole SA	64,427	1,908,122
Dassault Systemes SA	6,212	321,964
Essilor International SA	10,264	701,298
France Telecom SA	143,270	4,495,813
Gecina SA	2,906	273,883
Groupe Danone	23,745	2,116,382
Hermes International SA	700	128,410
Imerys	3,562	272,024
Klepierre SA	2,873	245,758
L'Air Liquide SA	10,994	1,901,324
L'Oreal SA	30,842	2,230,306
Lafarge SA (Bearer)	17,146	1,610,267
Lagardere S.C.A. (Reg.)	11,479	819,410
Louis Vuitton Moet Hennessy (LVMH)	24,937	1,773,458
Michelin SA (Compagnie Generale des Etablissements) Series B	14,035	811,194
Pernod-Ricard	5,627	840,001
Peugeot Citroen SA	16,086	983,410
Common Stocks - continued
	Shares	Value
France - continued
Pinault Printemps-Redoute SA	7,357	$ 764,769
Publicis Groupe SA	13,110	433,413
Renault SA	18,782	1,536,713
Sagem SA	1,099	101,021
Sanofi-Aventis	94,745	7,155,143
Schneider Electric SA	21,460	1,490,524
Societe Generale Series A	31,845	3,075,388
Sodexho Alliance SA	7,700	234,600
Suez SA (France)	76,938	1,809,221
Technip-Coflexip SA	1,941	326,392
Television Francaise 1 SA	12,706	404,686
Thales SA	7,226	309,394
Thomson SA	22,995	552,962
Total SA:
(strip VVPR) (a)	774	10
Series B (d)	56,600	12,406,720
Unibail (Reg.)	4,424	628,072
Valeo SA	5,813	229,962
Veolia Environnement	24,036	758,199
Vinci SA	7,621	943,665
Vivendi Universal SA (a)	98,957	2,910,325
Zodiac SA	5,507	226,861
TOTAL FRANCE		76,597,680
Germany - 6.3%
Adidas-Salomon AG	4,966	778,558
Allianz AG (Reg.)	29,658	3,713,182
Altana AG	7,536	412,325
BASF AG	50,149	3,382,550
Bayer AG	62,928	2,002,998
Bayerische Hypo-und Vereinsbank AG (a)	60,012	1,337,809
Beiersdorf AG	1,750	188,242
Celesio AG	3,331	255,711
Commerzbank AG (a)	43,100	859,965
Continental AG	10,322	629,109
DaimlerChrysler AG (Reg.)	84,622	3,791,912
Deutsche Bank AG	47,278	4,009,174
Deutsche Boerse AG	10,855	642,837
Deutsche Lufthansa AG (Reg.) (a)	16,505	233,004
Deutsche Post AG	42,629	899,301
Deutsche Telekom AG (Reg.) (a)	263,705	5,595,820
Douglas Holding AG	5,588	184,589
E.ON AG	60,815	5,116,366
Epcos AG (a)	2,900	46,221
Fresenius Medical Care AG	3,242	252,973
HeidelbergCement AG	7,261	413,687
HeidelbergCement AG (strip VVPR) (a)	239	3
Hypo Real Estate Holding AG (a)	12,781	495,082
Infineon Technologies AG (a)	67,887	746,757
KarstadtQuelle AG	2,050	20,901
KarstadtQuelle AG rights 12/13/04	2,050	4,878
Linde AG	8,176	499,401

	Shares	Value
MAN AG	8,950	$ 339,071
Merck KGaA	4,653	269,614
Metro AG	14,767	742,791
MLP AG	10,000	198,730
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	18,852	2,138,868
Puma AG	1,381	380,572
RWE AG	36,111	1,919,614
SAP AG	20,302	3,613,756
Schering AG	17,159	1,215,887
Siemens AG (Reg.)	76,731	6,124,668
Suedzucker AG (Bearer)	2,585	52,746
Thyssenkrupp AG	31,368	675,499
TUI AG	11,000	244,924
Volkswagen AG	20,171	910,312
TOTAL GERMANY		55,340,407
Greece - 0.5%
Alpha Bank AE	17,709	556,499
Bank of Piraeus (Reg.)	15,325	240,791
Coca-Cola Hellenic Bottling Co. SA (Bearer)	9,961	245,756
Cosmote Mobile Telecommunications SA	13,956	252,674
EFG Eurobank Ergasias SA	18,620	542,554
Emporiki Bank of Greece SA	8,510	259,279
Folli Follie SA	730	21,038
Germanos SA	2,000	56,788
Greek Organization of Football Prognostics SA	16,615	432,892
Hellenic Duty Free Shops SA	1,170	20,561
Hellenic Petroleum SA	6,420	67,249
Hellenic Technodomiki Tev SA	6,240	27,705
Hellenic Telecommunication Organization SA (OTE)	20,028	329,063
Hyatt Regency SA (Reg.)	3,104	34,330
Intracom SA (Reg.)	5,790	30,479
National Bank of Greece SA	25,451	786,256
Public Power Corp. of Greece	11,930	324,783
Technical Olympic SA (Reg.)	3,590	19,661
Titan Cement Co. SA (Reg.)	3,330	92,338
Viohalco SA	5,200	45,345
TOTAL GREECE		4,386,041
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	7,329	26,204
Bank of East Asia Ltd.	135,782	426,965
BOC Hong Kong Holdings Ltd.	396,566	744,629
Cathay Pacific Airways Ltd.	57,327	101,744
Cheung Kong Holdings Ltd.	150,449	1,451,183
Cheung Kong Infrastructure Holdings Ltd.	68,450	196,754
CLP Holdings Ltd.	170,157	978,203
Esprit Holdings Ltd.	85,523	470,759
Giordano International Ltd.	290,194	182,876
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	129,423	$ 202,236
Hang Seng Bank Ltd.	68,601	952,853
Henderson Land Development Co. Ltd.	75,963	395,666
Hong Kong & China Gas Co. Ltd.	405,427	836,873
Hong Kong Electric Holdings Ltd.	118,176	530,428
Hong Kong Exchanges & Clearing Ltd.	96,198	242,490
Hopewell Holdings Ltd.	94,000	244,203
Hutchison Whampoa Ltd.	218,158	1,949,969
Hysan Development Co. Ltd.	68,575	139,346
Johnson Electric Holdings Ltd.	83,062	80,653
Kerry Properties Ltd.	35,000	75,172
Li & Fung Ltd.	144,930	242,311
MTR Corp. Ltd.	158,482	252,740
New World Development Co. Ltd.	178,988	201,420
Orient Overseas International Ltd.	14,000	53,386
PCCW Ltd.	309,751	191,217
Shangri-La Asia Ltd.	154,842	198,145
Sino Land Co.	72,591	69,552
SmarTone Telecommunications Holdings Ltd.	14,000	14,584
Sun Hung Kai Properties Ltd.	123,141	1,223,412
Swire Pacific Ltd. (A Shares)	78,884	634,075
Techtronic Industries Co. Ltd.	103,500	207,652
Television Broadcasts Ltd.	17,000	80,239
Texwinca Holdings Ltd.	26,000	24,243
Wharf Holdings Ltd.	138,965	495,059
Yue Yuen Industrial Holdings Ltd.	66,000	171,462
TOTAL HONG KONG		14,288,703
Ireland - 0.9%
Allied Irish Banks PLC	55,896	1,089,692
Allied Irish Banks PLC	32,941	640,187
Bank of Ireland	57,002	871,387
Bank of Ireland	41,627	636,350
CRH PLC	38,845	983,162
CRH PLC	13,584	343,087
DCC PLC (Ireland)	10,825	226,637
DEPFA BANK PLC	33,553	548,605
Elan Corp. PLC (a)	37,694	984,595
Fyffes PLC (Ireland)	15,325	42,373
Grafton Group PLC unit	19,570	198,490
Greencore Group PLC	4,955	19,101
Independent News & Media PLC	47,343	140,341
Independent News & Media PLC (Ireland)	26,951	79,892
Irish Life & Permanent PLC	18,790	325,957
Irish Life & Permanent PLC	7,225	125,335
Kerry Group PLC Class A	9,702	222,987
Kingspan Group PLC (Ireland)	8,500	76,043
Ryanair Holdings PLC (a)	9,295	62,891
Waterford Wedgwood PLC unit (a)	38,927	4,140
TOTAL IRELAND		7,621,252

	Shares	Value
Italy - 3.8%
Alleanza Assicurazioni Spa	44,505	$ 549,009
Arnoldo Mondadori Editore Spa	7,322	78,615
Assicurazioni Generali Spa	92,378	2,847,687
Autogrill Spa (a)	14,172	221,168
Autostrade Spa	27,094	660,534
Banca Antonveneta Spa (a)	21,125	505,438
Banca Fideuram Spa	25,450	125,241
Banca Intesa Spa	332,298	1,470,940
Banca Monte dei Paschi di Siena Spa	122,791	401,699
Banca Nazionale del Lavoro (BNL) (a)(d)	112,637	275,500
Banca Nazionale del Lavoro (BNL) rights 12/13/04 (a)	112,637	16,350
Banca Popolare di Milano	32,298	263,012
Banche Popolari Unite Scarl	36,977	728,455
Banco Popolare di Verona e Novara	34,673	663,247
Benetton Group Spa	3,165	38,071
Bulgari Spa	18,787	214,872
Capitalia Spa	148,844	583,286
Edison Spa (a)	86,845	178,475
Enel Spa (d)	360,963	3,213,889
ENI Spa	251,445	6,198,119
Fiat Spa (a)	44,388	329,425
Finecogroup Spa (a)	24,831	184,844
Finmeccanica Spa	600,045	513,680
Gruppo Editoriale L'espresso Spa	11,600	64,455
Italcementi Spa	4,001	60,520
Luxottica Group Spa	12,700	246,380
Mediaset Spa	49,950	604,824
Mediobanca Spa (d)	43,186	625,164
Mediolanum Spa (d)	35,212	244,007
Pirelli & C Spa	140,162	178,231
Riunione Adriatica di Sicurta Spa (RAS)	28,739	622,705
San Paolo IMI Spa	85,325	1,171,655
Seat Pagine Gialle Spa	289,598	117,606
Snam Rete Gas Spa	89,437	479,121
Telecom Italia Media Spa (a)	69,534	26,519
Telecom Italia Mobile Spa (TIM)	360,075	2,388,931
Telecom Italia Spa	829,191	3,179,973
Terna Spa	109,530	287,411
Tiscali Spa (a)	8,826	35,772
Unicredito Italiano Spa	441,143	2,433,607
TOTAL ITALY		33,028,437
Japan - 20.6%
77 Bank Ltd.	21,223	138,193
Acom Co. Ltd.	7,740	582,973
Aderans Co. Ltd.	1,000	22,013
Advantest Corp.	6,495	484,782
Aeon Co. Ltd.	51,300	867,007
Aeon Credit Service Ltd.	3,200	229,516
Aiful Corp.	3,620	411,623
Aisin Seiki Co. Ltd.	15,800	340,123
Ajinomoto Co., Inc.	63,866	723,105
Common Stocks - continued
	Shares	Value
Japan - continued
Alfresa Holdings Corp.	2,000	$ 69,002
All Nippon Airways Co. Ltd. (d)	63,000	219,194
Alps Electric Co. Ltd.	22,977	335,851
Amada Co. Ltd.	32,000	161,407
Amano Corp.	3,000	27,319
Anritsu Corp.	4,000	29,311
Aoyama Trading Co. Ltd.	3,100	76,675
Ariake Japan Co. Ltd.	990	23,957
Asahi Breweries Ltd.	44,203	522,815
Asahi Glass Co. Ltd.	74,677	820,108
Asahi Kasei Corp.	103,727	512,108
Asatsu-DK, Inc.	2,000	58,506
Ashikaga Financial Group, Inc. (a)	605	6
Autobacs Seven Co. Ltd.	1,600	46,805
Bandai Co. Ltd.	4,400	89,800
Bank of Fukuoka Ltd.	45,300	287,486
Bank of Yokohama Ltd.	109,084	689,097
Benesse Corp.	8,100	258,992
Bridgestone Corp.	64,479	1,168,699
Canon, Inc.	81,763	4,102,050
Capcom Co. Ltd.	2,700	25,742
Casio Computer Co. Ltd. (d)	18,000	247,884
Central Glass Co. Ltd.	9,000	61,490
Central Japan Railway Co.	101	825,511
Chiba Bank Ltd.	62,674	398,965
Chubu Electric Power Co., Inc.	66,764	1,557,253
Chugai Pharmaceutical Co. Ltd.	26,925	422,604
Circle K Sunkus Co. Ltd. (a)	3,100	70,800
Citizen Watch Co. Ltd.	24,766	225,047
Coca-Cola West Japan Co. Ltd.	2,100	52,349
COMSYS Holdings Corp.	6,000	51,781
Credit Saison Co. Ltd.	13,652	460,396
Csk Corp.	6,100	254,920
Dai Nippon Printing Co. Ltd.	62,242	930,348
Daicel Chemical Industries Ltd.	14,000	77,555
Daiichi Pharmaceutical Co. Ltd.	24,377	485,668
Daikin Industries Ltd.	15,994	422,797
Dainippon Ink & Chemicals, Inc.	35,995	81,509
Dainippon Screen Manufacturing Co. Ltd. (d)	27,000	147,733
Daito Trust Construction Co.	6,563	297,231
Daiwa House Industry Co. Ltd.	51,184	550,168
Daiwa Securities Group, Inc.	115,985	793,561
Denki Kagaku Kogyo KK	65,358	212,154
Denso Corp.	54,138	1,296,955
Dentsu, Inc.	155	424,802
Dowa Mining Co. Ltd.	37,168	242,380
East Japan Railway Co.	315	1,732,737
Ebara Corp.	14,934	66,618
Eisai Co. Ltd.	23,678	706,462
Electric Power Development Co. Ltd.	9,300	257,593
FamilyMart Co. Ltd.	8,900	248,676

	Shares	Value
Fanuc Ltd.	12,172	$ 760,639
Fast Retailing Co. Ltd.	4,400	331,406
Fuji Electric Holdings Co. Ltd.	29,153	75,365
Fuji Photo Film Co. Ltd.	44,605	1,569,271
Fuji Soft ABC, Inc.	2,200	69,275
Fuji Television Network, Inc.	30	63,560
Fujikura Ltd.	49,000	221,439
Fujisawa Pharmaceutical Co. Ltd.	27,923	723,211
Fujitsu Ltd.	182,075	1,146,650
Furukawa Electric Co. Ltd. (a)	56,790	282,032
Gunma Bank Ltd.	43,663	228,722
Gunze Ltd.	9,000	39,273
Hankyu Department Stores, Inc.	6,000	45,891
Hino Motors Ltd.	29,000	192,497
Hirose Electric Co. Ltd.	2,498	264,864
Hitachi Cable Ltd.	8,000	33,821
Hitachi Capital Corp.	4,500	87,686
Hitachi Chemical Co. Ltd.	13,500	233,408
Hitachi Construction Machinery Co. Ltd.	5,000	62,102
Hitachi Ltd.	313,271	2,014,333
Hitachi Software Engineerng Co. Ltd.	1,400	28,913
Hokkaido Electric Power Co., Inc.	15,100	287,340
Hokuhoku Financial Group, Inc.	126,715	326,347
Honda Motor Co. Ltd.	74,180	3,553,222
House Foods Corp.	4,000	57,029
Hoya Corp.	9,604	1,000,582
Isetan Co. Ltd.	22,000	256,786
Ishihara Sangyo Kaisha Ltd.	14,000	31,430
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	67,185	91,413
Ito En Ltd.	1,600	79,149
Ito Yokado Ltd.	34,156	1,354,356
Itochu Corp. (a)	127,986	580,878
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,700	69,061
JAFCO Co. Ltd.	2,500	150,882
Japan Airlines Corp. (a)(d)	74,420	211,192
Japan Real Estate Investment Corp.	13	108,149
Japan Retail Fund Investment Corp.	13	105,749
Japan Tobacco, Inc.	82	777,006
JFE Holdings, Inc.	54,675	1,572,846
JGC Corp.	21,117	181,422
Joyo Bank Ltd.	72,941	341,684
Js Group Corp.	27,459	484,359
JSR Corp.	12,216	253,474
Kajima Corp.	105,317	456,498
Kaken Pharmaceutical Co. Ltd.	4,000	25,191
Kamigumi Co. Ltd.	30,663	238,104
Kanebo Ltd. (a)(d)	2,063	24,521
Kaneka Corp.	27,559	302,119
Kansai Electric Power Co., Inc.	74,136	1,441,003
Kansai Paint Co. Ltd. Osaka	15,000	90,675
Kao Corp.	47,750	1,150,882
Katokichi Co. Ltd.	2,000	37,708
Common Stocks - continued
	Shares	Value
Japan - continued
Kawasaki Heavy Industries Ltd.	134,945	$ 203,280
Kawasaki Kisen Kaisha Ltd.	44,000	295,058
Keihin Electric Express Railway Co. Ltd.	37,061	218,991
Keio Electric Railway Co. Ltd.	47,410	266,781
Keyence Corp.	2,900	656,689
Kikkoman Corp.	19,849	181,331
Kinden Corp.	8,000	58,934
Kintetsu Corp.	146,100	484,184
Kirin Brewery Co. Ltd.	77,256	741,063
Kobe Steel Ltd.	258,000	393,663
Kokuyo Co. Ltd.	5,000	57,340
Komatsu Ltd.	102,145	695,890
Komori Corp.	3,000	41,401
Konami Corp.	8,500	185,456
Konica Minolta Holdings, Inc.	38,000	488,226
Koyo Seiko Co. Ltd.	7,000	89,052
Kubota Corp.	116,864	578,102
Kuraray Co. Ltd.	30,986	255,670
Kuraya Sanseido, Inc.	10,500	97,454
Kurita Water Industries Ltd.	13,300	184,968
Kyocera Corp.	16,902	1,188,042
Kyowa Hakko Kogyo Co. Ltd.	34,000	243,530
Kyushu Electric Power Co., Inc.	39,870	790,464
Lawson, Inc.	6,616	238,548
Leopalace21 Corp.	9,300	153,290
Mabuchi Motor Co. Ltd.	2,021	138,865
Makita Corp.	13,000	201,011
Marubeni Corp.	120,244	341,234
Marui Co. Ltd.	30,749	408,214
Matsumotokiyoshi Co. Ltd.	2,600	72,268
Matsushita Electric Industrial Co. Ltd.	211,073	3,144,988
Matsushita Electric Works Co. Ltd.	25,000	214,296
Meiji Dairies Corp.	10,000	56,271
Meiji Seika Kaisha Ltd.	13,888	61,143
Meitec Corp.	4,900	172,389
Millea Holdings, Inc.	140	1,972,885
Minebea Co. Ltd.	19,008	76,479
Mitsubishi Chemical Corp.	167,551	499,909
Mitsubishi Corp.	102,802	1,301,822
Mitsubishi Electric Corp.	175,106	859,405
Mitsubishi Estate Co. Ltd.	85,723	970,575
Mitsubishi Gas Chemical Co., Inc.	48,867	231,761
Mitsubishi Heavy Industries Ltd.	259,256	743,287
Mitsubishi Logistics Corp.	6,000	55,921
Mitsubishi Materials Corp.	123,937	257,763
Mitsubishi Rayon Co. Ltd.	24,312	82,698
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	443	4,199,640
Mitsui & Co. Ltd.	117,123	1,015,343
Mitsui Chemicals, Inc.	60,683	318,469
Mitsui Engineering & Shipbuilding Co. (d)	33,000	55,163
Mitsui Fudosan Co. Ltd.	70,677	826,322

	Shares	Value
Mitsui Mining & Smelting Co. Ltd.	62,154	$ 259,743
Mitsui O.S.K. Lines Ltd.	83,285	517,218
Mitsui Sumitomo Insurance Co. Ltd.	121,475	1,071,960
Mitsui Trust Holdings, Inc.	59,300	453,560
Mitsukoshi Ltd.	48,376	232,254
Mitsumi Electric Co. Ltd.	3,300	36,626
Mizuho Financial Group, Inc.	758	3,300,296
Murata Manufacturing Co. Ltd.	22,654	1,184,494
Namco Ltd.	8,900	109,417
NEC Corp.	172,951	956,403
NEC Electronics Corp.	2,400	109,160
Net One Systems Co. Ltd.	59	241,401
NGK Insulators Ltd.	27,309	227,453
NGK Spark Plug Co. Ltd.	19,000	185,208
Nichii Gakkan Co.	900	30,701
Nichirei Corp.	14,860	55,457
Nidec Corp.	5,171	608,087
Nikko Cordial Corp.	159,126	794,895
Nikon Corp. (d)	30,838	342,261
Nintendo Co. Ltd.	9,396	1,130,497
Nippon Building Fund, Inc.	15	131,056
Nippon Express Co. Ltd.	83,546	394,610
Nippon Kayaku Co. Ltd.	7,000	38,301
Nippon Light Metal Co. Ltd.	30,000	78,429
Nippon Meat Packers, Inc.	17,740	229,821
Nippon Mining Holdings, Inc.	91,500	457,078
Nippon Oil Corp.	123,129	810,130
Nippon Paper Group, Inc.	99	448,360
Nippon Sheet Glass Co. Ltd.	17,000	65,591
Nippon Shokubai Co. Ltd.	7,000	57,486
Nippon Steel Corp.	602,661	1,487,690
Nippon Telegraph & Telephone Corp.	525	2,350,950
Nippon Yusen KK	87,578	466,424
Nishimatsu Construction Co. Ltd.	12,000	37,669
Nissan Chemical Industries Co. Ltd.	26,000	203,411
Nissan Motor Co. Ltd.	236,448	2,493,280
Nisshin Seifun Group, Inc.	12,719	139,928
Nisshin Steel Co. Ltd.	78,000	186,481
Nisshinbo Industries, Inc.	8,000	54,813
Nissho Iwai-Nichimen Holdings Corp. (a)(d)	16,000	67,486
Nissin Food Products Co. Ltd.	9,723	241,906
Nitori Co. Ltd.	1,200	71,490
Nitto Denko Corp.	14,994	781,067
NOK Corp.	7,000	203,071
Nomura Holdings, Inc.	175,147	2,441,549
Nomura Research Institute Ltd.	3,200	284,251
NSK Ltd.	42,576	198,201
NTN Corp.	39,611	219,815
NTT Data Corp.	108	321,182
NTT DoCoMo, Inc.	1,968	3,423,606
Obayashi Corp.	51,704	321,595
Obic Co. Ltd.	300	59,974
Odakyu Electric Railway Co. Ltd.	48,000	268,701
Common Stocks - continued
	Shares	Value
Japan - continued
Oji Paper Co. Ltd.	69,352	$ 395,642
Oki Electric Industry Co. Ltd. (a)	50,000	197,774
Okumura Corp.	12,000	66,126
Olympus Corp.	21,429	413,606
Omron Corp.	17,860	408,769
Onward Kashiyama Co. Ltd.	14,000	190,485
Oracle Corp. Japan	4,100	205,608
Oriental Land Co. Ltd.	5,056	326,764
ORIX Corp.	8,578	1,092,102
Osaka Gas Co. Ltd.	172,525	526,487
Pioneer Corp.	16,938	318,035
Promise Co. Ltd.	7,425	519,559
QP Corp.	7,000	61,364
Rakuten, Inc. (d)	50	412,556
Resona Holdings, Inc. (a)	463,536	819,899
Ricoh Co. Ltd.	66,770	1,183,619
Rinnai Corp.	2,600	65,572
Rohm Co. Ltd.	11,344	1,083,741
Ryohin Keikaku Co. Ltd.	1,800	89,392
Saizeriya Co. Ltd.	300	5,204
Sanden Corp.	5,000	29,593
Sanken Electric Co. Ltd.	11,000	139,404
Sankyo Co. Ltd.	40,555	794,191
Sankyo Co. Ltd. (Gunma)	5,500	248,020
Sanwa Shutter Corp.	12,000	67,175
Sanyo Electric Co. Ltd.	155,382	513,435
Sapporo Breweries Ltd. (d)	13,578	58,722
Secom Co. Ltd.	22,267	880,769
Sega Sammy Holdings, Inc. (a)	9,020	477,759
Seiko Epson Corp.	10,400	425,521
Seino Transportation Co. Ltd.	19,000	172,652
Sekisui Chemical Co. Ltd.	41,293	271,287
Sekisui House Ltd.	41,467	458,214
Seven Eleven Japan Co. Ltd.	35,049	1,069,574
Sharp Corp.	90,675	1,456,687
Shimachu Co. Ltd.	3,100	73,512
Shimamura Co. Ltd.	1,100	81,889
SHIMANO, Inc.	4,000	105,350
SHIMIZU Corp.	52,416	268,970
Shin-Etsu Chemical Co. Ltd.	35,162	1,363,491
Shinsei Bank Ltd.	53,000	354,381
Shionogi & Co. Ltd.	25,091	338,465
Shiseido Co. Ltd.	35,950	495,778
Shizuoka Bank Ltd.	57,274	503,746
Showa Denko KK	102,336	249,636
Showa Shell Sekiyu KK	24,300	218,687
Skylark Co. Ltd.	3,851	65,234
SMC Corp.	5,371	592,979
Snow Brand Milk Products Co. Ltd. (a)(d)	6,000	18,427
Softbank Corp.	22,110	1,091,587
Sompo Japan Insurance, Inc.	76,712	735,099
Sony Corp.	89,985	3,271,855

	Shares	Value
Stanley Electric Co. Ltd.	20,825	$ 337,385
Sumitomo Bakelite Co. Ltd.	7,000	40,750
Sumitomo Chemical Co. Ltd.	144,334	719,601
Sumitomo Corp.	81,842	690,401
Sumitomo Electric Industries Ltd.	67,206	705,403
Sumitomo Heavy Industries Ltd. (a)	45,822	150,075
Sumitomo Metal Industries Ltd.	339,966	452,649
Sumitomo Metal Mining Co. Ltd.	56,065	420,644
Sumitomo Mitsui Financial Group, Inc.	388	2,696,146
Sumitomo Osaka Cement Co. Ltd.	12,144	26,791
Sumitomo Realty & Development Co. Ltd.	44,000	541,795
Sumitomo Trust & Banking Co. Ltd.	105,344	702,327
Suzuken Co. Ltd.	2,760	64,913
T&D Holdings, Inc.	17,350	809,369
Taiheiyo Cement Corp.	100,684	252,456
Taisei Corp.	73,594	291,100
Taisho Pharmaceutical Co. Ltd.	15,524	298,727
Taiyo Nippon Sanso Corp. Tokyo	33,000	183,449
Taiyo Yuden Co. Ltd.	10,000	102,143
Takara Holdings, Inc. (d)	10,551	71,061
Takashimaya Co. Ltd.	27,000	256,106
Takeda Pharamaceutical Co. Ltd.	87,542	4,304,995
Takefuji Corp.	5,451	354,941
Takuma Co. Ltd.	3,000	21,809
TDK Corp.	12,125	870,827
Teijin Ltd.	77,341	332,229
Teikoku Oil Co. Ltd.	12,000	65,193
Terumo Corp.	14,812	380,035
The Daimaru, Inc.	29,000	242,947
The Goodwill Group, Inc.	25	61,713
The Suruga Bank Ltd.	29,000	224,345
THK Co. Ltd.	11,600	211,944
TIS, Inc.	2,000	84,747
Tobu Railway Co. Ltd.	65,297	243,051
Toda Corp.	9,762	43,642
Toho Co. Ltd.	16,554	265,456
Tohoku Electric Power Co., Inc.	38,890	690,529
Tokyo Broadcasting System, Inc.	2,000	31,702
Tokyo Electric Power Co.	113,718	2,718,755
Tokyo Electron Ltd.	16,618	915,730
Tokyo Gas Co. Ltd.	267,395	1,073,270
Tokyo Style Co. Ltd.	5,000	55,882
Tokyu Corp.	86,954	442,819
Tokyu Land Corp.	24,000	84,902
TonenGeneral Sekiyu KK	30,856	286,384
Toppan Printing Co. Ltd.	57,013	593,429
Toray Industries, Inc.	110,883	488,168
Toshiba Corp.	300,880	1,277,852
Tosoh Corp.	53,816	235,881
Toto Ltd.	29,185	260,664
Toyo Seikan Kaisha Ltd.	14,000	228,991
Toyo Suisan Kaisha Ltd.	4,000	51,703
Toyobo Co. Ltd.	85,000	191,652
Toyoda Gosei Co. Ltd.	7,500	141,406
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Industries Corp.	16,286	$ 375,119
Toyota Motor Corp.	278,451	10,401,537
Trend Micro, Inc.	9,000	472,326
Ube Industries Ltd. (a)	45,605	74,461
UFJ Holdings, Inc. (a)	368	1,952,748
Uni-Charm Corp.	4,360	202,121
Uniden Corp.	4,000	83,969
UNY Co. Ltd.	12,000	129,802
Ushio, Inc.	16,000	292,959
USS Co. Ltd.	2,400	214,354
Wacoal Corp.	4,000	45,095
West Japan Railway Co.	180	734,730
World Co. Ltd.	2,300	81,364
Yahoo! Japan Corp. (a)(d)	188	866,048
Yakult Honsha Co. Ltd.	12,066	206,387
Yamada Denki Co. Ltd.	6,325	271,699
Yamaha Corp.	13,343	188,419
Yamaha Motor Co. Ltd.	16,000	234,336
Yamanouchi Pharmaceutical Co. Ltd.	29,444	1,075,946
Yamato Transport Co. Ltd.	44,232	630,627
Yamazaki Baking Co. Ltd.	8,000	72,618
Yokogawa Electric Corp.	19,016	264,648
Zeon Corp.	12,000	96,564
TOTAL JAPAN		180,524,802
Luxembourg - 0.1%
Arcelor SA	47,188	1,039,387
Oriflame Cosmetics SA unit	2,300	48,785
TOTAL LUXEMBOURG		1,088,172
Netherlands - 4.8%
ABN-AMRO Holding NV	153,985	3,791,111
Aegon NV	140,901	1,741,887
Akzo Nobel NV	26,679	1,103,652
ASML Holding NV (a)	47,574	725,504
Corio NV	5,252	287,358
DSM NV	7,804	469,521
EADS NV	24,592	743,701
Euronext NV	8,405	254,627
Getronics NV (a)	55,558	117,427
Hagemeyer NV (a)	37,000	75,252
Heineken NV (Bearer)	24,280	768,155
IHC Caland NV	3,841	235,022
ING Groep NV (Certificaten Van Aandelen)	178,923	4,907,858
James Hardie Industries NV	39,400	176,056
Koninklijke Ahold NV (a)	146,880	1,078,099
Koninklijke KPN NV	197,650	1,715,667
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	15,087	537,478
Koninklijke Philips Electronics NV	131,749	3,391,219
Oce NV	4,337	64,858
QIAGEN NV (a)	18,885	207,107

	Shares	Value
Randstad Holdings NV	3,418	$ 131,309
Reed Elsevier NV	62,646	839,415
Rodamco Europe NV	3,668	278,900
Royal Dutch Petroleum Co. (Hague Registry)	200,347	11,471,869
STMicroelectronics NV	59,994	1,199,880
TPG NV	33,276	872,290
Unilever NV (Certificaten Van Aandelen)	54,223	3,410,040
Vedior NV (Certificaten Van Aandelen)	16,006	268,513
VNU NV	24,467	738,294
Wereldhave NV	3,105	307,291
Wolters Kluwer NV (Certificaten Van Aandelen)	27,027	518,786
TOTAL NETHERLANDS		42,428,146
New Zealand - 0.2%
Auckland International Airport Ltd.	15,510	86,499
Carter Holt Harvey Ltd.	32,194	51,332
Contact Energy Ltd.	45,065	203,640
Fisher & Paykel Appliances Holdings Ltd.	11,536	35,385
Fisher & Paykel Healthcare Corp.	23,595	48,924
Fletcher Building Ltd.	56,191	248,291
Independent Newspapers Ltd.	6,073	23,361
NGC Holdings Ltd.	6,548	14,560
Sky City Entertainment Group Ltd.	48,532	172,808
Sky Network Television Ltd. (a)	4,797	19,962
Telecom Corp. of New Zealand Ltd.	162,400	704,816
Tenon Ltd.	2,968	4,563
Tenon Ltd. (PN)	7,331	11,270
The Warehouse Group Ltd.	10,165	26,601
Tower Ltd. (a)	18,181	27,949
Waste Management NZ Ltd.	7,286	28,965
TOTAL NEW ZEALAND		1,708,926
Norway - 0.6%
DnB NOR ASA	68,559	645,670
Norsk Hydro ASA	15,477	1,265,762
Norske Skogindustrier AS (A Shares)	8,900	188,681
Orkla ASA (A Shares)	20,919	644,758
Petroleum Geo-Services ASA (a)	1,330	73,527
Schibsted AS (B Shares)	3,200	88,714
Smedvig ASA (A Shares)	1,800	27,079
Statoil ASA	51,028	807,188
Storebrand ASA (A Shares)	28,850	256,411
Tandberg ASA	7,650	86,704
Telenor ASA	71,608	630,594
Tomra Systems AS	11,500	61,700
Yara International ASA	23,217	298,161
TOTAL NORWAY		5,074,949
Portugal - 0.4%
Banco Comercial Portugues SA (Reg.)	191,211	477,852
Banco Espirito Santo SA (BES) (Reg.)	8,700	153,813
BPI-SGPS SA	21,657	88,093
Common Stocks - continued
	Shares	Value
Portugal - continued
Brisa Auto-Estradas de Portugal SA	27,450	$ 240,829
Cimpor-Cimentos de Portugal SGPS SA	31,922	176,949
Energias de Portugal SA (d)	261,522	775,240
Jeronimo Martins SGPS SA (a)	1,860	23,662
Portugal Telecom SGPS SA (Reg.)	85,903	1,016,299
PT Multimedia SGPS SA	2,393	56,940
Sonae SGPS SA	50,200	66,064
TOTAL PORTUGAL		3,075,741
Singapore - 0.8%
Allgreen Properties Ltd.	15,000	9,525
Ascendas (REIT):
(A-REIT)	36,000	40,006
Class A	3,600	4,001
CapitaLand Ltd.	67,000	84,683
CapitaMall Trust	139,000	142,586
Chartered Semiconductor Manufacturing Ltd. (a)	48,800	30,691
City Developments Ltd.	49,000	209,434
ComfortDelgro Corp. Ltd.	232,784	203,255
Creative Technology Ltd. (Singapore)	3,000	37,552
Datacraft Asia Ltd. (a)	11,000	11,770
DBS Group Holdings Ltd.	103,361	997,163
Fraser & Neave Ltd.	19,630	174,995
Haw Par Corp. Ltd.	6,000	17,951
Jardine Cycle & Carriage Ltd.	5,272	31,869
Keppel Corp. Ltd.	54,000	265,425
Keppel Land Ltd.	26,000	32,862
Neptune Orient Lines Ltd.	105,000	189,131
Oversea-Chinese Banking Corp. Ltd.	115,987	949,001
Overseas Union Enterprises Ltd.	6,000	27,294
Parkway Holdings Ltd.	22,000	18,806
Sembcorp Industries Ltd.	63,969	56,636
Sembcorp Logistics Ltd.	20,000	27,355
Sembcorp Marine Ltd.	24,000	16,706
Singapore Airlines Ltd.	39,170	260,695
Singapore Exchange Ltd.	54,000	56,712
Singapore Land Ltd.	6,000	16,413
Singapore Post Ltd.	71,000	37,066
Singapore Press Holdings Ltd.	184,021	530,349
Singapore Technologies Engineering Ltd.	152,161	196,966
Singapore Telecommunications Ltd.	609,187	881,559
SMRT Corp. Ltd.	112,000	56,761
STATS ChipPAC Ltd. (a)	183,000	103,358
United Overseas Bank Ltd.	124,846	1,036,731
United Overseas Land Ltd.	15,000	21,249
Venture Corp. Ltd.	15,808	152,506
Wing Tai Holdings Ltd.	39,000	23,813
TOTAL SINGAPORE		6,952,875
Spain - 3.8%
Abertis Infraestructuras SA	28,493	590,862
Acerinox SA (Reg.)	14,820	217,293

	Shares	Value
Actividades de Construccion y Servicios SA (ACS)	26,765	$ 562,144
Aguas de Barcelona SA	11,232	209,926
Altadis SA (Spain)	25,007	1,021,188
Amadeus Global Travel Distribution SA Series A	29,889	260,638
Antena 3 Television SA (a)	880	57,904
Banco Bilbao Vizcaya Argentaria SA	313,836	5,140,634
Banco Popular Espanol SA (Reg.)	15,725	991,650
Banco Santander Central Hispano SA	581,621	6,973,636
Cintra Concesiones de Infrastructuras de Transporte SA	19,000	194,477
Corporacion Mapfre SA (Reg.)	16,065	225,511
Endesa SA	94,665	2,043,817
Fomento Construcciones y Contratas SA (FOCSA)	2,723	111,450
Gas Natural SDG SA Series E	13,521	386,430
Grupo Acciona SA	3,541	277,716
Grupo Auxiliar Metalurgico SA (Gamesa)	8,091	106,693
Grupo Ferrovial SA	5,945	286,868
Iberdrola SA	75,223	1,767,893
Iberia Lineas Aereas de Espana SA	53,405	173,929
Inditex SA	20,020	586,009
Indra Sistemas SA	11,360	178,341
Metrovacesa SA	2,675	127,300
NH Hoteles SA	8,457	105,674
Promotora de Informaciones SA (PRISA)	4,361	89,739
Repsol YPF SA	93,229	2,271,058
Sogecable SA (a)(d)	3,747	158,990
Telefonica Publicidad e Informacion SA	24,682	201,452
Telefonica SA	435,765	7,633,150
Union Fenosa SA	18,850	485,109
Vallehermoso SA	11,017	168,563
Zeltia SA (d)	6,708	49,043
TOTAL SPAIN		33,655,087
Sweden - 2.5%
Alfa Laval AB	11,300	177,448
Assa Abloy AB (B Shares)	32,443	504,636
Atlas Copco AB:
(A Shares)	11,360	500,508
(B Shares)	5,585	226,948
Axfood AB	1,200	38,224
Billerud AB	2,900	48,561
Capio AB (a)	5,454	60,886
Castellum AB	2,000	69,512
D. Carnegie & Co. AB	4,190	48,334
Electrolux AB (B Shares)	30,869	680,025
Elekta AB (B Shares) (a)	2,098	57,460
Eniro AB	9,215	90,527
Gambro AB:
(A Shares)	20,900	271,427
(B Shares)	5,800	72,950
Getinge AB (B Shares)	22,000	273,432
Common Stocks - continued
	Shares	Value
Sweden - continued
Hennes & Mauritz AB (H&M) (B Shares)	46,121	$ 1,482,836
Hoganas AB (A Shares)	1,200	31,079
Holmen AB (B Shares)	7,300	254,804
Lundin Petroleum AB (a)	14,000	94,816
Modern Times Group AB (MTG) (B Shares) (a)	2,950	75,086
Nordea Bank AB	210,773	2,070,616
OMX AB (a)	5,500	69,586
Sandvik AB	21,766	881,228
SAS AB (a)	3,600	29,740
Scania AB (B Shares)	9,304	366,992
Securitas AB (B Shares)	28,608	453,500
Skandia Foersaekrings AB	101,048	419,636
Skandinaviska Enskilda Banken AB (A Shares)	45,575	868,315
Skanska AB (B Shares)	42,269	497,038
SKF AB (B Shares)	11,000	468,273
SSAB Swedish Steel AB:
(A Shares)	3,800	91,630
(B Shares)	7,800	184,600
Svenska Cellulosa AB (SCA) (B Shares)	19,304	804,537
Svenska Handelsbanken AB (A Shares)	49,064	1,197,698
Swedish Match Co.	28,750	326,301
Tele2 AB (B Shares)	10,128	397,986
Telefonaktiebolaget LM Ericsson (B Shares) (a)	1,398,673	4,650,588
TeliaSonera AB	181,135	1,105,419
Trelleborg AB (B Shares)	9,000	149,368
Volvo AB:
(A Shares)	8,440	332,283
(B Shares)	21,822	891,615
Wihlborgs Fastigheter AB	12,765	253,655
WM-Data AB (B Shares)	13,000	29,606
TOTAL SWEDEN		21,599,709
Switzerland - 6.7%
ABB Ltd. (Reg.) (a)	169,961	1,049,630
Adecco SA	12,038	599,814
Ciba Specialty Chemicals, Inc.	8,796	634,652
Clariant AG (Reg.)	23,868	371,645
Compagnie Financiere Richemont unit	53,556	1,627,892
Credit Suisse Group (Reg.)	112,894	4,409,640
Geberit AG (Reg.)	431	303,982
Givaudan AG	878	580,738
Holcim Ltd. (Reg.)	17,340	993,291
Kudelski SA (Bearer) (a)	2,000	75,179
Kuoni Reisen Holding AG Class B (Reg.)	240	101,899
Logitech International SA (Reg.) (a)	4,299	251,729
Lonza Group AG	5,784	312,553
Micronas Semiconductor Holding AG (a)	3,473	150,046
Nestle SA (Reg.)	39,882	10,233,330
Nobel Biocare Holding AG (Switzerland)	2,374	426,714
Novartis AG (Reg.)	234,887	11,286,320

	Shares	Value
Phonak Holding AG	5,068	$ 160,049
Rieter Holding AG (Reg.)	823	239,330
Roche Holding AG (participation certificate)	69,455	7,311,373
Schindler Holding AG	688	244,432
Serono SA Series B	710	456,672
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	424	283,051
Straumann Holding AG	751	164,041
Sulzer AG (Reg.)	305	115,852
Swiss Reinsurance Co. (Reg.)	29,735	1,986,333
Swisscom AG (Reg.)	2,815	1,104,442
Syngenta AG (Switzerland)	11,295	1,193,954
The Swatch Group AG:
(Bearer)	3,323	457,953
(Reg.)	4,905	138,121
UBS AG (Reg.)	105,397	8,537,157
Unaxis Holding AG (Reg.)	927	97,990
Valora Holding AG	715	173,426
Zurich Financial Services AG	14,100	2,169,516
TOTAL SWITZERLAND		58,242,746
United Kingdom - 24.1%
3i Group PLC	60,971	761,150
Aegis Group PLC	83,793	164,472
Aggreko PLC	12,542	36,837
Alliance Unichem PLC	18,744	257,450
AMEC PLC	33,604	190,174
Amvescap PLC	70,752	433,518
Anglo American PLC (United Kingdom)	132,000	3,202,427
ARM Holdings PLC	102,352	201,389
Arriva PLC	21,148	197,955
Associated British Ports Holdings PLC	33,528	301,188
AstraZeneca PLC (United Kingdom)	160,857	6,336,157
Aviva PLC	221,451	2,451,504
BAA PLC	99,523	1,106,491
BAE Systems PLC	319,858	1,498,538
Balfour Beatty PLC	34,301	197,558
Barclays PLC	622,048	6,472,409
Barratt Developments PLC	22,374	219,475
BBA Group PLC	34,673	191,753
Bellway PLC	10,773	146,527
Berkeley Group Holdings PLC unit	11,625	264,488
BG Group PLC	340,873	2,363,746
BHP Billiton PLC	235,642	2,754,899
BOC Group PLC	46,947	839,432
Boots Group PLC	76,872	926,615
BP PLC	2,105,273	21,526,419
BPB PLC	42,828	359,983
Brambles Industries PLC	65,313	325,643
British Airways PLC (a)	32,619	137,000
British American Tobacco PLC	151,608	2,528,821
British Land Co. PLC	44,736	699,911
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Sky Broadcasting Group PLC (BSkyB)	129,695	$ 1,381,861
BT Group PLC	845,555	3,160,685
Bunzl PLC	38,559	328,889
Cable & Wireless PLC	209,801	454,889
Cadbury Schweppes PLC	199,424	1,779,082
Capita Group PLC	77,420	527,987
Carnival PLC	17,916	1,000,737
Cattles PLC	36,852	261,178
Centrica PLC	389,483	1,843,333
Close Brothers Group PLC	18,076	246,203
Cobham PLC	8,249	227,231
Compass Group PLC	190,750	835,363
Cookson Group PLC (a)	192,887	124,359
Corus Group PLC (a)	462,113	483,319
Daily Mail & General Trust PLC Class A	25,484	350,754
Davis Service Group PLC	32,608	245,115
De La Rue PLC	12,253	78,764
Diageo PLC	298,333	4,202,020
Dixons Group PLC	212,273	591,024
Eircom Group PLC	35,537	80,307
Electrocomponents PLC	33,864	189,543
EMAP PLC	29,169	445,772
EMI Group PLC	72,526	334,936
Enterprise Inns PLC	29,532	385,314
Exel PLC	25,833	364,441
FirstGroup PLC	41,821	270,030
FKI PLC	31,384	79,587
Friends Provident PLC	165,817	485,435
George Wimpey PLC	34,252	233,918
GKN PLC	71,254	306,602
GlaxoSmithKline PLC	567,341	12,067,343
Great Portland Estates PLC	7,720	47,192
Group 4 Securicor PLC (a)	76,580	185,058
GUS PLC	103,536	1,728,639
Hammerson PLC	24,744	376,257
Hanson PLC	65,482	524,128
Hays PLC	159,644	369,011
HBOS PLC	376,849	5,273,228
Hilton Group PLC	171,824	847,668
HMV Group PLC	36,077	164,714
HSBC Holdings PLC (United Kingdom) (Reg.)	1,071,894	18,303,662
Icap PLC	29,527	135,091
IMI PLC	41,120	297,710
Imperial Chemical Industries PLC	108,071	489,282
Imperial Tobacco Group PLC	70,019	1,823,112
Inchcape PLC	5,263	164,381
Intercontinental Hotels Group PLC	72,274	920,203
International Power PLC (a)	147,233	426,108
Intertek Group PLC	15,417	207,630
Invensys PLC (a)	392,398	131,180
ITV PLC	451,049	945,649

	Shares	Value
J. Sainsbury PLC	141,912	$ 708,234
Johnson Matthey PLC	18,128	350,628
Kelda Group PLC	30,740	316,515
Kesa Electricals PLC	48,088	248,488
Kidde PLC	64,562	187,466
Kingfisher PLC	228,372	1,256,426
Land Securities Group PLC	48,383	1,187,675
Legal & General Group PLC	611,813	1,241,793
Liberty International PLC	23,370	395,543
Lloyds TSB Group PLC	553,741	4,456,031
LogicaCMG PLC	96,344	339,565
London Stock Exchange PLC	18,713	146,118
Man Group PLC	25,206	717,450
Marconi Corp. PLC (a)	13,333	145,561
Marks & Spencer Group PLC	148,618	931,918
Meggitt PLC	33,216	162,121
MFI Furniture Group PLC	108,759	241,524
Misys PLC	52,378	212,372
Mitchells & Butlers PLC	54,124	313,023
National Express Group PLC Class L	11,750	169,243
National Grid Transco PLC	292,533	2,675,378
Next PLC	25,448	779,758
Novar PLC	21,219	65,869
Pearson PLC	80,196	940,638
Peninsular & Oriental Steam Navigation Co.	69,164	397,693
Persimmon PLC	22,945	271,100
Pilkington PLC	141,779	290,476
Premier Farnell PLC	32,667	127,616
Provident Financial PLC	21,788	255,765
Prudential PLC	226,838	1,809,147
Punch Taverns Ltd.	16,282	187,321
Rank Group PLC	51,530	298,759
Reckitt Benckiser PLC	60,025	1,769,293
Reed Elsevier PLC	113,908	1,045,561
Rentokil Initial PLC	155,309	421,295
Reuters Group PLC	149,120	1,093,878
Rexam PLC	49,255	425,060
Rio Tinto PLC (Reg.)	101,302	2,978,026
RMC Group PLC	21,992	353,735
Rolls-Royce Group PLC	138,362	695,804
Royal & Sun Alliance Insurance Group PLC	266,620	375,627
Royal Bank of Scotland Group PLC	301,926	9,274,449
SABMiller PLC	78,853	1,326,323
Sage Group PLC	145,520	536,515
Schroders PLC	16,758	218,968
Scottish & Newcastle PLC	68,553	561,805
Scottish & Southern Energy PLC	78,564	1,235,165
Scottish Power PLC	182,556	1,347,867
Serco Group PLC	62,072	264,721
Severn Trent PLC	32,139	546,110
Shell Transport & Trading Co. PLC (Reg.)	920,759	7,768,137
Signet Group PLC	161,930	324,028
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Slough Estates PLC	37,743	$ 348,065
Smith & Nephew PLC	83,967	864,860
Smiths Group PLC	57,564	841,778
SSL International PLC	16,114	86,961
Stagecoach Group PLC	50,249	91,671
Tate & Lyle PLC	39,744	373,731
Taylor Woodrow PLC	46,333	205,343
Tesco PLC	762,590	4,392,179
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	81,643	386,007
Trinity Mirror PLC	35,722	424,792
Unilever PLC	273,552	2,531,040
United Business Media PLC	28,650	263,252
United Utilities PLC	45,434	488,642
United Utilities PLC Class A	33,692	239,587
Vodafone Group PLC	6,417,253	17,499,848
Whitbread PLC	34,852	531,291
William Hill PLC	29,732	295,345
Wolseley PLC	55,709	958,852
WPP Group PLC	101,581	1,121,610
Yell Group PLC	78,257	646,937
TOTAL UNITED KINGDOM		210,801,225
United States of America - 0.1%
Synthes, Inc.	5,522	597,758
TOTAL COMMON STOCKS (Cost $762,182,033)		832,951,925
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.2%
Fresenius Medical Care AG	1,350	75,210
Henkel KGaA	6,156	521,186
Porsche AG (non-vtg.)	758	483,350
ProSiebenSat.1 Media AG	4,194	70,302
RWE AG (non-vtg.)	3,000	135,589
Volkswagen AG	11,630	380,928
TOTAL GERMANY		1,666,565
Italy - 0.2%
Banca Intesa Spa (Risp)	83,450	315,152
Telecom Italia Spa (Risp)	597,288	1,648,292
TOTAL ITALY		1,963,444
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	3,797,556	7,712
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,844,499)		3,637,721
Government Obligations - 0.6%
	Principal Amount	Value
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.61% 1/6/05 (e) (Cost $4,991,778)	$ 5,000,000	$ 4,990,525
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 1.98% (b)	31,923,918	31,923,918
Fidelity Securities Lending Cash Central Fund, 2% (b)(c)	18,410,260	18,410,260
TOTAL MONEY MARKET FUNDS (Cost $50,334,178)		50,334,178
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $820,352,488)		891,914,349
NET OTHER ASSETS - (1.9)%		(16,973,735)
NET ASSETS - 100%		$ 874,940,614
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2 CAC 40 Index Contracts (France)	Dec. 2004	$ 100,732	$ (862)
6 DAX 100 Index Contracts (Germany)	Dec. 2004	826,402	(3,698)
261 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2004	10,057,866	(83,131)
130 FTSE 100 Index Contracts (United Kingdom)	Dec. 2004	11,847,622	(155,822)
6 Hang Seng 100 Index Contracts (Hong Kong)	Dec. 2004	542,265	(62)
2 IBEX 35 Index Contracts (Spain)	Dec. 2004	229,363	2,214
2 MIB 30 Index Contracts (Italy)	Dec. 2004	395,079	(1,114)
6 MSCI Index Contracts (Singapore)	Dec. 2004	177,457	(1,606)
72 Nikkei 225 Index Contracts (Japan)	Dec. 2004	4,000,331	(92,531)
123 OMX Index Contracts (Sweden)	Dec. 2004	1,358,548	8,855
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased - continued
Equity Index Contracts - continued
27 Share Price Index 200 Contracts (Australia)	Dec. 2004	$ 2,026,694	$ 16,919
55 TOPIX 150 Index Contracts (Japan)	Dec. 2004	5,910,638	(54,911)
		37,472,997	(365,749)

The face value of futures purchased as a percentage of net assets - 4.3%
Forward Foreign Currency Contracts
	Settlement Dates	Value
Contracts to Buy
2,766,000 AUD	Jan. 2005	$ 2,125,351	2,851
8,707,000 EUR	Jan. 2005	11,576,581	240,028
6,220,000 GBP	Jan. 2005	11,840,450	325,419
1,007,295,000 JPY	Jan. 2005	9,822,343	171,751
9,208,000 SEK	Jan. 2005	1,371,051	45,545
		$ 36,735,776	$ 785,594

(Payable Amount $35,950,182)

The value of contracts to buy as a percentage of net assets - 4.2%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,817,752.
Income Tax Information

At November 30, 2004, the aggregate cost of investment securities for income tax purposes was $838,745,926. Net unrealized appreciation aggregated $53,168,423, of which $131,056,355 related to appreciated investment securities and $77,887,932 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. Fidelity assumes no obligation to update or supplement the schedule to reflect any changes that may occur. This report is provided for the general information of the fund's shareholders. Click on the appropriate link to view the fund's audited schedule of investments included in its annual report or contact your investment professional to request a free copy.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005